UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Scott R. Plummer

5228 Ameriprise Financial Center

Minneapolis, MN 55474

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-612-671-1947

Date of fiscal year end: May 31

Date of reporting period: November 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report November 30, 2012

Columbia Absolute Return Emerging Markets Macro Fund

Columbia Absolute Return Emerging Markets Macro Fund

President’s Message

Dear Shareholders,

Stocks rebound around the world

After a weak second quarter, U.S. stock market averages rebounded in the third quarter, erasing earlier losses and boosting year-to-date returns well into double digits. Welcome news from Europe and additional quantitative easing in the United States by the Federal Reserve Board helped bolster the rally. The Standard & Poor’s 500 Index (S&P 500 Index) rose 6.35% (total return) for the quarter. The Dow Jones Industrial Average advanced 4.32% for the same period. From the beginning of the calendar year through September 30, 2012, the S&P 500 Index was up 16.44% (total return). And, as of the end of September, the S&P 500 Index stood at 1,440 — approximately 8% below its all-time high of 1,565 that was set on October 9, 2007.

Outside the United States, stock markets of both developed and emerging market economies rebounded, as measured in U.S. dollars. Investors responded favorably to the announcement of policy measures aimed to resolve the eurozone crisis, which could potentially have a favorable impact on growth in emerging market economies. A weaker dollar also benefited returns to U.S. investors.

Solid gains for fixed income

Within fixed income, investors appeared to be increasingly willing to take on risk as they abandoned higher quality sectors that dominated the performance rankings in the second quarter and favored riskier sectors, where yield spreads tightened by a significant margin. Fixed-income returns were strong, but unlike equities, they have been less volatile, accumulating steadily over the course of the year. Gains were the highest for high-yield and emerging market bonds. By contrast, government issued debt securities eked out smaller gains.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>	Detailed up-to-date fund performance and portfolio information

>	Economic analysis and market commentary

>	Quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia Absolute Return Emerging Markets Macro Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Absolute Return Emerging Markets Macro Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Absolute Return Emerging Markets Macro Fund (the Fund) Class A shares returned 4.80% excluding sales charges for the six months ended November 30, 2012.

>	The Fund outperformed its benchmarks, the Citigroup 3-Month U.S. Treasury Bill Index and the 1 Month USD LIBOR, which returned 0.04% and 0.12% for the same period, respectively.

Average Annual Total Returns (%) (for period ended November 30, 2012)
	Inception	6 Months cumulative	1 Year	Life
Class A	04/07/11
Excluding sales charges		4.80	5.42	3.63
Including sales charges		-1.23	-0.61	-0.03
Class B	04/07/11
Excluding sales charges		4.42	4.59	2.82
Including sales charges		-0.58	-0.41	0.42
Class C	04/07/11
Excluding sales charges		4.52	4.69	2.88
Including sales charges		3.52	3.69	2.88
Class I	04/07/11	5.09	5.83	4.00
Class R	04/07/11	4.71	5.13	3.33
Class R5*	11/08/12	4.90	5.52	3.69
Class W	04/07/11	4.91	5.46	3.59
Class Z	04/07/11	5.00	5.70	3.86
Citigroup 3-Month U.S. Treasury Bill Index		0.04	0.07	0.06
1 Month USD LIBOR		0.12	0.25	0.39

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

The 1 Month USD LIBOR is the average interest rate at which a selection of banks in London lend U.S. dollar funds from one another with a maturity of one month. The LIBOR interest rates are used by banks as the base rate in setting the level of their savings, mortgage and loan interest rates.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2012

Columbia Absolute Return Emerging Markets Macro Fund

Portfolio Overview

(Unaudited)

Country Breakdown (%) (at November 30, 2012)
Chile	3.1
Colombia	6.7
Dominican Republic	2.8
Greece	0.0	(a)
Indonesia	1.0
Mexico	8.3
Qatar	2.4
Romania	1.1
Russian Federation	4.9
Trinidad and Tobago	1.2
Venezuela	2.3
Short-Term Investments Segregated in Connection with Open Derivatives Contracts(b)	66.2
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to less than 0.1%.

(b)	Includes investments in Money Market Funds (amounting to $72 million) which have been segregated to cover obligations related to the Fund’s investment in derivatives which provides exposure to multiple markets. For a description of the Fund’s investments in derivatives, see Investments in Derivatives following the Portfolio of Investments, and Note 2 to the financial statements.

Quality Breakdown (%) (at November 30, 2012)
A rating	20.6
B rating	15.1
BBB rating	54.4
CCC rating	0.0	(a)
Not rated	9.9
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the average of the ratings from Moody’s, S&P, and Fitch. When a rating from only two agencies is available, the average of the two is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by any of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

(a)	Rounds to less than 0.1%.

Portfolio Management

Nicholas Pifer, CFA

James Carlen, CFA

Semiannual Report 2012	3

Columbia Absolute Return Emerging Markets Macro Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2012 – November 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,048.00		1,017.65	7.60		7.49	1.48
Class B	1,000.00	1,000.00	1,044.20		1,013.89	11.43		11.26	2.23
Class C	1,000.00	1,000.00	1,045.20		1,013.89	11.43		11.26	2.23
Class I	1,000.00	1,000.00	1,050.90		1,019.70	5.50		5.42	1.07
Class R	1,000.00	1,000.00	1,047.10		1,016.39	8.88		8.74	1.73
Class R5	1,000.00	1,000.00	1,003.80	*	1,019.70	0.62	*	5.42	1.07	*
Class W	1,000.00	1,000.00	1,049.10		1,017.65	7.60		7.49	1.48
Class Z	1,000.00	1,000.00	1,050.00		1,018.90	6.32		6.23	1.23

*	For the period November 8, 2012 through November 30, 2012. Class R5 shares commenced operations on November 8, 2012.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2012

Columbia Absolute Return Emerging Markets Macro Fund

Portfolio of Investments

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 3.8%
Issuer	Coupon Rate	Principal Amount ($)		Value ($)

Supranational 3.8%
Corp. Andina de Fomento Senior Unsecured
01/15/16	3.750%		3,965,000	4,163,048

Total Corporate Bonds & Notes
(Cost: $4,014,227)				4,163,048

Inflation-Indexed Bonds 6.9%(a)
Mexico 6.9%
Mexican Udibonos
12/19/13	3.500%	MXN	1,953,000	7,557,620

Total Inflation-Indexed Bonds
(Cost: $7,607,708)				7,557,620

Foreign Government Obligations(a) 22.7%
Chile 3.1%
Chile Government International Bond Senior Unsecured
08/05/20	5.500%	CLP	1,500,000,000	3,428,422

Colombia 2.8%
Colombia Government International Bond Senior Unsecured
07/12/21	4.375%		1,700,000	1,966,900

Empresa de Energia de Bogota SA Senior Unsecured(b)
11/10/21	6.125%		1,000,000	1,124,679

Total				3,091,579

Dominican Republic 2.8%
Dominican Republic International Bond Senior Unsecured(b)
05/06/21	7.500%		2,600,000	3,037,315

Greece —%
Hellenic Republic Government Bond Senior Unsecured(c)
10/15/42	0.000%	EUR	1,417,500	11,799

Indonesia 0.9%
Indonesia Treasury Bond Senior Unsecured
10/15/14	11.000%	IDR	9,090,000,000	1,051,365

Mexico 1.4%
Mexican Bonos
06/20/13	9.000%	MXN	1,332,000	1,053,421
12/15/16	7.250%	MXN	567,100	473,373

Total				1,526,794

Foreign Government Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Qatar 2.3%
Qatar Government International Bond Senior Unsecured
04/09/19	6.550%	2,050,000	2,572,750

Romania 1.1%
Romanian Government International Bond Senior Unsecured(b)
02/07/22	6.750%	1,000,000	1,181,795

Russian Federation 4.8%
Russian Foreign Bond — Eurobond Senior Unsecured(b)
04/04/17	3.250%	2,000,000	2,121,000

Sberbank of Russia Via SB Capital SA Senior Unsecured(b)
02/07/17	4.950%	3,000,000	3,186,270

Total			5,307,270

Trinidad and Tobago 1.2%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured(b)
08/14/19	9.750%	1,000,000	1,322,265

Venezuela 2.3%
Petroleos de Venezuela SA
11/02/17	8.500%	2,660,000	2,513,700

Total Foreign Government Obligations
(Cost: $23,082,302)			25,045,054

Money Market Funds 65.3%
		Shares	Value ($)

Columbia Short-Term Cash Fund, 0.154%(d)(e)		72,022,163	72,022,163

Total Money Market Funds
(Cost: $72,022,163)			72,022,163

Total Investments
(Cost: $106,726,400)			108,787,885

Other Assets & Liabilities, Net			1,456,225

Net Assets			110,244,110

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	5

Columbia Absolute Return Emerging Markets Macro Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Investments in Derivatives

Credit Default Swap Contracts Outstanding at November 30, 2012

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets Limited	Republic of Turkey	December 20, 2015	1.00	2,700,000	(13,077)	(96,948)	(5,400)	—	(115,425)

Total								—	(115,425)

Credit Default Swap Contracts Outstanding at November 30, 2012

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	Republic of Peru	September 20, 2016	1.00	0.762	1,500,000	13,466	32,117	3,000	48,583	—

Citibank	Republic of Peru	September 20, 2016	1.00	0.762	3,000,000	26,931	27,118	6,000	60,049	—

Citibank	People’s Republic of China	December 20, 2016	1.00	0.385	1,500,000	37,275	24,225	3,000	64,500	—

Citibank New York	People’s Republic of China	December 20, 2016	1.00	0.385	9,700,000	241,045	214,458	19,400	474,903	—

Citibank	Republic of Colombia	December 20, 2017	1.00	0.985	2,200,000	1,588	3,211	4,400	9,199	—

Citibank	Federative Republic of Brazil	December 20, 2017	1.00	1.084	2,200,000	(9,174)	12,806	4,400	8,032	—

Citibank	Republic of Panama	December 20, 2017	1.00	0.981	3,200,000	3,098	3,115	—	6,213	—

Total									671,479	—

Forward Foreign Currency Exchange Contracts Open at November 30, 2012

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Standard Chartered Bank	December 5, 2012	439,664 (USD	)	5,760,000 (MXN	)	5,651	—

UBS Securities	December 11, 2012	3,048,000 (EUR	)	3,905,463 (USD	)	—	(58,928)

Goldman, Sachs & Co.	December 11, 2012	2,298,805 (USD	)	7,436,000 (PLN	)	58,980	—

Goldman, Sachs & Co.	December 11, 2012	3,286,007 (USD	)	103,577,000 (RUB	)	67,148	—

Citigroup Global Markets Inc.	January 11, 2013	1,586,229,000 (CLP	)	3,299,557 (USD	)	18,441	—

Deutsche Bank	January 16, 2013	8,340,085 (USD	)	25,529,000 (MYR	)	31,764	—

Standard Chartered Bank	January 24, 2013	2,103,304 (USD	)	4,463,000 (BRL	)	—	(24,154)

Goldman, Sachs & Co.	January 24, 2013	439,328 (USD	)	790,000 (TRY	)	1,097

HSBC Bank PLC	February 13, 2013	4,457,179 (USD	)	28,000,000 (CNY	)	8,356	—

Total						191,437	(83,082)

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2012

Columbia Absolute Return Emerging Markets Macro Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, the value of these securities amounted to $11,973,324 or 10.86% of net assets.

(c)	Variable rate security. The interest rate shown reflects the rate as of November 30, 2012.

(d)	The rate shown is the seven-day current annualized yield at November 30, 2012.

(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	73,317,978	5,951,384	(7,247,199)	72,022,163	56,649	72,022,163

Currency Legend

BRL	Brazilian Real
CLP	Chilean Peso
CNY	China, Yuan Renminbi
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysia Ringgits
PLN	Polish Zloty
RUB	Russian Rouble
TRY	Turkish Lira
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	7

Columbia Absolute Return Emerging Markets Macro Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Fair Value Measurements (continued)

rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds

Corporate Bonds & Notes	—	4,163,048	—	4,163,048

Inflation-Indexed Bonds	—	7,557,620	—	7,557,620

Foreign Government Obligations	—	25,045,054	—	25,045,054

Total Bonds	—	36,765,722	—	36,765,722

Other

Money Market Funds	72,022,163	—	—	72,022,163

Total Other	72,022,163	—	—	72,022,163

Investments in Securities	72,022,163	36,765,722	—	108,787,885

Derivatives

Assets

Forward Foreign Currency Exchange Contracts	—	191,437	—	191,437

Swap Contracts	—	671,479	—	671,479

Liabilities

Forward Foreign Currency Exchange Contracts	—	(83,082)	—	(83,082)

Swap Contracts	—	(115,425)	—	(115,425)

Total	72,022,163	37,430,131	—	109,452,294

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2012

Columbia Absolute Return Emerging Markets Macro Fund

Statement of Assets and Liabilities

November 30, 2012 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $34,704,237)	$36,765,722

Affiliated issuers (identified cost $72,022,163)	72,022,163

Total investments (identified cost $106,726,400)	108,787,885

Foreign currency (identified cost $782,530)	783,082

Unrealized appreciation on forward foreign currency exchange contracts	191,437

Unrealized appreciation on swap contracts	671,479

Premiums paid on outstanding swap contracts	96,948

Receivable for:

Investments sold	227,631

Capital shares sold	134,688

Dividends	9,089

Interest	469,769

Reclaims	51,537

Expense reimbursement due from Investment Manager	1,366

Prepaid expenses	2,448

Total assets	111,427,359

Liabilities

Disbursements in excess of cash	70,550

Unrealized depreciation on forward foreign currency exchange contracts	83,082

Unrealized depreciation on swap contracts	115,425

Premiums received on outstanding swap contracts	317,051

Payable for:

Investments purchased	435,278

Capital shares purchased	70,735

Investment management fees	2,771

Distribution and/or service fees	238

Transfer agent fees	25,813

Administration fees	241

Compensation of board members	4,681

Other expenses	57,384

Total liabilities	1,183,249

Net assets applicable to outstanding capital stock	$110,244,110

Represented by

Paid-in capital	$105,690,548

Undistributed net investment income	1,044,043

Accumulated net realized gain	781,808

Unrealized appreciation (depreciation) on:

Investments	2,061,485

Foreign currency translations	1,817

Forward foreign currency exchange contracts	108,355

Swap contracts	556,054

Total — representing net assets applicable to outstanding capital stock	$110,244,110

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	9

Columbia Absolute Return Emerging Markets Macro Fund

Statement of Assets and Liabilities (continued)

November 30, 2012 (Unaudited)

Class A

Net assets	$453,378

Shares outstanding	43,284

Net asset value per share	$10.47

Maximum offering price per share(a)	$11.11

Class B

Net assets	$2,601

Shares outstanding	250

Net asset value per share	$10.40

Class C

Net assets	$26,512

Shares outstanding	2,548

Net asset value per share	$10.41

Class I

Net assets	$75,448,752

Shares outstanding	7,169,793

Net asset value per share	$10.52

Class R

Net assets	$2,614

Shares outstanding	250

Net asset value per share(b)	$10.45

Class R5

Net assets	$2,510

Shares outstanding	239

Net asset value per share(b)	$10.51

Class W

Net assets	$34,302,711

Shares outstanding	3,279,129

Net asset value per share	$10.46

Class Z

Net assets	$5,032

Shares outstanding	479

Net asset value per share(b)	$10.50

(a)	The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2012

Columbia Absolute Return Emerging Markets Macro Fund

Statement of Operations

Six Months Ended November 30, 2012 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$56,649
Interest	1,001,729
Foreign taxes withheld	(1,460)

Total income	1,056,918

Expenses:
Investment management fees	497,889
Distribution and/or service fees
Class A	397
Class B	13
Class C	52
Class R	6
Class W	40,954
Transfer agent fees
Class A	1,585
Class B	13
Class C	52
Class R	13
Class W	162,926
Class Z	116
Administration fees	43,295
Compensation of board members	5,759
Custodian fees	7,426
Printing and postage fees	37,757
Registration fees	44,525
Professional fees	18,454
Other	4,333

Total expenses	865,565
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(215,750)

Total net expenses	649,815

Net investment income	407,103

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(211,332)
Foreign currency translations	8,790
Forward foreign currency exchange contracts	181,476
Swap contracts	1,209,748

Net realized gain	1,188,682
Net change in unrealized appreciation (depreciation) on:
Investments	2,988,621
Foreign currency translations	29,617
Forward foreign currency exchange contracts	604,649
Swap contracts	55,703

Net change in unrealized appreciation (depreciation)	3,678,590

Net realized and unrealized gain	4,867,272

Net increase in net assets resulting from operations	$5,274,375

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	11

Columbia Absolute Return Emerging Markets Macro Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012
Operations

Net investment income	$407,103	$1,791,917

Net realized gain	1,188,682	903,292

Net change in unrealized appreciation (depreciation)	3,678,590	(1,045,364)

Net increase in net assets resulting from operations	5,274,375	1,649,845

Distributions to shareholders

Net investment income

Class A	—	(1,072)

Class B	—	(17)

Class C	—	(17)

Class I	—	(1,228,266)

Class R	—	(25)

Class W	—	(580,605)

Class Z	—	(610,474)

Total distributions to shareholders	—	(2,420,476)

Increase (decrease) in net assets from capital stock activity	(807,272)	73,999,469

Total increase in net assets	4,467,103	73,228,838

Net assets at beginning of period	105,777,007	32,548,169

Net assets at end of period	$110,244,110	$105,777,007

Undistributed net investment income	$1,044,043	$636,940

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2012

Columbia Absolute Return Emerging Markets Macro Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2012(a) (Unaudited)		Year Ended May 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions	20,019	207,622	30,405	308,695

Distributions reinvested	—	—	104	1,040

Redemptions	(618)	(6,275)	(6,876)	(69,703)

Net increase	19,401	201,347	23,633	240,032

Class C shares

Subscriptions	2,298	23,717	—	—

Net increase	2,298	23,717	—	—

Class I shares

Subscriptions	64,748	674,804	9,545,912	96,037,522

Distributions reinvested	—	—	123,193	1,228,231

Redemptions	(264,382)	(2,725,128)	(3,798,178)	(38,295,223)

Net increase (decrease)	(199,634)	(2,050,324)	5,870,927	58,970,530

Class R5 shares

Subscriptions	239	2,500	—	—

Net increase	239	2,500	—	—

Class W shares

Subscriptions	481,280	4,960,014	4,970,330	50,662,374

Distributions reinvested	—	—	58,349	580,572

Redemptions	(380,355)	(3,903,784)	(1,850,725)	(18,610,681)

Net increase	100,925	1,056,230	3,177,954	32,632,265

Class Z shares

Subscriptions	229	2,305	3,729,969	37,820,051

Distributions reinvested	—	—	393	3,917

Redemptions	(4,177)	(43,047)	(5,477,953)	(55,667,326)

Net decrease	(3,948)	(40,742)	(1,747,591)	(17,843,358)

Total net increase (decrease)	(80,719)	(807,272)	7,324,923	73,999,469

(a)	Class R5 shares are for the period from November 8, 2012 (commencement of operations) to November 30, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	13

Columbia Absolute Return Emerging Markets Macro Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended November 30, 2012		Year Ended May 31,
Class A	(Unaudited)		2012	2011(a)
Per share data
Net asset value, beginning of period	$9.99		$10.01	$10.00

Income from investment operations:

Net investment income (loss)	0.02		0.12	(0.00	)(b)

Net realized and unrealized gain (loss)	0.46		(0.01)	0.01

Total from investment operations	0.48		0.11	0.01

Less distributions to shareholders:

Net investment income	—		(0.13)	—

Total distributions to shareholders	—		(0.13)	—

Net asset value, end of period	$10.47		$9.99	$10.01

Total return	4.80%		1.09%	0.10%

Ratios to average net assets(c)

Total gross expenses	2.47	%(d)	1.79%	7.31	%(d)

Total net expenses(e)	1.48	%(d)	1.48%	1.45	%(d)

Net investment income (loss)	0.44	%(d)	1.16%	(0.24	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$453		$238	$3

Portfolio turnover	1%		285%	5%

Notes to Financial Highlights

(a)	For the period from April 7, 2011 (commencement of operations) to May 31, 2011.

(b)	Rounds to less than $0.01.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2012

Columbia Absolute Return Emerging Markets Macro Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,
Class B	(Unaudited)		2012	2011(a)
Per share data
Net asset value, beginning of period	$9.96		$10.00	$10.00

Income from investment operations:

Net investment income (loss)	(0.01)		0.08	(0.01)

Net realized and unrealized gain (loss)	0.45		(0.05)	0.01

Total from investment operations	0.44		0.03	—

Less distributions to shareholders:

Net investment income	—		(0.07)	—

Total distributions to shareholders	—		(0.07)	—

Net asset value, end of period	$10.40		$9.96	$10.00

Total return	4.42%		0.26%	0.00%

Ratios to average net assets(b)

Total gross expenses	3.21	%(c)	2.95%	8.00	%(c)

Total net expenses(d)	2.23	%(c)	2.23%	2.21	%(c)

Net investment income (loss)	(0.24	%)(c)	0.76%	(0.93	%)(c)

Supplemental data

Net assets, end of period (in thousands)	$3		$2	$2

Portfolio turnover	1%		285%	5%

Notes to Financial Highlights

(a)	For the period from April 7, 2011 (commencement of operations) to May 31, 2011.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	15

Columbia Absolute Return Emerging Markets Macro Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,
Class C	(Unaudited)		2012	2011(a)
Per share data
Net asset value, beginning of period	$9.96		$10.00	$10.00

Income from investment operations:

Net investment income (loss)	(0.02)		0.08	(0.01)

Net realized and unrealized gain (loss)	0.47		(0.05)	0.01

Total from investment operations	0.45		0.03	—

Less distributions to shareholders:

Net investment income	—		(0.07)	—

Total distributions to shareholders	—		(0.07)	—

Net asset value, end of period	$10.41		$9.96	$10.00

Total return	4.52%		0.26%	0.00%

Ratios to average net assets(b)

Total gross expenses	3.23	%(c)	2.95%	8.00	%(c)

Total net expenses(d)	2.23	%(c)	2.23%	2.21	%(c)

Net investment income (loss)	(0.34	%)(c)	0.76%	(0.93	%)(c)

Supplemental data

Net assets, end of period (in thousands)	$27		$2	$2

Portfolio turnover	1%		285%	5%

Notes to Financial Highlights

(a)	For the period from April 7, 2011 (commencement of operations) to May 31, 2011.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2012

Columbia Absolute Return Emerging Markets Macro Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,
Class I	(Unaudited)		2012	2011(a)
Per share data
Net asset value, beginning of period	$10.01		$10.01	$10.00

Income from investment operations:

Net investment income (loss)	0.05		0.15	0.00	(b)

Net realized and unrealized gain (loss)	0.46		(0.01)	0.01

Total from investment operations	0.51		0.14	0.01

Less distributions to shareholders:

Net investment income	—		(0.14)	—

Total distributions to shareholders	—		(0.14)	—

Net asset value, end of period	$10.52		$10.01	$10.01

Total return	5.09%		1.40%	0.10%

Ratios to average net assets(c)

Total gross expenses	1.21	%(d)	1.10%	6.95	%(d)

Total net expenses(e)	1.07	%(d)	1.10%	1.16	%(d)

Net investment income	0.87	%(d)	1.51%	0.11	%(d)

Supplemental data

Net assets, end of period (in thousands)	$75,449		$73,788	$15,003

Portfolio turnover	1%		285%	5%

Notes to Financial Highlights

(a)	For the period from April 7, 2011 (commencement of operations) to May 31, 2011.

(b)	Rounds to less than $0.01.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	17

Columbia Absolute Return Emerging Markets Macro Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,
Class R	(Unaudited)		2012	2011(a)
Per share data
Net asset value, beginning of period	$9.98		$10.00	$10.00

Income from investment operations:

Net investment income (loss)	0.01		0.13	(0.01)

Net realized and unrealized gain (loss)	0.46		(0.05)	0.01

Total from investment operations	0.47		0.08	—

Less distributions to shareholders:

Net investment income	—		(0.10)	—

Total distributions to shareholders	—		(0.10)	—

Net asset value, end of period	$10.45		$9.98	$10.00

Total return	4.71%		0.81%	0.00%

Ratios to average net assets(b)

Total gross expenses	2.70	%(c)	2.64%	7.54	%(c)

Total net expenses(d)	1.73	%(c)	1.73%	1.73	%(c)

Net investment income (loss)	0.25	%(c)	1.26%	(0.46	%)(c)

Supplemental data

Net assets, end of period (in thousands)	$3		$2	$3

Portfolio turnover	1%		285%	5%

Notes to Financial Highlights

(a)	For the period from from April 7, 2011 (commencement of operations) to May 31, 2011.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2012

Columbia Absolute Return Emerging Markets Macro Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012(a)
Class R5	(Unaudited)
Per share data
Net asset value, beginning of period	$10.47

Income from investment operations:

Net investment income	0.01

Net realized and unrealized gain	0.03

Total from investment operations	0.04

Net asset value, end of period	$10.51

Total return	0.38%

Ratios to average net assets(b)

Total gross expenses	1.42	%(c)

Total net expenses(d)	1.07	%(c)

Net investment income	0.84	%(c)

Supplemental data

Net assets, end of period (in thousands)	$3

Portfolio turnover	1%

Notes to Financial Highlights

(a)	For the period from November 8, 2012 (commencement of operations) to November 30, 2012.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	19

Columbia Absolute Return Emerging Markets Macro Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,
Class W	(Unaudited)		2012	2011(a)
Per share data
Net asset value, beginning of period	$9.97		$10.01	$10.00

Income from investment operations:

Net investment income (loss)	0.02		0.12	0.00	(b)

Net realized and unrealized gain (loss)	0.47		(0.03)	0.01

Total from investment operations	0.49		0.09	0.01

Less distributions to shareholders:

Net investment income	—		(0.13)	—

Total distributions to shareholders	—		(0.13)	—

Net asset value, end of period	$10.46		$9.97	$10.01

Total return	4.91%		0.92%	0.10%

Ratios to average net assets(c)

Total gross expenses	2.46	%(d)	1.88%	7.27	%(d)

Total net expenses(e)	1.48	%(d)	1.48%	1.48	%(d)

Net investment income (loss)	0.47	%(d)	1.18%	(0.20	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$34,303		$31,699	$3

Portfolio turnover	1%		285%	5%

Notes to Financial Highlights

(a)	For the period from April 7, 2011 (commencement of operations) to May 31, 2011.

(b)	Rounds to less than $0.01.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2012

Columbia Absolute Return Emerging Markets Macro Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,
Class Z	(Unaudited)		2012	2011(a)
Per share data
Net asset value, beginning of period	$10.00		$10.01	$10.00

Income from investment operations:

Net investment income (loss)	0.04		0.17	(0.01)

Net realized and unrealized gain (loss)	0.46		(0.04)	0.02

Total from investment operations	0.50		0.13	0.01

Less distributions to shareholders:

Net investment income	—		(0.14)	—

Total distributions to shareholders	—		(0.14)	—

Net asset value, end of period	$10.50		$10.00	$10.01

Total return	5.00%		1.27%	0.10%

Ratios to average net assets(b)

Total gross expenses	2.16	%(c)	1.75%	12.46	%(c)

Total net expenses(d)	1.23	%(c)	1.23%	1.21	%(c)

Net investment income (loss)	0.83	%(c)	1.71%	(0.40	%)(c)

Supplemental data

Net assets, end of period (in thousands)	$5		$44	$17,532

Portfolio turnover	1%		285%	5%

Notes to Financial Highlights

(a)	For the period from April 7, 2011 (commencement of operations) to May 31, 2011.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	21

Columbia Absolute Return Emerging Markets Macro Fund

Notes to Financial Statements

November 30, 2012 (Unaudited)

Note 1. Organization

Columbia Absolute Return Emerging Markets Macro Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R5, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R5 shares are not subject to sales charges and are only available to investors purchasing through authorized investment professionals. Class R5 shares commenced operations on November 8, 2012.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange (NYSE); therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith

22	Semiannual Report 2012

Columbia Absolute Return Emerging Markets Macro Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts to shift investment exposure from one currency to another.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio

Semiannual Report 2012	23

Columbia Absolute Return Emerging Markets Macro Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Interest Rate Swap Contracts

The Fund entered into interest rate swap transactions to synthetically add or subtract principal exposure to a market. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the effective date). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty.

The Fund attempts to mitigate counterparty credit risk by entering into interest rate swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the contract between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty.

Credit Default Swap Contracts

Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified negative credit event(s) take place. The Fund entered into credit default swap contracts to increase or decrease its credit exposure to a single issuer of debt securities.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. Notional amounts of all credit default swap contracts outstanding for which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments. These potential amounts may be partially offset

24	Semiannual Report 2012

Columbia Absolute Return Emerging Markets Macro Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

by any recovery values of the respective reference obligations or premiums received upon entering into the agreement.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Market values for credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

The notional amounts and market values of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at November 30, 2012:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit contracts	Unrealized appreciation on swap contracts	671,479
Credit contracts	Premiums paid on outstanding credit default swap contracts	96,948
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	191,437
Total		959,864

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit contracts	Unrealized depreciation on swap contracts	115,425
Credit contracts	Premiums received on outstanding credit default swap contracts	317,051
Foreign exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	83,082
Total		515,558

The effect of derivative instruments in the Statement of Operations for the six months ended November 30, 2012:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Swap Contracts ($)	Total ($)
Credit contracts	—	1,209,748	1,209,748
Foreign exchange contracts	181,476	—	181,476
Interest rate contracts	—	—	—
Total	181,476	1,209,748	1,391,224
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Swap Contracts ($)	Total ($)
Credit contracts	—	338,990	338,990
Foreign exchange contracts	604,649	—	604,649
Interest rate contracts	—	(283,287)	(283,287)
Total	604,649	55,703	660,352

Semiannual Report 2012	25

Columbia Absolute Return Emerging Markets Macro Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

The following table is a summary of the volume of derivative instruments for the six months ended November 30, 2012:

Derivative Instrument	Contracts Opened
Forward foreign currency exchange contracts	40

Derivative Instrument	Aggregate Notional Opened ($)
Credit default swap contracts — sell protection	12,000,000

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Inflation adjustments to the principal amount and cost basis of inflation-indexed securities are included in interest income.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

26	Semiannual Report 2012

Columbia Absolute Return Emerging Markets Macro Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.92% to 0.80% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2012 was 0.92% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2012 was 0.08% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended November 30, 2012, other expenses paid to this company were $665.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

Semiannual Report 2012	27

Columbia Absolute Return Emerging Markets Macro Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

For the six months ended November 30, 2012, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.99%
Class B	1.00
Class C	1.00
Class R	0.99
Class R5	0.04
Class W	0.99
Class Z	0.97

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2012, no minimum account balance fees were charged by the Fund.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $42,000 for Class C shares. This amount is based on the most recent information available as of September 30, 2012, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $288 for Class A for the six months ended November 30, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective August 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through September 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.48%
Class B	2.23
Class C	2.23
Class I	1.03
Class R	1.73
Class R5	1.08
Class W	1.48
Class Z	1.23

Prior to August 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.48%
Class B	2.23
Class C	2.23
Class I	1.16
Class R	1.73
Class W	1.48
Class Z	1.23

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction

28	Semiannual Report 2012

Columbia Absolute Return Emerging Markets Macro Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2012, the cost of investments for federal income tax purposes was approximately $106,726,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$2,128,000
Unrealized depreciation	(66,000)
Net unrealized appreciation	$2,062,000

The following capital loss carryforward, determined as of May 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
Unlimited short-term	241,740

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat post-October capital losses of $165,134 at May 31, 2012 as arising on June 1, 2012.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $2,588,508 and $257,229, respectively, for the six months ended November 30, 2012.

Note 6. Affiliated Money Market Fund

The Fund significantly invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At November 30, 2012, one unaffiliated shareholder account owned 31.6% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Affiliated shareholder accounts owned 68.4% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended November 30, 2012.

Note 9. Significant Risks

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Semiannual Report 2012	29

Columbia Absolute Return Emerging Markets Macro Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

30	Semiannual Report 2012

Columbia Absolute Return Emerging Markets Macro Fund

Supplemental Information

(Unaudited)

Change in Independent Registered Public Accounting Firm

At a meeting held on June 14, 2012, the Board, upon recommendation of the Audit Committee, approved the replacement of Ernst & Young LLP (Ernst & Young) as the independent registered public accounting firm for the Fund and certain other funds in the Columbia Family of Funds (collectively, the Funds) and appointed PricewaterhouseCoopers LLP (PwC). PwC’s engagement was effective at the completion of Ernst & Young’s audits of the financial statements of the Funds with fiscal years ended July 31, 2012. The Fund did not consult with PwC during the fiscal year ended May 31, 2012 and period ended May 31, 2011 and through the June meeting.

Ernst & Young’s reports on the financial statements of the Fund as of and for the fiscal year ended May 31, 2012 and period ended May 31, 2011 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through the June meeting, there were no: (1) disagreements between the Fund and Ernst & Young on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Ernst & Young’s satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports, or (2) reportable events.

Semiannual Report 2012	31

Columbia Absolute Return Emerging Markets Macro Fund

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32	Semiannual Report 2012

Columbia Absolute Return Emerging Markets Macro Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012	33

Columbia Absolute Return Emerging Markets Macro Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6429 C (1/13)

Semiannual Report November 30, 2012

Columbia Absolute Return Enhanced Multi-Strategy Fund

Columbia Absolute Return Enhanced Multi-Strategy Fund

President’s Message

Dear Shareholders,

Stocks rebound around the world

After a weak second quarter, U.S. stock market averages rebounded in the third quarter, erasing earlier losses and boosting year-to-date returns well into double digits. Welcome news from Europe and additional quantitative easing in the United States by the Federal Reserve Board helped bolster the rally. The Standard & Poor’s 500 Index (S&P 500 Index) rose 6.35% (total return) for the quarter. The Dow Jones Industrial Average advanced 4.32% for the same period. From the beginning of the calendar year through September 30, 2012, the S&P 500 Index was up 16.44% (total return). And, as of the end of September, the S&P 500 Index stood at 1,440 — approximately 8% below its all-time high of 1,565 that was set on October 9, 2007.

Outside the United States, stock markets of both developed and emerging market economies rebounded, as measured in U.S. dollars. Investors responded favorably to the announcement of policy measures aimed to resolve the eurozone crisis, which could potentially have a favorable impact on growth in emerging market economies. A weaker dollar also benefited returns to U.S. investors.

Solid gains for fixed income

Within fixed income, investors appeared to be increasingly willing to take on risk as they abandoned higher quality sectors that dominated the performance rankings in the second quarter and favored riskier sectors, where yield spreads tightened by a significant margin. Fixed-income returns were strong, but unlike equities, they have been less volatile, accumulating steadily over the course of the year. Gains were the highest for high-yield and emerging market bonds. By contrast, government issued debt securities eked out smaller gains.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>	Detailed up-to-date fund performance and portfolio information

>	Economic analysis and market commentary

>	Quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia Absolute Return Enhanced Multi-Strategy Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Absolute Return Enhanced Multi-Strategy Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Absolute Return Enhanced Multi-Strategy Fund (the Fund) Class A shares returned 0.40% excluding sales charges for the six months ended November 30, 2012.

>	The Fund outperformed its primary benchmark, the Citigroup 3-Month U.S. Treasury Bill Index, which returned 0.04% for the same period.

>

The S&P 500 Index, a broad measure of the U.S. equity market, returned 9.32%, and the Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. fixed income market, returned 1.99% for the same time period.

>	The Fund also underperformed the Blended Index, which returned 6.36% for the same six months.

Average Annual Total Returns (%) (for period ended November 30, 2012)
	Inception	6 Months cumulative		1 Year	Life
Class A	03/31/11
Excluding sales charges		0.40		2.02	0.36
Including sales charges		-5.37		-3.83	-3.14
Class B	03/31/11
Excluding sales charges		0.00	*	1.22	-0.42
Including sales charges		-5.00		-3.78	-2.83
Class C	03/31/11
Excluding sales charges		0.00	*	1.22	-0.36
Including sales charges		-1.00		0.22	-0.36
Class I	03/31/11	0.60		2.22	0.60
Class R	03/31/11	0.20		1.72	0.10
Class R5**	11/08/12	0.39		2.01	0.35
Class W	03/31/11	0.40		2.02	0.36
Class Z	03/31/11	0.50		2.22	0.60
Citigroup 3-Month U.S. Treasury Bill Index		0.04		0.07	0.06
S&P 500 Index		9.32		16.13	6.35
Barclays U.S. Aggregate Bond Index		1.99		5.51	7.07
Blended Index		6.36		11.93	6.93

*	Rounds to less than 0.01%.

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

**	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

The Blended Index is comprised 60% of the S&P 500 Index and 40% of the Barclays U.S. Aggregate Bond Index.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2012

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) — Long Positions (at November 30, 2012)
Philip Morris International, Inc.	1.8
Apple, Inc.	1.7
Castle Peak Loan Trust	1.6
Exxon Mobil Corp.	1.4
Johnson & Johnson	1.3
JPMorgan Chase & Co.	1.3
QUALCOMM, Inc.	1.2
Pfizer, Inc.	1.2
International Business Machines Corp.	1.2
Google, Inc., Class A	1.1

Percentages indicated are based upon total long investments (excluding Money Market Funds).

Top Ten Holdings (%) — Short Positions (at November 30, 2012)
Computer Sciences Corp.	(1.7)
Northern Trust Corp.	(1.6)
Quanta Services, Inc.	(1.5)
M&T Bank Corp.	(1.5)
Omnicom Group, Inc.	(1.4)
Laboratory Corp. of America Holdings	(1.4)
Clorox Co. (The)	(1.4)
Church & Dwight Co., Inc.	(1.4)
Paychex, Inc.	(1.3)
Parkway Properties, Inc.	(1.3)

Percentages indicated are based upon total short investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Management

Todd White

Kent Peterson, PhD

Semiannual Report 2012	3

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio Overview (continued)

(Unaudited)

Portfolio Breakdown (%) (at November 30, 2012)
	Long	Short	Net
Common Stocks	40.8	(11.3)	29.5
Consumer Discretionary	6.0	(1.9)	4.1
Consumer Staples	3.9	(1.0)	2.9
Energy	3.0	(0.2)	2.8
Financials	6.1	(2.1)	4.0
Health Care	7.0	(2.0)	5.0
Industrials	3.9	(1.6)	2.3
Information Technology	8.0	(1.9)	6.1
Materials	1.1	(0.4)	0.7
Telecommunication Services	0.9	0.0	0.9
Utilities	0.9	(0.2)	0.7
Convertible Preferred Stocks	1.4	0.0	1.4
Consumer Staples	0.1	0.0	0.1
Energy	0.1	0.0	0.1
Financials	0.6	0.0	0.6
Industrials	0.2	0.0	0.2
Information Technology	0.1	0.0	0.1
Utilities	0.3	0.0	0.3
Bonds	5.1	0.0	5.1
Convertible Bonds	4.3	0.0	4.3
Residential Mortgage-Backed Securities — Non-Agency	0.8	0.0	0.8
Short-Term Investments Segregated in Connection with Open Derivatives Contracts (a)	64.0	0.0	64.0
Total	111.3	(11.3)	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds (amounting to $51.8 million) which have been segregated to cover obligations related to the Fund’s investment in derivatives which provides exposure to multiple markets. For a description of the Fund’s investments in derivatives, see Investments in Derivatives following the Portfolio of Investments, and Note 2 to the financial statements.

4	Semiannual Report 2012

Columbia Absolute Return Enhanced Multi-Strategy Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2012 – November 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,004.00		1,016.14	8.94		9.00	1.78
Class B	1,000.00	1,000.00	1,000.00		1,012.43	12.63		12.71	2.52
Class C	1,000.00	1,000.00	1,000.00		1,012.43	12.63		12.71	2.52
Class I	1,000.00	1,000.00	1,006.00		1,018.15	6.94		6.98	1.38
Class R	1,000.00	1,000.00	1,002.00		1,014.84	10.24		10.30	2.04
Class R5	1,000.00	1,000.00	1,010.90	*	1,018.00	0.82	*	7.13	1.41	*
Class W	1,000.00	1,000.00	1,004.00		1,016.14	8.94		9.00	1.78
Class Z	1,000.00	1,000.00	1,005.00		1,017.35	7.74		7.79	1.54

*	For the period November 8, 2012 through November 30, 2012. Class R5 shares commenced operations on November 8, 2012.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2012	5

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 34.7%
Issuer	Shares	Value ($)
Consumer Discretionary 5.2%
Auto Components 0.2%

Delphi Automotive PLC(a)	1,400	47,586

TRW Automotive Holdings Corp.(a)	2,108	106,749

Total		154,335

Automobiles 0.1%

General Motors Co.(a)	2,860	74,017

Diversified Consumer Services —%

Weight Watchers International, Inc.	303	15,744

Hotels, Restaurants & Leisure 0.9%

Bally Technologies, Inc.(a)	1,021	46,088

Las Vegas Sands Corp.	5,147	240,108

McDonald’s Corp.	2,349	204,457

Wynn Resorts Ltd.	1,118	125,663

Yum! Brands, Inc.	3,002	201,374

Total		817,690

Internet & Catalog Retail 0.6%

Amazon.com, Inc.(a)	849	213,990

Expedia, Inc.	1,019	63,035

Liberty Interactive Corp., Class A(a)	6,302	121,629

priceline.com, Inc.(a)	256	169,769

Total		568,423

Leisure Equipment & Products 0.1%

Mattel, Inc.	1,925	72,207

Media 1.3%

Comcast Corp., Class A	7,487	278,367

DIRECTV(a)	2,002	99,499

Discovery Communications, Inc., Class A(a)	1,716	103,664

DISH Network Corp., Class A(a)	3,828	141,789

Interpublic Group of Companies, Inc. (The)	5,000	54,100

McGraw-Hill Companies, Inc. (The)	1,260	66,919

Meredith Corp.	1,625	50,667

News Corp., Class A	4,188	103,192

Time Warner, Inc.	2,885	136,460

Viacom, Inc., Class B	4,178	215,627

Total		1,250,284

Multiline Retail 0.5%

Family Dollar Stores, Inc.	766	54,539

Macy’s, Inc.	3,079	119,157

Nordstrom, Inc.	1,060	57,336

Saks, Inc.(a)	7,000	73,500

Target Corp.	3,338	210,728

Total		515,260

Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 0.9%

American Eagle Outfitters, Inc.	3,335	70,702

Gap, Inc. (The)	3,335	114,924

Home Depot, Inc. (The)	6,298	409,811

Lowe’s Companies, Inc.	2,446	88,276

Pier 1 Imports, Inc.	2,212	42,448

TJX Companies, Inc.	1,640	72,718

Urban Outfitters, Inc.(a)	1,315	49,575

Total		848,454

Textiles, Apparel & Luxury Goods 0.6%

lululemon athletica, Inc.(a)	2,138	153,466

Michael Kors Holdings Ltd.(a)	5,626	299,022

Nike, Inc., Class B	975	95,043

VF Corp.	305	48,955

Total		596,486

Total Consumer Discretionary		4,912,900

Consumer Staples 3.3%
Beverages 0.5%

Coca-Cola Co. (The)	2,455	93,093

Diageo PLC, ADR	1,989	237,825

PepsiCo, Inc.	2,671	187,531

Total		518,449

Food & Staples Retailing 0.4%

CVS Caremark Corp.	2,721	126,554

Kroger Co. (The)	3,314	86,959

Wal-Mart Stores, Inc.	2,320	167,087

Walgreen Co.	430	14,581

Total		395,181

Food Products 0.8%

Campbell Soup Co.	3,137	115,285

ConAgra Foods, Inc.	3,555	106,152

General Mills, Inc.	1,620	66,404

HJ Heinz Co.	2,205	128,904

Kellogg Co.	2,326	129,000

Mondelez International, Inc., Class A	4,271	110,576

Smithfield Foods, Inc.(a)	2,399	53,666

Total		709,987

Household Products 0.5%

Kimberly-Clark Corp.	1,195	102,435

Procter & Gamble Co. (The)	5,407	377,571

Total		480,006

Personal Products 0.2%

Estee Lauder Companies, Inc. (The), Class A	2,510	146,208

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2012

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 0.9%

Altria Group, Inc.	6,670	225,512

Philip Morris International, Inc.	7,460	670,505

Total		896,017

Total Consumer Staples		3,145,848

Energy 2.6%
Energy Equipment & Services 0.4%

FMC Technologies, Inc.(a)	4,178	170,713

Halliburton Co.	4,224	140,870

National Oilwell Varco, Inc.	557	38,043

Oil States International, Inc.(a)	736	52,050

Total		401,676

Oil, Gas & Consumable Fuels 2.2%

Apache Corp.	1,855	143,002

Chevron Corp.	4,063	429,419

ConocoPhillips	3,597	204,813

Devon Energy Corp.	371	19,170

EOG Resources, Inc.	1,566	184,193

Exxon Mobil Corp.	5,962	525,491

Kinder Morgan, Inc.	2,945	99,570

Noble Energy, Inc.	795	77,711

Occidental Petroleum Corp.	1,220	91,756

Phillips 66	1,060	55,512

Royal Dutch Shell PLC, ADR	2,440	163,407

Whiting Petroleum Corp.(a)	984	41,269

Total		2,035,313

Total Energy		2,436,989

Financials 5.2%
Capital Markets 1.2%

BlackRock, Inc.	2,023	398,612

Franklin Resources, Inc.	1,906	251,630

Goldman Sachs Group, Inc. (The)	708	83,395

Invesco Ltd.	3,826	95,612

Morgan Stanley	3,997	67,430

Northern Trust Corp.	1,340	64,347

State Street Corp.	2,323	103,234

T Rowe Price Group, Inc.	790	51,089

Total		1,115,349

Commercial Banks 0.9%

Fifth Third Bancorp	5,440	79,642

Huntington Bancshares, Inc.	12,025	73,954

PNC Financial Services Group, Inc.	3,060	171,788

Common Stocks (continued)
Issuer	Shares	Value ($)
U.S. Bancorp	5,242	169,107

Wells Fargo & Co.	10,545	348,090

Total		842,581

Consumer Finance 0.1%

American Express Co.	1,925	107,608

Diversified Financial Services 0.8%

Citigroup, Inc.	5,098	176,238

CME Group, Inc.	1,180	65,219

JPMorgan Chase & Co.	12,215	501,792

NYSE Euronext	290	6,771

Total		750,020

Insurance 1.3%

ACE Ltd.	2,095	165,987

Aon PLC	3,502	198,913

Berkshire Hathaway, Inc., Class B(a)	4,529	398,914

Chubb Corp. (The)	980	75,450

Marsh & McLennan Companies, Inc.	2,850	100,377

MetLife, Inc.	1,225	40,658

Principal Financial Group, Inc.	2,775	75,341

Prudential Financial, Inc.	1,750	91,210

RenaissanceRe Holdings Ltd.	335	27,725

Unum Group	2,140	43,635

Total		1,218,210

Real Estate Investment Trusts (REITs) 0.8%

CBL & Associates Properties, Inc.	2,302	51,818

CubeSmart	5,812	80,206

Digital Realty Trust, Inc.	1,675	108,104

Duke Realty Corp.	2,195	29,633

Extra Space Storage, Inc.	2,100	73,815

Federal Realty Investment Trust	475	49,419

Highwoods Properties, Inc.	2,339	75,409

Lexington Realty Trust	5,836	55,967

Post Properties, Inc.	1,050	51,587

Public Storage	365	51,334

Simon Property Group, Inc.	602	91,582

SL Green Realty Corp.	1,184	89,250

Total		808,124

Real Estate Management & Development —%

Realogy Holdings Corp.(a)	954	35,975

Thrifts & Mortgage Finance 0.1%

People’s United Financial, Inc.	3,805	46,383

Total Financials		4,924,250

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	7

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 5.9%
Biotechnology 1.4%

Alexion Pharmaceuticals, Inc.(a)	1,688	162,082

Amarin Corp. PLC, ADR(a)	4,262	52,891

Amgen, Inc.	1,650	146,520

Biogen Idec, Inc.(a)	1,355	202,017

Celgene Corp.(a)	3,447	270,900

Dynavax Technologies Corp.(a)	20,700	58,788

Gilead Sciences, Inc.(a)	3,423	256,725

Onyx Pharmaceuticals, Inc.(a)	660	49,810

Sarepta Therapeutics, Inc.(a)	1,140	33,436

Sunesis Pharmaceuticals, Inc.(a)	5,925	29,447

Vertex Pharmaceuticals, Inc.(a)	1,211	48,186

Total		1,310,802

Health Care Equipment & Supplies 0.8%

Baxter International, Inc.	2,063	136,715

Covidien PLC	3,716	215,937

Edwards Lifesciences Corp.(a)	1,877	162,867

Hologic, Inc.(a)	3,885	74,126

Insulet Corp.(a)	2,305	50,595

St. Jude Medical, Inc.	1,170	40,108

Zimmer Holdings, Inc.	1,184	78,108

Total		758,456

Health Care Providers & Services 0.6%

Aetna, Inc.	1,874	80,938

Cardinal Health, Inc.	2,463	99,628

CIGNA Corp.	3,753	196,169

Express Scripts Holding Co.(a)	2,390	128,702

McKesson Corp.	1,189	112,325

Total		617,762

Life Sciences Tools & Services 0.2%

Life Technologies Corp.(a)	1,656	81,723

Thermo Fisher Scientific, Inc.	1,809	114,962

Total		196,685

Pharmaceuticals 2.9%

Abbott Laboratories	6,264	407,160

Allergan, Inc.	1,835	170,196

Bristol-Myers Squibb Co.	7,035	229,552

Endo Health Solutions, Inc.(a)	3,035	86,983

GlaxoSmithKline PLC, ADR	4,060	174,621

Jazz Pharmaceuticals PLC(a)	965	51,994

Johnson & Johnson	7,246	505,264

Merck & Co., Inc.	7,323	324,409

Mylan, Inc.(a)	2,875	78,143

Common Stocks (continued)
Issuer	Shares	Value ($)
Novo Nordisk A/S, ADR	990	157,083

Pfizer, Inc.	18,259	456,840

Roche Holding AG, ADR	1,020	50,194

Watson Pharmaceuticals, Inc.(a)	900	79,209

Total		2,771,648

Total Health Care		5,655,353

Industrials 3.3%
Aerospace & Defense 1.2%

Boeing Co. (The)	2,650	196,842

General Dynamics Corp.	1,403	93,299

Honeywell International, Inc.	4,011	245,995

L-3 Communications Holdings, Inc.	1,095	84,151

Precision Castparts Corp.	877	160,833

Raytheon Co.	3,564	203,611

United Technologies Corp.	1,874	150,126

Total		1,134,857

Air Freight & Logistics 0.1%

FedEx Corp.	902	80,756

United Parcel Service, Inc., Class B	650	47,522

Total		128,278

Commercial Services & Supplies 0.3%

ADT Corp. (The)(a)	946	43,421

Tyco International Ltd.	5,077	144,034

Waste Connections, Inc.	1,591	52,376

Waste Management, Inc.	1,850	60,255

Total		300,086

Construction & Engineering 0.2%

Foster Wheeler AG(a)	2,555	57,385

KBR, Inc.	3,333	92,658

Total		150,043

Electrical Equipment 0.1%

Emerson Electric Co.	1,105	55,504

Rockwell Automation, Inc.	825	65,373

Total		120,877

Industrial Conglomerates 0.2%

General Electric Co.	8,940	188,902

Machinery 0.6%

Cummins, Inc.	470	46,135

Deere & Co.	590	49,589

Dover Corp.	2,203	140,089

Eaton Corp.	956	49,865

Illinois Tool Works, Inc.	799	49,194

Navistar International Corp.(a)	1,960	40,004

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2012

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Parker Hannifin Corp.	1,618	132,919

Stanley Black & Decker, Inc.	875	62,921

Total		570,716

Professional Services 0.2%

Dun & Bradstreet Corp. (The)	1,165	92,245

Nielsen Holdings NV(a)	3,673	104,019

Total		196,264

Road & Rail 0.3%

JB Hunt Transport Services, Inc.	1,095	65,098

Norfolk Southern Corp.	974	58,810

Union Pacific Corp.	1,387	170,296

Total		294,204

Trading Companies & Distributors 0.1%

AerCap Holdings NV(a)	3,850	48,164

MRC Global, Inc.(a)	1,278	35,822

Total		83,986

Total Industrials		3,168,213

Information Technology 6.8%
Communications Equipment 0.6%

Cisco Systems, Inc.	6,209	117,412

QUALCOMM, Inc.	7,380	469,516

Total		586,928

Computers & Peripherals 1.3%

Apple, Inc.	1,080	632,102

EMC Corp.(a)	16,532	410,324

Hewlett-Packard Co.	8,630	112,104

NCR Corp.(a)	3,906	93,471

Total		1,248,001

Internet Software & Services 1.4%

Baidu, Inc., ADR(a)	2,127	204,851

eBay, Inc.(a)	4,707	248,624

Facebook, Inc., Class A(a)	8,709	243,852

Google, Inc., Class A(a)	621	433,688

LinkedIn Corp., Class A(a)	1,991	215,307

Total		1,346,322

IT Services 1.5%

Accenture PLC, Class A	3,991	271,069

Automatic Data Processing, Inc.	1,500	85,140

Cognizant Technology Solutions Corp., Class A(a)	2,244	150,864

International Business Machines Corp.	2,380	452,366

Mastercard, Inc., Class A	578	282,457

Common Stocks (continued)
Issuer	Shares	Value ($)
Visa, Inc., Class A	1,453	217,529

Total		1,459,425

Office Electronics 0.1%

Canon, Inc., ADR	1,080	37,994

Xerox Corp.	4,437	30,216

Total		68,210

Semiconductors & Semiconductor Equipment 0.8%

Analog Devices, Inc.	2,000	81,200

Avago Technologies Ltd.	1,642	57,634

Fairchild Semiconductor International, Inc.(a)	5,715	76,238

Intel Corp.	9,835	192,471

KLA-Tencor Corp.	635	28,874

Maxim Integrated Products, Inc.	2,940	85,819

NVIDIA Corp.	5,485	65,710

Skyworks Solutions, Inc.(a)	5,199	117,757

Texas Instruments, Inc.	2,245	66,160

Total		771,863

Software 1.1%

Autodesk, Inc.(a)	2,680	88,788

Check Point Software Technologies Ltd.(a)	1,734	80,059

Citrix Systems, Inc.(a)	1,290	78,896

Electronic Arts, Inc.(a)	3,807	56,382

Microsoft Corp.	15,837	421,581

Oracle Corp.	2,876	92,320

Salesforce.com, Inc.(a)	1,452	228,937

Total		1,046,963

Total Information Technology		6,527,712

Materials 1.0%
Chemicals 0.7%

Celanese Corp., Class A	1,442	59,180

Dow Chemical Co. (The)	4,050	122,269

EI du Pont de Nemours & Co.	2,125	91,672

LyondellBasell Industries NV, Class A	1,090	54,206

Mosaic Co. (The)	1,380	74,603

RPM International, Inc.	1,915	55,554

Sherwin-Williams Co. (The)	1,490	227,255

Total		684,739

Containers & Packaging 0.1%

Sonoco Products Co.	1,595	47,962

Metals & Mining 0.1%

BHP Billiton Ltd., ADR	595	42,864

Freeport-McMoRan Copper & Gold, Inc.	2,357	91,946

Total		134,810

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	9

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 0.1%

International Paper Co.	1,990	73,909

Total Materials		941,420

Telecommunication Services 0.7%
Diversified Telecommunication Services 0.6%

AT&T, Inc.	7,520	256,658

Verizon Communications, Inc.	6,960	307,075

Total		563,733

Wireless Telecommunication Services 0.1%

Sprint Nextel Corp.(a)	12,270	70,307

Vodafone Group PLC, ADR	2,652	68,422

Total		138,729

Total Telecommunication Services		702,462

Utilities 0.7%
Electric Utilities 0.2%

American Electric Power Co., Inc.	1,645	70,159

NextEra Energy, Inc.	605	41,569

Northeast Utilities	1,644	63,689

Westar Energy, Inc.	1,620	46,494

Total		221,911

Gas Utilities 0.1%

National Fuel Gas Co.	970	50,518

Multi-Utilities 0.4%

CMS Energy Corp.	2,225	54,357

Dominion Resources, Inc.	890	45,488

DTE Energy Co.	1,832	110,983

Public Service Enterprise Group, Inc.	3,095	93,128

Sempra Energy	1,170	80,051

Wisconsin Energy Corp.	1,415	53,105

Total		437,112

Total Utilities		709,541

Total Common Stocks
(Cost: $28,409,883)		33,124,688

Convertible Preferred Stocks 1.1%
Consumer Staples 0.1%
Food Products 0.1%

Bunge Ltd., 4.875%	600	61,303

Total Consumer Staples		61,303

Convertible Preferred Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.1%
Oil, Gas & Consumable Fuels 0.1%

Penn Virginia Corp., 6.000%	550	50,374

Total Energy		50,374

Financials 0.5%
Commercial Banks 0.1%

Fifth Third Bancorp, 8.500%	335	46,830

Wells Fargo & Co., 7.500%	50	61,800

Total		108,630

Diversified Financial Services 0.3%

AMG Capital Trust II, 5.150%	1,900	89,894

Bank of America Corp., 7.250%	140	155,820

Total		245,714

Real Estate Investment Trusts (REITs) 0.1%

Alexandria Real Estate Equities, Inc., 7.000%	2,900	77,212

Health Care REIT, Inc., 6.500%	1,000	56,200

Total		133,412

Total Financials		487,756

Industrials 0.1%
Aerospace & Defense —%

United Technologies Corp., 7.500%	1,000	54,720

Airlines 0.1%

Continental Airlines Finance Trust II, 6.000%	2,200	72,875

Professional Services —%

Nielsen Holdings NV, 6.250%	1,000	52,920

Total Industrials		180,515

Information Technology 0.1%
Communications Equipment 0.1%

Lucent Technologies Capital Trust I, 7.750%	85	56,950

IT Services —%

Unisys Corp., 6.250%	500	26,650

Total Information Technology		83,600

Utilities 0.2%
Electric Utilities 0.2%

NextEra Energy, Inc., 5.599%	2,150	108,123

PPL Corp., 8.750%	2,000	107,600

Total		215,723

Total Utilities		215,723

Total Convertible Preferred Stocks
(Cost: $1,036,081)		1,079,271

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2012

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Convertible Bonds 3.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
L-3 Communications Holdings, Inc.
08/01/35	3.000%	100,000	100,500

Airlines 0.1%
United Continental Holdings, Inc.
06/30/21	4.500%	55,000	52,520

Automotive 0.1%
Navistar International Corp. Senior Subordinated Notes
10/15/14	3.000%	60,000	54,900

Banking 0.1%
Walter Investment Management Corp. Senior Subordinated Notes(b)
11/01/19	4.500%	49,000	51,573

Brokerage 0.1%
Janus Capital Group, Inc. Senior Unsecured
07/15/14	3.250%	50,000	51,625

Building Materials 0.2%
Cemex SAB de CV Subordinated Notes
03/15/15	4.875%	150,000	153,750

Consumer Cyclical Services 0.1%
Live Nation Entertainment, Inc. Senior Unsecured
07/15/27	2.875%	100,000	99,625

Diversified Manufacturing 0.2%
GT Advanced Technologies, Inc. Senior Unsecured
10/01/17	3.000%	54,000	41,310

Sterlite Industries India Ltd. Senior Unsecured
10/30/14	4.000%	120,000	114,750

Total			156,060

Food and Beverage 0.1%
Chiquita Brands International, Inc. Senior Unsecured
08/15/16	4.250%	140,000	119,000

Gaming 0.1%
MGM Resorts International
04/15/15	4.250%	110,000	111,994

Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.4%
Alere, Inc. Senior Subordinated Notes
05/15/16	3.000%	60,000	56,250

Illumina, Inc. Senior Unsecured(b)
03/15/16	0.250%	75,000	71,672

Integra LifeSciences Holdings Corp.
12/15/16	1.625%	65,000	64,815

NuVasive, Inc. Senior Unsecured
07/01/17	2.750%	65,000	55,646

Omnicare, Inc.
12/15/35	3.250%	130,000	129,594

WebMD Health Corp. Senior Unsecured
01/31/18	2.500%	50,000	41,656

Total			419,633

Home Construction 0.1%
K Hovnanian Enterprises, Inc.
12/01/17	6.000%	75,000	87,850

Independent Energy 0.3%
Chesapeake Energy Corp.
12/15/38	2.250%	150,000	120,656

Endeavour International Corp.
07/15/16	5.500%	25,000	21,625

Goodrich Petroleum Corp. Senior Unsecured
10/01/29	5.000%	150,000	137,063

Total			279,344

Lodging 0.1%
Home Inns & Hotels Management, Inc. Senior Unsecured
12/15/15	2.000%	50,000	44,469

Morgans Hotel Group Co. Senior Subordinated Notes
10/15/14	2.375%	100,000	92,000

Total			136,469

Media Non-Cable —%
Cenveo Corp.(b)
05/15/17	7.000%	50,000	41,763

Metals 0.2%
Jaguar Mining, Inc. Senior Unsecured(b)
11/01/14	4.500%	100,000	49,250

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	11

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
James River Coal Co. Senior Unsecured
12/01/15	4.500%	110,000	49,944

Molycorp, Inc. Senior Unsecured
06/15/16	3.250%	80,000	46,032

Patriot Coal Corp. Senior Unsecured
05/31/13	3.250%	115,000	13,225

Total			158,451

Oil Field Services 0.1%
Transocean, Inc.
12/15/37	1.500%	150,000	150,187

Other Financial Institutions 0.1%
Ares Capital Corp. Senior Unsecured(b)
06/01/16	5.125%	100,000	105,737

Other Industry 0.1%
General Cable Corp.
11/15/13	0.875%	70,000	68,950

Pharmaceuticals 0.2%
Dendreon Corp. Senior Unsecured
01/15/16	2.875%	210,000	140,812

InterMune, Inc. Senior Unsecured
09/15/18	2.500%	70,000	55,081

Savient Pharmaceuticals, Inc. Senior Unsecured
02/01/18	4.750%	85,000	15,566

Total			211,459

Railroads 0.1%
Greenbrier Companies, Inc. Senior Unsecured
04/01/18	3.500%	130,000	123,500

Retailers 0.1%
RadioShack Corp. Senior Unsecured(b)
08/01/13	2.500%	55,000	50,394

Rite Aid Corp. Senior Unsecured
05/15/15	8.500%	55,000	55,859

Total			106,253

Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.3%
Alcatel-Lucent U.S.A., Inc.
06/15/25	2.875%	60,000	59,175

Ciena Corp. Senior Unsecured
06/15/17	0.875%	200,000	172,250

Digital River, Inc. Senior Unsecured
11/01/30	2.000%	100,000	95,250

Powerwave Technologies, Inc. Subordinated Notes
10/01/27	3.875%	45,000	4,275

Total			330,950

Tobacco 0.1%
Alliance One International, Inc.
07/15/14	5.500%	70,000	66,675

Vector Group Ltd. Senior Unsecured(c)
01/15/19	7.500%	50,000	54,564

Total			121,239

Transportation Services 0.1%
DryShips, Inc. Senior Unsecured
12/01/14	5.000%	100,000	77,687

Wireless 0.1%
Leap Wireless International, Inc. Senior Unsecured
07/15/14	4.500%	100,000	94,812

Total Convertible Bonds
(Cost: $3,682,590)			3,465,831

Residential Mortgage-Backed Securities — Non-Agency 0.7%
Castle Peak Loan Trust CMO Series 2011-1 Class 22A1(b)(d)
05/25/52	6.250%	621,533	620,445

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $619,350)			620,445

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2012

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Money Market Funds 54.3%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.154%(e)(f)	51,810,390	51,810,390

Total Money Market Funds
(Cost: $51,810,390)		51,810,390

Total Investments
(Cost: $85,558,294)		90,100,625

Investments Sold Short (9.6)%
Issuer	Shares	Value ($)
Common Stocks (9.6)%
Consumer Discretionary (1.6)%
Auto Components (0.1)%

Autoliv, Inc.	(1,185)	(71,527)

Automobiles (0.1)%

General Motors Co.(a)	(2,105)	(54,477)

Toyota Motor Corp., ADR	(1,207)	(103,899)

Total		(158,376)

Hotels, Restaurants & Leisure (0.2)%

Ryman Hospitality Properties	(2,456)	(81,588)

Wendy’s Co. (The)	(19,833)	(92,422)

Total		(174,010)

Media (0.7)%

Discovery Communications, Inc.(a)	(1,916)	(115,745)

DreamWorks Animation SKG, Inc.(a)	(4,279)	(73,299)

Grupo Televisa SAB	(3,883)	(91,911)

Meredith Corp.	(3,272)	(102,021)

Omnicom Group, Inc.	(2,578)	(128,230)

Pearson PLC	(5,575)	(106,148)

Time Warner Cable, Inc.	(973)	(92,328)

Total		(709,682)

Multiline Retail (0.2)%

Kohl’s Corp.	(1,915)	(85,505)

Nordstrom, Inc.	(1,760)	(95,198)

Total		(180,703)

Specialty Retail (0.2)%

Guess?, Inc.	(3,885)	(100,505)

Limited Brands, Inc.	(1,955)	(101,953)

Total		(202,458)

Textiles, Apparel & Luxury Goods (0.1)%

Under Armour, Inc., Class A(a)	(1,352)	(70,074)

Total Consumer Discretionary		(1,566,830)

Investments Sold Short (continued)
Issuer	Shares	Value ($)
Consumer Staples (0.8)%
Beverages (0.1)%

Coca-Cola Co. (The)	(1,825)	(69,204)

Monster Beverage Corp.(a)	(1,085)	(56,475)

Total		(125,679)

Food & Staples Retailing (0.1)%

Sysco Corp.	(3,328)	(105,331)

Food Products (0.2)%

General Mills, Inc.	(2,568)	(105,262)

McCormick & Co., Inc.	(1,512)	(97,615)

Total		(202,877)

Household Products (0.3)%

Church & Dwight Co., Inc.	(2,327)	(126,007)

Clorox Co. (The)	(1,660)	(126,741)

Total		(252,748)

Tobacco (0.1)%

Reynolds American, Inc.	(2,643)	(115,552)

Total Consumer Staples		(802,187)

Energy (0.2)%
Energy Equipment & Services (0.2)%

Core Laboratories NV	(895)	(92,346)

Tidewater, Inc.	(1,846)	(82,812)

Total		(175,158)

Total Energy		(175,158)

Financials (1.8)%
Capital Markets (0.3)%

Morgan Stanley	(5,831)	(98,369)

Northern Trust Corp.	(3,095)	(148,622)

Total		(246,991)

Commercial Banks (0.3)%

KeyCorp	(9,098)	(73,512)

M&T Bank Corp.	(1,445)	(141,220)

Westamerica Bancorporation	(2,105)	(89,588)

Total		(304,320)

Insurance (0.4)%

Chubb Corp. (The)	(1,275)	(98,162)

Progressive Corp. (The)	(3,375)	(71,719)

WR Berkley Corp.	(2,525)	(100,369)

XL Group PLC	(3,950)	(96,103)

Total		(366,353)

Real Estate Investment Trusts (REITs) (0.8)%

Ashford Hospitality Trust, Inc.	(5,700)	(51,585)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	13

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Investments Sold Short (continued)
Issuer	Shares	Value ($)
BRE Properties, Inc.	(1,491)	(72,537)

DCT Industrial Trust, Inc.	(11,975)	(74,844)

Health Care REIT, Inc.	(1,225)	(72,140)

Healthcare Realty Trust, Inc.	(4,740)	(113,049)

Parkway Properties, Inc.	(8,835)	(118,743)

Regency Centers Corp.	(1,912)	(89,577)

UDR, Inc.	(3,590)	(82,606)

Washington Real Estate Investment Trust	(3,513)	(91,057)

Total		(766,138)

Total Financials		(1,683,802)

Health Care (1.7)%
Biotechnology (0.4)%

Cubist Pharmaceuticals, Inc.(a)	(1,150)	(46,701)

Immunogen, Inc.	(6,959)	(88,310)

Incyte Corp., Ltd.	(3,556)	(62,586)

Isis Pharmaceuticals, Inc.	(4,610)	(42,412)

Pharmacyclics, Inc.(a)	(800)	(42,440)

Theravance, Inc.	(2,629)	(59,100)

Total		(341,549)

Health Care Equipment & Supplies (0.3)%

Becton Dickinson and Co.	(1,119)	(85,794)

CR Bard, Inc.	(1,120)	(110,891)

Stryker Corp.	(1,953)	(105,774)

Total		(302,459)

Health Care Providers & Services (0.3)%

Laboratory Corp. of America Holdings(a)	(1,515)	(128,154)

LifePoint Hospitals, Inc.(a)	(2,741)	(98,621)

UnitedHealth Group, Inc.	(1,320)	(71,795)

Total		(298,570)

Life Sciences Tools & Services (0.2)%

Mettler-Toledo International, Inc.(a)	(305)	(57,063)

QIAGEN NV	(5,720)	(105,820)

Total		(162,883)

Pharmaceuticals (0.5)%

Bristol-Myers Squibb Co.	(3,445)	(112,410)

Elan Corp. PLC(a)	(4,550)	(45,409)

Eli Lilly & Co.	(2,359)	(115,685)

GlaxoSmithKline PLC	(2,640)	(113,547)

Novartis AG	(1,846)	(114,544)

Total		(501,595)

Total Health Care		(1,607,056)

Investments Sold Short (continued)
Issuer	Shares	Value ($)
Industrials (1.4)%
Aerospace & Defense (0.1)%

Lockheed Martin Corp.	(835)	(77,906)

Textron, Inc.	(2,237)	(52,547)

Total		(130,453)

Air Freight & Logistics (0.1)%

Expeditors International of Washington, Inc.	(2,240)	(83,821)

Building Products (0.2)%

Armstrong World Industries, Inc.	(2,075)	(104,808)

Masco Corp.	(6,516)	(110,511)

Total		(215,319)

Commercial Services & Supplies (0.2)%

Cintas Corp.	(2,326)	(96,389)

Waste Management, Inc.	(2,315)	(75,400)

Total		(171,789)

Construction & Engineering (0.3)%

Jacobs Engineering Group, Inc.(a)	(2,601)	(106,485)

Quanta Services, Inc.(a)	(5,469)	(141,428)

Total		(247,913)

Machinery (0.3)%

AGCO Corp.(a)	(2,525)	(116,529)

Deere & Co.	(670)	(56,313)

PACCAR, Inc.	(2,607)	(114,552)

Total		(287,394)

Road & Rail (0.1)%

Kansas City Southern	(1,272)	(99,407)

Trading Companies & Distributors (0.1)%

Fastenal Co.	(1,440)	(60,206)

Total Industrials		(1,296,302)

Information Technology (1.6)%
Communications Equipment —%

Telefonaktiebolaget LM Ericsson	(4,959)	(46,565)

Computers & Peripherals (0.2)%

Hewlett-Packard Co.	(6,330)	(82,227)

Lexmark International, Inc.	(3,791)	(92,235)

Total		(174,462)

Internet Software & Services (0.1)%

Akamai Technologies, Inc.(a)	(2,107)	(77,158)

IT Services (0.4)%

Computer Sciences Corp.	(4,086)	(155,513)

Paychex, Inc.	(3,663)	(119,194)

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2012

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Investments Sold Short (continued)
Issuer	Shares	Value ($)
Saic, Inc.	(5,924)	(68,304)

Total		(343,011)

Semiconductors & Semiconductor Equipment (0.5)%

International Rectifier Corp.(a)	(5,520)	(94,282)

Microchip Technology, Inc.	(3,258)	(99,108)

Teradyne, Inc.(a)	(6,860)	(107,290)

Texas Instruments, Inc.	(3,156)	(93,007)

Triquint Semiconductor, Inc.(a)	(15,760)	(79,746)

Total		(473,433)

Software (0.4)%

Adobe Systems, Inc.(a)	(3,412)	(118,089)

ANSYS, Inc.(a)	(1,728)	(114,618)

Concur Technologies, Inc.(a)	(932)	(61,242)

SAP AG, ADR	(1,515)	(118,155)

Total		(412,104)

Total Information Technology		(1,526,733)

Materials (0.3)%
Chemicals —%

Praxair, Inc.	(452)	(48,459)

Construction Materials (0.1)%

Martin Marietta Materials, Inc.	(923)	(83,070)

Investments Sold Short (continued)
Issuer	Shares	Value ($)
Metals & Mining (0.1)%

Alcoa, Inc.	(7,705)	(64,799)

Paper & Forest Products (0.1)%

MeadWestvaco Corp.	(3,575)	(110,503)

Total Materials		(306,831)

Utilities (0.2)%
Electric Utilities (0.1)%

Southern Co. (The)	(1,631)	(71,030)

Multi-Utilities (0.1)%

Consolidated Edison, Inc.	(1,100)	(61,369)

Integrys Energy Group, Inc.	(1,203)	(63,964)

Total		(125,333)

Total Utilities		(196,363)

Total Common Stocks (Proceeds: $8,696,952)		(9,161,262)

Total Investments Sold Short (Proceeds: $8,696,952)		(9,161,262)

Total Investments, Net of Investments Sold Short		80,939,363

Other Assets & Liabilities, Net	14,471,226

Net Assets	95,410,589

Investments in Derivatives

Futures Contracts Outstanding at November 30, 2012

At November 30, 2012, $5,822,038 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
3-Month Euro Euribor	(54)	(17,522,321)	June 2013	1,219	—

3-Month Euro Swiss Franc	(96)	(25,908,708)	June 2013	—	(2,828)

90-Day Eurodollar	(342)	(85,213,575)	June 2013	4,117	—

90-Day Sterling	(267)	(53,166,991)	June 2013	5,109	—

Australia Treasury Bond, 10-year	107	10,822,586	December 2012	—	(100,261)

Canadian Treasury Bond, 10-year	(102)	(14,037,771)	March 2013	—	(58,041)

CAC40-10 Euro	7	323,278	December 2012	7,358	—

CBOE VIX Index — December	13	202,150	December 2012	—	(670)

CBOE VIX Index — January	(24)	(274,400)	January 2013	11,188	—

CBOE VIX Index — February	(38)	(699,200)	February 2013	10,451	—

DAX Index	16	3,859,515	December 2012	98,403	—

Euro-Bund	(27)	(5,074,450)	March 2013	3,818	—

Euro STOXX 50	164	5,500,758	December 2012	127,209	—

FTSE 100 Index	(71)	(6,681,265)	December 2012	—	(122,358)

FTSE MIB Index	34	3,494,606	December 2012	79,086	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	15

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Futures Contracts Outstanding at November 30, 2012 (continued)

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)

IBEX-35 Index	32	3,291,913	December 2012	98,387	—

Japanese Government Bond, 10-year	190	33,394,917	December 2012	119,108	—

OMXS 30 Index	174	2,840,133	December 2012	84,307	—

SPI 200 Index	72	8,483,212	December 2012	149,783	—

S&P 500 Emini Index	(355)	(25,105,600)	December 2012	162,430	—

S&P 500 Index	20	7,072,000	December 2012	21,471	—

S&P/TSE 60 Index	(47)	(6,642,030)	December 2012	66,831	—

TOPIX Index	9	852,672	December 2012	44,771	—

United Kingdom Long GILT, 10-year	74	14,150,035	March 2013	94,777	—

U.S. Long Bond, 30-year	(3)	(450,188)	March 2013	—	(1,037)

Total				1,189,823	(285,195)

Interest Rate Swap Contracts Outstanding at November 30, 2012

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	3-Month NZD BBR	Pay	4.4450	March 2, 2022	NZD	8,000,000	470,578	—

Citibank	3-Month SEK STIBOR-SIDE	Pay	2.0900	October 26, 2022	SEK	67,400,000	34,079	—

JPMorgan Chase Bank	6-Month CHF LIBOR-BBA	Receive	0.9400	October 26, 2022	CHF	24,600,000	—	(115,039)

Total							504,657	(115,039)

Forward Foreign Currency Exchange Contracts Open at November 30, 2012

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Standard Chartered Bank	December 10, 2012	8,512,000 (CHF	)	9,063,225 (USD	)	—	(122,948)

Citigroup Global Markets, Inc.	December 10, 2012	11,781,000 (EUR	)	15,184,211 (USD	)	—	(138,615)

Citigroup Global Markets, Inc.	December 10, 2012	501,944,000 (JPY	)	6,189,351 (USD	)	99,917	—

Standard Chartered Bank	December 10, 2012	6,106,731 (USD	)	5,923,000 (AUD	)	71,547	—

Standard Chartered Bank	December 10, 2012	2,999,393 (USD	)	2,874,000 (AUD	)	—	(1,525)

Citigroup Global Markets, Inc.	December 10, 2012	15,134,184 (USD	)	86,840,000 (NOK	)	193,059	—

HSBC Securities (USA), Inc.	December 10, 2012	6,052,639 (USD	)	7,438,000 (NZD	)	51,102	—

Citigroup Global Markets, Inc.	January 11, 2013	11,563,086 (AUD	)	12,011,068 (USD	)	—	(20,091)

HSBC Securities (USA), Inc.	January 11, 2013	2,900,000 (AUD	)	3,012,653 (USD	)	—	(4,571)

Wells Fargo Bank	January 11, 2013	85,874 (AUD	)	89,174 (USD	)	—	(172)

Citigroup Global Markets, Inc.	January 11, 2013	4,845,768 (CAD	)	4,862,178 (USD	)	—	(12,611)

HSBC Securities (USA), Inc.	January 11, 2013	674,577 (CAD	)	671,622 (USD	)	—	(6,922)

Citigroup Global Markets, Inc.	January 11, 2013	3,219,651 (CHF	)	3,405,885 (USD	)	—	(70,532)

HSBC Securities (USA), Inc.	January 11, 2013	288,603 (CHF	)	304,565 (USD	)	—	(7,054)

Wells Fargo Bank	January 11, 2013	725,369 (CHF	)	766,216 (USD	)	—	(17,001)

HSBC Securities (USA), Inc.	January 11, 2013	41,900,000 (DKK	)	7,144,099 (USD	)	—	(166,778)

Citigroup Global Markets, Inc.	January 11, 2013	8,900,000 (EUR	)	11,314,036 (USD	)	—	(265,681)

HSBC Securities (USA), Inc.	January 11, 2013	8,811,083 (EUR	)	11,199,447 (USD	)	—	(264,581)

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2012

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at November 30, 2012 (continued)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets, Inc.	January 11, 2013	2,219,922 (GBP	)	3,523,432 (USD	)	—	(32,980)

HSBC Securities (USA), Inc.	January 11, 2013	3,339,652 (GBP	)	5,299,710 (USD	)	—	(50,559)

Citigroup Global Markets, Inc.	January 11, 2013	889,636 (GBP	)	1,414,237 (USD	)	—	(10,999)

Wells Fargo Bank	January 11, 2013	1,366,167 (GBP	)	2,165,552 (USD	)	—	(23,107)

Citigroup Global Markets, Inc.	January 11, 2013	706,242,227 (JPY	)	8,892,541 (USD	)	321,431	—

HSBC Securities (USA), Inc.	January 11, 2013	396,400,000 (JPY	)	4,996,124 (USD	)	185,326	—

Citibank	January 11, 2013	6,088,569 (NOK	)	1,070,480 (USD	)	—	(2,843)

Citigroup Global Markets, Inc.	January 11, 2013	60,762,034 (NOK	)	10,520,792 (USD	)	—	(190,639)

Citigroup Global Markets, Inc.	January 11, 2013	9,822,498 (NZD	)	8,023,468 (USD	)	—	(19,638)

Citigroup Global Markets, Inc.	January 11, 2013	16,860,642 (SEK	)	2,480,241 (USD	)	—	(51,115)

Wells Fargo Bank	January 11, 2013	10,307,600 (SEK	)	1,517,403 (USD	)	—	(30,118)

Wells Fargo Bank	January 11, 2013	62,105,014 (SEK	)	782,869 (USD	)	29,149	—

Citigroup Global Markets, Inc.	January 11, 2013	7,270,311 (SGD	)	5,946,413 (USD	)	—	(9,880)

HSBC Securities (USA), Inc.	January 11, 2013	20,307,188 (SGD	)	16,611,401 (USD	)	—	(33,182)

Citigroup Global Markets, Inc.	January 11, 2013	360,061 (USD	)	345,847 (AUD	)	—	(234)

HSBC Securities (USA), Inc.	January 11, 2013	7,991,234 (USD	)	7,694,059 (AUD	)	13,835	—

Citigroup Global Markets, Inc.	January 11, 2013	9,154,193 (USD	)	1,974,047 (CAD	)	73,801	—

Citigroup Global Markets, Inc.	January 11, 2013	1,432,751 (USD	)	1,424,126 (CAD	)	—	(251)

HSBC Securities (USA), Inc.	January 11, 2013	2,878,243 (USD	)	2,882,747 (CAD	)	21,456	—

Wells Fargo Bank	January 11, 2013	504,229 (USD	)	505,827 (CAD	)	4,573	—

Citigroup Global Markets, Inc.	January 11, 2013	3,355,910 (USD	)	3,145,192 (CHF	)	40,087	—

HSBC Securities (USA), Inc.	January 11, 2013	2,985,491 (USD	)	2,804,052 (CHF	)	42,183	—

Wells Fargo Bank	January 11, 2013	1,281,226 (USD	)	1,213,500 (CHF	)	29,051	—

Citigroup Global Markets, Inc.	January 11, 2013	7,147,731 (USD	)	41,900,000 (DKK	)	163,146	—

Citigroup Global Markets, Inc.	January 11, 2013	7,812,439 (USD	)	6,093,735 (EUR	)	115,955	—

HSBC Securities (USA), Inc.	January 11, 2013	3,131,754 (USD	)	2,440,983 (EUR	)	44,189	—

Wells Fargo Bank	January 11, 2013	2,509,662 (USD	)	1,974,052 (EUR	)	58,761	—

Citigroup Global Markets, Inc.	January 11, 2013	14,933,075 (USD	)	9,386,766 (GBP	)	104,950	—

HSBC Securities (USA), Inc.	January 11, 2013	7,566,423 (USD	)	4,754,481 (GBP	)	50,464	—

Wells Fargo Bank	January 11, 2013	881,875 (USD	)	555,440 (GBP	)	7,964	—

Citigroup Global Markets, Inc.	January 11, 2013	2,754,776 (USD	)	225,069,038 (JPY	)	—	(23,288)

HSBC Securities (USA), Inc.	January 11, 2013	789,993 (USD	)	63,244,113 (JPY	)	—	(22,448)

Citibank	January 11, 2013	146,837 (USD	)	834,843 (NOK	)	379	—

Citigroup Global Markets, Inc.	January 11, 2013	6,720 (USD	)	38,507 (NOK	)	68	—

Citigroup Global Markets, Inc.	January 11, 2013	340,659 (USD	)	1,931,027 (NOK	)	—	(248)

HSBC Securities (USA), Inc.	January 11, 2013	5,131,759 (USD	)	29,619,841 (NOK	)	89,770	—

Wells Fargo Bank	January 11, 2013	31,771 (USD	)	183,566 (NOK	)	589	—

Citigroup Global Markets, Inc.	January 11, 2013	109,146 (USD	)	133,528 (NZD	)	193	—

HSBC Securities (USA), Inc.	January 11, 2013	15,068,819 (USD	)	18,460,614 (NZD	)	48,116	—

Wells Fargo Bank	January 11, 2013	737,925 (USD	)	903,977 (NZD	)	2,292	—

Citigroup Global Markets, Inc.	January 11, 2013	7,177,149 (USD	)	48,567,308 (SEK	)	114,665	—

Citigroup Global Markets, Inc.	January 11, 2013	356,854 (USD	)	2,369,152 (SEK	)	—	(1,163)

HSBC Securities (USA), Inc.	January 11, 2013	2,124,929 (USD	)	14,437,578 (SEK	)	42,644	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	17

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at November 30, 2012 (continued)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets, Inc.	January 11, 2013	6,325,991 (USD	)	7,733,798 (SGD	)	10,020	—

HSBC Securities (USA), Inc.	January 11, 2013	10,613,493 (USD	)	11,795,457 (SGD	)	17,897	—

HSBC Securities (USA), Inc.	January 11, 2013	3,687,636 (USD	)	4,500,000 (SGD	)	—	(955)

Wells Fargo Bank	January 11, 2013	141,424 (USD	)	172,837 (SGD	)	175	—

Total						2,048,754	(1,602,729)

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, the value of these securities amounted to $990,834 or 1.04% of net assets.

(c)	Variable rate security. The interest rate shown reflects the rate as of November 30, 2012.

(d)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)	The rate shown is the seven-day current annualized yield at November 30, 2012.

(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	57,140,911	52,414,420	(57,744,941)	—	51,810,390	42,500	51,810,390

Abbreviation Legend

ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosedby major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2012

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	4,912,900	—	—	4,912,900

Consumer Staples	3,145,848	—	—	3,145,848

Energy	2,436,989	—	—	2,436,989

Financials	4,924,250	—	—	4,924,250

Health Care	5,655,353	—	—	5,655,353

Industrials	3,168,213	—	—	3,168,213

Information Technology	6,527,712	—	—	6,527,712

Materials	941,420	—	—	941,420

Telecommunication Services	702,462	—	—	702,462

Utilities	709,541	—	—	709,541

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	19

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Common Stocks — Investments Sold Short				—

Consumer Discretionary	(1,566,830)	—	—	(1,566,830)

Consumer Staples	(802,187)	—	—	(802,187)

Energy	(175,158)	—	—	(175,158)

Financials	(1,683,802)	—	—	(1,683,802)

Health Care	(1,607,056)	—	—	(1,607,056)

Industrials	(1,296,302)	—	—	(1,296,302)

Information Technology	(1,526,733)	—	—	(1,526,733)

Materials	(306,831)	—	—	(306,831)

Utilities	(196,363)	—	—	(196,363)

Convertible Preferred Stocks

Consumer Staples	—	61,303	—	61,303

Energy	—	50,374	—	50,374

Financials	320,650	167,106	—	487,756

Industrials	54,720	125,795	—	180,515

Information Technology	26,650	56,950	—	83,600

Utilities	107,600	108,123	—	215,723

Total Equity Securities	24,473,046	569,651	—	25,042,697

Bonds

Convertible Bonds	—	3,465,831	—	3,465,831

Residential Mortgage-Backed Securities — Non-Agency	—	—	620,445	620,445

Total Bonds	—	3,465,831	620,445	4,086,276

Other

Money Market Funds	51,810,390	—	—	51,810,390

Total Other	51,810,390	—	—	51,810,390

Investments in Securities	76,283,436	4,035,482	620,445	80,939,363

Derivatives

Assets

Futures Contracts	1,189,823	—	—	1,189,823

Forward Foreign Currency Exchange Contracts	—	2,048,754	—	2,048,754

Swap Contracts	—	504,657	—	504,657

Liabilities

Futures Contracts	(285,195)	—	—	(285,195)

Forward Foreign Currency Exchange Contracts	—	(1,602,729)	—	(1,602,729)

Swap Contracts	—	(115,039)	—	(115,039)

Total	77,188,064	4,871,125	620,445	82,679,634

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2012

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Fair Value Measurements (continued)

Financial assets were transferred from Level 1 to Level 2 as the market for these assets was deemed not to be active and fair values were consequently obtained using the observable market inputs rather than quoted prices for identical assets as of period end, November 30, 2012.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)
—	153,684	153,684	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Futures contracts, forward foreign currency contracts and swap contracts are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Residential Mortgage-Backed Securities — Non-Agency ($)
Balance as of May 31, 2012	1,377,077

Accrued discounts/premiums	—

Realized gain (loss)	2,660

Change in unrealized appreciation (depreciation)(a)	1,073

Sales	(760,365)

Purchases	—

Issuances	—

Settlements	—

Transfers into Level 3	—

Transfers out of Level 3	—

Balance as of November 30, 2012	620,445

(a)	Change in unrealized appreciation (depreciation) relating to securities held at November 30, 2012 was $1,079.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Residential Mortgage Backed Securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	21

Columbia Absolute Return Enhanced Multi-Strategy Fund

Statement of Assets and Liabilities

November 30, 2012 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $33,747,904)	$38,290,235

Affiliated issuers (identified cost $51,810,390)	51,810,390

Total investments (identified cost $85,558,294)	90,100,625

Foreign currency (identified cost $155)	147

Cash collateral held at broker	7,847,674

Margin deposits on futures contracts	5,822,038

Unrealized appreciation on forward foreign currency exchange contracts	2,048,756

Unrealized appreciation on swap contracts	504,657

Receivable for:

Investments sold	667,120

Capital shares sold	113,670

Dividends	84,368

Interest	38,688

Reclaims	100

Variation margin on futures contracts	93,567

Expense reimbursement due from Investment Manager	1,076

Prepaid expenses	2,432

Total assets	107,324,918

Liabilities

Securities sold short, at value (proceeds $8,696,952)	9,161,262

Disbursements in excess of cash	12,099

Unrealized depreciation on forward foreign currency exchange contracts	1,602,731

Unrealized depreciation on swap contracts	115,039

Payable for:

Investments purchased	560,012

Capital shares purchased	299,139

Dividends and interest on securities sold short	40,359

Investment management fees	2,402

Distribution and/or service fees	526

Transfer agent fees	14,376

Administration fees	209

Compensation of board members	4,968

Other expenses	101,207

Total liabilities	11,914,329

Net assets applicable to outstanding capital stock	$95,410,589

Represented by

Paid-in capital	$93,396,171

Undistributed net investment income	569,594

Accumulated net realized loss	(4,408,118)

Unrealized appreciation (depreciation) on:

Investments	4,542,331

Foreign currency translations	34,650

Forward foreign currency exchange contracts	446,025

Futures contracts	904,628

Securities sold short	(464,310)

Swap contracts	389,618

Total — representing net assets applicable to outstanding capital stock	$95,410,589

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2012

Columbia Absolute Return Enhanced Multi-Strategy Fund

Statement of Assets and Liabilities (continued)

November 30, 2012 (Unaudited)

Class A

Net assets	$48,148,938

Shares outstanding	4,790,663

Net asset value per share	$10.05

Maximum offering price per share(a)	$10.66

Class B

Net assets	$64,540

Shares outstanding	6,508

Net asset value per share	$9.92

Class C

Net assets	$4,759,594

Shares outstanding	479,312

Net asset value per share	$9.93

Class I

Net assets	$30,095,091

Shares outstanding	2,982,051

Net asset value per share	$10.09

Class R

Net assets	$6,861

Shares outstanding	686

Net asset value per share	$10.00

Class R5

Net assets	$2,528

Shares outstanding	249

Net asset value per share(b)	$10.16

Class W

Net assets	$9,268,137

Shares outstanding	922,537

Net asset value per share	$10.05

Class Z

Net assets	$3,064,900

Shares outstanding	303,663

Net asset value per share	$10.09

(a)	The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	23

Columbia Absolute Return Enhanced Multi-Strategy Fund

Statement of Operations

Six Months Ended November 30, 2012 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$423,441
Dividends — affiliated issuers	42,500
Interest	135,793
Foreign taxes withheld	(1,464)

Total income	600,270

Expenses:
Investment management fees	456,549
Distribution and/or service fees
Class A	65,454
Class B	352
Class C	26,636
Class R	14
Class W	11,391
Transfer agent fees
Class A	82,964
Class B	112
Class C	8,436
Class R	9
Class W	14,454
Class Z	4,555
Administration fees	39,700
Compensation of board members	5,542
Custodian fees	63,261
Printing and postage fees	32,592
Registration fees	53,923
Professional fees	19,457
Dividends and interest on securities sold short	148,902
Other	5,482

Total expenses	1,039,785
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(197,062)

Total net expenses	842,723

Net investment loss	(242,453)

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	128,233
Foreign currency translations	(50,265)
Forward foreign currency exchange contracts	381,359
Futures contracts	(1,059,348)
Swap contracts	571,770

Net realized loss	(28,251)
Net change in unrealized appreciation (depreciation) on:
Investments	2,701,291
Foreign currency translations	79,100
Forward foreign currency exchange contracts	481,075
Futures contracts	(1,605,437)
Securities sold short	(413,960)
Swap contracts	(575,582)

Net change in unrealized appreciation (depreciation)	666,487

Net realized and unrealized gain	638,236

Net increase in net assets resulting from operations	$395,783

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2012

Columbia Absolute Return Enhanced Multi-Strategy Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012
Operations

Net investment loss	$(242,453)	$(528,423)

Net realized loss	(28,251)	(3,016,928)

Net change in unrealized appreciation (depreciation)	666,487	5,005,380

Net increase in net assets resulting from operations	395,783	1,460,029

Distributions to shareholders:

Net realized gains

Class A	—	(49,000)

Class B	—	(72)

Class C	—	(4,363)

Class I	—	(25,571)

Class R	—	(2)

Class W	—	(13,458)

Class Z	—	(2,175)

Total distributions to shareholders	—	(94,641)

Increase (decrease) in net assets from capital stock activity	(7,250,051)	59,666,923

Total increase (decrease) in net assets	(6,854,268)	61,032,311

Net assets at beginning of period	102,264,857	41,232,546

Net assets at end of period	$95,410,589	$102,264,857

Undistributed net investment income	$569,594	$812,047

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	25

Columbia Absolute Return Enhanced Multi-Strategy Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2012(a) (Unaudited)		Year Ended May 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(b)	685,707	6,863,150	5,858,625	57,937,848

Distributions reinvested	—	—	4,168	41,140

Redemptions	(1,446,521)	(14,470,502)	(1,495,211)	(14,892,006)

Net increase (decrease)	(760,814)	(7,607,352)	4,367,582	43,086,982

Class B shares

Subscriptions	—	—	11,876	117,089

Distributions reinvested	—	—	5	49

Redemptions(b)	(2,763)	(27,210)	(5,483)	(54,045)

Net increase (decrease)	(2,763)	(27,210)	6,398	63,093

Class C shares

Subscriptions	26,132	258,676	523,812	5,166,251

Distributions reinvested	—	—	420	4,121

Redemptions	(114,546)	(1,134,523)	(54,361)	(536,675)

Net increase (decrease)	(88,414)	(875,847)	469,871	4,633,697

Class I shares

Subscriptions	95,612	960,351	6,226,729	61,640,351

Distributions reinvested	—	—	2,585	25,569

Redemptions	(62,444)	(622,679)	(6,078,729)	(60,329,328)

Net increase	33,168	337,672	150,585	1,336,592

Class R shares

Subscriptions	228	2,270	208	2,074

Net increase	228	2,270	208	2,074

Class R5 shares

Subscriptions	249	2,500	—	—

Net increase	249	2,500	—	—

Class W shares

Subscriptions	133,227	1,331,848	3,004,282	29,716,375

Distributions reinvested	—	—	1,365	13,456

Redemptions	(143,374)	(1,434,771)	(2,073,213)	(20,461,976)

Net increase (decrease)	(10,147)	(102,923)	932,434	9,267,855

Class Z shares

Subscriptions	150,716	1,512,629	286,122	2,830,079

Distributions reinvested	—	—	217	2,141

Redemptions	(49,012)	(491,790)	(156,586)	(1,555,590)

Net increase	101,704	1,020,839	129,753	1,276,630

Total net increase (decrease)	(726,789)	(7,250,051)	6,056,831	59,666,923

(a)	Class R5 shares are for the period from November 8, 2012 (commencement of operations) to November 30, 2012.

(b)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

26	Semiannual Report 2012

Columbia Absolute Return Enhanced Multi-Strategy Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended November 30, 2012		Year Ended May 31,
Class A	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$10.01		$9.92		$10.00

Income from investment operations:

Net investment loss	(0.03)		(0.06)		(0.01)

Net realized and unrealized gain (loss)	0.07		0.12		(0.07)

Increase from payments by affiliate	—		0.04		—

Total from investment operations	0.04		0.10		(0.08)

Less distributions to shareholders:

Net realized gains	—		(0.01)		—

Total distributions to shareholders	—		(0.01)		—

Net asset value, end of period	$10.05		$10.01		$9.92

Total return	0.40%		1.00	%(b)	(0.80%)

Ratios to average net assets(c)(d)

Total gross expenses	2.22	%(e)(f)	2.15	%(f)	5.76	%(e)

Total net expenses(g)	1.78	%(e)(f)	1.68	%(f)	1.47	%(e)

Net investment loss	(0.57	%)(e)	(0.57%)		(0.68	%)(e)

Supplemental data

Net assets, end of period (in thousands)	$48,149		$55,582		$11,745

Portfolio turnover	29%		154%		11%

Notes to Financial Highlights

(a)	For the period from March 31, 2011 (commencement of operations) to May 31, 2011.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.38%.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Certain line items from prior years have been reclassified to conform to the current presentation.

(e)	Annualized.

(f)	Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.30% for the six months ended November 30, 2012 and 0.20% for the year ended May 31, 2012, respectively.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	27

Columbia Absolute Return Enhanced Multi-Strategy Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,
Class B	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$9.92		$9.90		$10.00

Income from investment operations:

Net investment loss	(0.07)		(0.14)		(0.02)

Net realized and unrealized gain (loss)	0.07		0.13		(0.08)

Increase from payments by affiliate	—		0.04		—

Total from investment operations	—		0.03		(0.10)

Less distributions to shareholders:

Net realized gains	—		(0.01)		—

Total distributions to shareholders	—		(0.01)		—

Net asset value, end of period	$9.92		$9.92		$9.90

Total return	0.00	%(b)	0.30	%(c)	(1.00%)

Ratios to average net assets(d)(e)

Total gross expenses	2.96	%(f)(g)	2.92	%(g)	6.86	%(f)

Total net expenses(h)	2.52	%(f)(g)	2.42	%(g)	2.22	%(f)

Net investment loss	(1.32	%)(f)	(1.38%)		(1.36	%)(f)

Supplemental data

Net assets, end of period (in thousands)	$65		$92		$28

Portfolio turnover	29%		154%		11%

Notes to Financial Highlights

(a)	For the period from March 31, 2011 (commencement of operations) to May 31, 2011.

(b)	Rounds to less than 0.01%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.38%.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Certain line items from prior years have been reclassified to conform to the current presentation.

(f)	Annualized.

(g)	Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.30% for the six months ended November 30, 2012 and 0.19% for the year ended May 31, 2012, respectively.

(h)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

28	Semiannual Report 2012

Columbia Absolute Return Enhanced Multi-Strategy Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,
Class C	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$9.93		$9.91		$10.00

Income from investment operations:

Net investment loss	(0.07)		(0.13)		(0.02)

Net realized and unrealized gain (loss)	0.07		0.12		(0.07)

Increase from payments by affiliate	—		0.04		—

Total from investment operations	—		0.03		(0.09)

Less distributions to shareholders:

Net realized gains	—		(0.01)		—

Total distributions to shareholders	—		(0.01)		—

Net asset value, end of period	$9.93		$9.93		$9.91

Total return	0.00	%(b)	0.30	%(c)	(0.90%)

Ratios to average net assets(d)(e)

Total gross expenses	2.97	%(f)(g)	2.92	%(g)	6.73	%(f)

Total net expenses(h)	2.52	%(f)(g)	2.44	%(g)	2.22	%(f)

Net investment loss	(1.32	%)(f)	(1.31%)		(1.44	%)(f)

Supplemental data

Net assets, end of period (in thousands)	$4,760		$5,637		$970

Portfolio turnover	29%		154%		11%

Notes to Financial Highlights

(a)	For the period from March 31, 2011 (commencement of operations) to May 31, 2011.

(b)	Rounds to less than 0.01%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.38%.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Certain line items from prior years have been reclassified to conform to the current presentation.

(f)	Annualized.

(g)	Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.30% for the six months ended November 30, 2012 and 0.21% for the year ended May 31, 2012, respectively.

(h)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	29

Columbia Absolute Return Enhanced Multi-Strategy Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,
Class I	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$10.03		$9.92		$10.00

Income from investment operations:

Net investment loss	(0.01)		(0.04)		(0.01)

Net realized and unrealized gain (loss)	0.07		0.12		(0.07)

Increase from payments by affiliate	—		0.04		—

Total from investment operations	0.06		0.12		(0.08)

Less distributions to shareholders:

Net realized gains	—		(0.01)		—

Total distributions to shareholders	—		(0.01)		—

Net asset value, end of period	$10.09		$10.03		$9.92

Total return	0.60%		1.21	%(b)	(0.80%)

Ratios to average net assets(c)(d)

Total gross expenses	1.66	%(e)(f)	1.53	%(f)	3.87	%(e)

Total net expenses(g)	1.38	%(e)(f)	1.32	%(f)	1.16	%(e)

Net investment loss	(0.17	%)(e)	(0.37%)		(0.48	%)(e)

Supplemental data

Net assets, end of period (in thousands)	$30,095		$29,587		$27,767

Portfolio turnover	29%		154%		11%

Notes to Financial Highlights

(a)	For the period from March 31, 2011 (commencement of operations) to May 31, 2011.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.38%.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Certain line items from prior years have been reclassified to conform to the current presentation.

(e)	Annualized.

(f)	Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.30% for the six months ended November 30, 2012 and 0.16% for the year ended May 31, 2012, respectively.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

30	Semiannual Report 2012

Columbia Absolute Return Enhanced Multi-Strategy Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,
Class R	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$9.98		$9.91		$10.00

Income from investment operations:

Net investment loss	(0.04)		(0.09)		(0.02)

Net realized and unrealized gain (loss)	0.06		0.13		(0.07)

Increase from payments by affiliate	—		0.04		—

Total from investment operations	0.02		0.08		(0.09)

Less distributions to shareholders:

Net realized gains	—		(0.01)		—

Total distributions to shareholders	—		(0.01)		—

Net asset value, end of period	$10.00		$9.98		$9.91

Total return	0.20%		0.80	%(b)	(0.90%)

Ratios to average net assets(c)(d)

Total gross expenses	2.48	%(e)(f)	2.49	%(f)	4.45	%(e)

Total net expenses(g)	2.04	%(e)(f)	1.90	%(f)	1.73	%(e)

Net investment loss	(0.84	%)(e)	(0.87%)		(1.08	%)(e)

Supplemental data

Net assets, end of period (in thousands)	$7		$5		$2

Portfolio turnover	29%		154%		11%

Notes to Financial Highlights

(a)	For the period from March 31, 2011 (commencement of operations) to May 31, 2011.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.38%.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Certain line items from prior years have been reclassified to conform to the current presentation.

(e)	Annualized.

(f)	Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.30% for the six months ended November 30, 2012 and 0.17% for the year ended May 31, 2012, respectively.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	31

Columbia Absolute Return Enhanced Multi-Strategy Fund

Financial Highlights (continued)

	Period Ended November 30, 2012(a)
Class R5	(Unaudited)
Per share data
Net asset value, beginning of period	$10.05

Income from investment operations:

Net investment income	(0.00	)(b)

Net realized and unrealized gain	0.11

Total from investment operations	0.11

Net asset value, end of period	$10.16

Total return	1.09%

Ratios to average net assets(c)

Total gross expenses	1.84	%(d)(e)

Total net expenses(f)	1.41	%(d)(e)

Net investment loss	(0.17	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$3

Portfolio turnover	29%

Notes to Financial Highlights

(a)	For the period from November 08, 2012 (commencement of operations) to November 30, 2012.

(b)	Rounds to less than $0.01.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.32% for the period ended November 30, 2012.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

32	Semiannual Report 2012

Columbia Absolute Return Enhanced Multi-Strategy Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,
Class W	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$10.01		$9.92		$10.00

Income from investment operations:

Net investment loss	(0.03)		(0.06)		(0.01)

Net realized and unrealized gain (loss)	0.07		0.12		(0.07)

Increase from payments by affiliate	—		0.04		—

Total from investment operations	0.04		0.10		(0.08)

Less distributions to shareholders:

Net realized gains	—		(0.01)		—

Total distributions to shareholders	—		(0.01)		—

Net asset value, end of period	$10.05		$10.01		$9.92

Total return	0.40%		1.00	%(b)	(0.80%)

Ratios to average net assets(c)(d)

Total gross expenses	2.23	%(e)(f)	2.06	%(f)	4.17	%(e)

Total net expenses(g)	1.78	%(e)(f)	1.66	%(f)	1.48	%(e)

Net investment loss	(0.57	%)(e)	(0.66%)		(0.83	%)(e)

Supplemental data

Net assets, end of period (in thousands)	$9,268		$9,334		$2

Portfolio turnover	29%		154%		11%

Notes to Financial Highlights

(a)	For the period from March 31, 2011 (commencement of operations) to May 31, 2011.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.38%.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Certain line items from prior years have been reclassified to conform to the current presentation.

(e)	Annualized.

(f)	Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.30% for the six months ended November 30, 2012 and 0.18% for the year ended May 31, 2012, respectively.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	33

Columbia Absolute Return Enhanced Multi-Strategy Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,
Class Z	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$10.04		$9.92		$10.00

Income from investment operations:

Net investment loss	(0.02)		(0.03)		(0.01)

Net realized and unrealized gain (loss)	0.07		0.12		(0.07)

Increase from payments by affiliate	—		0.04		—

Total from investment operations	0.05		0.13		(0.08)

Less distributions to shareholders:

Net realized gains	—		(0.01)		—

Total distributions to shareholders	—		(0.01)		—

Net asset value, end of period	$10.09		$10.04		$9.92

Total return	0.50%		1.31	%(b)	(0.80%)

Ratios to average net assets(c)(d)

Total gross expenses	1.99	%(e)(f)	1.87	%(f)	6.03	%(e)

Total net expenses(g)	1.54	%(e)(f)	1.42	%(f)	1.22	%(e)

Net investment loss	(0.31	%)(e)	(0.33%)		(0.45	%)(e)

Supplemental data

Net assets, end of period (in thousands)	$3,065		$2,028		$717

Portfolio turnover	29%		154%		11%

Notes to Financial Highlights

(a)	For the period from March 31, 2011 (commencement of operations) to May 31, 2011.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.38%.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Certain line items from prior years have been reclassified to conform to the current presentation.

(e)	Annualized.

(f)	Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.31% for the six months ended November 30, 2012 and 0.19% for the year ended May 31, 2012, respectively.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

34	Semiannual Report 2012

Columbia Absolute Return Enhanced Multi-Strategy Fund

Notes to Financial Statements

November 30, 2012 (Unaudited)

Note 1. Organization

Columbia Absolute Return Enhanced Multi-Strategy Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R5, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R5 shares are not subject to sales charges and are only available to investors purchasing through authorized investment professionals. Class R5 shares commenced operations on November 8, 2012.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Semiannual Report 2012	35

Columbia Absolute Return Enhanced Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the

36	Semiannual Report 2012

Columbia Absolute Return Enhanced Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts primarily for the purpose of gaining a mix of market exposure to major currencies.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, manage exposure to movements in interest rates, manage exposure to the securities market and primarily for the purpose of gaining a mix of market exposures to interest rates, equity indices, foreign currencies and sovereign debt. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Interest Rate Swap Contracts

The Fund entered into interest rate swap transactions to produce incremental earnings, or to gain exposure to or protect itself from market rate changes, or to synthetically add or subtract principal exposure to a market or primarily for the purpose of gaining a mix of market exposures to interest rates. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the effective date). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty.

The Fund attempts to mitigate counterparty credit risk by entering into interest rate swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions

Semiannual Report 2012	37

Columbia Absolute Return Enhanced Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

entered into pursuant to the contract between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at November 30, 2012:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity contracts	Net assets — unrealized appreciation on futures contracts	882,589	*
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	2,048,754
Foreign exchange contracts	Net assets — unrealized appreciation on futures contracts	4,117	*
Interest rate contracts	Unrealized appreciation on swap contracts	504,657
Interest rate contracts	Net assets — unrealized appreciation on futures contracts	298,008	*
Commodity contracts	Net assets — unrealized appreciation on futures contracts	5,109	*
Total		3,743,234

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity contracts	Net assets — unrealized depreciation on futures contracts	123,028	*
Foreign exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	1,602,729
Foreign exchange contracts	Net assets — unrealized depreciation on futures contracts	2,828	*
Interest rate contracts	Unrealized depreciation on swap contracts	115,039
Interest rate contracts	Net assets — unrealized depreciation on futures contracts	159,339	*
Total		2,002,963

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations for the six months ended November 30, 2012:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Equity contracts	—	(1,223,955)	—	(1,223,955)
Foreign exchange contracts	381,359	(116,447)	—	264,912
Interest rate contracts	—	180,482	571,770	752,252
Commodity contracts	—	100,572	—	100,572
Total	381,359	(1,059,348)	571,770	(106,219)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Equity contracts	—	(473,670)	—	(473,670)
Foreign exchange contracts	481,075	(1,191,128)	—	(710,053)
Interest rate contracts	—	54,252	(575,582)	(521,330)
Commodity contracts	—	5,109	—	5,109
Total	481,075	(1,605,437)	(575,582)	(1,699,944)

38	Semiannual Report 2012

Columbia Absolute Return Enhanced Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

The following table is a summary of the volume of derivative instruments for the six months ended November 30, 2012:

Derivative Instrument	Contracts Opened
Forward foreign currency exchange contracts	883
Futures contracts	16,848
Swap contracts	4

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund is required to maintain a margin account with the broker and to pledge assets to the broker as collateral for the borrowed security. The Fund can purchase the same security at the current market price and deliver it to the broker to close out the short sale. The Fund is obligated to pay the broker a fee for borrowing the security. The fee is recorded as interest expense in the Statement of Operations and a short position is reported as a liability at fair value in the Statement of Asset and Liabilities. The Fund must also pay the broker for any dividends accrued (recognized on ex-date) on the borrowed security. This amount is recorded as an expense in the Statement of Operations. The Fund will record a gain if the security declines in value, and will realize a loss if the security appreciates. Such gain, limited to the price at which the Fund sold the security short, or such loss, potentially unlimited in size because the short position loses value as the market price of the security sold short increases, will be recognized upon the termination of a short sale. The Fund’s potential losses could exceed those of other mutual funds which hold only long security positions if the value of the securities held long decreases and the value of the securities sold short increases. As the Fund intends to use the cash proceeds from the short sales to invest in additional long securities, the Fund’s use of short sales in effect "leverages" the Fund. Leveraging potentially exposes the Fund to greater risks due to unanticipated market movements, which may magnify losses and increase volatility of returns. There is no assurance that a leveraging strategy will be successful. There is also the risk that the broker may fail to honor its contract terms, causing a loss to the Fund.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if

Semiannual Report 2012	39

Columbia Absolute Return Enhanced Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.92% to 0.80% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2012 was 0.92% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2012 was 0.08% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended November 30, 2012, other expenses paid to this company were $658.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their

40	Semiannual Report 2012

Columbia Absolute Return Enhanced Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended November 30, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.32%
Class B	0.32
Class C	0.32
Class R	0.32
Class R5	0.05
Class W	0.32
Class Z	0.32

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2012, no minimum account balance fees were charged by the Fund.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $6,000 and $18,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2012, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $21,716 for Class A and $488 for Class C shares for the six months ended November 30, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective August 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through September 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from

Semiannual Report 2012	41

Columbia Absolute Return Enhanced Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.48%
Class B	2.23
Class C	2.23
Class I	1.04
Class R	1.73
Class R5	1.09
Class W	1.48
Class Z	1.23

Prior to August 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.48%
Class B	2.23
Class C	2.23
Class I	1.16
Class R	1.73
Class W	1.48
Class Z	1.23

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2012, the cost of investments for federal income tax purposes was approximately $85,558,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$5,315,000
Unrealized depreciation	(773,000)
Net unrealized appreciation	$4,542,000

The following capital loss carryforward, determined as of May 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
Unlimited short-term	672,989

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat post-October capital losses of $313,878 at May 31, 2012 as arising on June 1, 2012.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $14,492,171 and $18,792,357, respectively, for the six months ended November 30, 2012.

Note 6. Payments by Affiliates

The Investment Manager voluntarily reimbursed the Fund $429,376 for a loss on a trading error for the year ended May 31, 2012.

Note 7. Affiliated Money Market Fund

The Fund significantly invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of

42	Semiannual Report 2012

Columbia Absolute Return Enhanced Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At November 30, 2012, one unaffiliated shareholder account owned 59.2% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Affiliated shareholder accounts owned 31.4% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended November 30, 2012.

Note 10. Significant Risks

Short Selling Risk

The Fund may make short sales, which involves selling a security the Fund does not own in anticipation that the security’s price will decline. The Fund’s potential losses could exceed those of other mutual funds which hold only long security positions if the value of the securities held long decreases and the value of the securities sold short increases. The Fund’s use of short sales in effect “leverages” the Fund, as the Fund intends to use the cash proceeds from the short sales to invest in additional long securities. Leveraging potentially exposes the Fund to greater risks due to unanticipated market movements, which may magnify losses and increase volatility of returns. There is no assurance that a leveraging strategy will be successful.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe

Semiannual Report 2012	43

Columbia Absolute Return Enhanced Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

44	Semiannual Report 2012

Columbia Absolute Return Enhanced Multi-Strategy Fund

Supplemental Information

(Unaudited)

Change in Independent Registered Public Accounting Firm

At a meeting held on June 14, 2012, the Board, upon recommendation of the Audit Committee, approved the replacement of Ernst & Young LLP (Ernst & Young) as the independent registered public accounting firm for the Fund and certain other funds in the Columbia Family of Funds (collectively, the Funds) and appointed PricewaterhouseCoopers LLP (PwC). PwC’s engagement was effective at the completion of Ernst & Young’s audits of the financial statements of the Funds with fiscal years ended July 31, 2012. The Fund did not consult with PwC during the fiscal year ended May 31, 2012 and period ended May 31, 2011 and through the June meeting.

Ernst & Young’s reports on the financial statements of the Fund as of and for the fiscal year ended May 31, 2012 and period ended May 31, 2011 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through the June meeting, there were no: (1) disagreements between the Fund and Ernst & Young on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Ernst & Young’s satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports, or (2) reportable events.

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Columbia Absolute Return Enhanced Multi-Strategy Fund

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Semiannual Report 2012	47

Columbia Absolute Return Enhanced Multi-Strategy Fund

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48	Semiannual Report 2012

Columbia Absolute Return Enhanced Multi-Strategy Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012	49

Columbia Absolute Return Enhanced Multi-Strategy Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6438 C (1/13)

Semiannual Report November 30, 2012

Columbia Absolute Return Multi-Strategy Fund

Columbia Absolute Return Multi-Strategy Fund

President’s Message

Dear Shareholders,

Stocks rebound around the world

After a weak second quarter, U.S. stock market averages rebounded in the third quarter, erasing earlier losses and boosting year-to-date returns well into double digits. Welcome news from Europe and additional quantitative easing in the United States by the Federal Reserve Board helped bolster the rally. The Standard & Poor’s 500 Index (S&P 500 Index) rose 6.35% (total return) for the quarter. The Dow Jones Industrial Average advanced 4.32% for the same period. From the beginning of the calendar year through September 30, 2012, the S&P 500 Index was up 16.44% (total return). And, as of the end of September, the S&P 500 Index stood at 1,440 — approximately 8% below its all-time high of 1,565 that was set on October 9, 2007.

Outside the United States, stock markets of both developed and emerging market economies rebounded, as measured in U.S. dollars. Investors responded favorably to the announcement of policy measures aimed to resolve the eurozone crisis, which could potentially have a favorable impact on growth in emerging market economies. A weaker dollar also benefited returns to U.S. investors.

Solid gains for fixed income

Within fixed income, investors appeared to be increasingly willing to take on risk as they abandoned higher quality sectors that dominated the performance rankings in the second quarter and favored riskier sectors, where yield spreads tightened by a significant margin. Fixed-income returns were strong, but unlike equities, they have been less volatile, accumulating steadily over the course of the year. Gains were the highest for high-yield and emerging market bonds. By contrast, government issued debt securities eked out smaller gains.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>	Detailed up-to-date fund performance and portfolio information

>	Economic analysis and market commentary

>	Quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia Absolute Return Multi-Strategy Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Absolute Return Multi-Strategy Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Absolute Return Multi-Strategy Fund (the Fund) Class A shares returned 0.00% excluding sales charges for the six months ended November 30, 2012.

>	The Fund underperformed its primary benchmark, the Citigroup 3-Month U.S. Treasury Bill Index, which returned 0.04% for the same period.

>	The Fund also underperformed the Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. fixed income market, which returned 1.99% for the same time period.

Average Annual Total Returns (%) (for period ended November 30, 2012)
	Inception	6 Months cumulative		1 Year	Life
Class A	03/31/11
Excluding sales charges		0.00	*	0.53	-0.22
Including sales charges		-3.02		-2.52	-2.03
Class B	03/31/11
Excluding sales charges		-0.40		-0.18	-0.95
Including sales charges		-5.38		-5.17	-3.34
Class C	03/31/11
Excluding sales charges		-0.30		-0.18	-0.89
Including sales charges		-1.30		-1.17	-0.89
Class I	03/31/11	0.20		0.93	0.14
Class R	03/31/11	0.00	*	0.43	-0.40
Class R5**	11/08/12	0.09		0.62	-0.17
Class W	03/31/11	0.00	*	0.63	-0.22
Class Z	03/31/11	0.10		0.83	0.02
Citigroup 3-Month U.S. Treasury Bill Index		0.04		0.07	0.06
Barclays U.S. Aggregate Bond Index		1.99		5.51	7.07

*	Rounds to less than 0.01%.

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

**	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2012

Columbia Absolute Return Multi-Strategy Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) — Long Positions (at November 30, 2012)
Philip Morris International, Inc.	1.7
Apple, Inc.	1.6
Exxon Mobil Corp.	1.4
Johnson & Johnson	1.3
JPMorgan Chase & Co.	1.3
Castle Peak Loan Trust 6.250% 05/25/52	1.3
QUALCOMM, Inc.	1.2
Pfizer, Inc.	1.2
International Business Machines Corp.	1.2
Google, Inc., Class A	1.1

Percentages indicated are based upon total long investments (excluding Money Market Funds).

Top Ten Holdings (%) — Short Positions (at November 30, 2012)
Computer Sciences Corp.	(1.7)
Northern Trust Corp.	(1.6)
Quanta Services, Inc.	(1.5)
M&T Bank Corp.	(1.5)
Laboratory Corp. of America Holdings	(1.4)
Omnicom Group, Inc.	(1.4)
Clorox Co. (The)	(1.4)
Church & Dwight Co., Inc.	(1.4)
Paychex, Inc.	(1.3)
Parkway Properties, Inc.	(1.3)

Percentages indicated are based upon total short investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Management

Todd White

Kent Peterson, PhD

Semiannual Report 2012	3

Columbia Absolute Return Multi-Strategy Fund

Portfolio Overview (continued)

(Unaudited)

Portfolio Breakdown (%) (at November 30, 2012)
	Long	Short	Net
Common Stocks	38.2	(10.5)	27.7
Consumer Discretionary	5.7	(1.8)	3.9
Consumer Staples	3.6	(0.9)	2.7
Energy	2.8	(0.2)	2.6
Financials	5.7	(1.9)	3.8
Health Care	6.5	(1.8)	4.7
Industrials	3.7	(1.5)	2.2
Information Technology	7.5	(1.8)	5.7
Materials	1.1	(0.4)	0.7
Telecommunication Services	0.8	—	0.8
Utilities	0.8	(0.2)	0.6
Convertible Preferred Stocks	1.5	—	1.5
Consumer Staples	0.1	—	0.1
Energy	0.1	—	0.1
Financials	0.6	—	0.6
Industrials	0.3	—	0.3
Information Technology	0.1	—	0.1
Utilities	0.3	—	0.3
Bonds	4.8	—	4.8
Convertible Bonds	4.2	—	4.2
Residential Mortgage-Backed Securities — Non-Agency	0.6	—	0.6
Short-Term Investments Segregated in Connection with Open Derivatives Contracts(a)	66.0	—	66.0
Total	110.5	(10.5)	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds (amounting to $103.4 million) which have been segregated to cover obligations related to the Fund’s investment in derivatives which provides exposure to multiple markets. For a description of the Fund’s investments in derivatives, see Investments in Derivatives following the Portfolio of Investments, and Note 2 to the financial statements.

4	Semiannual Report 2012

Columbia Absolute Return Multi-Strategy Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2012 – November 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,000.00		1,016.55	8.52		8.59	1.70
Class B	1,000.00	1,000.00	996.00		1,012.78	12.26		12.36	2.45
Class C	1,000.00	1,000.00	997.00		1,012.78	12.27		12.36	2.45
Class I	1,000.00	1,000.00	1,002.00		1,018.55	6.52		6.58	1.30
Class R	1,000.00	1,000.00	1,000.00		1,015.39	9.68		9.75	1.93
Class R5	1,000.00	1,000.00	1,009.00	*	1,017.85	0.83	*	7.28	1.44	*
Class W	1,000.00	1,000.00	1,000.00		1,016.50	8.57		8.64	1.71
Class Z	1,000.00	1,000.00	1,001.00		1,017.75	7.32		7.38	1.46

*	For the period November 8, 2012 through November 30, 2012. Class R5 shares commenced operations on November 8, 2012.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2012	5

Columbia Absolute Return Multi-Strategy Fund

Portfolio of Investments

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 33.2%
Issuer	Shares	Value ($)
Consumer Discretionary 4.9%
Auto Components 0.2%

Delphi Automotive PLC(a)	2,527	85,893

TRW Automotive Holdings Corp.(a)	3,785	191,672

Total		277,565

Automobiles 0.1%

General Motors Co.(a)	5,180	134,058

Diversified Consumer Services —%

Weight Watchers International, Inc.	543	28,214

Hotels, Restaurants & Leisure 0.8%

Bally Technologies, Inc.(a)	1,838	82,967

Las Vegas Sands Corp.	9,329	435,198

McDonald’s Corp.	4,152	361,390

Wynn Resorts Ltd.	2,012	226,149

Yum! Brands, Inc.	5,437	364,714

Total		1,470,418

Internet & Catalog Retail 0.6%

Amazon.com, Inc.(a)	1,535	386,897

Expedia, Inc.	1,830	113,204

Liberty Interactive Corp., Class A(a)	11,329	218,649

priceline.com, Inc.(a)	455	301,738

Total		1,020,488

Leisure Equipment & Products 0.1%

Mattel, Inc.	3,480	130,535

Media 1.2%

Comcast Corp., Class A	13,505	502,116

DIRECTV(a)	3,624	180,113

Discovery Communications, Inc., Class A(a)	3,105	187,573

DISH Network Corp., Class A	6,880	254,835

Interpublic Group of Companies, Inc. (The)	9,000	97,380

McGraw-Hill Companies, Inc. (The)	2,285	121,356

Meredith Corp.	2,930	91,358

News Corp., Class A	7,527	185,465

Time Warner, Inc.	5,200	245,960

Viacom, Inc., Class B	7,542	389,243

Total		2,255,399

Multiline Retail 0.5%

Family Dollar Stores, Inc.	1,383	98,470

Macy’s, Inc.	5,456	211,147

Nordstrom, Inc.	1,935	104,664

Saks, Inc.(a)	12,585	132,143

Target Corp.	6,033	380,863

Total		927,287

Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 0.8%

American Eagle Outfitters, Inc.	5,995	127,094

Gap, Inc. (The)	5,995	206,588

Home Depot, Inc. (The)	11,334	737,503

Lowe’s Companies, Inc.	4,426	159,734

Pier 1 Imports, Inc.	3,984	76,453

TJX Companies, Inc.	2,920	129,473

Urban Outfitters, Inc.(a)	2,400	90,480

Total		1,527,325

Textiles, Apparel & Luxury Goods 0.6%

lululemon athletica, Inc.(a)	3,868	277,645

Michael Kors Holdings Ltd.(a)	10,146	539,260

Nike, Inc., Class B	1,764	171,955

VF Corp.	550	88,280

Total		1,077,140

Total Consumer Discretionary		8,848,429

Consumer Staples 3.2%
Beverages 0.5%

Coca-Cola Co. (The)	4,365	165,521

Diageo PLC, ADR	3,586	428,778

PepsiCo, Inc.	4,834	339,395

Total		933,694

Food & Staples Retailing 0.4%

CVS Caremark Corp.	4,921	228,876

Kroger Co. (The)	5,957	156,311

Wal-Mart Stores, Inc.	4,185	301,404

Walgreen Co.	780	26,450

Total		713,041

Food Products 0.7%

Campbell Soup Co.	5,641	207,307

ConAgra Foods, Inc.	6,390	190,805

General Mills, Inc.	2,930	120,101

HJ Heinz Co.	3,995	233,548

Kellogg Co.	4,212	233,597

Mondelez International, Inc., Class A	7,729	200,104

Smithfield Foods, Inc.(a)	4,403	98,495

Total		1,283,957

Household Products 0.5%

Kimberly-Clark Corp.	2,165	185,584

Procter & Gamble Co. (The)	9,788	683,496

Total		869,080

Personal Products 0.2%

Estee Lauder Companies, Inc. (The), Class A	4,541	264,513

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2012

Columbia Absolute Return Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 0.9%

Altria Group, Inc.	12,005	405,889

Philip Morris International, Inc.	13,487	1,212,212

Total		1,618,101

Total Consumer Staples		5,682,386

Energy 2.4%
Energy Equipment & Services 0.4%

FMC Technologies, Inc.(a)	7,565	309,106

Halliburton Co.	7,634	254,594

National Oilwell Varco, Inc.	1,015	69,324

Oil States International, Inc.(a)	1,347	95,260

Total		728,284

Oil, Gas & Consumable Fuels 2.0%

Apache Corp.	3,374	260,102

Chevron Corp.	7,342	775,976

ConocoPhillips	6,457	367,662

Devon Energy Corp.	669	34,567

EOG Resources, Inc.	2,828	332,629

Exxon Mobil Corp.	10,765	948,827

Kinder Morgan, Inc.	5,280	178,517

Noble Energy, Inc.	1,434	140,173

Occidental Petroleum Corp.	2,185	164,334

Phillips 66	1,910	100,027

Royal Dutch Shell PLC, ADR	4,395	294,333

Whiting Petroleum Corp.(a)	1,765	74,024

Total		3,671,171

Total Energy		4,399,455

Financials 4.9%
Capital Markets 1.1%

BlackRock, Inc.	3,654	719,984

Franklin Resources, Inc.	3,442	454,413

Goldman Sachs Group, Inc. (The)	1,281	150,889

Invesco Ltd.	6,925	173,056

Morgan Stanley	7,234	122,038

Northern Trust Corp.	2,425	116,449

State Street Corp.	4,203	186,781

T Rowe Price Group, Inc.	1,420	91,831

Total		2,015,441

Commercial Banks 0.8%

Fifth Third Bancorp	9,775	143,106

Huntington Bancshares, Inc.	21,620	132,963

PNC Financial Services Group, Inc.	5,535	310,735

Common Stocks (continued)
Issuer	Shares	Value ($)
U.S. Bancorp	9,427	304,115

Wells Fargo & Co.	19,112	630,887

Total		1,521,806

Consumer Finance 0.1%

American Express Co.	3,490	195,091

Diversified Financial Services 0.8%

Citigroup, Inc.	9,226	318,943

CME Group, Inc.	2,095	115,791

JPMorgan Chase & Co.	22,044	905,568

NYSE Euronext	530	12,375

Total		1,352,677

Insurance 1.2%

ACE Ltd.	3,755	297,509

Aon PLC	6,338	359,999

Berkshire Hathaway, Inc., Class B(a)	8,190	721,375

Chubb Corp. (The)	1,500	115,485

Marsh & McLennan Companies, Inc.	5,170	182,087

MetLife, Inc.	2,200	73,018

Principal Financial Group, Inc.	4,975	135,071

Prudential Financial, Inc.	3,125	162,875

RenaissanceRe Holdings Ltd.	605	50,070

Unum Group	3,865	78,807

Total		2,176,296

Real Estate Investment Trusts (REITs) 0.8%

CBL & Associates Properties, Inc.	4,140	93,191

CubeSmart	10,444	144,127

Digital Realty Trust, Inc.	3,027	195,363

Duke Realty Corp.	4,000	54,000

Extra Space Storage, Inc.	3,775	132,691

Federal Realty Investment Trust	860	89,474

Highwoods Properties, Inc.	4,238	136,633

Lexington Realty Trust	10,632	101,961

Post Properties, Inc.	1,875	92,119

Public Storage	630	88,603

Simon Property Group, Inc.	1,068	162,475

SL Green Realty Corp.	2,128	160,409

Total		1,451,046

Real Estate Management & Development —%

Realogy Holdings Corp.(a)	1,726	65,087

Thrifts & Mortgage Finance 0.1%

People’s United Financial, Inc.	6,835	83,319

Total Financials		8,860,763

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	7

Columbia Absolute Return Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 5.7%
Biotechnology 1.3%

Alexion Pharmaceuticals, Inc.(a)	3,050	292,861

Amarin Corp. PLC, ADR(a)	7,772	96,451

Amgen, Inc.	2,950	261,960

Biogen Idec, Inc.(a)	2,456	366,165

Celgene Corp.(a)	6,236	490,087

Dynavax Technologies Corp.(a)	37,200	105,648

Gilead Sciences, Inc.(a)	6,188	464,100

Onyx Pharmaceuticals, Inc.(a)	1,200	90,564

Sarepta Therapeutics, Inc.(a)	2,100	61,593

Sunesis Pharmaceuticals, Inc.(a)	10,675	53,055

Vertex Pharmaceuticals, Inc.(a)	2,176	86,583

Total		2,369,067

Health Care Equipment & Supplies 0.8%

Baxter International, Inc.	3,734	247,452

Covidien PLC	6,703	389,511

Edwards Lifesciences Corp.(a)	3,395	294,584

Hologic, Inc.(a)	6,995	133,465

Insulet Corp.(a)	4,140	90,873

St. Jude Medical, Inc.	2,101	72,022

Zimmer Holdings, Inc.	2,108	139,065

Total		1,366,972

Health Care Providers & Services 0.6%

Aetna, Inc.	3,370	145,550

Cardinal Health, Inc.	4,445	179,800

CIGNA Corp.	6,799	355,384

Express Scripts Holding Co.(a)	4,320	232,632

McKesson Corp.	2,138	201,977

Total		1,115,343

Life Sciences Tools & Services 0.2%

Life Technologies Corp.(a)	2,975	146,816

Thermo Fisher Scientific, Inc.	3,250	206,538

Total		353,354

Pharmaceuticals 2.8%

Abbott Laboratories	11,407	741,455

Allergan, Inc.	3,320	307,930

Bristol-Myers Squibb Co.	12,645	412,606

Endo Health Solutions, Inc.(a)	5,460	156,484

GlaxoSmithKline PLC, ADR	7,455	320,639

Jazz Pharmaceuticals PLC(a)	1,750	94,290

Johnson & Johnson	13,094	913,045

Merck & Co., Inc.	13,211	585,247

Mylan, Inc.(a)	5,170	140,521

Common Stocks (continued)
Issuer	Shares	Value ($)
Novo Nordisk A/S, ADR	1,800	285,606

Pfizer, Inc.	32,900	823,158

Roche Holding AG, ADR	1,835	90,300

Watson Pharmaceuticals, Inc.(a)	1,600	140,816

Total		5,012,097

Total Health Care		10,216,833

Industrials 3.2%
Aerospace & Defense 1.1%

Boeing Co. (The)	4,770	354,316

General Dynamics Corp.	2,523	167,779

Honeywell International, Inc.	7,247	444,459

L-3 Communications Holdings, Inc.	1,975	151,779

Precision Castparts Corp.	1,585	290,673

Raytheon Co.	6,390	365,061

United Technologies Corp.	3,386	271,252

Total		2,045,319

Air Freight & Logistics 0.1%

FedEx Corp.	1,632	146,113

United Parcel Service, Inc., Class B	1,165	85,173

Total		231,286

Commercial Services & Supplies 0.3%

ADT Corp. (The)(a)	1,733	79,544

Tyco International Ltd.	9,165	260,011

Waste Connections, Inc.	2,887	95,040

Waste Management, Inc.	3,340	108,784

Total		543,379

Construction & Engineering 0.2%

Foster Wheeler AG(a)	4,595	103,204

KBR, Inc.	5,988	166,466

Total		269,670

Electrical Equipment 0.1%

Emerson Electric Co.	2,015	101,214

Rockwell Automation, Inc.	1,480	117,275

Total		218,489

Industrial Conglomerates 0.2%

General Electric Co.	16,180	341,883

Machinery 0.6%

Cummins, Inc.	850	83,436

Deere & Co.	1,055	88,673

Dover Corp.	3,960	251,816

Eaton Corp.	1,729	90,185

Illinois Tool Works, Inc.	1,430	88,045

Navistar International Corp.(a)	3,520	71,843

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2012

Columbia Absolute Return Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Parker Hannifin Corp.	2,907	238,810

Stanley Black & Decker, Inc.	1,583	113,834

Total		1,026,642

Professional Services 0.2%

Dun & Bradstreet Corp. (The)	2,091	165,565

Nielsen Holdings NV(a)	6,647	188,243

Total		353,808

Road & Rail 0.3%

JB Hunt Transport Services, Inc.	2,000	118,900

Norfolk Southern Corp.	1,754	105,907

Union Pacific Corp.	2,486	305,231

Total		530,038

Trading Companies & Distributors 0.1%

AerCap Holdings NV(a)	7,050	88,195

MRC Global, Inc.(a)	2,318	64,974

Total		153,169

Total Industrials		5,713,683

Information Technology 6.6%
Communications Equipment 0.6%

Cisco Systems, Inc.	11,155	210,941

QUALCOMM, Inc.	13,338	848,564

Total		1,059,505

Computers & Peripherals 1.2%

Apple, Inc.	1,947	1,139,540

EMC Corp.(a)	29,875	741,497

Hewlett-Packard Co.	15,620	202,904

NCR Corp.(a)	7,021	168,013

Total		2,251,954

Internet Software & Services 1.4%

Baidu, Inc., ADR(a)	3,861	371,853

eBay, Inc.(a)	8,493	448,600

Facebook, Inc., Class A(a)	15,748	440,944

Google, Inc., Class A(a)	1,124	784,968

LinkedIn Corp., Class A(a)	3,594	388,655

Total		2,435,020

IT Services 1.5%

Accenture PLC, Class A	7,131	484,337

Automatic Data Processing, Inc.	2,715	154,103

Cognizant Technology Solutions Corp., Class A(a)	4,063	273,155

International Business Machines Corp.	4,322	821,483

Mastercard, Inc., Class A	1,047	511,648

Visa, Inc., Class A	2,629	393,588

Total		2,638,314

Common Stocks (continued)
Issuer	Shares	Value ($)
Office Electronics 0.1%

Canon, Inc., ADR	1,940	68,249

Xerox Corp.	8,028	54,671

Total		122,920

Semiconductors & Semiconductor Equipment 0.8%

Analog Devices, Inc.	3,640	147,784

Avago Technologies Ltd.	3,006	105,511

Fairchild Semiconductor International, Inc.(a)	10,275	137,068

Intel Corp.	17,780	347,955

KLA-Tencor Corp.	1,145	52,063

Maxim Integrated Products, Inc.	5,285	154,269

NVIDIA Corp.	10,000	119,800

Skyworks Solutions, Inc.(a)	9,409	213,114

Texas Instruments, Inc.	4,060	119,648

Total		1,397,212

Software 1.0%

Autodesk, Inc.(a)	4,814	159,488

Check Point Software Technologies Ltd.(a)	3,118	143,958

Citrix Systems, Inc.(a)	2,315	141,585

Electronic Arts, Inc.(a)	6,889	102,026

Microsoft Corp.	28,547	759,921

Oracle Corp.	5,212	167,305

Salesforce.com, Inc.(a)	2,626	414,042

Total		1,888,325

Total Information Technology		11,793,250

Materials 0.9%
Chemicals 0.7%

Celanese Corp., Class A	2,620	107,525

Dow Chemical Co. (The)	7,283	219,874

EI du Pont de Nemours & Co.	3,830	165,226

LyondellBasell Industries NV, Class A	1,960	97,471

Mosaic Co. (The)	2,490	134,609

RPM International, Inc.	3,440	99,794

Sherwin-Williams Co. (The)	2,695	411,042

Total		1,235,541

Containers & Packaging —%

Sonoco Products Co.	2,865	86,150

Metals & Mining 0.1%

BHP Billiton Ltd., ADR	1,050	75,642

Freeport-McMoRan Copper & Gold, Inc.	4,258	166,105

Total		241,747

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	9

Columbia Absolute Return Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 0.1%

International Paper Co.	3,580	132,961

Total Materials		1,696,399

Telecommunication Services 0.7%
Diversified Telecommunication Services 0.6%

AT&T, Inc.	13,685	467,069

Verizon Communications, Inc.	12,500	551,500

Total		1,018,569

Wireless Telecommunication Services 0.1%

Sprint Nextel Corp.(a)	22,206	127,241

Vodafone Group PLC, ADR	4,800	123,840

Total		251,081

Total Telecommunication Services		1,269,650

Utilities 0.7%
Electric Utilities 0.2%

American Electric Power Co., Inc.	2,945	125,604

NextEra Energy, Inc.	1,075	73,863

Northeast Utilities	2,976	115,290

Westar Energy, Inc.	2,885	82,800

Total		397,557

Gas Utilities 0.1%

National Fuel Gas Co.	1,745	90,880

Multi-Utilities 0.4%

CMS Energy Corp.	4,375	106,881

Dominion Resources, Inc.	1,620	82,798

DTE Energy Co.	3,292	199,429

Public Service Enterprise Group, Inc.	5,560	167,301

Sempra Energy	2,090	142,998

Wisconsin Energy Corp.	2,805	105,272

Total		804,679

Total Utilities		1,293,116

Total Common Stocks
(Cost: $50,729,694)		59,773,964

Convertible Preferred Stocks 1.3%
Consumer Staples 0.1%
Food Products 0.1%

Bunge Ltd., 4.875%	1,300	132,824

Total Consumer Staples		132,824

Convertible Preferred Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.1%
Oil, Gas & Consumable Fuels 0.1%

Penn Virginia Corp., 6.000%	960	87,925

Total Energy		87,925

Financials 0.6%
Commercial Banks 0.1%

Fifth Third Bancorp, 8.500%	625	87,369

Wells Fargo & Co., 7.500%	130	160,680

Total		248,049

Diversified Financial Services 0.3%

AMG Capital Trust II, 5.150%	4,500	212,906

Bank of America Corp., 7.250%	200	222,600

Total		435,506

Real Estate Investment Trusts (REITs) 0.2%

Alexandria Real Estate Equities, Inc., 7.000%	10,000	266,250

Health Care REIT, Inc., 6.500%	2,300	129,260

Total		395,510

Total Financials		1,079,065

Industrials 0.2%
Aerospace & Defense 0.1%

United Technologies Corp., 7.500%	2,400	131,328

Airlines 0.1%

Continental Airlines Finance Trust II, 6.000%	5,500	182,187

Professional Services —%

Nielsen Holdings NV, 6.250%	2,300	121,716

Total Industrials		435,231

Information Technology 0.1%
Communications Equipment 0.1%

Lucent Technologies Capital Trust I, 7.750%	200	134,000

IT Services —%

Unisys Corp., 6.250%	1,300	69,290

Total Information Technology		203,290

Utilities 0.2%
Electric Utilities 0.2%

NextEra Energy, Inc., 5.599%	4,000	201,160

PPL Corp., 8.750%	4,000	215,200

Total		416,360

Total Utilities		416,360

Total Convertible Preferred Stocks
(Cost: $2,267,142)		2,354,695

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2012

Columbia Absolute Return Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Convertible Bonds 3.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Convertible Bonds 3.6%
Airlines 0.1%

United Continental Holdings, Inc.
06/30/21	4.500%	135,000	128,911

Automotive 0.1%

Navistar International Corp. Senior Subordinated Notes
10/15/14	3.000%	140,000	128,100

Banking 0.1%

Walter Investment Management Corp. Senior Subordinated Notes
11/01/19	4.500%	86,000	90,515

Brokerage 0.1%

Janus Capital Group, Inc. Senior Unsecured
07/15/14	3.250%	150,000	154,875

Building Materials 0.1%

Cemex SAB de CV Subordinated Notes
03/15/15	4.875%	250,000	256,250

Consumer Cyclical Services 0.1%

Live Nation Entertainment, Inc. Senior Unsecured
07/15/27	2.875%	200,000	199,250

Diversified Manufacturing 0.2%

GT Advanced Technologies, Inc. Senior Unsecured
10/01/17	3.000%	96,000	73,440

Sterlite Industries India Ltd. Senior Unsecured
10/30/14	4.000%	230,000	219,937

Total			293,377

Food and Beverage 0.1%

Chiquita Brands International, Inc. Senior Unsecured
08/15/16	4.250%	240,000	204,000

Gaming 0.1%

MGM Resorts International
04/15/15	4.250%	250,000	254,531

Health Care 0.5%

Alere, Inc. Senior Subordinated Notes
05/15/16	3.000%	140,000	131,250

Illumina, Inc. Senior Unsecured(b)
03/15/16	0.250%	195,000	186,347

Integra LifeSciences Holdings Corp.
12/15/16	1.625%	165,000	164,530

NuVasive, Inc. Senior Unsecured
07/01/17	2.750%	115,000	98,451

Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Omnicare, Inc.
12/15/35	3.250%	250,000	249,219

WebMD Health Corp. Senior Unsecured
01/31/18	2.500%	150,000	124,969

Total			954,766

Independent Energy 0.3%

Chesapeake Energy Corp.
12/15/38	2.250%	350,000	281,531

Endeavour International Corp.
07/15/16	5.500%	75,000	64,875

Goodrich Petroleum Corp. Senior Unsecured
10/01/29	5.000%	250,000	228,438

Total			574,844

Lodging 0.2%

Home Inns & Hotels Management, Inc. Senior Unsecured
12/15/15	2.000%	130,000	115,619

Morgans Hotel Group Co. Senior Subordinated Notes
10/15/14	2.375%	200,000	184,000

Total			299,619

Media Non-Cable 0.1%

Cenveo Corp.(b)
05/15/17	7.000%	150,000	125,287

Metals 0.2%

Jaguar Mining, Inc. Senior Unsecured(b)
11/01/14	4.500%	200,000	98,500

James River Coal Co. Senior Unsecured
12/01/15	4.500%	290,000	131,671

Molycorp, Inc. Senior Unsecured
06/15/16	3.250%	190,000	109,326

Total			339,497

Other Financial Institutions 0.1%

Ares Capital Corp. Senior Unsecured(b)
06/01/16	5.125%	200,000	211,474

Other Industry 0.1%

General Cable Corp.
11/15/13	0.875%	180,000	177,300

Pharmaceuticals 0.3%

Dendreon Corp. Senior Unsecured
01/15/16	2.875%	490,000	328,561

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	11

Columbia Absolute Return Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
InterMune, Inc. Senior Unsecured
09/15/18	2.500%	180,000	141,638

Savient Pharmaceuticals, Inc. Senior Unsecured
02/01/18	4.750%	215,000	39,372

Total			509,571

Railroads 0.1%

Greenbrier Companies, Inc. Senior Unsecured
04/01/18	3.500%	300,000	285,000

Retailers 0.1%

RadioShack Corp. Senior Unsecured(b)
08/01/13	2.500%	145,000	132,856

Rite Aid Corp. Senior Unsecured
05/15/15	8.500%	95,000	96,485

Total			229,341

Technology 0.3%

Alcatel-Lucent U.S.A., Inc.
06/15/25	2.875%	160,000	157,800

Ciena Corp. Senior Unsecured
06/15/17	0.875%	300,000	258,375

Digital River, Inc. Senior Unsecured
11/01/30	2.000%	150,000	142,875

Powerwave Technologies, Inc. Subordinated Notes
10/01/27	3.875%	155,000	14,725

Total			573,775

Tobacco 0.1%

Alliance One International, Inc.
07/15/14	5.500%	180,000	171,450

Vector Group Ltd. Senior Unsecured(c)
01/15/19	7.500%	90,000	98,216

Total			269,666

Transportation Services 0.1%

DryShips, Inc. Senior Unsecured
12/01/14	5.000%	250,000	194,219

Wireless 0.1%

Leap Wireless International, Inc. Senior Unsecured
07/15/14	4.500%	100,000	94,813

Total Convertible Bonds
(Cost: $6,875,151)			6,548,981

Residential Mortgage-Backed Securities — Non-Agency 0.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Castle Peak Loan Trust CMO Series 2011-1 Class 22A1(b)(d)
05/25/52	6.250%	902,982	901,401

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $899,810)			901,401

Money Market Funds 57.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.154%(e)(f)	103,404,568	103,404,568

Total Money Market Funds
(Cost: $103,404,568)		103,404,568

Total Investments
(Cost: $164,176,365)		172,983,609

Investments Sold Short (9.1)%
Issuer	Shares	Value ($)
Common Stocks (9.1)%
Consumer Discretionary (1.5)%
Auto Components (0.1)%

Autoliv, Inc.	(2,150)	(129,774)

Automobiles (0.1)%

General Motors Co.(a)	(3,850)	(99,638)

Toyota Motor Corp., ADR	(2,160)	(185,933)

Total		(285,571)

Hotels, Restaurants & Leisure (0.1)%

Ryman Hospitality Properties	(4,419)	(146,799)

Wendy’s Co. (The)	(35,646)	(166,110)

Total		(312,909)

Media (0.7)%

Discovery Communications, Inc.(a)	(3,450)	(208,415)

DreamWorks Animation SKG, Inc.(a)	(7,695)	(131,815)

Grupo Televisa SAB	(6,984)	(165,311)

Meredith Corp.	(5,878)	(183,276)

Omnicom Group, Inc.	(4,629)	(230,246)

Pearson PLC	(10,018)	(190,743)

Time Warner Cable, Inc.	(1,750)	(166,058)

Total		(1,275,864)

Multiline Retail (0.2)%

Kohl’s Corp.	(3,450)	(154,043)

Nordstrom, Inc.	(3,190)	(172,547)

Total		(326,590)

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2012

Columbia Absolute Return Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Investments Sold Short (continued)
Issuer	Shares	Value ($)
Specialty Retail (0.2)%

Guess?, Inc.	(6,985)	(180,702)

Limited Brands, Inc.	(3,510)	(183,046)

Total		(363,748)

Textiles, Apparel & Luxury Goods (0.1)%

Under Armour, Inc., Class A(a)	(2,429)	(125,895)

Total Consumer Discretionary		(2,820,351)

Consumer Staples (0.8)%
Beverages (0.1)%

Coca-Cola Co. (The)	(3,280)	(124,378)

Monster Beverage Corp.(a)	(1,950)	(101,497)

Total		(225,875)

Food & Staples Retailing (0.1)%

Sysco Corp.	(5,983)	(189,362)

Food Products (0.2)%

General Mills, Inc.	(4,614)	(189,128)

McCormick & Co., Inc.	(2,720)	(175,603)

Total		(364,731)

Household Products (0.3)%

Church & Dwight Co., Inc.	(4,180)	(226,347)

Clorox Co. (The)	(2,980)	(227,523)

Total		(453,870)

Tobacco (0.1)%

Reynolds American, Inc.	(4,751)	(207,714)

Total Consumer Staples		(1,441,552)

Energy (0.2)%
Energy Equipment & Services (0.2)%

Core Laboratories NV	(1,622)	(167,358)

Tidewater, Inc.	(3,313)	(148,621)

Total		(315,979)

Total Energy		(315,979)

Financials (1.7)%
Capital Markets (0.2)%

Morgan Stanley	(10,476)	(176,730)

Northern Trust Corp.	(5,562)	(267,087)

Total		(443,817)

Commercial Banks (0.3)%

KeyCorp	(16,358)	(132,173)

M&T Bank Corp.	(2,596)	(253,707)

Westamerica Bancorporation	(3,785)	(161,089)

Total		(546,969)

Insurance (0.4)%

Chubb Corp. (The)	(2,290)	(176,307)

Progressive Corp. (The)	(6,050)	(128,563)

Investments Sold Short (continued)
Issuer	Shares	Value ($)
WR Berkley Corp.	(4,535)	(180,266)

XL Group PLC	(7,100)	(172,743)

Total		(657,879)

Real Estate Investment Trusts (REITs) (0.8)%

Ashford Hospitality Trust, Inc.	(10,250)	(92,762)

BRE Properties, Inc.	(2,681)	(130,431)

DCT Industrial Trust, Inc.	(21,525)	(134,531)

Health Care REIT, Inc.	(2,225)	(131,030)

Healthcare Realty Trust, Inc.	(8,522)	(203,250)

Parkway Properties, Inc.	(15,880)	(213,427)

Regency Centers Corp.	(3,442)	(161,258)

UDR, Inc.	(6,450)	(148,415)

Washington Real Estate Investment Trust	(6,312)	(163,607)

Total		(1,378,711)

Total Financials		(3,027,376)

Health Care (1.6)%
Biotechnology (0.3)%

Cubist Pharmaceuticals, Inc.(a)	(2,075)	(84,266)

Immunogen, Inc.	(12,508)	(158,727)

Incyte Corp., Ltd.	(6,389)	(112,446)

Isis Pharmaceuticals, Inc.	(8,400)	(77,280)

Pharmacyclics, Inc.(a)	(1,420)	(75,331)

Theravance, Inc.	(4,724)	(106,195)

Total		(614,245)

Health Care Equipment & Supplies (0.3)%

Becton Dickinson and Co.	(2,012)	(154,260)

CR Bard, Inc.	(2,010)	(199,010)

Stryker Corp.	(3,528)	(191,077)

Total		(544,347)

Health Care Providers & Services (0.3)%

Laboratory Corp. of America Holdings(a)	(2,723)	(230,339)

LifePoint Hospitals, Inc.(a)	(4,930)	(177,381)

UnitedHealth Group, Inc.	(2,360)	(128,360)

Total		(536,080)

Life Sciences Tools & Services (0.2)%

Mettler-Toledo International, Inc.(a)	(551)	(103,087)

QIAGEN NV	(10,280)	(190,180)

Total		(293,267)

Pharmaceuticals (0.5)%

Bristol-Myers Squibb Co.	(6,195)	(202,143)

Elan Corp. PLC(a)	(8,175)	(81,586)

Eli Lilly & Co.	(4,235)	(207,684)

GlaxoSmithKline PLC	(4,750)	(204,298)

Novartis AG	(3,313)	(205,572)

Total		(901,283)

Total Health Care		(2,889,222)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	13

Columbia Absolute Return Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Investments Sold Short (continued)
Issuer	Shares	Value ($)
Industrials (1.3)%
Aerospace & Defense (0.1)%

Lockheed Martin Corp.	(1,500)	(139,950)

Textron, Inc.	(4,024)	(94,524)

Total		(234,474)

Air Freight & Logistics (0.1)%

Expeditors International of Washington, Inc.	(4,025)	(150,615)

Building Products (0.2)%

Armstrong World Industries, Inc.	(3,730)	(188,403)

Masco Corp.	(11,718)	(198,737)

Total		(387,140)

Commercial Services & Supplies (0.2)%

Cintas Corp.	(4,182)	(173,302)

Waste Management, Inc.	(4,160)	(135,491)

Total		(308,793)

Construction & Engineering (0.2)%

Jacobs Engineering Group, Inc.(a)	(4,677)	(191,476)

Quanta Services, Inc.(a)	(9,831)	(254,230)

Total		(445,706)

Machinery (0.3)%

AGCO Corp.(a)	(4,535)	(209,290)

Deere & Co.	(1,200)	(100,860)

PACCAR, Inc.	(4,688)	(205,991)

Total		(516,141)

Road & Rail (0.1)%

Kansas City Southern	(2,286)	(178,651)

Trading Companies & Distributors (0.1)%

Fastenal Co.	(2,590)	(108,288)

Total Industrials		(2,329,808)

Information Technology (1.5)%
Communications Equipment —%

Telefonaktiebolaget LM Ericsson	(9,052)	(84,998)

Computers & Peripherals (0.2)%

Hewlett-Packard Co.	(11,379)	(147,813)

Lexmark International, Inc.	(6,817)	(165,858)

Total		(313,671)

Internet Software & Services (0.1)%

Akamai Technologies, Inc.(a)	(3,786)	(138,643)

IT Services (0.3)%

Computer Sciences Corp.	(7,344)	(279,513)

Paychex, Inc.	(6,579)	(214,081)

Saic, Inc.	(10,650)	(122,794)

Total		(616,388)

Investments Sold Short (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment (0.5)%

International Rectifier Corp.(a)	(9,920)	(169,434)

Microchip Technology, Inc.	(5,852)	(178,018)

Teradyne, Inc.(a)	(12,330)	(192,841)

Texas Instruments, Inc.	(5,675)	(167,242)

Triquint Semiconductor, Inc.(a)	(28,325)	(143,324)

Total		(850,859)

Software (0.4)%

Adobe Systems, Inc.(a)	(6,131)	(212,194)

ANSYS, Inc.(a)	(3,109)	(206,220)

Concur Technologies, Inc.(a)	(1,675)	(110,064)

SAP AG, ADR	(2,723)	(212,367)

Total		(740,845)

Total Information Technology		(2,745,404)

Materials (0.3)%
Chemicals —%

Praxair, Inc.	(823)	(88,234)

Construction Materials (0.1)%

Martin Marietta Materials, Inc.	(1,659)	(149,310)

Metals & Mining (0.1)%

Alcoa, Inc.	(13,846)	(116,445)

Paper & Forest Products (0.1)%

MeadWestvaco Corp.	(6,431)	(198,782)

Total Materials		(552,771)

Utilities (0.2)%
Electric Utilities (0.1)%

Southern Co. (The)	(2,969)	(129,300)

Multi-Utilities (0.1)%

Consolidated Edison, Inc.	(2,003)	(111,747)

Integrys Energy Group, Inc.	(2,167)	(115,220)

Total		(226,967)

Total Utilities		(356,267)

Total Common Stocks
(Proceeds: $15,757,493)		(16,478,730)

Total Investments Sold Short
(Proceeds: $15,757,493)		(16,478,730)

Total Investments, Net of Investments Sold Short		156,504,879

Other Assets & Liabilities, Net		23,587,508

Net Assets		180,092,387

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2012

Columbia Absolute Return Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Investments in Derivatives

Futures Contracts Outstanding at November 30, 2012

At November 30, 2012, $8,281,205 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
3-Month Euro Euribor	(73)	(23,687,582)	June 2013	1,648	—

3-Month Euro Swiss Franc	(130)	(35,084,709)	June 2013	—	(3,830)

90-Day Eurodollar	(464)	(115,611,400)	June 2013	—	(17,075)

90-Day Sterling	(362)	(72,084,086)	June 2013	6,952	—

Australian Treasury Bond, 10-year	145	14,666,121	December 2012	—	(137,153)

CAC 40 10 Euro	9	415,643	December 2012	9,460	—

Canadian Government Bond, 10-year	(139)	(19,129,904)	March 2013	—	(79,604)

CBOE VIX Index	13	202,150	December 2012	—	(670)

CBOE VIX Index	(24)	(411,600)	January 2013	11,188	—

CBOE VIX Index	(38)	(699,200)	February 2013	10,451	—

DAX Index	22	5,306,832	December 2012	139,410	—

E-Mini S&P 500 Index	(647)	(45,755,840)	December 2012	296,035	—

Euro-Bund, 10-year	(36)	(6,765,933)	March 2013	5,090	—

EURO STOXX 50	222	7,446,147	December 2012	184,631	—

FTSE 100 Index	(96)	(9,033,823)	December 2012	—	(165,354)

FTSE MIB Index	46	4,727,996	December 2012	108,953	—

IBEX-35 Index	44	4,526,380	December 2012	136,269	—

Japanese Government Bond, 10-year	26	45,688,846	December 2012	162,152	—

OMXS 30 Index	236	3,852,135	December 2012	115,252	—

SPI 200 Index	98	11,546,594	December 2012	252,368	—

S&P 500 Index	27	9,547,200	December 2012	31,692	—

S&P/TSE 60 Index	(64)	(9,044,466)	December 2012	86,659	—

TOPIX Index	12	1,136,896	December 2012	70,763	—

United Kingdom Long GILT, 10-year	100	19,121,669	March 2013	128,078	—

U.S. Long Bond, 20-year	(4)	(600,250)	March 2013	—	(1,382)

Total				1,757,051	(405,068)

Interest Rate Swap Contracts Outstanding at November 30, 2012

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	3-Month NZD-BBR	Pay	4.4450	March 2, 2022	NZD	6,100,000	358,816	—

Citibank London	3-Month NZD BKBM	Pay	3.7700	August 31, 2022	NZD	10,000,000	160,310	—

JPMorgan Chase Bank	6-Month CHF LIBOR-BBA	Receive	0.9400	October 26, 2022	CHF	32,500,000	—	(151,983)

Citibank	3-Month SEK STIBOR-SIDE	Pay	2.0900	October 26, 2022	SEK	89,200,000	45,102	—

Total							564,228	(151,983)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	15

Columbia Absolute Return Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at November 30, 2012

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets Inc.	December 10, 2012	12,767,000 (EUR	)	16,455,035 (USD	)	—	(150,222)
Citigroup Global Markets Inc.	December 10, 2012	543,943,000 (JPY	)	6,707,231 (USD	)	108,277	—
Citigroup Global Markets Inc.	December 10, 2012	16,400,476 (USD	)	94,106,000 (NOK	)	209,213	—
HSBC Securities (USA), Inc.	December 10, 2012	6,558,784 (USD	)	8,060,000 (NZD	)	55,382	—
Standard Chartered Bank	December 10, 2012	9,224,000 (CHF	)	9,821,334 (USD	)	—	(133,232)
Standard Chartered Bank	December 10, 2012	6,617,086 (USD	)	6,418,000 (AUD	)	77,526	—
Standard Chartered Bank	December 10, 2012	3,250,907 (USD	)	3,115,000 (AUD	)	—	(1,653)
Citibank	January 11, 2013	986,502 (AUD	)	1,023,614 (USD	)	—	(3,433)
Citibank	January 11, 2013	2,827,025 (CAD	)	2,842,888 (USD	)	—	(1,287)
Citibank	January 11, 2013	6,088,569 (NOK	)	1,070,480 (USD	)	—	(2,843)
Citigroup Global Markets Inc.	January 11, 2013	13,176,584 (AUD	)	13,688,594 (USD	)	—	(20,616)
Citigroup Global Markets Inc.	January 11, 2013	2,018,743 (CAD	)	2,019,290 (USD	)	—	(11,324)
Citigroup Global Markets Inc.	January 11, 2013	3,219,651 (CHF	)	3,405,885 (USD	)	—	(70,532)
Citigroup Global Markets Inc.	January 11, 2013	14,400,000 (EUR	)	18,305,856 (USD	)	—	(429,866)
Citigroup Global Markets Inc.	January 11, 2013	3,109,558 (GBP	)	4,937,669 (USD	)	—	(43,979)
Citigroup Global Markets Inc.	January 11, 2013	943,342,227 (JPY	)	11,880,796 (USD	)	432,186	—
Citigroup Global Markets Inc.	January 11, 2013	81,462,034 (NOK	)	14,103,966 (USD	)	—	(256,562)
Citigroup Global Markets Inc.	January 11, 2013	8,322,498 (NZD	)	6,798,178 (USD	)	—	(16,660)
Citigroup Global Markets Inc.	January 11, 2013	16,860,642 (SEK	)	2,480,541 (USD	)	—	(51,115)
Citigroup Global Markets Inc.	January 11, 2013	9,470,311 (SGD	)	7,746,741 (USD	)	—	(11,930)
Citigroup Global Markets Inc.	January 11, 2013	360,061 (USD	)	345,847 (AUD	)	—	(234)
Citigroup Global Markets Inc.	January 11, 2013	13,743,179 (USD	)	13,774,047 (CAD	)	111,865	—
Citigroup Global Markets Inc.	January 11, 2013	1,432,751 (USD	)	1,424,126 (CAD	)	—	(251)
Citigroup Global Markets Inc.	January 11, 2013	3,355,910 (USD	)	3,145,192 (CHF	)	40,087	—
Citigroup Global Markets Inc.	January 11, 2013	11,480,723 (USD	)	67,300,000 (DKK	)	262,046	—
Citigroup Global Markets Inc.	January 11, 2013	7,812,437 (USD	)	6,093,735 (EUR	)	115,955	—
Citigroup Global Markets Inc.	January 11, 2013	20,170,670 (USD	)	12,686,766 (GBP	)	154,100	—
Citigroup Global Markets Inc.	January 11, 2013	2,754,776 (USD	)	225,069,038 (JPY	)	—	(23,288)
Citigroup Global Markets Inc.	January 11, 2013	153,557 (USD	)	873,350 (NOK	)	447	—
Citigroup Global Markets Inc.	January 11, 2013	340,659 (USD	)	1,931,027 (NOK	)	—	(248)
Citigroup Global Markets Inc.	January 11, 2013	109,146 (USD	)	133,528 (NZD	)	193	—
Citigroup Global Markets Inc.	January 11, 2013	9,254,038 (USD	)	62,667,308 (SEK	)	154,666	—
Citigroup Global Markets Inc.	January 11, 2013	356,854 (USD	)	2,369,152 (SEK	)	—	(1,163)
Citigroup Global Markets Inc.	January 11, 2013	6,325,991 (USD	)	7,733,798 (SGD	)	10,020	—
HSBC Securities (USA), Inc.	January 11, 2013	4,600,000 (AUD	)	4,778,692 (USD	)	—	(7,250)
HSBC Securities (USA), Inc.	January 11, 2013	674,577 (CAD	)	671,622 (USD	)	—	(6,922)
HSBC Securities (USA), Inc.	January 11, 2013	288,603 (CHF	)	304,565 (USD	)	—	(7,054)
HSBC Securities (USA), Inc.	January 11, 2013	8,011,083 (EUR	)	10,182,595 (USD	)	—	(240,560)
HSBC Securities (USA), Inc.	January 11, 2013	67,300,000 (DKK	)	11,474,890 (USD	)	—	(267,880)
HSBC Securities (USA), Inc.	January 11, 2013	5,439,652 (GBP	)	8,632,211 (USD	)	—	(82,351)
HSBC Securities (USA), Inc.	January 11, 2013	661,100,000 (JPY	)	8,332,336 (USD	)	309,080	—
HSBC Securities (USA), Inc.	January 11, 2013	27,507,188 (SGD	)	22,501,044 (USD	)	—	(34,564)
HSBC Securities (USA), Inc.	January 11, 2013	7,991,234 (USD	)	7,694,059 (AUD	)	13,835	—
HSBC Securities (USA), Inc.	January 11, 2013	1,681,868 (USD	)	1,682,747 (CAD	)	10,774	—
HSBC Securities (USA), Inc.	January 11, 2013	2,985,491 (USD	)	2,804,052 (CHF	)	42,183	—
HSBC Securities (USA), Inc.	January 11, 2013	5,424,421 (USD	)	4,240,983 (EUR	)	93,488	—
HSBC Securities (USA), Inc.	January 11, 2013	8,204,114 (USD	)	5,154,481 (GBP	)	53,591	—
HSBC Securities (USA), Inc.	January 11, 2013	789,993 (USD	)	63,244,113 (JPY	)	—	(22,484)
HSBC Securities (USA), Inc.	January 11, 2013	7,471,445 (USD	)	43,119,841 (NOK	)	129,931	—
HSBC Securities (USA), Inc.	January 11, 2013	15,577,119 (USD	)	18,960,614 (NZD	)	49,238	—
HSBC Securities (USA), Inc.	January 11, 2013	1,815,868 (USD	)	12,337,578 (SEK	)	36,423	—
HSBC Securities (USA), Inc.	January 11, 2013	9,999,689 (USD	)	12,227,439 (SGD	)	17,793	—
HSBC Securities (USA), Inc.	January 11, 2013	4,998,795 (USD	)	6,100,000 (SGD	)	—	(1,294)
Wells Fargo Bank	January 11, 2013	85,874 (AUD	)	89,174 (USD	)	—	(172)
Wells Fargo Bank	January 11, 2013	725,369 (CHF	)	766,216 (USD	)	—	(17,001)
Wells Fargo Bank	January 11, 2013	1,366,167 (GBP	)	2,165,552 (USD	)	—	(23,107)
Wells Fargo Bank	January 11, 2013	62,105,014 (JPY	)	782,869 (USD	)	29,149	—
Wells Fargo Bank	January 11, 2013	10,307,600 (SEK	)	1,517,403 (USD	)	—	(30,118)
Wells Fargo Bank	January 11, 2013	504,229 (USD	)	505,827 (CAD	)	4,573	—
Wells Fargo Bank	January 11, 2013	1,281,226 (USD	)	1,213,500 (CHF	)	29,051	—
Wells Fargo Bank	January 11, 2013	2,509,662 (USD	)	1,974,052 (EUR	)	58,761	—
Wells Fargo Bank	January 11, 2013	881,875 (USD	)	555,440 (GBP	)	7,964	—

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2012

Columbia Absolute Return Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at November 30, 2012 (continued)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Wells Fargo Bank	January 11, 2013	31,771 (USD	)	183,566 (NOK	)	589	—
Wells Fargo Bank	January 11, 2013	737,925 (USD	)	903,977 (NZD	)	2,292	—
Wells Fargo Bank	January 11, 2013	141,424 (USD	)	172,837 (SGD	)	175	—

Total						2,620,853	(1,971,195)

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, the value of these securities amounted to $1,655,865 or 0.92% of net assets.

(c)	Variable rate security. The interest rate shown reflects the rate as of November 30, 2012.

(d)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)	The rate shown is the seven-day current annualized yield at November 30, 2012.

(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	82,132,097	100,038,642	(78,766,171)	103,404,568	72,842	103,404,568

Abbreviation Legend

ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	17

Columbia Absolute Return Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Fair Value Measurements (continued)

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	8,848,429	—	—	8,848,429

Consumer Staples	5,682,386	—	—	5,682,386

Energy	4,399,455	—	—	4,399,455

Financials	8,860,763	—	—	8,860,763

Health Care	10,216,833	—	—	10,216,833

Industrials	5,713,683	—	—	5,713,683

Information Technology	11,793,250	—	—	11,793,250

Materials	1,696,399	—	—	1,696,399

Telecommunication Services	1,269,650	—	—	1,269,650

Utilities	1,293,116	—	—	1,293,116

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2012

Columbia Absolute Return Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Common Stocks — Investments Sold Short

Consumer Discretionary	(2,820,351)	—	—	(2,820,351)

Consumer Staples	(1,441,552)	—	—	(1,441,552)

Energy	(315,979)	—	—	(315,979)

Financials	(3,027,376)	—	—	(3,027,376)

Health Care	(2,889,222)	—	—	(2,889,222)

Industrials	(2,329,808)	—	—	(2,329,808)

Information Technology	(2,745,404)	—	—	(2,745,404)

Materials	(552,771)	—	—	(552,771)

Utilities	(356,267)	—	—	(356,267)

Convertible Preferred Stocks

Consumer Staples	—	132,824	—	132,824

Energy	—	87,925	—	87,925

Financials	599,909	479,156	—	1,079,065

Industrials	131,328	303,903	—	435,231

Information Technology	69,290	134,000	—	203,290

Utilities	215,200	201,160	—	416,360

Total Equity Securities	44,310,961	1,338,968	—	45,649,929

Bonds

Convertible Bonds	—	6,548,981	—	6,548,981

Residential Mortgage-Backed Securities — Non-Agency	—	—	901,401	901,401

Total Bonds	—	6,548,981	901,401	7,450,382

Other

Money Market Funds	103,404,568	—	—	103,404,568

Total Other	103,404,568	—	—	103,404,568

Investments in Securities	147,715,529	7,887,949	901,401	156,504,879

Derivatives

Assets

Futures Contracts	1,757,051	—	—	1,757,051

Swap Contracts	—	564,228	—	564,228

Forward Foreign Currency Exchange Contracts	—	2,620,853	—	2,620,853

Liabilities

Futures Contracts	(405,068)	—	—	(405,068)

Swap Contracts	—	(151,983)	—	(151,983)

Forward Foreign Currency Exchange Contracts	—	(1,971,195)	—	(1,971,195)

Total	149,067,512	8,949,852	901,401	158,918,765

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	19

Columbia Absolute Return Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Fair Value Measurements (continued)

Financial assets were transferred from Level 1 to Level 2 as the market for these assets was deemed not to be active and fair values were consequently obtained using the observable market inputs rather than quoted prices for identical assets as of period end, November 30, 2012.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	546,556	546,556	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Residential Mortgage-Backed Securities — Non-Agency ($)
Balance as of May 31, 2012	1,998,521

Accrued discounts/premiums	—

Realized gain (loss)	3,861

Change in unrealized appreciation (depreciation)(a)	1,561

Sales	(1,102,542)

Purchases	—

Transfers into Level 3	—

Transfers out of Level 3	—

Balance as of November 30, 2012	901,401

(a)	Change in unrealized appreciation (depreciation) relating to securities held at November 30, 2012 was $1,567.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Residential Mortgage Backed Securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2012

Columbia Absolute Return Multi-Strategy Fund

Statement of Assets and Liabilities

November 30, 2012 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $60,771,797)	$69,579,041

Affiliated issuers (identified cost $103,404,568)	103,404,568

Total investments (identified cost $164,176,365)	172,983,609

Foreign currency (identified cost $330)	314

Cash collateral held at broker	14,172,522

Margin deposits on futures contracts	8,281,205

Unrealized appreciation on forward foreign currency exchange contracts	2,620,853

Unrealized appreciation on swap contracts	564,228

Receivable for:

Investments sold	810,135

Capital shares sold	109,854

Dividends	155,639

Interest	23,544

Reclaims	108

Variation margin on futures contracts	117,351

Expense reimbursement due from Investment Manager	1,028

Prepaid expenses	2,763

Total assets	199,843,153

Liabilities

Securities sold short, at value (proceeds $15,757,493)	16,478,730

Disbursements in excess of cash	12,829

Unrealized depreciation on forward foreign currency exchange contracts	1,971,195

Unrealized depreciation on swap contracts	151,983

Payable for:

Investments purchased	736,822

Capital shares purchased	194,476

Dividends and interest on securities sold short	72,609

Investment management fees	4,035

Distribution and/or service fees	517

Transfer agent fees	19,384

Administration fees	394

Compensation of board members	6,142

Other expenses	101,650

Total liabilities	19,750,766

Net assets applicable to outstanding capital stock	$180,092,387

Represented by

Paid-in capital	$179,249,175

Undistributed net investment income	654,687

Accumulated net realized loss	(10,366,508)

Unrealized appreciation (depreciation) on:

Investments	8,807,244

Foreign currency translations	55,140

Forward foreign currency exchange contracts	649,658

Futures contracts	1,351,983

Securities sold short	(721,237)

Swap contracts	412,245

Total — representing net assets applicable to outstanding capital stock	$180,092,387

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	21

Columbia Absolute Return Multi-Strategy Fund

Statement of Assets and Liabilities (continued)

November 30, 2012 (Unaudited)

Class A

Net assets	$36,159,073

Shares outstanding	3,629,009

Net asset value per share	$9.96

Maximum offering price per share(a)	$10.27

Class B

Net assets	$128,045

Shares outstanding	13,010

Net asset value per share	$9.84

Class C

Net assets	$4,281,041

Shares outstanding	434,642

Net asset value per share	$9.85

Class I

Net assets	$116,894,442

Shares outstanding	11,664,037

Net asset value per share	$10.02

Class R

Net assets	$2,481

Shares outstanding	250

Net asset value per share(b)	$9.93

Class R5

Net assets	$2,522

Shares outstanding	251

Net asset value per share	$10.05

Class W

Net assets	$21,815,443

Shares outstanding	2,190,412

Net asset value per share	$9.96

Class Z

Net assets	$809,340

Shares outstanding	80,908

Net asset value per share	$10.00

(a)	The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.00%.

(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2012

Columbia Absolute Return Multi-Strategy Fund

Statement of Operations

Six Months Ended November 30, 2012 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$816,622
Dividends — affiliated issuers	72,842
Interest	289,890
Foreign taxes withheld	(2,172)

Total income	1,177,182

Expenses:
Investment management fees	726,468
Distribution and/or service fees
Class A	51,709
Class B	682
Class C	24,542
Class R	6
Class W	24,784
Transfer agent fees
Class A	77,318
Class B	251
Class C	9,233
Class R	5
Class W	37,539
Class Z	1,783
Administration fees	70,875
Compensation of board members	6,134
Custodian fees	69,223
Printing and postage fees	33,500
Registration fees	54,057
Professional fees	20,552
Dividends and interest on securities sold short	291,723
Other	5,341

Total expenses	1,505,725
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(195,135)

Total net expenses	1,310,590

Net investment loss	(133,408)

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	1,150,040
Foreign currency translations	(147,526)
Forward foreign currency exchange contracts	(45,877)
Futures contracts	(2,309,994)
Swap contracts	383,535

Net realized loss	(969,822)
Net change in unrealized appreciation (depreciation) on:
Investments	3,742,046
Foreign currency translations	96,212
Forward foreign currency exchange contracts	674,895
Futures contracts	(2,223,213)
Securities sold short	(596,975)
Swap contracts	(311,741)

Net change in unrealized appreciation (depreciation)	1,381,224

Net realized and unrealized gain	411,402

Net increase in net assets resulting from operations	$277,994

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	23

Columbia Absolute Return Multi-Strategy Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012
Operations

Net investment loss	$(133,408)	$(196,927)

Net realized loss	(969,822)	(8,394,926)

Net change in unrealized appreciation (depreciation)	1,381,224	8,880,182

Net increase in net assets resulting from operations	277,994	288,329

Distributions to shareholders:

Net realized gains

Class A	—	(11,276)

Class B	—	(41)

Class C	—	(1,290)

Class I	—	(30,161)

Class R	—	(1)

Class W	—	(7,883)

Class Z	—	(356)

Total distributions to shareholders	—	(51,008)

Increase (decrease) in net assets from capital stock activity	418,720	106,963,529

Total increase in net assets	696,714	107,200,850

Net assets at beginning of period	179,395,673	72,194,823

Net assets at end of period	$180,092,387	$179,395,673

Undistributed net investment income	$654,687	$788,095

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2012

Columbia Absolute Return Multi-Strategy Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2012(a) (Unaudited)		Year Ended May 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(b)	277,083	2,749,805	4,722,036	46,967,196

Distributions reinvested	—	—	946	9,372

Redemptions	(1,233,535)	(12,249,078)	(1,269,374)	(12,665,672)

Net increase (decrease)	(956,452)	(9,499,273)	3,453,608	34,310,896

Class B shares

Subscriptions	805	7,890	19,045	188,960

Distributions reinvested	—	—	4	35

Redemptions(b)	(5,118)	(50,406)	(7,921)	(78,510)

Net increase (decrease)	(4,313)	(42,516)	11,128	110,485

Class C shares

Subscriptions	14,921	146,757	449,782	4,464,921

Distributions reinvested	—	—	122	1,205

Redemptions	(105,978)	(1,041,567)	(59,473)	(590,338)

Net increase (decrease)	(91,057)	(894,810)	390,431	3,875,788

Class I shares

Subscriptions	1,018,126	10,152,803	13,426,215	133,751,642

Distributions reinvested	—	—	3,037	30,160

Redemptions	(225,781)	(2,248,492)	(8,474,511)	(84,521,357)

Net increase	792,345	7,904,311	4,954,741	49,260,445

Class R5 shares

Subscriptions	251	2,500	—	—

Net increase	251	2,500	—	—

Class W shares

Subscriptions	499,906	4,963,384	5,873,197	58,463,704

Distributions reinvested	—	—	795	7,883

Redemptions	(178,723)	(1,774,346)	(4,005,013)	(39,747,861)

Net increase	321,183	3,189,038	1,868,979	18,723,726

Class Z shares

Subscriptions	14,571	145,152	127,184	1,265,223

Distributions reinvested	—	—	33	332

Redemptions	(38,719)	(385,682)	(58,391)	(583,366)

Net increase (decrease)	(24,148)	(240,530)	68,826	682,189

Total net increase	37,809	418,720	10,747,713	106,963,529

(a)	Class R5 shares are for the period from November 8, 2012 (commencement of operations) to November 30, 2012.

(b)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	25

Columbia Absolute Return Multi-Strategy Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended November 30, 2012		Year Ended May 31,
Class A	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$9.96		$9.98		$10.00

Income from investment operations:

Net investment loss	(0.02)		(0.03)		(0.01)

Net realized and unrealized gain (loss)	0.02		0.00	(b)	(0.01	)(c)

Increase from payments by affiliate	—		0.01		—

Total from investment operations	—		(0.02)		(0.02)

Less distributions to shareholders:

Net realized gains	—		(0.00	)(b)	—

Total distributions to shareholders	—		(0.00	)(b)	—

Net asset value, end of period	$9.96		$9.96		$9.98

Total return	0.00	%(d)	(0.17	%)(e)	(0.20%)

Ratios to average net assets(f)(g)

Total gross expenses	2.05	%(h)(i)	1.99	%(i)	3.83	%(h)(i)

Total net expenses(j)	1.70	%(h)(i)	1.65	%(i)	1.57	%(h)(i)

Net investment loss	(0.38	%)(h)	(0.26%)		(0.67	%)(h)

Supplemental data

Net assets, end of period (in thousands)	$36,159		$45,673		$11,301

Portfolio turnover	32%		132%		16%

Notes to Financial Highlights

(a)	For the period from March 31, 2011 (commencement of operations) to May 31, 2011.

(b)	Rounds to less than $0.01.

(c)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)	Rounds to less than 0.01%.

(e)	The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.13%.

(f)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(g)	Certain line items from prior years have been reclassified to conform to the current presentation.

(h)	Annualized.

(i)	Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.32% for the six months ended November 30, 2012 and 0.27% and 0.20% for the years ended May 31, 2012 and 2011, respectively.

(j)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

26	Semiannual Report 2012

Columbia Absolute Return Multi-Strategy Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,
Class B	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$9.88		$9.97		$10.00

Income from investment operations:

Net investment loss	(0.06)		(0.10)		(0.02)

Net realized and unrealized gain (loss)	0.02		0.00	(b)	(0.01	)(c)

Increase from payments by affiliate	—		0.01		—

Total from investment operations	(0.04)		(0.09)		(0.03)

Less distributions to shareholders:

Net realized gains	—		(0.00	)(b)	—

Total distributions to shareholders	—		(0.00	)(b)	—

Net asset value, end of period	$9.84		$9.88		$9.97

Total return	(0.40%)		(0.88	%)(d)	(0.30%)

Ratios to average net assets(e)(f)

Total gross expenses	2.80	%(g)(h)	2.75	%(h)	4.21	%(g)(h)

Total net expenses(i)	2.45	%(g)(h)	2.40	%(h)	2.32	%(g)(h)

Net investment loss	(1.12	%)(g)	(1.03%)		(1.41	%)(g)

Supplemental data

Net assets, end of period (in thousands)	$128		$171		$62

Portfolio turnover	32%		132%		16%

Notes to Financial Highlights

(a)	For the period from March 31, 2011 (commencement of operations) to May 31, 2011.

(b)	Rounds to less than $0.01.

(c)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)	The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.13%.

(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Certain line items from prior years have been reclassified to conform to the current presentation.

(g)	Annualized.

(h)	Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.32% for the six months ended November 30, 2012 and 0.27% and 0.19% for the years ended May 31, 2012 and 2011, respectively.

(i)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	27

Columbia Absolute Return Multi-Strategy Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,
Class C	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$9.88		$9.98		$10.00

Income from investment operations:

Net investment loss	(0.06)		(0.10)		(0.02)

Net realized and unrealized gain (loss)	0.03		(0.01	)(b)	(0.00	)(b)(c)

Increase from payments by affiliate	—		0.01		—

Total from investment operations	(0.03)		(0.10)		(0.02)

Less distributions to shareholders:

Net realized gains	—		(0.00	)(c)	—

Total distributions to shareholders	—		(0.00	)(c)	—

Net asset value, end of period	$9.85		$9.88		$9.98

Total return	(0.30%)		(0.98	%)(d)	(0.20%)

Ratios to average net assets(e)(f)

Total gross expenses	2.80	%(g)(h)	2.74	%(h)	4.81	%(g)(h)

Total net expenses(i)	2.45	%(g)(h)	2.40	%(h)	2.35	%(g)(h)

Net investment loss	(1.13	%)(g)	(1.01%)		(1.41	%)(g)

Supplemental data

Net assets, end of period (in thousands)	$4,281		$5,196		$1,350

Portfolio turnover	32%		132%		16%

Notes to Financial Highlights

(a)	For the period from March 31, 2011 (commencement of operations) to May 31, 2011.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	Rounds to less than $0.01.

(d)	The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.13%.

(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Certain line items from prior years have been reclassified to conform to the current presentation.

(g)	Annualized.

(h)	Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.32% for the six months ended November 30, 2012 and 0.27% and 0.23% for the years ended May 31, 2012 and 2011, respectively.

(i)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

28	Semiannual Report 2012

Columbia Absolute Return Multi-Strategy Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,
Class I	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$10.00		$9.99		$10.00

Income from investment operations:

Net investment income (loss)	0.00	(b)	0.00	(b)	(0.01)

Net realized and unrealized gain (loss)	0.02		0.00	(b)	(0.00	)(b)(c)

Increase from payments by affiliate	—		0.01		—

Total from investment operations	0.02		0.01		(0.01)

Less distributions to shareholders:

Net realized gains	—		(0.00	)(b)	—

Total distributions to shareholders	—		(0.00	)(b)	—

Net asset value, end of period	$10.02		$10.00		$9.99

Total return	0.20%		0.13	%(d)	(0.10%)

Ratios to average net assets(e)(f)

Total gross expenses	1.44	%(g)(h)	1.38	%(h)	2.92	%(g)(h)

Total net expenses(i)	1.30	%(g)(h)	1.32	%(h)	1.22	%(g)(h)

Net investment income (loss)	0.02	%(g)	0.01%		(0.37	%)(g)

Supplemental data

Net assets, end of period (in thousands)	$116,894		$108,694		$59,115

Portfolio turnover	32%		132%		16%

Notes to Financial Highlights

(a)	For the period from March 31, 2011 (commencement of operations) to May 31, 2011.

(b)	Rounds to less than $0.01.

(c)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)	The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.13%.

(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Certain line items from prior years have been reclassified to conform to the current presentation.

(g)	Annualized.

(h)	Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.33% for the six months ended November 30, 2012 and 0.26% and 0.16% for the years ended May 31, 2012 and 2011, respectively.

(i)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	29

Columbia Absolute Return Multi-Strategy Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,
Class R	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$9.93		$9.98		$10.00

Income from investment operations:

Net investment loss	(0.03)		(0.06)		(0.02)

Net realized and unrealized gain (loss)	0.03		0.00	(b)	(0.00	)(b)(c)

Increase from payments by affiliate	—		0.01		—

Total from investment operations	—		(0.05)		(0.02)

Less distributions to shareholders:

Net realized gains	—		(0.00	)(b)	—

Total distributions to shareholders	—		(0.00	)(b)	—

Net asset value, end of period	$9.93		$9.93		$9.98

Total return	0.00	%(d)	(0.47	%)(e)	(0.20%)

Ratios to average net assets(f)(g)

Total gross expenses	2.30	%(h)(i)	2.28	%(i)	3.32	%(h)(i)

Total net expenses(j)	1.93	%(h)(i)	1.86	%(i)	1.75	%(h)(i)

Net investment loss	(0.61	%)(h)	(0.59%)		(0.98	%)(h)

Supplemental data

Net assets, end of period (in thousands)	$2		$2		$2

Portfolio turnover	32%		132%		16%

Notes to Financial Highlights

(a)	For the period from March 31, 2011 (commencement of operations) to May 31, 2011.

(b)	Rounds to less than $0.01.

(c)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)	Rounds to less than 0.01%.

(e)	The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.13%.

(f)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(g)	Certain line items from prior years have been reclassified to conform to the current presentation.

(h)	Annualized.

(i)	Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.31% for the six months ended November 30, 2012 and 0.23% and 0.13% for the years ended May 31, 2012 and 2011, respectively.

(j)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

30	Semiannual Report 2012

Columbia Absolute Return Multi-Strategy Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012(a)
Class R5	(Unaudited)
Per share data
Net asset value, beginning of period	$9.96

Income from investment operations:

Net investment income	(0.00	)(b)

Net realized and unrealized gain	0.09

Total from investment operations	0.09

Net asset value, end of period	$10.05

Total return	0.90%

Ratios to average net assets(c)

Total gross expenses	1.62	%(d)(e)

Total net expenses(f)	1.44	%(d)(e)

Net investment loss	(0.10	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$3

Portfolio turnover	32%

Notes to Financial Highlights

(a)	For the period from November 8, 2012 (commencement of operations) to November 30, 2012.

(b)	Rounds to less than $0.01.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.46% for the six months ended November 30, 2012.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	31

Columbia Absolute Return Multi-Strategy Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,
Class W	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$9.96		$9.98		$10.00

Income from investment operations:

Net investment loss	(0.02)		(0.03)		(0.01)

Net realized and unrealized gain (loss)	0.02		0.00	(b)	(0.01	)(c)

Increase from payments by affiliate	—		0.01		—

Total from investment operations	—		(0.02)		(0.02)

Less distributions to shareholders:

Net realized gains	—		(0.00	)(b)	—

Total distributions to shareholders	—		(0.00	)(b)	—

Net asset value, end of period	$9.96		$9.96		$9.98

Total return	0.00	%(d)	(0.17	%)(e)	(0.20%)

Ratios to average net assets(f)(g)

Total gross expenses	2.07	%(h)(i)	1.98	%(i)	3.05	%(h)(i)

Total net expenses(j)	1.71	%(h)(i)	1.63	%(i)	1.50	%(h)(i)

Net investment loss	(0.39	%)(h)	(0.28%)		(0.73	%)(h)

Supplemental data

Net assets, end of period (in thousands)	$21,815		$18,610		$2

Portfolio turnover	32%		132%		16%

Notes to Financial Highlights

(a)	For the period from March 31, 2011 (commencement of operations) to May 31, 2011.

(b)	Rounds to less than $0.01.

(c)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)	Rounds to less than 0.01%.

(e)	The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.13%.

(f)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(g)	Certain line items from prior years have been reclassified to conform to the current presentation.

(h)	Annualized.

(i)	Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.33% for the six months ended November 30, 2012 and 0.25% and 0.13% for the years ended May 31, 2012 and 2011, respectively.

(j)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

32	Semiannual Report 2012

Columbia Absolute Return Multi-Strategy Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,
Class Z	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$9.99		$9.99		$10.00

Income from investment operations:

Net investment income (loss)	(0.01)		(0.00	)(b)	(0.01)

Net realized and unrealized gain (loss)	0.02		(0.01	)(c)	(0.00	)(b)(c)

Increase from payments by affiliate	—		0.01		—

Total from investment operations	0.01		—		(0.01)

Less distributions to shareholders:

Net realized gains	—		(0.00	)(b)	—

Total distributions to shareholders	—		(0.00	)(b)	—

Net asset value, end of period	$10.00		$9.99		$9.99

Total return	0.10%		0.03	%(d)	(0.10%)

Ratios to average net assets(e)(f)

Total gross expenses	1.81	%(g)(h)	1.71	%(h)	3.36	%(g)(h)

Total net expenses(i)	1.46	%(g)(h)	1.40	%(h)	1.30	%(g)(h)

Net investment income (loss)	(0.13	%)(g)	(0.00	%)(j)	(0.45	%)(g)

Supplemental data

Net assets, end of period (in thousands)	$809		$1,049		$362

Portfolio turnover	32%		132%		16%

Notes to Financial Highlights

(a)	For the period from March 31, 2011 (commencement of operations) to May 31, 2011.

(b)	Rounds to less than $0.01.

(c)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)	The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.13%.

(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Certain line items from prior years have been reclassified to conform to the current presentation.

(g)	Annualized.

(h)	Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.33% for the six months ended November 30, 2012 and 0.27% and 0.17% for the years ended May 31, 2012 and 2011, respectively.

(i)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(j)	Rounds to less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	33

Columbia Absolute Return Multi-Strategy Fund

Notes to Financial Statements

November 30, 2012 (Unaudited)

Note 1. Organization

Columbia Absolute Return Multi-Strategy Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R5, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R5 shares are not subject to sales charges and are only available to investors purchasing through authorized investment professionals. Class R5 shares commenced operations on November 8, 2012.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

34	Semiannual Report 2012

Columbia Absolute Return Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the

Semiannual Report 2012	35

Columbia Absolute Return Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts to gain a mix of market exposure to major currencies.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, manage exposure to movements in interest rates, manage exposure to the securities market, and to gain a mix of market exposure to interest rates, equity indices, foreign currencies and sovereign debt. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Interest Rate Swap Contracts

The Fund entered into interest rate swap transactions to produce incremental earnings, or to gain exposure to or protect itself from market rate changes, or to synthetically add or subtract principal exposure to a market and to gain a mix of market exposure to interest rates. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the effective date). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty.

The Fund attempts to mitigate counterparty credit risk by entering into interest rate swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions

36	Semiannual Report 2012

Columbia Absolute Return Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

entered into pursuant to the contract between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at November 30, 2012:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity contracts	Net assets — unrealized appreciation on futures contracts	1,344,178	*
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	2,620,853
Interest rate contracts	Unrealized appreciation on swap contracts	564,228
Interest rate contracts	Net assets — unrealized appreciation on futures contracts	405,921	*
Commodity contracts	Net assets — unrealized appreciation on futures contracts	6,952	*
Total		4,942,132

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity contracts	Net assets — unrealized depreciation on futures contracts	166,024	*
Foreign exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	1,971,195
Foreign exchange contracts	Net assets — unrealized depreciation on futures contracts	20,905	*
Interest rate contracts	Unrealized depreciation on swap contracts	151,983
Interest rate contracts	Net assets — unrealized depreciation on futures contracts	218,139	*
Total		2,528,246

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations for the six months ended November 30, 2012:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Equity contracts	—	(1,166,878)	—	(1,166,878)
Foreign exchange contracts	(45,877)	(216,802)	—	(262,679)
Interest rate contracts	—	(1,013,402)	383,535	(629,867)
Commodity contracts	—	87,088	—	87,088
Total	(45,877)	(2,309,994)	383,535	(1,972,336)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Equity contracts	—	(1,477,544)	—	(1,477,544)
Foreign exchange contracts	674,895	(500,931)	—	173,964
Interest rate contracts	—	(251,690)	(311,741)	(563,431)
Commodity contracts	—	6,952	—	6,952
Total	674,895	(2,223,213)	(311,741)	(1,860,059)

Semiannual Report 2012	37

Columbia Absolute Return Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

The following table is a summary of the volume of derivative instruments for the six months ended November 30, 2012:

Derivative Instrument	Contracts Opened
Forward foreign currency exchange contracts	873
Futures contracts	22,942
Swap contracts	6

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund is required to maintain a margin account with the broker and to pledge assets to the broker as collateral for the borrowed security. The Fund can purchase the same security at the current market price and deliver it to the broker to close out the short sale. The Fund is obligated to pay the broker a fee for borrowing the security. The fee is recorded as interest expense in the Statement of Operations and a short position is reported as a liability at fair value in the Statement of Asset and Liabilities. The Fund must also pay the broker for any dividends accrued (recognized on ex-date) on the borrowed security. This amount is recorded as an expense in the Statement of Operations. The Fund will record a gain if the security declines in value, and will realize a loss if the security appreciates. Such gain, limited to the price at which the Fund sold the security short, or such loss, potentially unlimited in size because the short position loses value as the market price of the security sold short increases, will be recognized upon the termination of a short sale. The Fund’s potential losses could exceed those of other mutual funds which hold only long security positions if the value of the securities held long decreases and the value of the securities sold short increases. As the Fund intends to use the cash proceeds from the short sales to invest in additional long securities, the Fund’s use of short sales in effect “leverages” the Fund. Leveraging potentially exposes the Fund to greater risks due to unanticipated market movements, which may magnify losses and increase volatility of returns. There is no assurance that a leveraging strategy will be successful. There is also the risk that the broker may fail to honor its contract terms, causing a loss to the Fund.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund’s management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if

38	Semiannual Report 2012

Columbia Absolute Return Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.82% to 0.70% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2012 was 0.82% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2012 was 0.08% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended November 30, 2012, other expenses paid to this company were $751.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the

Semiannual Report 2012	39

Columbia Absolute Return Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended November 30, 2012, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.37%
Class B	0.37
Class C	0.38
Class R	0.37
Class R5	0.05
Class W	0.38
Class Z	0.38

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2012, no minimum account balance fees were charged by the Fund.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $13,000 and $17,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2012, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $7,087 for Class A and $50 for Class C shares for the six months ended November 30, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective August 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through September 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.38%
Class B	2.13
Class C	2.13
Class I	0.93
Class R	1.63
Class R5	0.98
Class W	1.38
Class Z	1.13

40	Semiannual Report 2012

Columbia Absolute Return Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

Prior to August 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.38%
Class B	2.13
Class C	2.13
Class I	1.06
Class R	1.63
Class W	1.38
Class Z	1.13

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2012, the cost of investments for federal income tax purposes was approximately $164,176,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$10,156,000
Unrealized depreciation	(1,349,000)
Net unrealized appreciation	$8,807,000

The following capital loss carryforward, determined as of May 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
Unlimited short-term	601,212

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat post-October capital losses of $3,667,681 at May 31, 2012 as arising on June 1, 2012.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $31,237,596 and $52,414,823, respectively, for the six months ended November 30, 2012.

Note 6. Payments by Affiliates

The Investment Manager voluntarily reimbursed the Fund $295,784 for a loss on a trading error for the year May 31, 2012.

Note 7. Affiliated Money Market Fund

The Fund significantly invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At November 30, 2012, one unaffiliated shareholder account owned 32.6% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Affiliated shareholder accounts owned 64.7% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Semiannual Report 2012	41

Columbia Absolute Return Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended November 30, 2012.

Note 10. Significant Risks

Short Selling Risk

The Fund may make short sales, which involves selling a security the Fund does not own in anticipation that the security’s price will decline. The Fund’s potential losses could exceed those of other mutual funds which hold only long security positions if the value of the securities held long decreases and the value of the securities sold short increases. The Fund’s use of short sales in effect “leverages” the Fund, as the Fund intends to use the cash proceeds from the short sales to invest in additional long securities. Leveraging potentially exposes the Fund to greater risks due to unanticipated market movements, which may magnify losses and increase volatility of returns. There is no assurance that a leveraging strategy will be successful.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

42	Semiannual Report 2012

Columbia Absolute Return Multi-Strategy Fund

Supplemental Information

(Unaudited)

Change in Independent Registered Public Accounting Firm

At a meeting held on June 14, 2012, the Board, upon recommendation of the Audit Committee, approved the replacement of Ernst & Young LLP (Ernst & Young) as the independent registered public accounting firm for the Fund and certain other funds in the Columbia Family of Funds (collectively, the Funds) and appointed PricewaterhouseCoopers LLP (PwC). PwC’s engagement was effective at the completion of Ernst & Young’s audits of the financial statements of the Funds with fiscal years ended July 31, 2012. The Fund did not consult with PwC during the fiscal year ended May 31, 2012 and period ended May 31, 2011 and through the June meeting.

Ernst & Young’s reports on the financial statements of the Fund as of and for the fiscal year ended May 31, 2012 and period ended May 31, 2011 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through the June meeting, there were no: (1) disagreements between the Fund and Ernst & Young on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Ernst & Young’s satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports, or (2) reportable events.

Semiannual Report 2012	43

Columbia Absolute Return Multi-Strategy Fund

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44	Semiannual Report 2012

Columbia Absolute Return Multi-Strategy Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012	45

Columbia Absolute Return Multi-Strategy Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6439 C (1/13)

Semiannual Report November 30, 2012

Columbia Commodity Strategy Fund

Columbia Commodity Strategy Fund

President’s Message

Dear Shareholders,

Stocks rebound around the world

After a weak second quarter, U.S. stock market averages rebounded in the third quarter, erasing earlier losses and boosting year-to-date returns well into double digits. Welcome news from Europe and additional quantitative easing in the United States by the Federal Reserve Board helped bolster the rally. The Standard & Poor’s 500 Index (S&P 500 Index) rose 6.35% (total return) for the quarter. The Dow Jones Industrial Average advanced 4.32% for the same period. From the beginning of the calendar year through September 30, 2012, the S&P 500 Index was up 16.44% (total return). And, as of the end of September, the S&P 500 Index stood at 1,440 — approximately 8% below its all-time high of 1,565 that was set on October 9, 2007.

Outside the United States, stock markets of both developed and emerging market economies rebounded, as measured in U.S. dollars. Investors responded favorably to the announcement of policy measures aimed to resolve the eurozone crisis, which could potentially have a favorable impact on growth in emerging market economies. A weaker dollar also benefited returns to U.S. investors.

Solid gains for fixed income

Within fixed income, investors appeared to be increasingly willing to take on risk as they abandoned higher quality sectors that dominated the performance rankings in the second quarter and favored riskier sectors, where yield spreads tightened by a significant margin. Fixed-income returns were strong, but unlike equities, they have been less volatile, accumulating steadily over the course of the year. Gains were the highest for high-yield and emerging market bonds. By contrast, government issued debt securities eked out smaller gains.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>	Detailed up-to-date fund performance and portfolio information

>	Economic analysis and market commentary

>	Quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia Commodity Strategy Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Commodity Strategy Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Commodity Strategy Fund (the Fund) Class W shares returned 11.57% for the six-month period that ended November 30, 2012.

>	The Fund outperformed its benchmark, the Dow Jones-UBS Commodity Index, which returned 11.29% for the same period.

Average Annual Total Returns (%) (for period ended November 30, 2012)
	Inception	6 Months cumulative	1 Year	Life
Class A*	06/18/12
Excluding sales charges		11.57	3.39	-4.13
Including sales charges		5.12	-2.58	-8.26
Class C*	06/18/12
Excluding sales charges		11.06	2.53	-4.91
Including sales charges		10.06	1.53	-4.91
Class I	07/28/11	11.76	3.83	-3.75
Class R*	06/18/12	11.32	3.03	-4.44
Class W	07/28/11	11.57	3.39	-4.13
Class Z*	06/18/12	11.69	3.50	-4.05
Dow Jones-UBS Commodity Index		11.29	-2.22	-9.76

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class W shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Dow Jones-UBS Commodity Index, is a broadly diversified index composed of commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange (LME).

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2012

Columbia Commodity Strategy Fund

Portfolio Overview

(Unaudited)

Commodities Market Exposure (%) (at November 30, 2012)
Commodities Futures Contracts(a)
Agriculture	35.2
Energy	36.2
Industrial Metals	16.0
Precious Metals	12.6
Total Notional Market Value of Commodities Futures Contracts	100.0

(a)	Reflects notional market value of commodities futures contracts. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. Notional amounts for each commodities futures contracts are shown in the Consolidated Portfolio of Investments. The notional amount of all outstanding commodities futures contracts is $66,513,995. See Futures Contracts Outstanding at November 30, 2012 on page 5.

Other Portfolio Holding (%) (at November 30, 2012)
Affiliated Money Market Fund(b)	94.5
Other Assets and Liabilities	5.5
Total Net Assets	100.0

(b)	Percentage based upon net assets. Investments in affiliated money market fund and cash held by the Fund to cover obligations with respect to, or that may result from, the Fund’s investments in derivatives which provide exposure to the commodities market.

Portfolio Management

Threadneedle International Limited

David Donora

Nicholas Robin

Semiannual Report 2012	3

Columbia Commodity Strategy Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2012 – November 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,111.80	*	1,019.30	5.46	*	5.82	1.15	*
Class C	1,000.00	1,000.00	1,107.10	*	1,015.54	8.99	*	9.60	1.90	*
Class I	1,000.00	1,000.00	1,117.60		1,021.56	3.72		3.55	0.70
Class R	1,000.00	1,000.00	1,109.40	*	1,018.05	6.63	*	7.08	1.40	*
Class W	1,000.00	1,000.00	1,115.70		1,019.30	6.10		5.82	1.15
Class Z	1,000.00	1,000.00	1,112.90	*	1,020.56	4.27	*	4.56	0.90	*

*	For the period June 18, 2012 through November 30, 2012. Class A, Class C, Class R and Class Z shares commenced operations on June 18, 2012.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2012

Columbia Commodity Strategy Fund

Consolidated Portfolio of Investments

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Money Market Funds 94.5%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.154%(a)(b)	62,284,453	62,284,453

Total Money Market Funds
(Cost: $62,284,453)		62,284,453

Total Investments
(Cost: $62,284,453)		62,284,453

Other Assets & Liabilities, Net		3,608,836

Net Assets		65,893,289

Futures Contracts Outstanding at November 30, 2012

At November 30, 2012, $3,795,922 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Brent Crude	56	6,174,000	Feb. 2013	188,001	—

Cattle Feeder	50	3,640,625	Jan. 2013	—	(63,546)

Coffee ‘C’	8	451,800	March 2013	—	(15,036)

Copper	33	3,018,675	May 2013	150,275	—

Corn	40	1,505,500	March 2013	1,147	—

Corn	77	2,895,200	May 2013	74,522	—

Cotton No.2	17	628,235	March 2013	24,721	—

Gas Oil	47	4,479,100	Jan. 2013	115,850	—

Gasoline RBOB	58	6,651,011	Jan. 2013	248,267	—

Gold 100 Oz.	38	6,508,260	Feb. 2013	—	(51,830)

Heating Oil	17	2,183,912	May 2013	57,867	—

LME Lead	52	2,938,000	May 2013	117,467	—

LME Nickel	29	3,080,322	May 2013	275,601	—

LMI Pri Aluminum	20	1,058,250	May 2013	77,346	—

Natural Gas	100	3,607,000	May 2013	—	(149,548)

Red Wheat	14	655,725	March 2013	—	(8,096)

Red Wheat	59	2,791,437	May 2013	—	(34,601)

Silver	12	1,996,740	March 2013	53,708	—

Soybean	84	6,042,750	Jan. 2013	—	(326,876)

Soybean Oil	70	2,127,300	May 2013	65,153	—

Sugar #11	91	1,971,133	March 2013	—	(73,817)

Wheat (KCB)	24	1,106,700	May 2013	—	(10,539)

WTI Crude	11	1,002,320	May 2013	30,520	—

Total				1,480,445	(733,889)

Notes to Consolidated Portfolio of Investments

(a)	The rate shown is the seven-day current annualized yield at November 30, 2012.

(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	23,156,891	61,141,027	(22,013,465)	62,284,453	28,887	62,284,453

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2012	5

Columbia Commodity Strategy Fund

Consolidated Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

6	Semiannual Report 2012

Columbia Commodity Strategy Fund

Consolidated Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Money Market Funds	62,284,453	—	—	62,284,453

Total Money Market Funds	62,284,453	—	—	62,284,453

Investments in Securities	62,284,453	—	—	62,284,453

Derivatives

Assets

Futures Contracts	1,480,445	—	—	1,480,445

Liabilities

Futures Contracts	(733,889)	—	—	(733,889)

Total	63,031,009	—	—	63,031,009

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2012	7

Columbia Commodity Strategy Fund

Consolidated Statement of Assets and Liabilities

November 30, 2012 (Unaudited)

Assets

Investments, at value

Affiliated issuers (identified cost $62,284,453)	$62,284,453

Margin deposits on futures contracts	3,795,922

Receivable for:

Capital shares sold	1,401

Dividends	6,838

Expense reimbursement due from Investment Manager	629

Prepaid expenses	2,095

Total assets	66,091,338

Liabilities

Disbursements in excess of cash	838

Payable for:

Investments purchased	379

Capital shares purchased	2,241

Variation margin on futures contracts	162,949

Investment management fees	992

Distribution and/or service fees	4

Transfer agent fees	43

Administration fees	144

Compensation of board members	3,226

Other expenses	27,233

Total liabilities	198,049

Net assets applicable to outstanding capital stock	$65,893,289

Represented by

Paid-in capital	$64,831,390

Excess of distributions over net investment income	(161,441)

Accumulated net realized gain	476,784

Unrealized appreciation (depreciation) on:

Futures contracts	746,556

Total — representing net assets applicable to outstanding capital stock	$65,893,289

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

8	Semiannual Report 2012

Columbia Commodity Strategy Fund

Consolidated Statement of Assets and Liabilities (continued)

November 30, 2012 (Unaudited)

Class A

Net assets	$534,848

Shares outstanding	56,613

Net asset value per share	$9.45

Maximum offering price per share(a)	$10.03

Class C

Net assets	$17,642

Shares outstanding	1,875

Net asset value per share	$9.41

Class I

Net assets	$65,332,881

Shares outstanding	6,877,293

Net asset value per share	$9.50

Class R

Net assets	$2,775

Shares outstanding	294

Net asset value per share(b)	$9.43

Class W

Net assets	$2,362

Shares outstanding	250

Net asset value per share	$9.45

Class Z

Net assets	$2,781

Shares outstanding	294

Net asset value per share	$9.46

(a)	The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2012	9

Columbia Commodity Strategy Fund

Consolidated Statement of Operations

Six Months Ended November 30, 2012 (Unaudited)

Net investment income

Income:

Dividends — affiliated issuers	$28,887

Total income	28,887

Expenses:

Investment management fees	109,259

Distribution and/or service fees

Class A(a)	244

Class C(a)	43

Class R(a)	6

Class W	3

Transfer agent fees

Class A(a)	220

Class C(a)	14

Class R(a)	4

Class W	4

Class Z(a)	4

Administration fees	15,892

Compensation of board members	4,308

Custodian fees	2,622

Printing and postage fees	11,547

Registration fees	61,285

Professional fees	22,973

Other	6,766

Total expenses	235,194

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(95,249)

Total net expenses	139,945

Net investment loss	(111,058)

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Futures contracts	476,784

Net realized gain	476,784

Net change in unrealized appreciation (depreciation) on:

Futures contracts	2,261,709

Net change in unrealized appreciation (depreciation)	2,261,709

Net realized and unrealized gain	2,738,493

Net increase in net assets resulting from operations	$2,627,435

(a)	Class A, Class C, Class R and Class Z are for the period from June 18, 2012 (commencement of operations) to November 30, 2012.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

10	Semiannual Report 2012

Columbia Commodity Strategy Fund

Consolidated Statement of Changes in Net Assets

	Six Months Ended November 30, 2012(a) (Unaudited)	Year Ended May 31, 2012(b)
Operations

Net investment loss	$(111,058)	$(75,550)

Net realized gain (loss)	476,784	(1,911,987)

Net change in unrealized appreciation (depreciation)	2,261,709	(1,515,153)

Net increase (decrease) in net assets resulting from operations	2,627,435	(3,502,690)

Increase (decrease) in net assets from capital stock activity	38,688,129	28,080,415

Total increase in net assets	41,315,564	24,577,725

Net assets at beginning of period	24,577,725	—

Net assets at end of period	$65,893,289	$24,577,725

Excess of distributions over net investment income	$(161,441)	$(50,383)

(a)	Class A, Class C, Class R and Class Z are for the period from June 18, 2012 (commencement of operations) to November 30, 2012.

(b)	For the period from July 28, 2011 (commencement of Fund operations) to May 31, 2012.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2012	11

Columbia Commodity Strategy Fund

Consolidated Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2012(a) (Unaudited)		Year Ended May 31, 2012(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions	58,722	563,809	—	—

Redemptions	(2,109)	(19,491)	—	—

Net increase	56,613	544,318	—	—

Class C shares

Subscriptions	1,875	17,335	—	—

Net increase	1,875	17,335	—	—

Class I shares

Subscriptions	4,148,877	39,662,964	2,901,244	28,178,089

Redemptions	(162,565)	(1,541,488)	(10,263)	(100,174)

Net increase	3,986,312	38,121,476	2,890,981	28,077,915

Class R shares

Subscriptions	294	2,500	—	—

Net increase	294	2,500	—	—

Class W shares

Subscriptions	—	—	250	2,500

Net increase	—	—	250	2,500

Class Z shares

Subscriptions	294	2,500	—	—

Net increase	294	2,500	—	—

Total net increase	4,045,388	38,688,129	2,891,231	28,080,415

(a)	Class A, Class C, Class R and Class Z are for the period from June 18, 2012 (commencement of operations) to November 30, 2012.

(b)	For the period from July 28, 2011 (commencement of Fund operations) to May 31, 2012.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

12	Semiannual Report 2012

Columbia Commodity Strategy Fund

Consolidated Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

Class A	Six Months Ended November 30, 2012(a) (Unaudited)
Per share data
Net asset value, beginning of period	$8.50

Income from investment operations:

Net investment loss	(0.04)

Net realized and unrealized gain	0.99

Total from investment operations	0.95

Net asset value, end of period	$9.45

Total return	11.18%

Ratios to average net assets(b)

Total gross expenses	1.63	%(c)

Total net expenses(d)	1.15	%(c)

Net investment loss	(1.00	%)(c)

Supplemental data

Net assets, end of period (in thousands)	$535

Portfolio turnover	0%

Notes to Consolidated Financial Highlights

(a)	For the period from June 18, 2012 (commencement of operations) to November 30, 2012.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2012	13

Columbia Commodity Strategy Fund

Consolidated Financial Highlights (continued)

Class C	Six Months Ended November 30, 2012(a) (Unaudited)
Per share data
Net asset value, beginning of period	$8.50

Income from investment operations:

Net investment loss	(0.07)

Net realized and unrealized gain	0.98

Total from investment operations	0.91

Net asset value, end of period	$9.41

Total return	10.71%

Ratios to average net assets(b)

Total gross expenses	2.50	%(c)

Total net expenses(d)	1.90	%(c)

Net investment loss	(1.74	%)(c)

Supplemental data

Net assets, end of period (in thousands)	$18

Portfolio turnover	0%

Notes to Consolidated Financial Highlights

(a)	For the period from June 18, 2012 (commencement of operations) to November 30, 2012.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

14	Semiannual Report 2012

Columbia Commodity Strategy Fund

Consolidated Financial Highlights (continued)

Class I	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31, 2012(a)
Per share data
Net asset value, beginning of period	$8.50		$10.00

Income from investment operations:

Net investment loss	(0.03)		(0.04)

Net realized and unrealized gain (loss)	1.03		(1.46)

Total from investment operations	1.00		(1.50)

Net asset value, end of period	$9.50		$8.50

Total return	11.76%		(15.00%)

Ratios to average net assets(b)

Total gross expenses	1.18	%(c)	1.62	%(c)

Total net expenses(d)	0.70	%(c)	0.70	%(c)

Net investment loss	(0.56	%)(c)	(0.56	%)(c)

Supplemental data

Net assets, end of period (in thousands)	$65,333		$24,576

Portfolio turnover	0%		0%

Notes to Consolidated Financial Highlights

(a)	For the period from July 28, 2011 (commencement of operations) to May 31, 2012.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2012	15

Columbia Commodity Strategy Fund

Consolidated Financial Highlights (continued)

Class R	Six Months Ended November 30, 2012(a) (Unaudited)
Per share data
Net asset value, beginning of period	$8.50

Income from investment operations:

Net investment loss	(0.05)

Net realized and unrealized gain	0.98

Total from investment operations	0.93

Net asset value, end of period	$9.43

Total return	10.94%

Ratios to average net assets(b)

Total gross expenses	2.05	%(c)

Total net expenses(d)	1.40	%(c)

Net investment loss	(1.25	%)(c)

Supplemental data

Net assets, end of period (in thousands)	$3

Portfolio turnover	0%

Notes to Consolidated Financial Highlights

(a)	For the period from June 18, 2012 (commencement of operations) to November 30, 2012.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

16	Semiannual Report 2012

Columbia Commodity Strategy Fund

Consolidated Financial Highlights (continued)

Class W	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31, 2012(a)
Per share data
Net asset value, beginning of period	$8.47		$10.00

Income from investment operations:

Net investment loss	(0.05)		(0.08)

Net realized and unrealized gain (loss)	1.03		(1.45)

Total from investment operations	0.98		(1.53)

Net asset value, end of period	$9.45		$8.47

Total return	11.57%		(15.30%)

Ratios to average net assets(b)

Total gross expenses	1.77	%(c)	2.76	%(c)

Total net expenses(d)	1.15	%(c)	1.15	%(c)

Net investment loss	(0.97	%)(c)	(0.99	%)(c)

Supplemental data

Net assets, end of period (in thousands)	$2		$2

Portfolio turnover	0%		0%

Notes to Consolidated Financial Highlights

(a)	For the period from July 28, 2011 (commencement of operations) to May 31, 2012.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2012	17

Columbia Commodity Strategy Fund

Consolidated Financial Highlights (continued)

Class Z	Six Months Ended November 30, 2012(a) (Unaudited)
Per share data
Net asset value, beginning of period	$8.50

Income from investment operations:

Net investment loss	(0.03)

Net realized and unrealized gain	0.99

Total from investment operations	0.96

Net asset value, end of period	$9.46

Total return	11.29%

Ratios to average net assets(b)

Total gross expenses	1.55	%(c)

Total net expenses(d)	0.90	%(c)

Net investment loss	(0.75	%)(c)

Supplemental data

Net assets, end of period (in thousands)	$3

Portfolio turnover	0%

Notes to Consolidated Financial Highlights

(a)	For the period from June 18, 2012 (commencement of operations) to November 30, 2012.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

18	Semiannual Report 2012

Columbia Commodity Strategy Fund

Notes to Consolidated Financial Statements

November 30, 2012 (Unaudited)

Note 1. Organization

Columbia Commodity Strategy Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class I, Class R, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class A shares commenced operations on June 18, 2012.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase. Class C shares commenced operations on June 18, 2012.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors. Class R shares commenced operations on June 18, 2012.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus. Class Z shares commenced operations on June 18, 2012.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP)

requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees (the Board). If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Derivative Instruments

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities.

Semiannual Report 2012	19

Columbia Commodity Strategy Fund

Notes to Consolidated Financial Statements (continued)

November 30, 2012 (Unaudited)

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to commodity markets. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at November 30, 2012:

	Asset Derivatives
Risk Exposure Category	Consolidated Statement of Assets and Liabilities Location	Fair Value ($)
Commodity contracts	Net assets — unrealized appreciation on futures contracts	1,480,445	*

	Liability Derivatives
Risk Exposure Category	Consolidated Statement of Assets and Liabilities Location	Fair Value ($)
Commodity contracts	Net assets — unrealized depreciation on futures contracts	733,889	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Consolidated Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.

The effect of derivative instruments in the Consolidated Statement of Operations for the six months ended November 30, 2012:

Amount of Realized Gain (Loss) on Derivatives
Risk Exposure Category	Futures Contracts ($)
Commodity contracts	476,784
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Commodity contracts	2,261,709

The following table is a summary of the volume of derivative instruments for the six months ended November 30, 2012:

Derivative Instrument	Contracts Opened
Futures contracts	2,460

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of

20	Semiannual Report 2012

Columbia Commodity Strategy Fund

Notes to Consolidated Financial Statements (continued)

November 30, 2012 (Unaudited)

the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Basis for Consolidation

CCSF Offshore Fund, Ltd. (the Subsidiary) is a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. The Subsidiary operates as an investment vehicle to provide the Fund with exposure to the commodities markets consistent with the Fund’s investment objective and policies as stated in its prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of the Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the Subsidiary’s day-to-day business pursuant to a separate investment management services agreement between the Subsidiary and the Investment Manager. At November 30, 2012, the Fund’s investment in the Subsidiary represented $9,745,510 or 14.8% of the net assets of the Fund.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, the Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines

Semiannual Report 2012	21

Columbia Commodity Strategy Fund

Notes to Consolidated Financial Statements (continued)

November 30, 2012 (Unaudited)

from 0.55% to 0.44% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2012 was 0.55% of the Fund’s average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and wholly-owned subsidiary of Ameriprise Financial, the subadviser of the Fund. The Investment Manager compensates Threadneedle to manage the investments of the Fund’s assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2012 was 0.08% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended November 30, 2012, other expenses paid to this company were $575.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees.

For the six months ended November 30, 2012, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.23%
Class C	0.32
Class R	0.33
Class W	0.33
Class Z	0.33

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Consolidated Statement of Operations. For the six months ended November 30, 2012, no minimum account balance fees were charged by the Fund.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be

22	Semiannual Report 2012

Columbia Commodity Strategy Fund

Notes to Consolidated Financial Statements (continued)

November 30, 2012 (Unaudited)

used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class C shares. For Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $0.00 for Class C shares. This amount is based on the most recent information available as of September 30, 2012, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $4,294 for Class A shares for the six months ended November 30, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective August 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through September 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.15%
Class C	1.90
Class I	0.70
Class R	1.40
Class W	1.15
Class Z	0.90

Prior to August 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class I	0.70%
Class W	1.15

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2012, the cost of investments for federal income tax purposes was approximately $62,284,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$—
Unrealized depreciation	—
Net unrealized appreciation	$—

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late year ordinary losses of $49,470 at May 31, 2012 as arising on June 1, 2012.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Semiannual Report 2012	23

Columbia Commodity Strategy Fund

Notes to Consolidated Financial Statements (continued)

November 30, 2012 (Unaudited)

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $0 and $0, respectively, for the six months ended November 30, 2012.

Note 6. Affiliated Money Market Fund

The Fund significantly invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At November 30, 2012, five affiliated shareholder accounts owned 99.17% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended November 30, 2012.

Note 9. Significant Risks

Commodity — Related Investment Risk

The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the value of the Fund’s investments to greater volatility than other types of investments. No, or limited, active trading market may exist for certain commodities investments, which may impair the ability to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as commodity-linked swaps and commodity-linked structured notes) are subject to the risk that the counterparty to the instrument may not perform or may be unable to perform in accordance with the terms of the instrument. Subsidiaries making commodity-related investments will not generally be subject to U.S. laws (including securities laws) and their protections. Further, they will be subject to the laws of a foreign jurisdiction, which can be adversely affected by developments in that jurisdiction.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

24	Semiannual Report 2012

Columbia Commodity Strategy Fund

Notes to Consolidated Financial Statements (continued)

November 30, 2012 (Unaudited)

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012	25

Columbia Commodity Strategy Fund

Supplemental Information

(Unaudited)

Change in Independent Registered Public Accounting Firm

At a meeting held on June 14, 2012, the Board, upon recommendation of the Audit Committee, approved the replacement of Ernst & Young LLP (Ernst & Young) as the independent registered public accounting firm for the Fund and certain other funds in the Columbia Family of Funds (collectively, the Funds) and appointed PricewaterhouseCoopers LLP (PwC). PwC’s engagement was effective at the completion of Ernst & Young’s audits of the financial statements of the Funds with fiscal years ended July 31, 2012. The Fund did not consult with PwC during the fiscal period ended May 31, 2012 and through the June meeting.

Ernst & Young’s reports on the financial statements of the Fund as of and for the fiscal period ended May 31, 2012 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal period and through the June meeting, there were no: (1) disagreements between the Fund and Ernst & Young on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Ernst & Young’s satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports, or (2) reportable events.

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Columbia Commodity Strategy Fund

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28	Semiannual Report 2012

Columbia Commodity Strategy Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012	29

Columbia Commodity Strategy Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6499 C (1/13)

Semiannual Report November 30, 2012

Columbia Diversified Equity Income Fund

Columbia Diversified Equity Income Fund

President’s Message

Dear Shareholders,

Stocks rebound around the world

After a weak second quarter, U.S. stock market averages rebounded in the third quarter, erasing earlier losses and boosting year-to-date returns well into double digits. Welcome news from Europe and additional quantitative easing in the United States by the Federal Reserve Board helped bolster the rally. The Standard & Poor’s 500 Index (S&P 500 Index) rose 6.35% (total return) for the quarter. The Dow Jones Industrial Average advanced 4.32% for the same period. From the beginning of the calendar year through September 30, 2012, the S&P 500 Index was up 16.44% (total return). And, as of the end of September, the S&P 500 Index stood at 1,440 — approximately 8% below its all-time high of 1,565 that was set on October 9, 2007.

Outside the United States, stock markets of both developed and emerging market economies rebounded, as measured in U.S. dollars. Investors responded favorably to the announcement of policy measures aimed to resolve the eurozone crisis, which could potentially have a favorable impact on growth in emerging market economies. A weaker dollar also benefited returns to U.S. investors.

Solid gains for fixed income

Within fixed income, investors appeared to be increasingly willing to take on risk as they abandoned higher quality sectors that dominated the performance rankings in the second quarter and favored riskier sectors, where yield spreads tightened by a significant margin. Fixed-income returns were strong, but unlike equities, they have been less volatile, accumulating steadily over the course of the year. Gains were the highest for high-yield and emerging market bonds. By contrast, government issued debt securities eked out smaller gains.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>	Detailed up-to-date fund performance and portfolio information

>	Economic analysis and market commentary

>	Quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia Diversified Equity Income Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Diversified Equity Income Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Diversified Equity Income Fund (the Fund) Class A shares returned 8.81% excluding sales charges for the six months ended November 30, 2012.

>	The Fund underperformed its benchmark, the Russell 1000 Value Index, which returned 11.20% for the same time period.

Average Annual Total Returns (%) (for period ended November 30, 2012)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	10/15/90
Excluding sales charges		8.81	13.62	-1.33	8.34
Including sales charges		2.51	7.14	-2.49	7.70
Class B	03/20/95
Excluding sales charges		8.34	12.80	-2.08	7.52
Including sales charges		3.34	7.80	-2.41	7.52
Class C	06/26/00
Excluding sales charges		8.42	12.81	-2.06	7.53
Including sales charges		7.42	11.81	-2.06	7.53
Class I*	03/04/04	8.97	14.09	-0.89	8.74
Class K (formerly Class R4)	03/20/95	8.90	13.78	-1.15	8.53
Class R*	12/11/06	8.62	13.32	-1.62	8.02
Class R4* (formerly Class R3)	12/11/06	8.76	13.60	-1.42	8.24
Class R5*	12/11/06	9.04	14.07	-0.92	8.59
Class W*	12/01/06	8.79	13.63	-1.29	8.35
Class Y*	11/08/12	8.90	13.71	-1.32	8.35
Class Z*	09/27/10	8.86	13.83	-1.22	8.40
Russell 1000 Value Index		11.20	17.45	-0.01	6.69

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2012

Columbia Diversified Equity Income Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at November 30, 2012)
Pfizer, Inc.	2.8
JPMorgan Chase & Co.	2.7
Bank of America Corp.	2.5
ACE Ltd.	2.4
XL Group PLC	2.3
Merck & Co., Inc.	2.2
General Electric Co.	2.2
AT&T, Inc.	2.1
Target Corp.	2.1
Home Depot, Inc. (The)	1.9

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at November 30, 2012)
Common Stocks	99.2
Consumer Discretionary	11.7
Consumer Staples	9.5
Energy	11.4
Financials	19.1
Health Care	13.5
Industrials	13.6
Information Technology	8.0
Materials	2.2
Telecommunication Services	6.0
Utilities	4.2
Convertible Bonds	0.2
Materials	0.2
Money Market Funds	0.6
Total	100.0

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's portfolio composition is subject to change.

Portfolio Management

Steve Schroll

Laton Spahr, CFA

Paul Stocking

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2012	3

Columbia Diversified Equity Income Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

4	Semiannual Report 2012

Columbia Diversified Equity Income Fund

Understanding Your Fund’s Expenses (continued)

(Unaudited)

June 1, 2012 – November 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,088.10		1,019.65	5.65		5.47	1.08
Class B	1,000.00	1,000.00	1,083.40		1,015.89	9.56		9.25	1.83
Class C	1,000.00	1,000.00	1,084.20		1,015.89	9.56		9.25	1.83
Class I	1,000.00	1,000.00	1,089.70		1,021.81	3.41		3.29	0.65
Class K (formerly Class R4)	1,000.00	1,000.00	1,089.00		1,020.36	4.92		4.76	0.94
Class R	1,000.00	1,000.00	1,086.20		1,018.40	6.96		6.73	1.33
Class R4 (formerly Class R3)	1,000.00	1,000.00	1,087.60		1,019.45	5.86		5.67	1.12
Class R5	1,000.00	1,000.00	1,090.40		1,021.61	3.62		3.50	0.69
Class W	1,000.00	1,000.00	1,087.90		1,019.70	5.60		5.42	1.07
Class Y	1,000.00	1,000.00	1,025.20	*	1,021.71	0.39	*	3.40	0.67	*
Class Z	1,000.00	1,000.00	1,088.60		1,020.91	4.35		4.20	0.83

*	For the period November 8, 2012 through November 30, 2012. Class Y shares commenced operations on November 8, 2012.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until September 30, 2014, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.83% for Class R4. Any amounts waived will not be reimbursed by the Fund. This change was effective October 31, 2012. If this change had been in place for the entire six month period ended November 30, 2012, the actual expenses paid would have been $4.34 for Class R4; the hypothetical expenses paid would have been $4.20 for Class R4.

Semiannual Report 2012	5

Columbia Diversified Equity Income Fund

Portfolio of Investments

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.2%
Issuer	Shares	Value ($)
Consumer Discretionary 11.7%
Automobiles 1.5%

Ford Motor Co.	3,729,850	42,706,783

Hotels, Restaurants & Leisure 1.2%

McDonald's Corp.	401,528	34,948,997

Media 3.5%

Comcast Corp., Class A	524,237	19,491,132

News Corp., Class A	618,919	15,250,164

Regal Entertainment Group, Class A(a)	835,780	13,021,452

Time Warner, Inc.	385,172	18,218,636

Viacom, Inc., Class B	275,149	14,200,440

Walt Disney Co. (The)	428,322	21,270,470

Total		101,452,294

Multiline Retail 3.6%

Kohl's Corp.	262,466	11,719,107

Macy's, Inc.	775,499	30,011,811

Target Corp.	959,047	60,544,637

Total		102,275,555

Specialty Retail 1.9%

Home Depot, Inc. (The)	828,774	53,928,324

Total Consumer Discretionary		335,311,953

Consumer Staples 9.5%
Beverages 0.6%

PepsiCo, Inc.	243,669	17,108,001

Food & Staples Retailing 1.0%

Wal-Mart Stores, Inc.	393,736	28,356,867

Food Products 1.9%

Hershey Co. (The)	101,912	7,467,092

Kraft Foods Group, Inc.(b)	221,705	10,025,500

Mondelez International, Inc., Class A	665,387	17,226,869

Unilever NV - NY Shares	476,309	18,018,770

Total		52,738,231

Household Products 2.2%

Kimberly-Clark Corp.	301,899	25,878,782

Procter & Gamble Co. (The)	537,811	37,555,342

Total		63,434,124

Tobacco 3.8%

Altria Group, Inc.	739,919	25,016,662

Lorillard, Inc.	418,938	50,758,528

Philip Morris International, Inc.	367,797	33,057,594

Total		108,832,784

Total Consumer Staples		270,470,007

Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 11.4%
Energy Equipment & Services 1.4%

C&J Energy Services, Inc.(b)	256,462	5,121,546

Cameron International Corp.(b)	166,882	9,003,284

National Oilwell Varco, Inc.	138,980	9,492,334

Schlumberger Ltd.	102,600	7,348,212

Seadrill Ltd.	258,713	9,968,212

Total		40,933,588

Oil, Gas & Consumable Fuels 10.0%

Anadarko Petroleum Corp.	210,458	15,403,421

BP PLC, ADR	411,400	17,180,064

Chevron Corp.	449,941	47,554,264

Enbridge, Inc.	805,461	32,452,024

EQT Corp.	260,400	15,639,624

Exxon Mobil Corp.	258,722	22,803,757

Occidental Petroleum Corp.	285,675	21,485,617

Phillips 66	203,800	10,673,006

Pioneer Natural Resources Co.	174,500	18,671,500

Royal Dutch Shell PLC, ADR	593,550	39,750,044

Suncor Energy, Inc.	389,700	12,708,117

Total SA, ADR	275,303	13,809,198

Valero Energy Corp.	324,800	10,478,048

Williams Companies, Inc. (The)	184,307	6,052,642

Total		284,661,326

Total Energy		325,594,914

Financials 19.1%
Capital Markets 2.5%

BlackRock, Inc.	45,497	8,964,729

Goldman Sachs Group, Inc. (The)	350,495	41,284,806

Morgan Stanley	1,187,705	20,036,583

Total		70,286,118

Commercial Banks 1.7%

Wells Fargo & Co.	1,484,239	48,994,729

Diversified Financial Services 6.7%

Bank of America Corp.	7,191,619	70,909,364

Citigroup, Inc.	1,172,381	40,529,211

JPMorgan Chase & Co.	1,844,014	75,752,095

NYSE Euronext	259,800	6,066,330

Total		193,257,000

Insurance 8.0%

ACE Ltd.	851,407	67,456,976

Aflac, Inc.	208,831	11,065,955

Allstate Corp. (The)	839,114	33,967,335

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2012

Columbia Diversified Equity Income Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Endurance Specialty Holdings Ltd.	161,594	6,496,079

MetLife, Inc.	500,263	16,603,729

PartnerRe Ltd.	32,593	2,701,308

Travelers Companies, Inc. (The)	339,110	24,015,770

XL Group PLC	2,716,906	66,102,323

Total		228,409,475

Real Estate Investment Trusts (REITs) 0.2%

ProLogis, Inc.	164,389	5,579,363

Total Financials		546,526,685

Health Care 13.5%
Health Care Equipment & Supplies 0.3%

Boston Scientific Corp.(b)	1,307,352	7,242,730

Health Care Providers & Services 1.8%

UnitedHealth Group, Inc.	932,730	50,731,185

Life Sciences Tools & Services 1.5%

Agilent Technologies, Inc.	527,478	20,197,133

Thermo Fisher Scientific, Inc.	362,090	23,010,819

Total		43,207,952

Pharmaceuticals 9.9%

AstraZeneca PLC, ADR	305,613	14,528,842

Bristol-Myers Squibb Co.	1,004,049	32,762,119

Johnson & Johnson	625,597	43,622,879

Merck & Co., Inc.	1,443,769	63,958,967

Novartis AG, ADR	548,558	34,038,024

Pfizer, Inc.	3,212,717	80,382,179

Roche Holding AG, ADR	315,367	15,519,210

Total		284,812,220

Total Health Care		385,994,087

Industrials 13.6%
Aerospace & Defense 3.2%

Boeing Co. (The)	475,528	35,322,220

Honeywell International, Inc.	262,840	16,119,977

Lockheed Martin Corp.	265,250	24,747,825

United Technologies Corp.	183,851	14,728,304

Total		90,918,326

Airlines 0.8%

Delta Air Lines, Inc.(b)	723,312	7,233,120

United Continental Holdings, Inc.(b)	801,563	16,207,604

Total		23,440,724

Commercial Services & Supplies 1.0%

ADT Corp. (The)(b)	269,430	12,366,837

Tyco International Ltd.	536,184	15,211,540

Total		27,578,377

Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 2.0%

ABB Ltd., ADR	576,677	11,199,067

Cooper Industries PLC	391,079	29,135,386

Hubbell, Inc., Class B	200,687	16,907,880

Total		57,242,333

Industrial Conglomerates 2.1%

General Electric Co.	2,929,279	61,895,665

Machinery 3.7%

Caterpillar, Inc.	328,258	27,980,712

Eaton Corp.	457,293	23,852,403

Illinois Tool Works, Inc.	393,712	24,240,848

Parker Hannifin Corp.	282,317	23,192,341

Pentair Ltd.	131,539	6,378,326

Total		105,644,630

Road & Rail 0.8%

Union Pacific Corp.	193,735	23,786,783

Total Industrials		390,506,838

Information Technology 8.0%
Communications Equipment 1.5%

Cisco Systems, Inc.	2,347,319	44,387,802

Electronic Equipment, Instruments & Components 0.5%

TE Connectivity Ltd.	426,141	14,995,902

Internet Software & Services 0.6%

eBay, Inc.(b)	318,380	16,816,832

IT Services 2.3%

Accenture PLC, Class A	211,093	14,337,436

Mastercard, Inc., Class A	104,532	51,082,698

Total		65,420,134

Semiconductors & Semiconductor Equipment 1.5%

Intel Corp.	1,249,779	24,458,175

Microchip Technology, Inc.	598,205	18,197,396

Total		42,655,571

Software 1.6%

Microsoft Corp.	1,037,121	27,608,161

Oracle Corp.	566,791	18,193,991

Total		45,802,152

Total Information Technology		230,078,393

Materials 2.2%
Chemicals 1.4%

Dow Chemical Co. (The)	45,435	1,371,683

EI du Pont de Nemours & Co.	329,681	14,222,438

Mosaic Co. (The)	453,087	24,493,883

Total		40,088,004

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	7

Columbia Diversified Equity Income Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 0.4%

Freeport-McMoRan Copper & Gold, Inc.	326,408	12,733,176

Paper & Forest Products 0.4%

International Paper Co.	289,762	10,761,761

Total Materials		63,582,941

Telecommunication Services 6.0%
Diversified Telecommunication Services 5.4%

AT&T, Inc.	1,779,947	60,749,591

CenturyLink, Inc.	813,168	31,583,445

Deutsche Telekom AG, ADR	1,250,867	13,784,554

Verizon Communications, Inc.	943,661	41,634,323

Windstream Corp.	774,438	6,489,791

Total		154,241,704

Wireless Telecommunication Services 0.6%

Vodafone Group PLC, ADR	689,315	17,784,327

Total Telecommunication Services		172,026,031

Utilities 4.2%
Electric Utilities 2.3%

American Electric Power Co., Inc.	170,938	7,290,505

Duke Energy Corp.	168,745	10,769,306

Entergy Corp.	190,835	12,125,656

FirstEnergy Corp.	257,169	10,919,396

NextEra Energy, Inc.	215,931	14,836,619

PPL Corp.	326,388	9,579,488

Total		65,520,970

Multi-Utilities 1.9%

Dominion Resources, Inc.	342,667	17,513,711

PG&E Corp.	402,373	16,477,174

Sempra Energy	314,279	21,502,969

Total		55,493,854

Total Utilities		121,014,824

Total Common Stocks
(Cost: $2,435,275,280)		2,841,106,673

Convertible Bonds 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.2%
Cemex SAB de CV Subordinated Notes
03/15/18	3.750%	6,519,000	6,800,132

Total Building Materials			6,800,132

Total Convertible Bonds
(Cost: $6,519,000)			6,800,132

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.154%(c)(d)	15,380,932	15,380,932

Total Money Market Funds
(Cost: $15,380,932)		15,380,932

Investments of Cash Collateral Received for Securities on Loan 0.1%
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Repurchase Agreements 0.1%
BNP Paribas Securities Corp. dated 11/30/12, matures 12/03/12, repurchase price $1,478,455(e)
	0.240%	1,478,425	1,478,425

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $1,478,425)			1,478,425

Total Investments
(Cost: $2,458,653,637)			2,864,766,162

Other Assets & Liabilities, Net			1,023,028

Net Assets			2,865,789,190

Notes to Portfolio of Investments

(a)	At November 30, 2012, security was partially or fully on loan.

(b)	Non-income producing.

(c)	The rate shown is the seven-day current annualized yield at November 30, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2012

Columbia Diversified Equity Income Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	40,776,449	410,733,218	(436,128,735)	15,380,932	27,766	15,380,932

(e)	The following table represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
BNP Paribas Securities Corp. (0.240%)
Ginnie Mae I Pool	1,158,689

Ginnie Mae II Pool	349,305

Total Market Value of Collateral Securities	1,507,994

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	9

Columbia Diversified Equity Income Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Fair Value Measurements (continued)

control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	335,311,953	—	—	335,311,953

Consumer Staples	270,470,007	—	—	270,470,007

Energy	325,594,914	—	—	325,594,914

Financials	546,526,685	—	—	546,526,685

Health Care	385,994,087	—	—	385,994,087

Industrials	390,506,838	—	—	390,506,838

Information Technology	230,078,393	—	—	230,078,393

Materials	63,582,941	—	—	63,582,941

Telecommunication Services	172,026,031	—	—	172,026,031

Utilities	121,014,824	—	—	121,014,824

Total Equity Securities	2,841,106,673	—	—	2,841,106,673

Bonds

Convertible Bonds	—	6,800,132	—	6,800,132

Total Bonds	—	6,800,132	—	6,800,132

Other

Money Market Funds	15,380,932	—	—	15,380,932

Investments of Cash Collateral Received for Securities on Loan	—	1,478,425	—	1,478,425

Total Other	15,380,932	1,478,425	—	16,859,357

Total	2,856,487,605	8,278,557	—	2,864,766,162

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2012

Columbia Diversified Equity Income Fund

Statement of Assets and Liabilities

November 30, 2012 (Unaudited)

Assets

Investments, at value*

Unaffiliated issuers (identified cost $2,441,794,280)	$2,847,906,805

Affiliated issuers (identified cost $15,380,932)	15,380,932

Investment of cash collateral received for securities on loan

Repurchase agreements (identified cost $1,478,425)	1,478,425

Total investments (identified cost $2,458,653,637)	2,864,766,162

Receivable for:

Capital shares sold	994,294

Dividends	9,663,301

Interest	63,194

Reclaims	219,874

Expense reimbursement due from Investment Manager	3,403

Total assets	2,875,710,228

Liabilities

Due upon return of securities on loan	1,478,425

Payable for:

Capital shares purchased	7,751,595

Investment management fees	44,736

Distribution and/or service fees	20,318

Transfer agent fees	338,103

Administration fees	4,132

Plan administration fees	31,120

Compensation of board members	185,140

Other expenses	67,469

Total liabilities	9,921,038

Net assets applicable to outstanding capital stock	$2,865,789,190

Represented by

Paid-in capital	$3,112,897,463

Undistributed net investment income	11,630,521

Accumulated net realized loss	(664,853,008)

Unrealized appreciation (depreciation) on:

Investments	406,112,525

Foreign currency translations	1,689

Total — representing net assets applicable to outstanding capital stock	$2,865,789,190

* Value of securities on loan	$1,417,468

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	11

Columbia Diversified Equity Income Fund

Statement of Assets and Liabilities (continued)

November 30, 2012 (Unaudited)

Class A

Net assets	$2,317,458,673

Shares outstanding	220,457,281

Net asset value per share	$10.51

Maximum offering price per share(a)	$11.15

Class B

Net assets	$101,792,344

Shares outstanding	9,656,112

Net asset value per share	$10.54

Class C

Net assets	$55,581,689

Shares outstanding	5,298,951

Net asset value per share	$10.49

Class I

Net assets	$40,992,051

Shares outstanding	3,902,221

Net asset value per share	$10.50

Class K(b)

Net assets	$153,111,883

Shares outstanding	14,555,029

Net asset value per share	$10.52

Class R

Net assets	$10,229,764

Shares outstanding	977,783

Net asset value per share	$10.46

Class R4(c)

Net assets	$54,491,250

Shares outstanding	5,191,643

Net asset value per share	$10.50

Class R5

Net assets	$61,204,201

Shares outstanding	5,818,456

Net asset value per share	$10.52

Class W

Net assets	$3,799

Shares outstanding	361

Net asset value per share(d)	$10.53

Class Y

Net assets	$2,563

Shares outstanding	242

Net asset value per share	$10.59

Class Z

Net assets	$70,920,973

Shares outstanding	6,751,251

Net asset value per share	$10.50

(a)	The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

(b)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(c)	Effective October 31, 2012, Class R3 shares were renamed Class R4 shares.

(d)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2012

Columbia Diversified Equity Income Fund

Statement of Operations

Six Months Ended November 30, 2012 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$43,404,120
Dividends — affiliated issuers	27,766
Interest	122,231
Income from securities lending — net	665,617
Foreign taxes withheld	(167,245)

Total income	44,052,489

Expenses:
Investment management fees	8,520,698
Distribution and/or service fees
Class A	2,993,965
Class B	568,120
Class C	283,551
Class R	26,988
Class R4(a)	55,425
Class W	5
Transfer agent fees
Class A	2,793,874
Class B	131,573
Class C	66,118
Class K(b)	40,640
Class R	12,574
Class R4(a)	20,554
Class R5	12,414
Class W	4
Class Z	84,660
Administration fees	786,655
Plan administration fees
Class K(c)	248,407
Class R4(b)	55,425
Compensation of board members	37,340
Custodian fees	15,026
Printing and postage fees	293,414
Registration fees	86,222
Professional fees	34,018
Line of credit interest expense	451
Other	58,171

Total expenses	17,226,292
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(736,465)
Expense reductions	(40)

Total net expenses	16,489,787

Net investment income	27,562,702

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	169,338,591
Foreign currency translations	(15,698)

Net realized gain	169,322,893
Net change in unrealized appreciation (depreciation) on:
Investments	55,938,906
Foreign currency translations	5,693

Net change in unrealized appreciation (depreciation)	55,944,599

Net realized and unrealized gain	225,267,492

Net increase in net assets resulting from operations	$252,830,194

(a)	Effective October 31, 2012, Class R3 shares were renamed Class R4 shares.

(b)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	13

Columbia Diversified Equity Income Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012(a)	Year Ended September 30, 2011
Operations

Net investment income	$27,562,702	$40,829,399	$54,882,123

Net realized gain	169,322,893	239,390,344	292,527,283

Net change in unrealized appreciation (depreciation)	55,944,599	316,744,929	(476,903,432)

Net increase (decrease) in net assets resulting from operations	252,830,194	596,964,672	(129,494,026)

Distributions to shareholders:

Net investment income

Class A	(24,737,591)	(23,670,902)	(46,513,138)

Class B	(772,947)	(582,767)	(988,039)

Class C	(372,934)	(243,324)	(324,080)

Class I	(520,502)	(473,638)	(2,470,472)

Class K(b)	(2,324,104)	(1,777,960)	(3,423,364)

Class R	(101,712)	(78,149)	(118,643)

Class R4(c)	(535,057)	(403,776)	(1,186,599)

Class R5	(753,232)	(634,753)	(1,153,088)

Class W	(38)	(29)	(45)

Class Z	(855,920)	(640,191)	(573,511)

Total distributions to shareholders	(30,974,037)	(28,505,489)	(56,750,979)

Increase (decrease) in net assets from capital stock activity	(305,628,969)	(1,461,455,728)	(405,281,228)

Total decrease in net assets	(83,772,812)	(892,996,545)	(591,526,233)

Net assets at beginning of period	2,949,562,002	3,842,558,547	4,434,084,780

Net assets at end of period	$2,865,789,190	$2,949,562,002	$3,842,558,547

Undistributed net investment income	$11,630,521	$15,041,856	$2,597,713

(a)	For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(c)	Effective October 31, 2012, Class R3 shares were renamed Class R4 shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2012

Columbia Diversified Equity Income Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2012(a) (Unaudited)		Year Ended May 31, 2012(b)		Year Ended September 30, 2011
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(c)	15,987,125	163,371,887	20,155,873	197,028,464	76,687,457	762,163,203

Distributions reinvested	2,391,239	24,219,410	2,333,565	22,710,843	4,465,103	43,546,430

Redemptions	(35,563,579)	(366,955,126)	(159,653,240)	(1,574,046,111)	(95,741,801)	(953,730,518)

Net decrease	(17,185,215)	(179,363,829)	(137,163,802)	(1,354,306,804)	(14,589,241)	(148,020,885)

Class B shares

Subscriptions	40,598	420,704	158,464	1,575,455	358,803	3,618,135

Distributions reinvested	76,174	768,207	58,611	567,408	94,871	949,507

Redemptions(c)	(4,617,306)	(46,797,783)	(2,695,081)	(26,429,982)	(11,040,790)	(112,769,395)

Net decrease	(4,500,534)	(45,608,872)	(2,478,006)	(24,287,119)	(10,587,116)	(108,201,753)

Class C shares

Subscriptions	219,322	2,250,394	399,411	3,914,282	705,964	7,099,884

Distributions reinvested	36,204	365,957	24,046	232,022	30,717	300,510

Redemptions	(681,315)	(7,002,874)	(1,061,608)	(10,387,681)	(1,747,688)	(17,341,575)

Net decrease	(425,789)	(4,386,523)	(638,151)	(6,241,377)	(1,011,007)	(9,941,181)

Class I shares

Subscriptions	4,748	48,697	14,155	134,835	839,727	8,661,328

Distributions reinvested	51,513	520,396	49,022	473,554	250,180	2,470,332

Redemptions	(236,996)	(2,454,756)	(5,252,819)	(48,446,681)	(15,430,797)	(156,637,289)

Net decrease	(180,735)	(1,885,663)	(5,189,642)	(47,838,292)	(14,340,890)	(145,505,629)

Class K shares(d)

Subscriptions	1,368,476	14,123,084	2,122,940	20,815,331	4,692,239	46,792,493

Distributions reinvested	210,624	2,130,258	168,095	1,640,293	326,681	3,193,901

Redemptions	(7,770,530)	(80,765,995)	(3,752,468)	(37,171,131)	(6,911,453)	(69,213,089)

Net decrease	(6,191,430)	(64,512,653)	(1,461,433)	(14,715,507)	(1,892,533)	(19,226,695)

Class R shares

Subscriptions	90,874	924,851	176,449	1,725,706	311,076	3,158,955

Distributions reinvested	10,111	101,683	8,087	78,130	12,207	118,624

Redemptions	(252,579)	(2,571,439)	(245,436)	(2,406,940)	(301,074)	(3,031,143)

Net increase (decrease)	(151,594)	(1,544,905)	(60,900)	(603,104)	22,209	246,436

Class R4 shares(e)

Subscriptions	953,144	9,857,920	1,430,147	13,917,736	4,164,126	41,861,715

Distributions reinvested	52,967	535,020	41,510	403,751	119,578	1,186,471

Redemptions	(1,328,478)	(13,678,771)	(2,256,433)	(22,147,502)	(9,472,542)	(92,325,458)

Net decrease	(322,367)	(3,285,831)	(784,776)	(7,826,015)	(5,188,838)	(49,277,272)

Class R5 shares

Subscriptions	282,904	2,901,553	588,023	5,799,446	1,208,659	12,088,148

Distributions reinvested	74,327	752,431	64,902	633,942	117,384	1,143,255

Redemptions	(453,573)	(4,662,520)	(1,525,687)	(15,229,968)	(1,197,107)	(11,925,924)

Net increase (decrease)	(96,342)	(1,008,536)	(872,762)	(8,796,580)	128,936	1,305,479

Class Y shares

Subscriptions	242	2,500	—	—	—	—

Net increase	242	2,500	—	—	—	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	15

Columbia Diversified Equity Income Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2012(a) (Unaudited)		Year Ended May 31, 2012(b)		Year Ended September 30, 2011
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Class Z shares

Subscriptions	1,014,929	10,540,675	1,857,957	18,104,877	7,459,113	79,450,030

Distributions reinvested	83,179	841,432	62,415	609,289	58,400	546,595

Redemptions	(1,488,304)	(15,416,764)	(1,609,325)	(15,555,096)	(687,390)	(6,656,353)

Net increase (decrease)	(390,196)	(4,034,657)	311,047	3,159,070	6,830,123	73,340,272

Total net decrease	(29,443,960)	(305,628,969)	(148,338,425)	(1,461,455,728)	(40,628,357)	(405,281,228)

(a)	Class Y shares are for the period from November 8, 2012 (commencement of operations) to November 30, 2012.

(b)	For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(c)	Includes conversions of Class B shares to Class A shares, if any.

(d)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(e)	Effective October 31, 2012, Class R3 shares were renamed Class R4 shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2012

Columbia Diversified Equity Income Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended November 30, 2012		Year Ended		Year Ended September 30,
Class A	(Unaudited)		May 31, 2012(a)		2011		2010	2009	2008	2007
Per share data
Net asset value, beginning of period	$9.76		$8.53		$9.03		$8.31	$9.31	$14.34	$13.10

Income from investment operations:

Net investment income	0.10		0.11		0.12		0.12	0.16	0.17	0.18

Net realized and unrealized gain (loss)	0.76		1.20		(0.49)		0.72	(1.02)	(3.44)	2.41

Total from investment operations	0.86		1.31		(0.37)		0.84	(0.86)	(3.27)	2.59

Less distributions to shareholders:

Net investment income	(0.11)		(0.08)		(0.13)		(0.12)	(0.14)	(0.17)	(0.18)

Net realized gains	—		—		—		—	—	(1.32)	(1.17)

Tax return of capital	—		—		—		—	—	(0.27)	—

Total distributions to shareholders	(0.11)		(0.08)		(0.13)		(0.12)	(0.14)	(1.76)	(1.35)

Net asset value, end of period	$10.51		$9.76		$8.53		$9.03	$8.31	$9.31	$14.34

Total return	8.81%		15.31%		(4.32%)		10.18%	(8.91%)	(25.05%)	20.98%

Ratios to average net assets(b)

Total gross expenses	1.14	%(c)(d)	1.10	%(c)	1.13%		1.12%	0.99%	1.08%	1.00%

Total net expenses(e)	1.08	%(c)(d)(f)	1.10	%(c)	1.13	%(f)	1.12%	0.99%	1.08%	1.00%

Net investment income	1.85	%(c)	1.66	%(c)	1.20%		1.36%	2.21%	1.49%	1.34%

Supplemental data

Net assets, end of period (in thousands)	$2,317,459		$2,320,419		$3,197,508		$3,516,017	$3,516,948	$4,504,418	$6,501,874

Portfolio turnover	18%		16%		36%		34%	38%	31%	31%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	17

Columbia Diversified Equity Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended		Year Ended September 30,
Class B	(Unaudited)		May 31, 2012(a)		2011		2010	2009	2008	2007
Per share data
Net asset value, beginning of period	$9.79		$8.56		$9.05		$8.33	$9.32	$14.35	$13.11

Income from investment operations:

Net investment income	0.06		0.06		0.04		0.05	0.10	0.08	0.08

Net realized and unrealized gain (loss)	0.75		1.21		(0.49)		0.72	(1.00)	(3.45)	2.40

Total from investment operations	0.81		1.27		(0.45)		0.77	(0.90)	(3.37)	2.48

Less distributions to shareholders:

Net investment income	(0.06)		(0.04)		(0.04)		(0.05)	(0.09)	(0.07)	(0.07)

Net realized gains	—		—		—		—	—	(1.32)	(1.17)

Tax return of capital	—		—		—		—	—	(0.27)	—

Total distributions to shareholders	(0.06)		(0.04)		(0.04)		(0.05)	(0.09)	(1.66)	(1.24)

Net asset value, end of period	$10.54		$9.79		$8.56		$9.05	$8.33	$9.32	$14.35

Total return	8.34%		14.82%		(5.01%)		9.26%	(9.53%)	(25.66%)	20.04%

Ratios to average net assets(b)

Total gross expenses	1.88	%(c)(d)	1.87	%(c)	1.88%		1.89%	1.76%	1.84%	1.76%

Total net expenses(e)	1.83	%(c)(d)(f)	1.87	%(c)	1.88	%(f)	1.89%	1.76%	1.84%	1.76%

Net investment income	1.11	%(c)	0.93	%(c)	0.43%		0.58%	1.49%	0.71%	0.57%

Supplemental data

Net assets, end of period (in thousands)	$101,792		$138,560		$142,429		$246,456	$377,652	$633,360	$1,113,206

Portfolio turnover	18%		16%		36%		34%	38%	31%	31%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2012

Columbia Diversified Equity Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended		Year Ended September 30,
Class C	(Unaudited)		May 31, 2012(a)		2011		2010	2009	2008	2007
Per share data
Net asset value, beginning of period	$9.74		$8.52		$9.02		$8.30	$9.30	$14.32	$13.09

Income from investment operations:

Net investment income	0.06		0.06		0.04		0.05	0.10	0.09	0.08

Net realized and unrealized gain (loss)	0.76		1.20		(0.49)		0.73	(1.01)	(3.44)	2.40

Total from investment operations	0.82		1.26		(0.45)		0.78	(0.91)	(3.35)	2.48

Less distributions to shareholders:

Net investment income	(0.07)		(0.04)		(0.05)		(0.06)	(0.09)	(0.08)	(0.08)

Net realized gains	—		—		—		—	—	(1.32)	(1.17)

Tax return of capital	—		—		—		—	—	(0.27)	—

Total distributions to shareholders	(0.07)		(0.04)		(0.05)		(0.06)	(0.09)	(1.67)	(1.25)

Net asset value, end of period	$10.49		$9.74		$8.52		$9.02	$8.30	$9.30	$14.32

Total return	8.42%		14.80%		(5.07%)		9.37%	(9.61%)	(25.60%)	20.04%

Ratios to average net assets(b)

Total gross expenses	1.88	%(c)(d)	1.85	%(c)	1.88%		1.88%	1.75%	1.83%	1.76%

Total net expenses(e)	1.83	%(c)(d)(f)	1.85	%(c)	1.88	%(f)	1.88%	1.75%	1.83%	1.76%

Net investment income	1.10	%(c)	0.95	%(c)	0.44%		0.60%	1.46%	0.75%	0.58%

Supplemental data

Net assets, end of period (in thousands)	$55,582		$55,775		$54,238		$66,505	$72,372	$93,321	$113,516

Portfolio turnover	18%		16%		36%		34%	38%	31%	31%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	19

Columbia Diversified Equity Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended		Year Ended September 30,
Class I	(Unaudited)		May 31, 2012(a)		2011	2010	2009	2008	2007
Per share data
Net asset value, beginning of period	$9.76		$8.52		$9.02	$8.30	$9.30	$14.33	$13.09

Income from investment operations:

Net investment income	0.12		0.14		0.16	0.16	0.19	0.22	0.23

Net realized and unrealized gain (loss)	0.75		1.20		(0.49)	0.72	(1.01)	(3.45)	2.41

Total from investment operations	0.87		1.34		(0.33)	0.88	(0.82)	(3.23)	2.64

Less distributions to shareholders:

Net investment income	(0.13)		(0.10)		(0.17)	(0.16)	(0.18)	(0.21)	(0.23)

Net realized gains	—		—		—	—	—	(1.32)	(1.17)

Tax return of capital	—		—		—	—	—	(0.27)	—

Total distributions to shareholders	(0.13)		(0.10)		(0.17)	(0.16)	(0.18)	(1.80)	(1.40)

Net asset value, end of period	$10.50		$9.76		$8.52	$9.02	$8.30	$9.30	$14.33

Total return	8.97%		15.76%		(3.88%)	10.69%	(8.47%)	(24.75%)	21.44%

Ratios to average net assets(b)

Total gross expenses	0.65	%(c)(d)	0.63	%(c)	0.67%	0.67%	0.50%	0.67%	0.62%

Total net expenses(e)	0.65	%(c)(d)	0.63	%(c)	0.67%	0.67%	0.50%	0.67%	0.62%

Net investment income	2.28	%(c)	2.13	%(c)	1.63%	1.82%	2.69%	1.98%	1.72%

Supplemental data

Net assets, end of period (in thousands)	$40,992		$39,849		$79,024	$213,083	$212,064	$189,997	$131,742

Portfolio turnover	18%		16%		36%	34%	38%	31%	31%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2012

Columbia Diversified Equity Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended		Year Ended September 30,
Class K(a)	(Unaudited)		May 31, 2012(b)		2011	2010	2009	2008	2007
Per share data
Net asset value, beginning of period	$9.77		$8.53		$9.04	$8.32	$9.31	$14.35	$13.11

Income from investment operations:

Net investment income	0.10		0.12		0.14	0.13	0.17	0.19	0.20

Net realized and unrealized gain (loss)	0.76		1.20		(0.50)	0.73	(1.00)	(3.46)	2.41

Total from investment operations	0.86		1.32		(0.36)	0.86	(0.83)	(3.27)	2.61

Less distributions to shareholders:

Net investment income	(0.11)		(0.08)		(0.15)	(0.14)	(0.16)	(0.18)	(0.20)

Net realized gains	—		—		—	—	—	(1.32)	(1.17)

Tax return of capital	—		—		—	—	—	(0.27)	—

Total distributions to shareholders	(0.11)		(0.08)		(0.15)	(0.14)	(0.16)	(1.77)	(1.37)

Net asset value, end of period	$10.52		$9.77		$8.53	$9.04	$8.32	$9.31	$14.35

Total return	8.90%		15.51%		(4.23%)	10.34%	(8.57%)	(24.98%)	21.10%

Ratios to average net assets(c)

Total gross expenses	0.94	%(d)(e)	0.93	%(d)	0.97%	0.97%	0.80%	0.98%	0.91%

Total net expenses(f)	0.94	%(d)(e)	0.93	%(d)	0.97%	0.97%	0.75%	0.94%	0.89%

Net investment income	1.94	%(d)	1.87	%(d)	1.36%	1.52%	2.42%	1.66%	1.46%

Supplemental data

Net assets, end of period (in thousands)	$153,112		$202,741		$189,510	$217,779	$197,977	$182,738	$209,638

Portfolio turnover	18%		16%		36%	34%	38%	31%	31%

Notes to Financial Highlights

(a)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(b)	For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	21

Columbia Diversified Equity Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended		Year Ended September 30,
Class R	(Unaudited)		May 31, 2012(a)		2011		2010	2009	2008	2007(b)
Per share data
Net asset value, beginning of period	$9.72		$8.50		$8.99		$8.28	$9.28	$14.33	$14.03

Income from investment operations:

Net investment income	0.08		0.09		0.09		0.09	0.13	0.14	0.11

Net realized and unrealized gain (loss)	0.75		1.20		(0.48)		0.72	(1.01)	(3.45)	1.52

Total from investment operations	0.83		1.29		(0.39)		0.81	(0.88)	(3.31)	1.63

Less distributions to shareholders:

Net investment income	(0.09)		(0.07)		(0.10)		(0.10)	(0.12)	(0.15)	(0.16)

Net realized gains	—		—		—		—	—	(1.32)	(1.17)

Tax return of capital	—		—		—		—	—	(0.27)	—

Total distributions to shareholders	(0.09)		(0.07)		(0.10)		(0.10)	(0.12)	(1.74)	(1.33)

Net asset value, end of period	$10.46		$9.72		$8.50		$8.99	$8.28	$9.28	$14.33

Total return	8.62%		15.14%		(4.46%)		9.76%	(9.20%)	(25.36%)	12.74%

Ratios to average net assets(c)

Total gross expenses	1.38	%(d)(e)	1.35	%(d)	1.38%		1.46%	1.30%	1.46%	1.43	%(d)

Total net expenses(f)	1.33	%(d)(e)(g)	1.35	%(d)	1.38	%(g)	1.46%	1.30%	1.46%	1.43	%(d)

Net investment income	1.60	%(d)	1.46	%(d)	0.95%		1.03%	1.86%	1.33%	1.03	%(d)

Supplemental data

Net assets, end of period (in thousands)	$10,230		$10,976		$10,114		$10,506	$8,271	$7,728	$30

Portfolio turnover	18%		16%		36%		34%	38%	31%	31%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)	For the period from December 11, 2006 (commencement of operations) to September 30, 2007.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2012

Columbia Diversified Equity Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended		Year Ended September 30,
Class R4(a)	(Unaudited)		May 31, 2012(b)		2011	2010	2009	2008	2007(c)
Per share data
Net asset value, beginning of period	$9.75		$8.51		$9.02	$8.30	$9.30	$14.33	$14.03

Income from investment operations:

Net investment income	0.09		0.11		0.11	0.11	0.15	0.16	0.13

Net realized and unrealized gain (loss)	0.76		1.20		(0.50)	0.72	(1.01)	(3.45)	1.54

Total from investment operations	0.85		1.31		(0.39)	0.83	(0.86)	(3.29)	1.67

Less distributions to shareholders:

Net investment income	(0.10)		(0.07)		(0.12)	(0.11)	(0.14)	(0.15)	(0.20)

Net realized gains	—		—		—	—	—	(1.32)	(1.17)

Tax return of capital	—		—		—	—	—	(0.27)	—

Total distributions to shareholders	(0.10)		(0.07)		(0.12)	(0.11)	(0.14)	(1.74)	(1.37)

Net asset value, end of period	$10.50		$9.75		$8.51	$9.02	$8.30	$9.30	$14.33

Total return	8.76%		15.37%		(4.52%)	10.09%	(8.95%)	(25.17%)	13.02%

Ratios to average net assets(d)

Total gross expenses	1.13	%(e)(f)	1.18	%(e)	1.21%	1.22%	1.05%	1.23%	1.32	%(e)

Total net expenses(g)	1.12	%(e)(f)	1.18	%(e)	1.21%	1.22%	1.05%	1.23%	1.32	%(e)

Net investment income	1.82	%(e)	1.63	%(e)	1.06%	1.26%	2.13%	1.37%	1.35	%(e)

Supplemental data

Net assets, end of period (in thousands)	$54,491		$53,739		$53,617	$103,577	$110,248	$108,543	$118,360

Portfolio turnover	18%		16%		36%	34%	38%	31%	31%

Notes to Financial Highlights

(a)	Effective October 31, 2012, Class R3 shares were renamed Class R4 shares.

(b)	For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(c)	For the period from December 11, 2006 (commencement of operations) to September 30, 2007.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	23

Columbia Diversified Equity Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended		Year Ended September 30,
Class R5	(Unaudited)		May 31, 2012(a)		2011	2010	2009	2008	2007(b)
Per share data
Net asset value, beginning of period	$9.77		$8.53		$9.03	$8.31	$9.31	$14.35	$14.03

Income from investment operations:

Net investment income	0.12		0.14		0.16	0.15	0.18	0.23	0.18

Net realized and unrealized gain (loss)	0.76		1.20		(0.49)	0.73	(1.00)	(3.47)	1.54

Total from investment operations	0.88		1.34		(0.33)	0.88	(0.82)	(3.24)	1.72

Less distributions to shareholders:

Net investment income	(0.13)		(0.10)		(0.17)	(0.16)	(0.18)	(0.21)	(0.23)

Net realized gains	—		—		—	—	—	(1.32)	(1.17)

Tax return of capital	—		—		—	—	—	(0.27)	—

Total distributions to shareholders	(0.13)		(0.10)		(0.17)	(0.16)	(0.18)	(1.80)	(1.40)

Net asset value, end of period	$10.52		$9.77		$8.53	$9.03	$8.31	$9.31	$14.35

Total return	9.04%		15.65%		(3.87%)	10.62%	(8.51%)	(24.83%)	13.41%

Ratios to average net assets(c)

Total gross expenses	0.69	%(d)(e)	0.68	%(d)	0.72%	0.72%	0.55%	0.70%	0.73	%(d)

Total net expenses(f)	0.69	%(d)(e)	0.68	%(d)	0.72%	0.72%	0.55%	0.70%	0.73	%(d)

Net investment income	2.24	%(d)	2.11	%(d)	1.62%	1.77%	2.62%	2.07%	1.63	%(d)

Supplemental data

Net assets, end of period (in thousands)	$61,204		$57,805		$57,903	$60,156	$53,334	$45,589	$9,909

Portfolio turnover	18%		16%		36%	34%	38%	31%	31%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)	For the period from December 11, 2006 (commencement of operations) to September 30, 2007.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2012

Columbia Diversified Equity Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended		Year Ended September 30,
Class W	(Unaudited)		May 31, 2012(a)		2011	2010	2009	2008	2007(b)
Per share data
Net asset value, beginning of period	$9.78		$8.55		$9.04	$8.32	$9.32	$14.35	$13.86

Income from investment operations:

Net investment income	0.10		0.11		0.12	0.12	0.16	0.17	0.14

Net realized and unrealized gain (loss)	0.76		1.20		(0.48)	0.72	(1.01)	(3.45)	1.70

Total from investment operations	0.86		1.31		(0.36)	0.84	(0.85)	(3.28)	1.84

Less distributions to shareholders:

Net investment income	(0.11)		(0.08)		(0.13)	(0.12)	(0.15)	(0.16)	(0.18)

Net realized gains	—		—		—	—	—	(1.32)	(1.17)

Tax return of capital	—		—		—	—	—	(0.27)	—

Total distributions to shareholders	(0.11)		(0.08)		(0.13)	(0.12)	(0.15)	(1.75)	(1.35)

Net asset value, end of period	$10.53		$9.78		$8.55	$9.04	$8.32	$9.32	$14.35

Total return	8.79%		15.32%		(4.20%)	10.18%	(8.85%)	(25.07%)	14.40%

Ratios to average net assets(c)

Total gross expenses	1.07	%(d)	1.08	%(d)	1.10%	1.09%	0.91%	1.12%	1.05	%(d)

Total net expenses(e)	1.07	%(d)	1.08	%(d)	1.10%	1.09%	0.91%	1.12%	1.05	%(d)

Net investment income	1.86	%(d)	1.73	%(d)	1.23%	1.40%	2.28%	1.45%	1.29	%(d)

Supplemental data

Net assets, end of period (in thousands)	$4		$4		$3	$3	$3	$3	$5

Portfolio turnover	18%		16%		36%	34%	38%	31%	31%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)	For the period from December 1, 2006 (commencement of operations) to September 30, 2007.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	25

Columbia Diversified Equity Income Fund

Financial Highlights (continued)

Class Y	Six Months Ended November 30, 2012(a) (Unaudited)
Per share data
Net asset value, beginning of period	$10.33

Income from investment operations

Net investment income	0.02

Net realized and unrealized gain	0.24

Total from investment operations	0.26

Net asset value, end of period	$10.59

Total return	2.52%

Ratios to average net assets(b)

Total gross expenses	0.68	%(c)

Total net expenses(d)	0.67	%(c)

Net investment income	3.25	%(c)

Supplemental data

Net assets, end of period (in thousands)	$3

Portfolio turnover	18%

Notes to Financial Highlights

(a)	For the period from November 8, 2012 (commencement of operations) to November 30, 2012.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

26	Semiannual Report 2012

Columbia Diversified Equity Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended		Year Ended September 30,
Class Z	(Unaudited)		May 31, 2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$9.76		$8.52		$9.03		$9.02

Income from investment operations:

Net investment income	0.11		0.13		0.17		0.01

Net realized and unrealized gain (loss)	0.75		1.20		(0.52)		—

Total from investment operations	0.86		1.33		(0.35)		0.01

Less distributions to shareholders:

Net investment income	(0.12)		(0.09)		(0.16)		—

Total distributions to shareholders	(0.12)		(0.09)		(0.16)		—

Net asset value, end of period	$10.50		$9.76		$8.52		$9.03

Total return	8.86%		15.62%		(4.06%)		0.11%

Ratios to average net assets(c)

Total gross expenses	0.89	%(d)(e)	0.82	%(d)	0.87%		1.02	%(d)

Total net expenses(f)	0.83	%(d)(e)(g)	0.82	%(d)	0.87	%(g)	1.02	%(d)

Net investment income	2.10	%(d)	2.00	%(d)	1.77%		9.89	%(d)

Supplemental data

Net assets, end of period (in thousands)	$70,921		$69,694		$58,213		$3

Portfolio turnover	18%		16%		36%		34%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)	For the period from September 27, 2010 (commencement of operations) to September 30, 2010.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	27

Columbia Diversified Equity Income Fund

Notes to Financial Statements

November 30, 2012 (Unaudited)

Note 1. Organization

Columbia Diversified Equity Income Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class K shares (formerly Class R4 shares) are not subject to sales charges; however, this share class is closed to new investors. Effective October 25, 2012, Class R4 shares were renamed Class K shares.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares (formerly Class R3 shares) are not subject to sales charges. Effective October 31, 2012, Class R3 shares were renamed Class R4 shares. Effective November 8, 2012, Class R4 shares are only available to qualifying institutional investors. Prior to November 8, 2012, Class R4 shares were closed to new investors.

Class R5 shares are not subject to sales charges. Effective November 8, 2012, Class R5 shares are only available to investors purchasing through authorized investment professionals. Prior to November 8, 2012, Class R5 shares were closed to new investors.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are only available to certain categories of investors which are subject to minimum initial investment requirements. Class Y shares commenced operations on November 8, 2012.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt

28	Semiannual Report 2012

Columbia Diversified Equity Income Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been

Semiannual Report 2012	29

Columbia Diversified Equity Income Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

reported. Return of capital is recorded as a reduction of the cost basis of securities held. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

30	Semiannual Report 2012

Columbia Diversified Equity Income Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.66% to 0.49% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2012 was 0.57% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2012 was 0.05% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended November 30, 2012, other expenses paid to this company were $4,197.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Effective November 8, 2012, Class Y shares will not pay transfer agent fees for at least twelve months. Prior to October 27, 2012, total transfer agent fees for Class R4 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to that share class.

For the six months ended November 30, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.23%
Class B	0.23
Class C	0.23
Class K	0.04
Class R	0.23
Class R4	0.08
Class R5	0.04
Class W	0.20
Class Z	0.23

Semiannual Report 2012	31

Columbia Diversified Equity Income Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2012, these minimum account balance fees reduced total expenses by $40.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services. Prior to October 27, 2012, the Fund also paid a plan administration fee at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses. Prior to October 27, 2012, the Fund also paid a distribution fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class R4 shares.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $9,841,000 and $725,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2012, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $566,144 for Class A, $16,454 for Class B and $1,302 for Class C shares for the six months ended November 30, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective April 20, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through September 30, 2014, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.08%
Class B	1.83
Class C	1.83
Class I	0.68
Class K	0.98
Class R	1.33
Class R4*	0.83
Class R5	0.73
Class W	1.08
Class Y	0.68
Class Z	0.83

*	For the period April 20, 2012 through October 26, 2012, the annual rate for the former Class R3 shares was 1.23%

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2012, the cost of investments for federal income tax purposes was approximately $2,458,654,000 and

32	Semiannual Report 2012

Columbia Diversified Equity Income Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$463,550,000
Unrealized depreciation	(57,438,000)
Net unrealized appreciation	$406,112,000

The following capital loss carryforward, determined as of May 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2018	790,622,632

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat post-October capital losses of $18,559,457 at May 31, 2012 as arising on June 1, 2012.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $526,802,037 and $806,746,114, respectively, for the six months ended November 30, 2012.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended November 30, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

At November 30, 2012, securities valued at $1,417,468 were on loan, secured by cash collateral of $1,478,425 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

In September 2012, the Board voted to cease securities lending by or on December 31, 2012.

Note 7. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At November 30, 2012, one unaffiliated shareholder account owned 24.2% of the outstanding shares of the Fund. The Fund

Semiannual Report 2012	33

Columbia Diversified Equity Income Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

For the six months ended November 30, 2012, the average daily loan balance outstanding on days when borrowing existed was $6,700,000 at a weighted average interest rate of 1.21%.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

34	Semiannual Report 2012

Columbia Diversified Equity Income Fund

Supplemental Information

(Unaudited)

Change in Independent Registered Public Accounting Firm

At a meeting held on June 14, 2012, the Board, upon recommendation of the Audit Committee, approved the replacement of Ernst & Young LLP (Ernst & Young) as the independent registered public accounting firm for the Fund and certain other funds in the Columbia Family of Funds (collectively, the Funds) and appointed PricewaterhouseCoopers LLP (PwC). PwC’s engagement was effective at the completion of Ernst & Young’s audits of the financial statements of the Funds with fiscal years ended July 31, 2012. The Fund did not consult with PwC during the fiscal period ended May 31, 2012 and year ended September 30, 2011 and through the June meeting.

Ernst & Young’s reports on the financial statements of the Fund as of and for the fiscal period ended May 31, 2012 and year ended September 30, 2011 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through the June meeting, there were no: (1) disagreements between the Fund and Ernst & Young on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Ernst & Young’s satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports, or (2) reportable events.

Semiannual Report 2012	35

Columbia Diversified Equity Income Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]

36	Semiannual Report 2012

Columbia Diversified Equity Income Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012	37

Columbia Diversified Equity Income Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6476 AC (1/13)

Semiannual Report November 30, 2012

Columbia Flexible Capital Income Fund

Columbia Flexible Capital Income Fund

President’s Message

Dear Shareholders,

Stocks rebound around the world

After a weak second quarter, U.S. stock market averages rebounded in the third quarter, erasing earlier losses and boosting year-to-date returns well into double digits. Welcome news from Europe and additional quantitative easing in the United States by the Federal Reserve Board helped bolster the rally. The Standard & Poor’s 500 Index (S&P 500 Index) rose 6.35% (total return) for the quarter. The Dow Jones Industrial Average advanced 4.32% for the same period. From the beginning of the calendar year through September 30, 2012, the S&P 500 Index was up 16.44% (total return). And, as of the end of September, the S&P 500 Index stood at 1,440 — approximately 8% below its all-time high of 1,565 that was set on October 9, 2007.

Outside the United States, stock markets of both developed and emerging market economies rebounded, as measured in U.S. dollars. Investors responded favorably to the announcement of policy measures aimed to resolve the eurozone crisis, which could potentially have a favorable impact on growth in emerging market economies. A weaker dollar also benefited returns to U.S. investors.

Solid gains for fixed income

Within fixed income, investors appeared to be increasingly willing to take on risk as they abandoned higher quality sectors that dominated the performance rankings in the second quarter and favored riskier sectors, where yield spreads tightened by a significant margin. Fixed-income returns were strong, but unlike equities, they have been less volatile, accumulating steadily over the course of the year. Gains were the highest for high-yield and emerging market bonds. By contrast, government issued debt securities eked out smaller gains.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>	Detailed up-to-date fund performance and portfolio information

>	Economic analysis and market commentary

>	Quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia Flexible Capital Income Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Flexible Capital Income Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Flexible Capital Income Fund (the Fund) Class A shares returned 8.37% excluding sales charges for the six-month period that ended November 30, 2012.

>	The Fund outperformed the Barclays U.S. Aggregate Bond Index, which returned 1.99% for the same period.

>	The Fund underperformed the Blended Index, which returned 8.59% for the same time period.

Average Annual Total Returns (%) (for period ended November 30, 2012)
	Inception	6 Months cumulative	1 Year	Life
Class A	07/28/11
Excluding sales charges		8.37	15.54	10.07
Including sales charges		2.13	8.88	5.32
Class C	07/28/11
Excluding sales charges		8.05	14.76	9.29
Including sales charges		7.05	13.76	9.29
Class I	07/28/11	8.65	16.01	10.43
Class R	07/28/11	8.33	15.34	9.79
Class R4*	11/08/12	8.46	15.63	10.14
Class R5*	11/08/12	8.46	15.63	10.14
Class W	07/28/11	8.39	15.66	10.05
Class Z	07/28/11	8.50	15.79	10.27
Barclays U.S. Aggregate Bond Index		1.99	5.51	6.26
Blended Index		8.59	14.79	7.54

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

The Blended Index, established by the Investment Manager, is comprised of one-third each of the Russell 1000 Value Index, the Barclays U.S. Corporate Investment Grade & High Yield Index and the Barclays U.S. Convertible Composite Index. The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Barclays U.S. Corporate Investment Grade & High Yield Index is a broad-based benchmark that measures the investment grade and non-investment grade, fixed-rate and taxable corporate bonds. It includes USD-denominated securities publicly issued by U.S. and non-U.S. industrial, utility, and financial issuers that meet specified maturity, liquidity, and quality requirements. The Barclays U.S. Convertibles Composite Index which includes all four major classes of USD equity-linked securities including: convertible cash coupon bonds, zero-coupon bonds, preferred convertibles with fixed par amounts and mandatory equity-linked securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2012

Columbia Flexible Capital Income Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at November 30, 2012)
Johnson & Johnson	1.6
Chevron Corp.	1.6
BlackRock, Inc.	1.6
Sprint Nextel Corp. 9.000% 2018	1.6
MGM Resorts International 4.250% 2015	1.5
Goodrich Petroleum Corp. 8.875% 2019	1.5
Verizon Communications, Inc.	1.5
Dendreon Corp. Senior Unsecured 2.875% 2016	1.5
Royal Dutch Shell PLC, ADR	1.5
Visteon Corp. 6.750% 2019	1.4

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Management

David King, CFA

Yan Jin

Semiannual Report 2012	3

Columbia Flexible Capital Income Fund

Portfolio Overview (continued)

(Unaudited)

Portfolio Breakdown (%) (at November 30, 2012)
Common Stocks	38.0
Consumer Discretionary	1.0
Consumer Staples	3.1
Energy	4.0
Financials	7.5
Health Care	4.7
Industrials	5.2
Information Technology	5.8
Materials	3.1
Telecommunication Services	1.5
Utilities	2.1
Convertible Bonds	24.0
Consumer Discretionary	3.6
Consumer Staples	0.5
Energy	0.5
Financials	2.8
Health Care	6.3
Industrials	3.3
Materials	1.9
Telecommunication	5.1
Convertible Preferred Stocks	10.8
Consumer Discretionary	0.7
Consumer Staples	1.0
Energy	1.0
Financials	5.1
Industrials	1.0
Utilities	2.0
Corporate Bonds & Notes	24.6
Consumer Discretionary	5.7
Consumer Staples	1.0
Energy	2.4
Financials	2.0
Health Care	2.5
Industrials	4.0
Materials	1.4
Telecommunication	4.6
Utilities	1.0
Money Market Funds	2.6
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

4	Semiannual Report 2012

Columbia Flexible Capital Income Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2012 – November 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,083.70		1,019.55	5.75		5.57	1.10
Class C	1,000.00	1,000.00	1,080.50		1,015.79	9.65		9.35	1.85
Class I	1,000.00	1,000.00	1,086.50		1,021.21	4.03		3.90	0.77
Class R	1,000.00	1,000.00	1,083.30		1,018.30	7.05		6.83	1.35
Class R4	1,000.00	1,000.00	1,013.70	*	1,020.81	0.49	*	4.31	0.85	*
Class R5	1,000.00	1,000.00	1,013.70	*	1,020.86	0.49	*	4.26	0.84	*
Class W	1,000.00	1,000.00	1,083.90		1,019.55	5.75		5.57	1.10
Class Z	1,000.00	1,000.00	1,085.00		1,020.81	4.44		4.31	0.85

*	For the period November 8, 2012 through November 30, 2012. Class R4 & R5 shares commenced operations on November 8, 2012.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2012	5

Columbia Flexible Capital Income Fund

Portfolio of Investments

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 37.3%
Issuer	Shares	Value ($)

Consumer Discretionary 1.0%
Hotels, Restaurants & Leisure 1.0%

Darden Restaurants, Inc.	18,000	951,840

Total Consumer Discretionary		951,840

Consumer Staples 3.1%
Food Products 1.0%

Kellogg Co.	18,000	998,280

Household Products 1.1%

Procter & Gamble Co. (The)	15,000	1,047,450

Tobacco 1.0%

Philip Morris International, Inc.	10,750	966,210

Total Consumer Staples		3,011,940

Energy 3.9%
Oil, Gas & Consumable Fuels 3.9%

Chevron Corp.	14,000	1,479,660

ConocoPhillips	17,500	996,450

Royal Dutch Shell PLC, ADR	21,000	1,406,370

Total		3,882,480

Total Energy		3,882,480

Financials 7.4%
Capital Markets 2.5%

Ares Capital Corp.	56,500	1,002,310

BlackRock, Inc.	7,500	1,477,800

Total		2,480,110

Commercial Banks 1.7%

Cullen/Frost Bankers, Inc.	17,500	955,675

Huntington Bancshares, Inc.	120,000	738,000

Total		1,693,675

Diversified Financial Services 1.1%

JPMorgan Chase & Co.	24,500	1,006,460

Insurance 2.1%

ACE Ltd.	12,800	1,014,144

Travelers Companies, Inc. (The)	15,000	1,062,300

Total		2,076,444

Total Financials		7,256,689

Health Care 4.6%
Biotechnology 1.0%

Amgen, Inc.	11,300	1,003,440

Pharmaceuticals 3.6%

Johnson & Johnson	21,800	1,520,114

Merck & Co., Inc.	23,000	1,018,900

Common Stocks (continued)
Issuer	Shares	Value ($)

Pfizer, Inc.	40,700	1,018,314

Total		3,557,328

Total Health Care		4,560,768

Industrials 5.1%
Aerospace & Defense 1.0%

Raytheon Co.	18,000	1,028,340

Commercial Services & Supplies 1.1%

Republic Services, Inc.	36,500	1,039,155

Industrial Conglomerates 1.0%

General Electric Co.	44,500	940,285

Machinery 1.0%

Stanley Black & Decker, Inc.	14,300	1,028,313

Road & Rail 1.0%

CSX Corp.	50,000	988,000

Total Industrials		5,024,093

Information Technology 5.8%
Computers & Peripherals 1.9%

Apple, Inc.	1,600	936,448

Diebold, Inc.	32,500	972,075

Total		1,908,523

IT Services 1.0%

Automatic Data Processing, Inc.	17,000	964,920

Semiconductors & Semiconductor Equipment 1.9%

Analog Devices, Inc.	24,500	994,700

Intel Corp.	45,000	880,650

Total		1,875,350

Software 1.0%

Microsoft Corp.	35,000	931,700

Total Information Technology		5,680,493

Materials 3.0%
Chemicals 2.0%

Dow Chemical Co. (The)	33,500	1,011,365

EI du Pont de Nemours & Co.	22,000	949,080

Total		1,960,445

Paper & Forest Products 1.0%

International Paper Co.	27,000	1,002,780

Total Materials		2,963,225

Telecommunication Services 1.4%
Diversified Telecommunication Services 1.4%

Verizon Communications, Inc.	32,000	1,411,840

Total Telecommunication Services		1,411,840

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2012

Columbia Flexible Capital Income Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Utilities 2.0%
Electric Utilities 0.9%

Duke Energy Corp.	15,000	957,300

Multi-Utilities 1.1%

CMS Energy Corp.	43,500	1,062,705

Total Utilities		2,020,005

Total Common Stocks
(Cost: $35,098,514)		36,763,373

Convertible Preferred Stocks 10.7%
Consumer Discretionary 0.7%
Auto Components 0.7%

Goodyear Tire & Rubber Co., (The), 5.875%	16,200	728,028

Total Consumer Discretionary		728,028

Consumer Staples 1.0%
Food Products 1.0%

Bunge Ltd., 4.875%	9,500	970,634

Total Consumer Staples		970,634

Energy 1.0%
Oil, Gas & Consumable Fuels 1.0%

Chesapeake Energy Corp., 5.000%	1,000	74,625

Chesapeake Energy Corp., 5.750%(a)	1,050	931,875

Total		1,006,500

Total Energy		1,006,500

Financials 5.0%
Commercial Banks 1.0%

Wells Fargo & Co., 7.500%	790	976,440

Diversified Financial Services 2.1%

Bank of America Corp., 7.250%	900	1,001,700

Citigroup, Inc., 7.500%	10,300	1,033,605

Total		2,035,305

Real Estate Investment Trusts (REITs) 1.9%

Alexandria Real Estate Equities, Inc., 7.000%	36,700	977,138

Health Care REIT, Inc., 6.500%	16,500	927,300

Total		1,904,438

Total Financials		4,916,183

Industrials 1.0%
Aerospace & Defense 1.0%

United Technologies Corp., 7.500%	18,000	984,960

Total Industrials		984,960

Convertible Preferred Stocks (continued)
Issuer	Shares	Value ($)

Utilities 2.0%
Electric Utilities 2.0%

NextEra Energy, Inc., 5.599%	19,000	955,510

PPL Corp., 8.750%	18,500	995,300

Total		1,950,810

Total Utilities		1,950,810

Total Convertible Preferred Stocks
(Cost: $9,906,455)		10,557,115

Corporate Bonds & Notes 24.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.0%
ADS Tactical, Inc. Senior Secured(a)
04/01/18	11.000%	500,000	493,750

Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	471,000	513,390

Total			1,007,140

Automotive 2.3%
Allison Transmission, Inc.(a)
05/15/19	7.125%	900,000	958,500

Visteon Corp.
04/15/19	6.750%	1,260,000	1,329,300

Total			2,287,800

Banking 1.1%
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	931,000	1,021,772

Construction Machinery 2.0%
Manitowoc Co., Inc. (The)
02/15/18	9.500%	900,000	1,004,625

United Rentals North America, Inc.
09/15/20	8.375%	900,000	993,375

Total			1,998,000

Diversified Manufacturing 0.4%
Tomkins LLC/Inc. Secured
10/01/18	9.000%	324,000	362,880

Electric 1.0%
AES Corp. Senior Unsecured
07/01/21	7.375%	900,000	996,750

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	7

Columbia Flexible Capital Income Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 1.0%
Cott Beverages, Inc.
11/15/17	8.375%	900,000	978,750

Health Care 1.4%
HCA, Inc. Senior Secured
03/15/22	5.875%	850,000	924,375

Rural/Metro Corp. Senior Unsecured(a)
07/15/19	10.125%	500,000	475,000

Total			1,399,375

Independent Energy 2.4%
Goodrich Petroleum Corp.
03/15/19	8.875%	1,500,000	1,413,750

Laredo Petroleum, Inc.
02/15/19	9.500%	800,000	896,000

Total			2,309,750

Media Non-Cable 1.1%
AMC Networks, Inc.
07/15/21	7.750%	900,000	1,026,000

Metals 1.4%
Alpha Natural Resources, Inc.
04/15/18	9.750%	1,000,000	1,040,000

Molycorp, Inc. Senior Secured(a)
06/01/20	10.000%	400,000	360,000

Total			1,400,000

Non-Captive Diversified 1.0%
International Lease Finance Corp. Senior Unsecured
08/15/22	5.875%	900,000	919,936

Pharmaceuticals 1.0%
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured(a)
12/01/19	9.500%	882,000	992,250

Restaurants 0.4%
Shearers Escrow Corp.(a)
11/01/19	9.000%	375,000	385,313

Retailers 2.9%
99 Cent Only Stores
12/15/19	11.000%	450,000	513,000

J. Crew Group, Inc.
03/01/19	8.125%	400,000	420,000

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Michaels Stores, Inc.
11/01/18	7.750%	900,000	975,375

Rite Aid Corp.
03/15/20	9.250%	700,000	714,000

Senior Unsecured
02/15/27	7.700%	340,000	266,900

Total			2,889,275

Transportation Services 0.5%
Hertz Corp. (The)(a)
10/15/20	5.875%	500,000	516,250

Wireless 2.0%
Sprint Nextel Corp.(a)
11/15/18	9.000%	1,200,000	1,476,000

Wind Acquisition Finance SA Secured(a)
07/15/17	11.750%	500,000	511,250

Total			1,987,250

Wirelines 1.5%
Level 3 Financing, Inc.(a)
06/01/20	7.000%	500,000	508,750

Qwest Corp. Senior Unsecured
12/01/21	6.750%	838,000	983,175

Total			1,491,925

Total Corporate Bonds & Notes
(Cost: $23,062,746)			23,970,416

Convertible Bonds 23.7%
Airlines 0.5%
United Continental Holdings, Inc.
06/30/21	4.500%	520,000	496,548

Automotive 1.0%
Navistar International Corp. Senior Subordinated Notes
10/15/14	3.000%	1,120,000	1,024,800

Banking 0.5%
Walter Investment Management Corp. Senior Subordinated Notes
11/01/19	4.500%	500,000	526,250

Building Materials 1.0%
Cemex SAB de CV Subordinated Notes
03/15/15	4.875%	950,000	973,750

Gaming 1.4%
MGM Resorts International
04/15/15	4.250%	1,390,000	1,415,194

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2012

Columbia Flexible Capital Income Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 3.1%
HeartWare International, Inc. Senior Unsecured
12/15/17	3.500%	470,000	541,381

Insulet Corp. Senior Unsecured
06/15/16	3.750%	470,000	522,640

NuVasive, Inc. Senior Unsecured
07/01/17	2.750%	1,150,000	984,515

Omnicare, Inc.
04/01/42	3.750%	1,000,000	996,670

Total			3,045,206

Home Construction 1.1%
Lennar Corp.(a)
11/15/21	3.250%	580,000	1,030,588

Independent Energy 0.5%
Endeavour International Corp.
07/15/16	5.500%	590,000	510,350

Media Non-Cable 1.0%
Liberty Interactive LLC Senior Unsecured
03/15/31	3.250%	1,030,000	957,900

Metals 0.9%
Jaguar Mining, Inc. Senior Unsecured(a)
11/01/14	4.500%	500,000	246,250

James River Coal Co. Senior Unsecured
12/01/15	4.500%	900,000	408,634

Molycorp, Inc. Senior Unsecured
06/15/16	3.250%	400,000	230,160

Total			885,044

Non-Captive Consumer 0.7%
DFC Global Corp. Senior Unsecured(a)
04/15/17	3.250%	679,000	723,298

Other Financial Institutions 1.0%
Forest City Enterprises, Inc. Senior Unsecured
08/15/18	4.250%	900,000	929,925

Other Industry 0.5%
WESCO International, Inc.
09/15/29	6.000%	200,000	476,750

Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 3.1%
Dendreon Corp. Senior Unsecured
01/15/16	2.875%	2,100,000	1,408,119

InterMune, Inc. Senior Unsecured
09/15/18	2.500%	600,000	472,125

Medivation, Inc. Senior Unsecured
04/01/17	2.625%	400,000	515,500

Vertex Pharmaceuticals, Inc. Senior Subordinated Notes
10/01/15	3.350%	580,000	649,238

Total			3,044,982

Railroads 1.0%
Greenbrier Companies, Inc. Senior Unsecured
04/01/18	3.500%	1,050,000	997,500

Technology 4.1%
Ciena Corp. Senior Unsecured(a)
10/15/18	3.750%	850,000	935,782

Ixia Senior Notes
12/15/15	3.000%	480,000	537,900

Mentor Graphics Corp.
04/01/31	4.000%	920,000	1,029,825

Nuance Communications, Inc. Senior Unsecured
11/01/31	2.750%	860,000	942,775

TiVo, Inc. Senior Unsecured(a)
03/15/16	4.000%	450,000	584,156

Total			4,030,438

Tobacco 0.5%
Vector Group Ltd.(b)
01/15/19	7.500%	460,000	501,993

Transportation Services 1.2%
DryShips, Inc. Senior Unsecured
12/01/14	5.000%	900,000	699,188

Wabash National Corp. Senior Unsecured
05/01/18	3.375%	490,000	513,412

Total			1,212,600

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	9

Columbia Flexible Capital Income Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Non-Captive Diversified 0.6%
Air Lease Corp. Senior Unsecured(a)
12/01/18	3.875%	500,000	539,530

Total Non-Captive Diversified			539,530

Total Convertible Bonds
(Cost: $22,228,969)			23,322,646

Money Market Funds 2.5%
	Shares	Value ($)
JPMorgan Prime Money Market Fund, 0.010%(c)	2,476,588	2,476,588

Total Money Market Funds
(Cost: $2,476,588)		2,476,588

Total Investments
(Cost: $92,773,272)		97,090,138

Other Assets & Liabilities, Net		1,421,741

Net Assets		98,511,879

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, the value of these securities amounted to $11,668,542 or 11.84% of net assets.

(b)	Variable rate security. The interest rate shown reflects the rate as of November 30, 2012.

(c)	The rate shown is the seven-day current annualized yield at November 30, 2012.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2012

Columbia Flexible Capital Income Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	951,840	—	—	951,840

Consumer Staples	3,011,940	—	—	3,011,940

Energy	3,882,480	—	—	3,882,480

Financials	7,256,689	—	—	7,256,689

Health Care	4,560,768	—	—	4,560,768

Industrials	5,024,093	—	—	5,024,093

Information Technology	5,680,493	—	—	5,680,493

Materials	2,963,225	—	—	2,963,225

Telecommunication Services	1,411,840	—	—	1,411,840

Utilities	2,020,005	—	—	2,020,005

Convertible Preferred Stocks

Consumer Discretionary	728,028	—	—	728,028

Consumer Staples	—	970,634	—	970,634

Energy	—	1,006,500	—	1,006,500

Financials	3,939,045	977,138	—	4,916,183

Industrials	984,960	—	—	984,960

Utilities	995,300	955,510	—	1,950,810

Total Equity Securities	43,410,706	3,909,782	—	47,320,488

Bonds

Corporate Bonds & Notes	—	23,970,416	—	23,970,416

Convertible Bonds	—	23,322,646	—	23,322,646

Total Bonds	—	47,293,062	—	47,293,062

Other

Money Market Funds	2,476,588	—	—	2,476,588

Total Other	2,476,588	—	—	2,476,588

Total	45,887,294	51,202,844	—	97,090,138

See the Portfolio of Investments for all investment classifications not indicated in the table.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	11

Columbia Flexible Capital Income Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end, November 30, 2012.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets was deemed not to be active and fair values were consequently obtained using the observable market inputs rather than quoted prices for identical assets as of period end, November 30, 2012.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
4,609,048	952,320	952,320	4,609,048

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2012

Columbia Flexible Capital Income Fund

Statement of Assets and Liabilities

November 30, 2012 (Unaudited)

Assets

Investments, at value

(identified cost $92,773,272)	$97,090,138

Receivable for:

Investments sold	460,623

Capital shares sold	124,374

Dividends	189,052

Interest	702,424

Expense reimbursement due from Investment Manager	755

Prepaid expenses	2,409

Total assets	98,569,775

Liabilities

Payable for:

Capital shares purchased	24,917

Investment management fees	1,585

Distribution and/or service fees	125

Transfer agent fees	11,918

Administration fees	161

Compensation of board members	4,093

Other expenses	15,097

Total liabilities	57,896

Net assets applicable to outstanding capital stock	$98,511,879

Represented by

Paid-in capital	$91,841,454

Undistributed net investment income	1,122,051

Accumulated net realized gain	1,231,508

Unrealized appreciation (depreciation) on:

Investments	4,316,866

Total — representing net assets applicable to outstanding capital stock	$98,511,879

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	13

Columbia Flexible Capital Income Fund

Statement of Assets and Liabilities (continued)

November 30, 2012 (Unaudited)

Class A

Net assets	$7,414,776

Shares outstanding	673,263

Net asset value per share	$11.01

Maximum offering price per share(a)	$11.68

Class C

Net assets	$408,079

Shares outstanding	37,206

Net asset value per share	$10.97

Class I

Net assets	$79,074,938

Shares outstanding	7,177,075

Net asset value per share	$11.02

Class R

Net assets	$2,752

Shares outstanding	250

Net asset value per share	$11.01

Class R4

Net assets	$2,533

Shares outstanding	229

Net asset value per share(b)	$11.08

Class R5

Net assets	$2,533

Shares outstanding	229

Net asset value per share(b)	$11.08

Class W

Net assets	$9,359,378

Shares outstanding	850,031

Net asset value per share	$11.01

Class Z

Net assets	$2,246,890

Shares outstanding	204,005

Net asset value per share	$11.01

(a)	The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2012

Columbia Flexible Capital Income Fund

Statement of Operations

Six Months Ended November 30, 2012 (Unaudited)

Net investment income

Income:

Dividends	$1,140,961

Interest	1,377,892

Foreign taxes withheld	(5,483)

Total income	2,513,370

Expenses:

Investment management fees	292,722

Distribution and/or service fees

Class A	7,397

Class C	1,381

Class R	7

Class W	10,932

Transfer agent fees

Class A	24,113

Class C	1,117

Class R	11

Class R4(a)	1

Class W	35,734

Class Z	6,923

Administration fees	29,768

Compensation of board members	5,048

Custodian fees	1,072

Printing and postage fees	33,508

Registration fees	61,347

Professional fees	19,026

Other	6,607

Total expenses	536,714
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(125,871)

Total net expenses	410,843

Net investment income	2,102,527

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	1,645,603

Net realized gain	1,645,603

Net change in unrealized appreciation (depreciation) on:

Investments	4,472,823

Net change in unrealized appreciation (depreciation)	4,472,823

Net realized and unrealized gain	6,118,426

Net increase in net assets resulting from operations	$8,220,953

(a)	Class R4 is for the period from November 8, 2012 (commencement of operations) to November 30, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	15

Columbia Flexible Capital Income Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012(a)
Operations

Net investment income	$2,102,527	$1,534,796

Net realized gain (loss)	1,645,603	(417,610)

Net change in unrealized appreciation (depreciation)	4,472,823	(155,957)

Net increase in net assets resulting from operations	8,220,953	961,229

Distributions to shareholders:

Net investment income

Class A	(88,562)	(64,415)

Class C	(3,009)	(1,448)

Class I	(1,462,443)	(705,885)

Class R	(38)	(37)

Class W	(136,796)	(41)

Class Z	(27,995)	(17,924)

Net realized gains

Class A	—	(380)

Class C	—	(7)

Class I	—	(3,631)

Class Z	—	(94)

Total distributions to shareholders	(1,718,843)	(793,862)

Increase (decrease) in net assets from capital stock activity	(4,180,447)	96,022,849

Total increase in net assets	2,321,663	96,190,216

Net assets at beginning of period	96,190,216	—

Net assets at end of period	$98,511,879	$96,190,216

Undistributed net investment income	$1,122,051	$738,367

(a)	For the period from July 28, 2011 (commencement of operations) to May 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2012

Columbia Flexible Capital Income Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2012 (Unaudited)(a)		Year Ended May 31, 2012(b)
	Shares	Dollars($)	Shares	Dollars($)
Capital stock activity

Class A shares

Subscriptions	191,086	2,081,269	501,540	4,982,434

Distributions reinvested	8,233	88,520	6,378	64,272

Redemptions	(13,480)	(145,014)	(20,494)	(218,028)

Net increase	185,839	2,024,775	487,424	4,828,678

Class C shares

Subscriptions	19,415	211,711	19,452	199,629

Distributions reinvested	277	2,976	138	1,420

Redemptions	(1,242)	(13,623)	(834)	(8,636)

Net increase	18,450	201,064	18,756	192,413

Class I shares

Subscriptions	81,290	880,408	8,034,313	82,845,731

Distributions reinvested	127,660	1,369,076	59,849	616,224

Redemptions	(962,424)	(10,518,396)	(163,613)	(1,718,743)

Net increase (decrease)	(753,474)	(8,268,912)	7,930,549	81,743,212

Class R shares

Subscriptions	—	—	250	2,500

Net increase	—	—	250	2,500

Class R4 shares

Subscriptions	229	2,500	—	—

Net increase	229	2,500	—	—

Class R5 shares

Subscriptions	229	2,500	—	—

Net increase	229	2,500	—	—

Class W shares

Subscriptions	134,064	1,451,822	790,664	8,364,999

Distributions reinvested	12,740	136,753	—	—

Redemptions	(70,147)	(760,983)	(17,290)	(182,678)

Net increase	76,657	827,592	773,374	8,182,321

Class Z shares

Subscriptions	97,311	1,056,800	107,348	1,055,753

Distributions reinvested	2,584	27,950	1,796	17,972

Redemptions	(5,034)	(54,716)	—	—

Net increase	94,861	1,030,034	109,144	1,073,725

Total net increase (decrease)	(377,209)	(4,180,447)	9,319,497	96,022,849

(a)	Class R4 and Class R5 are for the period from November 8, 2012 (commencement of operations) to November 30, 2012.
(b)	For the period from July 28, 2011 (commencement of operations) to May 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	17

Columbia Flexible Capital Income Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

Class A	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31, 2012(a)
Per share data
Net asset value, beginning of period	$10.32		$10.00

Income from investment operations:

Net investment income	0.21		0.33

Net realized and unrealized gain	0.65		0.16	(b)

Total from investment operations	0.86		0.49

Less distributions to shareholders:

Net investment income	(0.17)		(0.17)

Net realized gains	—		(0.00	)(c)

Total distributions to shareholders	(0.17)		(0.17)

Net asset value, end of period	$11.01		$10.32

Total return	8.37%		4.97%

Ratios to average net assets(d)

Total gross expenses	1.98	%(e)	2.02	%(e)

Total net expenses(f)	1.10	%(e)	1.10	%(e)

Net investment income	3.97	%(e)	3.91	%(e)

Supplemental data

Net assets, end of period (in thousands)	$7,415		$5,029

Portfolio turnover	33%		36%

Notes to Financial Highlights

(a)	For the period from July 28, 2011 (commencement of operations) to May 31, 2012.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	Rounds to less than $0.01.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2012

Columbia Flexible Capital Income Fund

Financial Highlights (continued)

Class C	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31, 2012(a)
Per share data
Net asset value, beginning of period	$10.28		$10.00

Income from investment operations:

Net investment income	0.17		0.27

Net realized and unrealized gain	0.65		0.15	(b)

Total from investment operations	0.82		0.42

Less distributions to shareholders:

Net investment income	(0.13)		(0.14)

Net realized gains	—		(0.00	)(c)

Total distributions to shareholders	(0.13)		(0.14)

Net asset value, end of period	$10.97		$10.28

Total return	8.05%		4.27%

Ratios to average net assets(d)

Total gross expenses	2.74	%(e)	2.73	%(e)

Total net expenses(f)	1.85	%(e)	1.85	%(e)

Net investment income	3.20	%(e)	3.18	%(e)

Supplemental data

Net assets, end of period (in thousands)	$408		$193

Portfolio turnover	33%		36%

Notes to Financial Highlights

(a)	For the period from July 28, 2011 (commencement of operations) to May 31, 2012.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	Rounds to less than $0.01.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	19

Columbia Flexible Capital Income Fund

Financial Highlights (continued)

Class I	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31, 2012(a)
Per share data
Net asset value, beginning of period	$10.32		$10.00

Income from investment operations:

Net investment income	0.23		0.37

Net realized and unrealized gain	0.66		0.14	(b)

Total from investment operations	0.89		0.51

Less distributions to shareholders:

Net investment income	(0.19)		(0.19)

Net realized gains	—		(0.00	)(c)

Total distributions to shareholders	(0.19)		(0.19)

Net asset value, end of period	$11.02		$10.32

Total return	8.65%		5.14%

Ratios to average net assets(d)

Total gross expenses	0.90	%(e)	1.12	%(e)

Total net expenses(f)	0.77	%(e)	0.74	%(e)

Net investment income	4.28	%(e)	4.19	%(e)

Supplemental data

Net assets, end of period (in thousands)	$79,075		$81,861

Portfolio turnover	33%		36%

Notes to Financial Highlights

(a)	For the period from July 28, 2011 (commencement of operations) to May 31, 2012.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	Rounds to less than $0.01.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2012

Columbia Flexible Capital Income Fund

Financial Highlights (continued)

Class R	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31, 2012(a)
Per share data
Net asset value, beginning of period	$10.31		$10.00

Income from investment operations:

Net investment income	0.20		0.30

Net realized and unrealized gain	0.65		0.16	(b)

Total from investment operations	0.85		0.46

Less distributions to shareholders:

Net investment income	(0.15)		(0.15)

Net realized gains	—		(0.00	)(c)

Total distributions to shareholders	(0.15)		(0.15)

Net asset value, end of period	$11.01		$10.31

Total return	8.33%		4.64%

Ratios to average net assets(d)

Total gross expenses	2.22	%(e)	2.42	%(e)

Total net expenses(f)	1.35	%(e)	1.35	%(e)

Net investment income	3.74	%(e)	3.48	%(e)

Supplemental data

Net assets, end of period (in thousands)	$3		$3

Portfolio turnover	33%		36%

Notes to Financial Highlights

(a)	For the period from July 28, 2011 (commencement of operations) to May 31, 2012.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	Rounds to less than $0.01.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	21

Columbia Flexible Capital Income Fund

Financial Highlights (continued)

Class R4	Six Months Ended November 30, 2012(a) (Unaudited)
Per share data
Net asset value, beginning of period	$10.93

Income from investment operations:

Net investment income	0.03

Net realized and unrealized gain	0.12

Total from investment operations	0.15

Net asset value, end of period	$11.08

Total return	1.37%

Ratios to average net assets(b)

Total gross expenses	1.94	%(c)

Total net expenses(d)	0.85	%(c)

Net investment income	5.06	%(c)

Supplemental data

Net assets, end of period (in thousands)	$3

Portfolio turnover	33%

Notes to Financial Highlights

(a)	For the period from November 8, 2012 (commencement of operations) to November 30, 2012.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2012

Columbia Flexible Capital Income Fund

Financial Highlights (continued)

Class R5	Six Months Ended November 30, 2012(a) (Unaudited)
Per share data
Net asset value, beginning of period	$10.93

Income from investment operations:

Net investment income	0.03

Net realized and unrealized gain	0.12

Total from investment operations	0.15

Net asset value, end of period	$11.08

Total return	1.37%

Ratios to average net assets(b)

Total gross expenses	1.25	%(c)

Total net expenses(d)	0.84	%(c)

Net investment income	5.08	%(c)

Supplemental data

Net assets, end of period (in thousands)	$3

Portfolio turnover	33%

Notes to Financial Highlights

(a)	For the period from November 8, 2012 (commencement of operations) to November 30, 2012.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	23

Columbia Flexible Capital Income Fund

Financial Highlights (continued)

Class W	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31, 2012(a)
Per share data
Net asset value, beginning of period	$10.32		$10.00

Income from investment operations:

Net investment income	0.21		0.28

Net realized and unrealized gain	0.65		0.21	(b)

Total from investment operations	0.86		0.49

Less distributions to shareholders:

Net investment income	(0.17)		(0.17)

Net realized gains	—		(0.00	)(c)

Total distributions to shareholders	(0.17)		(0.17)

Net asset value, end of period	$11.01		$10.32

Total return	8.39%		4.92%

Ratios to average net assets(d)

Total gross expenses	1.97	%(e)	1.76	%(e)

Total net expenses(f)	1.10	%(e)	1.10	%(e)

Net investment income	3.96	%(e)	3.23	%(e)

Supplemental data

Net assets, end of period (in thousands)	$9,359		$7,979

Portfolio turnover	33%		36%

Notes to Financial Highlights

(a)	For the period from July 28, 2011 (commencement of operations) to May 31, 2012.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	Rounds to less than $0.01.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2012

Columbia Flexible Capital Income Fund

Financial Highlights (continued)

Class Z	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31, 2012(a)
Per share data
Net asset value, beginning of period	$10.32		$10.00

Income from investment operations:

Net investment income	0.23		0.36

Net realized and unrealized gain	0.64		0.14	(b)

Total from investment operations	0.87		0.50

Less distributions to shareholders:

Net investment income	(0.18)		(0.18)

Net realized gains	—		(0.00	)(c)

Total distributions to shareholders	(0.18)		(0.18)

Net asset value, end of period	$11.01		$10.32

Total return	8.50%		5.09%

Ratios to average net assets(d)

Total gross expenses	1.73	%(e)	1.82	%(e)

Total net expenses(f)	0.85	%(e)	0.85	%(e)

Net investment income	4.25	%(e)	4.16	%(e)

Supplemental data

Net assets, end of period (in thousands)	$2,247		$1,126

Portfolio turnover	33%		36%

Notes to Financial Highlights

(a)	For the period from July 28, 2011 (commencement of operations) to May 31, 2012.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	Rounds to less than $0.01.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	25

Columbia Flexible Capital Income Fund

Notes to Financial Statements

November 30, 2012 (Unaudited)

Note 1. Organization

Columbia Flexible Capital Income Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class I, Class R, Class R4, Class R5, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares are not subject to sales charges and are only available to investors purchasing through authorized investment professionals. Class R4 shares commenced operations on November 8, 2012.

Class R5 shares are not subject to sales charges and are only available to investors purchasing through authorized investment professionals. Class R5 shares commenced operations on November 8, 2012.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including

26	Semiannual Report 2012

Columbia Flexible Capital Income Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Semiannual Report 2012	27

Columbia Flexible Capital Income Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.59% to 0.50% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2012 was 0.59% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.04% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2012 was 0.06% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended November 30, 2012, other expenses paid to this company were $655.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

28	Semiannual Report 2012

Columbia Flexible Capital Income Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 share.

For the six months ended November 30, 2012, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.81%
Class C	0.81
Class R	0.80
Class R4	0.73
Class R5	0.05
Class W	0.81
Class Z	0.81

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2012, no minimum account balance fees were charged by the Fund.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class C shares. For Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,000 Class C shares. These amounts are based on the most recent information available as of September 30, 2012, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $2,769 for Class A and $71 for Class C shares for the six months ended November 30, 2012.

Semiannual Report 2012	29

Columbia Flexible Capital Income Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective August 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through September 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.10%
Class C	1.85
Class I	0.79
Class R	1.35
Class R4	0.85
Class R5	0.84
Class W	1.10
Class Z	0.85

Prior to August 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.10%
Class C	1.85
Class I	0.74
Class R	1.35
Class W	1.10
Class Z	0.85

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2012, the cost of investments for federal income tax purposes was approximately $92,773,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$5,286,000
Unrealized depreciation	(969,000)
Net unrealized appreciation	$4,317,000

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat post-October capital losses of $357,864 at May 31, 2012 as arising on June 1, 2012.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $31,671,077 and $36,070,927, respectively, for the six months ended November 30, 2012.

Note 6. Shareholder Concentration

At November 30, 2012, one unaffiliated shareholder account owned 15.4% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Affiliated shareholder accounts owned 80.4% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

30	Semiannual Report 2012

Columbia Flexible Capital Income Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended November 30, 2012.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012	31

Columbia Flexible Capital Income Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]

32	Semiannual Report 2012

Columbia Flexible Capital Income Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ended June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012	33

Columbia Flexible Capital Income Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6610 C (1/13)

Semiannual Report November 30, 2012

Columbia High Yield Bond Fund

Columbia High Yield Bond Fund

President’s Message

Dear Shareholders,

Stocks rebound around the world

After a weak second quarter, U.S. stock market averages rebounded in the third quarter, erasing earlier losses and boosting year-to-date returns well into double digits. Welcome news from Europe and additional quantitative easing in the United States by the Federal Reserve Board helped bolster the rally. The Standard & Poor’s 500 Index (S&P 500 Index) rose 6.35% (total return) for the quarter. The Dow Jones Industrial Average advanced 4.32% for the same period. From the beginning of the calendar year through September 30, 2012, the S&P 500 Index was up 16.44% (total return). And, as of the end of September, the S&P 500 Index stood at 1,440 — approximately 8% below its all-time high of 1,565 that was set on October 9, 2007.

Outside the United States, stock markets of both developed and emerging market economies rebounded, as measured in U.S. dollars. Investors responded favorably to the announcement of policy measures aimed to resolve the eurozone crisis, which could potentially have a favorable impact on growth in emerging market economies. A weaker dollar also benefited returns to U.S. investors.

Solid gains for fixed income

Within fixed income, investors appeared to be increasingly willing to take on risk as they abandoned higher quality sectors that dominated the performance rankings in the second quarter and favored riskier sectors, where yield spreads tightened by a significant margin. Fixed-income returns were strong, but unlike equities, they have been less volatile, accumulating steadily over the course of the year. Gains were the highest for high-yield and emerging market bonds. By contrast, government issued debt securities eked out smaller gains.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>	Detailed up-to-date fund performance and portfolio information

>	Economic analysis and market commentary

>	Quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia High Yield Bond Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia High Yield Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia High Yield Bond Fund (the Fund) Class A shares returned 8.88% excluding sales charges for the six months ended November 30, 2012.

>

The Fund outperformed both its new primary benchmark, the BofA Merrill Lynch U.S. High Yield Cash Pay Constrained Index, which returned 8.35% and its former primary benchmark, the JPMorgan Global High Yield Index, which returned 8.62% during the same period.

Average Annual Total Returns (%) (for period ended November 30, 2012)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	12/08/83
Excluding sales charges		8.88	17.00	9.01	9.78
Including sales charges		3.66	11.56	7.95	9.25
Class B	03/20/95
Excluding sales charges		8.47	16.56	8.19	8.95
Including sales charges		3.47	11.56	7.89	8.95
Class C	06/26/00
Excluding sales charges		8.52	16.21	8.20	8.94
Including sales charges		7.52	15.21	8.20	8.94
Class I*	03/04/04	8.72	17.48	9.36	10.12
Class K (formerly Class R4)	03/20/95	8.54	17.10	9.15	9.94
Class R*	12/11/06	8.73	17.10	8.66	9.46
Class R4* (formerly Class R3)	12/11/06	8.80	17.21	8.95	9.70
Class R5*	12/11/06	9.07	17.83	9.38	9.99
Class W*	12/01/06	8.92	17.52	8.97	9.70
Class Y*	11/08/12	8.89	17.01	9.01	9.78
Class Z*	09/27/10	9.02	17.28	9.12	9.84
BofA Merrill Lynch U.S. High Yield Cash Pay Constrained Index		8.35	16.45	9.74	10.20
JPMorgan Global High Yield Index		8.62	17.26	10.16	10.65

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The BofA Merrill Lynch U.S. High Yield Cash Pay Constrained Index tracks the performance of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period that is publicly issued in the U.S. domestic market.

The JPMorgan Global High Yield Index is designed to mirror the investable universe of the U.S. dollar global high yield corporate debt market, including domestic and international issues.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2012

Columbia High Yield Bond Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at November 30, 2012)
Corporate Bonds & Notes	92.3
Consumer Discretionary	14.6
Consumer Staples	1.5
Energy	12.6
Financials	6.4
Health Care	10.5
Industrials	8.4
Materials	10.7
Telecommunication	22.6
Utilities	5.0
Senior Loans	5.1
Consumer Discretionary	1.0
Consumer Staples	0.3
Financials	1.4
Health Care	0.5
Industrials	0.5
Materials	0.9
Telecommunication	0.5
Common Stocks	0.0	(a)
Consumer Discretionary	0.0	(a)
Warrants	0.0	(a)
Limited Partnerships	0.0	(a)
Money Market Funds	2.6
Total	100.0

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s portfolio composition is subject to change.

(a)	Rounds to less than 0.1%.

Quality Breakdown (%) (at November 30, 2012)
BBB rating	0.8
BB rating	32.6
B rating	51.5
CCC rating	14.4
CC rating	0.1
Not rated	0.6
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the average of the ratings from Moody’s, S&P, and Fitch. When a rating from only two agencies is available, the average of the two is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by any of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Brian Lavin, CFA

Jennifer Ponce de Leon

Semiannual Report 2012	3

Columbia High Yield Bond Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2012 – November 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,088.80		1,019.75	5.55		5.37	1.06
Class B	1,000.00	1,000.00	1,084.70		1,015.99	9.46		9.15	1.81
Class C	1,000.00	1,000.00	1,085.20		1,015.99	9.46		9.15	1.81
Class I	1,000.00	1,000.00	1,087.20		1,021.76	3.45		3.35	0.66
Class K (formerly Class R4)	1,000.00	1,000.00	1,085.40		1,020.26	5.02		4.86	0.96
Class R	1,000.00	1,000.00	1,087.30		1,018.50	6.85		6.63	1.31
Class R4 (formerly Class R3)	1,000.00	1,000.00	1,088.00		1,019.40	5.91		5.72	1.13
Class R5	1,000.00	1,000.00	1,090.70		1,021.51	3.72		3.60	0.71
Class W	1,000.00	1,000.00	1,089.20		1,019.75	5.55		5.37	1.06
Class Y	1,000.00	1,000.00	1,006.90	*	1,022.16	0.33	*	2.94	0.58	*
Class Z	1,000.00	1,000.00	1,090.20		1,021.01	4.24		4.10	0.81

*	For the period November 8, 2012 through November 30, 2012. Class Y shares commenced operations on November 8, 2012.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until September 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.83% for Class R4. Any amounts waived will not be reimbursed by the Fund. This change was effective October 27, 2012. If this change had been in place for the entire six month period ended November 30, 2012, the actual expenses paid would have been $4.34 for Class R4; the hypothetical expenses paid would have been $4.20 for Class R4.

4	Semiannual Report 2012

Columbia High Yield Bond Fund

Portfolio of Investments

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 91.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 3.2%
ADS Tactical, Inc. Senior Secured(a)
04/01/18	11.000%	11,620,000	11,474,750

B/E Aerospace, Inc. Senior Unsecured
04/01/22	5.250%	5,475,000	5,748,750

Huntington Ingalls Industries, Inc.
03/15/18	6.875%	4,887,000	5,241,307
03/15/21	7.125%	7,108,000	7,685,525

Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	14,825,000	16,159,250

Oshkosh Corp.
03/01/20	8.500%	4,658,000	5,182,025

TransDigm, Inc.(a)
10/15/20	5.500%	3,178,000	3,249,505

Total			54,741,112

Automotive 2.0%
Allison Transmission, Inc.(a)
05/15/19	7.125%	3,958,000	4,215,270

Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/19	8.000%	564,000	615,465
06/15/21	8.250%	7,493,000	8,251,666

Dana Holding Corp. Senior Unsecured
02/15/19	6.500%	1,390,000	1,459,500
02/15/21	6.750%	2,179,000	2,298,845

Delphi Corp.
05/15/19	5.875%	2,373,000	2,562,840

Lear Corp.
03/15/18	7.875%	4,781,000	5,175,433

Visteon Corp.
04/15/19	6.750%	10,063,000	10,616,465

Total			35,195,484

Banking 0.3%
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	4,285,000	4,702,788

Brokerage 0.3%
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	1,775,000	1,790,531

Nuveen Investments, Inc. Senior Unsecured(a)
10/15/20	9.500%	3,827,000	3,865,270

Total			5,655,801

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.7%
Interface, Inc.
12/01/18	7.625%	1,441,000	1,550,876

Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	4,486,000	4,463,570

Nortek, Inc.
12/01/18	10.000%	899,000	1,000,138
04/15/21	8.500%	3,905,000	4,246,687

Total			11,261,271

Chemicals 4.4%
Celanese U.S. Holdings LLC
06/15/21	5.875%	2,524,000	2,820,570

Celanese US Holdings LLC
11/15/22	4.625%	3,056,000	3,155,320

Huntsman International LLC
03/15/21	8.625%	490,000	554,925

Huntsman International LLC(a)
11/15/20	4.875%	1,984,000	1,964,160

JM Huber Corp. Senior Notes(a)
11/01/19	9.875%	4,155,000	4,643,212

LyondellBasell Industries NV Senior Unsecured
11/15/21	6.000%	19,730,000	23,552,687
04/15/24	5.750%	8,004,000	9,604,800

MacDermid, Inc.(a)
04/15/17	9.500%	2,051,500	2,138,689

Momentive Performance Materials, Inc. Senior Secured(a)
10/15/20	8.875%	4,400,000	4,367,000

Nova Chemicals Corp. Senior Unsecured
11/01/19	8.625%	1,497,000	1,706,580

Nufarm Australia Ltd.(a)
10/15/19	6.375%	1,267,000	1,311,345

PQ Corp. Secured(a)
05/01/18	8.750%	13,783,000	14,196,490

Polypore International, Inc.
11/15/17	7.500%	4,965,000	5,380,819

Total			75,396,597

Construction Machinery 2.9%
CNH Capital LLC(a)
11/01/16	6.250%	6,147,000	6,715,597

Case New Holland, Inc.
12/01/17	7.875%	10,993,000	12,944,257

Columbus McKinnon Corp.
02/01/19	7.875%	1,817,000	1,944,190

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	5

Columbia High Yield Bond Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Neff Rental LLC/Finance Corp. Secured(a)
05/15/16	9.625%	6,845,000	6,981,900

Terex Corp.
04/01/20	6.500%	2,307,000	2,422,350

United Rentals North America, Inc.
12/15/19	9.250%	4,245,000	4,818,075
09/15/20	8.375%	3,082,000	3,401,758
06/15/23	6.125%	703,000	722,333
Senior Unsecured
02/01/21	8.250%	2,760,000	3,091,200

United Rentals North America, Inc.(a)
05/15/20	7.375%	2,566,000	2,771,280
04/15/22	7.625%	3,270,000	3,621,525

Total			49,434,465

Consumer Cyclical Services 1.3%
Goodman Networks, Inc. Senior Secured(a)
07/01/18	12.375%	4,334,000	4,734,895

Monitronics International, Inc.
04/01/20	9.125%	2,550,000	2,613,750

Vivint, Inc.(a) Senior Secured
12/01/19	6.375%	11,049,000	10,883,265
Senior Unsecured
12/01/20	8.750%	4,438,000	4,360,335

Total			22,592,245

Consumer Products 1.3%
Alphabet Holding Co., Inc. Senior Unsecured PIK(a)
11/01/17	7.750%	2,157,000	2,200,140

Libbey Glass, Inc. Senior Secured(a)
05/15/20	6.875%	1,848,000	1,963,500

Serta Simmons Holdings LLC Senior Unsecured(a)
10/01/20	8.125%	5,554,000	5,581,770

Spectrum Brands Escrow Corp.(a) Senior Unsecured
11/15/20	6.375%	3,959,000	4,107,463
11/15/22	6.625%	2,032,000	2,128,520

Spectrum Brands, Inc. Senior Secured
06/15/18	9.500%	2,023,000	2,303,691

Spectrum Brands, Inc.(a)
03/15/20	6.750%	4,279,000	4,460,857

Total			22,745,941

Diversified Manufacturing 0.5%
Amsted Industries, Inc. Senior Notes(a)
03/15/18	8.125%	6,202,000	6,620,635

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tomkins LLC/Inc. Secured
10/01/18	9.000%	1,780,000	1,993,600

Total			8,614,235

Electric 1.1%
AES Corp. Senior Unsecured
10/15/17	8.000%	838,000	961,605
06/01/20	8.000%	2,665,000	3,078,075
07/01/21	7.375%	1,779,000	1,970,243

Calpine Corp. Senior Secured(a)
02/15/21	7.500%	7,942,000	8,736,200

GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	4,207,000	4,869,602

Total			19,615,725

Entertainment 0.7%
AMC Entertainment, Inc.
06/01/19	8.750%	5,849,999	6,435,000
12/01/20	9.750%	1,407,000	1,582,875

Speedway Motorsports, Inc.
02/01/19	6.750%	197,000	206,850

United Artists Theatre Circuit, Inc.(b)(c) 1995-A Pass-Through Certificates
07/01/15	9.300%	3,142,715	3,142,715
07/01/15	9.300%	1,012,561	1,012,561

Total			12,380,001

Environmental 0.4%
Clean Harbors, Inc.
08/01/20	5.250%	4,272,000	4,389,480

Clean Harbors, Inc.(a)(d) Senior Unsecured
06/01/21	5.125%	3,283,000	3,356,868

Total			7,746,348

Food and Beverage 0.2%
Cott Beverages, Inc.
09/01/18	8.125%	2,617,000	2,891,785

Gaming 3.0%
Caesars Entertainment Operating Co., Inc. Senior Secured(a)
02/15/20	8.500%	2,595,000	2,543,100

MGM Resorts International
03/01/18	11.375%	5,945,000	7,059,687
Senior Secured
03/15/20	9.000%	3,004,000	3,341,950

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2012

Columbia High Yield Bond Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MGM Resorts International(a)
10/01/20	6.750%	1,681,000	1,693,608

ROC Finance LLC/Corp. Secured(a)
09/01/18	12.125%	4,957,000	5,650,980

Seminole Indian Tribe of Florida(a)
10/01/17	7.750%	2,726,000	2,971,340
10/01/20	7.804%	1,515,000	1,548,769
Senior Secured
10/01/20	6.535%	5,120,000	5,516,186

Seneca Gaming Corp.(a)
12/01/18	8.250%	4,727,000	4,927,897

Studio City Finance Ltd.(a)
12/01/20	8.500%	8,998,000	9,447,900

Tunica-Biloxi Gaming Authority Senior Unsecured(a)
11/15/15	9.000%	8,030,000	7,126,625

Total			51,828,042

Gas Pipelines 3.8%
El Paso LLC
06/15/14	6.875%	98,000	105,230
06/01/18	7.250%	1,098,000	1,268,190
09/15/20	6.500%	18,584,000	20,820,584
01/15/32	7.750%	2,228,000	2,614,135

Hiland Partners LP/Finance Corp.(a)
10/01/20	7.250%	10,700,000	11,194,875

MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	6,068,000	6,614,120
02/15/23	5.500%	5,404,000	5,687,710

Regency Energy Partners LP/Corp.
04/15/23	5.500%	2,316,000	2,431,800

Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	5,867,000	6,365,695
07/15/21	6.500%	7,768,000	8,467,120

Total			65,569,459

Health Care 9.1%
American Renal Associates Holdings, Inc. Senior Unsecured PIK
03/01/16	9.750%	1,403,757	1,484,473

American Renal Holdings, Inc. Senior Secured
05/15/18	8.375%	6,797,000	7,187,827

Amsurg Corp.(a)
11/30/20	5.625%	1,992,000	2,011,920

Biomet, Inc.(a)
08/01/20	6.500%	5,925,000	6,191,625
10/01/20	6.500%	2,693,000	2,666,070

CHS/Community Health Systems, Inc.
11/15/19	8.000%	6,814,000	7,418,742
Senior Secured
08/15/18	5.125%	5,993,000	6,307,632

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ConvaTec Healthcare E SA Senior Unsecured(a)
12/15/18	10.500%	8,703,000	9,486,270

DaVita HealthCare Partners, Inc.
08/15/22	5.750%	4,461,000	4,661,745

Emdeon, Inc.
12/31/19	11.000%	4,375,000	5,020,312

Fresenius Medical Care U.S. Finance II, Inc.(a)
07/31/19	5.625%	1,456,000	1,554,280
01/31/22	5.875%	2,447,000	2,624,408

Fresenius Medical Care U.S. Finance, Inc.(a)
09/15/18	6.500%	1,104,000	1,239,240

HCA, Inc.
02/15/22	7.500%	6,054,000	6,886,425
05/01/23	5.875%	8,110,000	8,393,850
Senior Secured
02/15/20	6.500%	8,248,000	9,258,380
05/01/23	4.750%	2,134,000	2,155,340

Hanger, Inc.
11/15/18	7.125%	1,454,000	1,530,335

Health Management Associates, Inc.
01/15/20	7.375%	3,187,000	3,441,960

HealthSouth Corp.
02/15/20	8.125%	2,387,000	2,622,716

IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	9,966,000	9,417,870

IMS Health, Inc. Senior Unsecured(a)
11/01/20	6.000%	2,804,000	2,895,130

Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured(a)
11/01/18	10.500%	2,390,000	2,485,600

Multiplan, Inc.(a)
09/01/18	9.875%	8,488,000	9,358,020

Omnicare, Inc.
06/01/20	7.750%	857,000	949,128

Physio-Control International, Inc. Senior Secured(a)
01/15/19	9.875%	3,847,000	4,202,848

Physiotherapy Associates Holdings, Inc. Senior Unsecured(a)
05/01/19	11.875%	2,807,000	2,785,948

Radnet Management, Inc.
04/01/18	10.375%	1,800,000	1,822,500

Rural/Metro Corp. Senior Unsecured(a)
07/15/19	10.125%	3,255,000	3,092,250

STHI Holding Corp. Secured(a)
03/15/18	8.000%	1,873,000	2,036,888

Tenet Healthcare Corp.(a)
02/01/20	6.750%	3,261,000	3,305,839

Truven Health Analytics, Inc. Senior Unsecured(a)
06/01/20	10.625%	2,312,000	2,479,620

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	7

Columbia High Yield Bond Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Surgical Partners International, Inc.
04/01/20	9.000%	2,758,000	3,040,695

Universal Hospital Services, Inc. Secured(a)
08/15/20	7.625%	1,561,000	1,623,440

VWR Funding, Inc.(a)
09/15/17	7.250%	1,404,000	1,442,610

Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	4,900,000	5,089,875
02/01/19	7.750%	6,406,000	6,598,180

Vanguard Health Holding Co. II LLC/Inc.(a)
02/01/19	7.750%	1,222,000	1,258,660

Total			156,028,651

Healthcare Insurance 0.3%
AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	3,984,000	4,661,280

Home Construction 1.0%
Beazer Homes USA, Inc.
05/15/19	9.125%	1,715,000	1,775,025

KB Home
03/15/20	8.000%	1,897,000	2,124,640
09/15/22	7.500%	1,566,000	1,699,110

Meritage Homes Corp.
04/01/22	7.000%	1,873,000	2,032,205

Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	3,122,000	3,434,200

Taylor Morrison Communities, Inc./Monarch, Inc.(a)
04/15/20	7.750%	4,021,000	4,222,050
04/15/20	7.750%	1,263,000	1,326,150

Total			16,613,380

Independent Energy 10.9%
Antero Resources Finance Corp.
12/01/17	9.375%	272,000	299,200
08/01/19	7.250%	1,035,000	1,117,800

Carrizo Oil & Gas, Inc.
10/15/18	8.625%	6,402,000	6,802,125

Chaparral Energy, Inc.
11/15/22	7.625%	1,096,000	1,123,400

Chesapeake Energy Corp.
08/15/20	6.625%	10,702,000	11,210,345
02/15/21	6.125%	7,240,000	7,330,500

Comstock Resources, Inc.
06/15/20	9.500%	7,105,000	7,549,062

Concho Resources, Inc.
01/15/21	7.000%	4,063,000	4,479,457
01/15/22	6.500%	809,000	881,810
10/01/22	5.500%	3,987,000	4,116,578
04/01/23	5.500%	4,574,000	4,734,090

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Continental Resources, Inc.
10/01/20	7.375%	2,347,000	2,640,375
04/01/21	7.125%	4,269,000	4,818,634
09/15/22	5.000%	14,693,000	15,574,580

EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	807,000	837,263

EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	8,480,000	9,391,600

Halcon Resources Corp.(a)
05/15/21	8.875%	3,206,000	3,318,210

Kodiak Oil & Gas Corp.
12/01/19	8.125%	14,888,000	16,227,920

Laredo Petroleum, Inc.
02/15/19	9.500%	10,797,000	12,092,640
05/01/22	7.375%	3,994,000	4,323,505

MEG Energy Corp.(a)
03/15/21	6.500%	5,806,000	6,060,012
01/30/23	6.375%	2,226,000	2,309,475

Oasis Petroleum, Inc.
02/01/19	7.250%	6,286,000	6,694,590
11/01/21	6.500%	5,761,000	6,063,452
01/15/23	6.875%	4,224,000	4,466,880

Plains Exploration & Production Co.
11/15/20	6.500%	11,080,000	11,301,600
02/15/23	6.875%	8,354,000	8,604,620

QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	3,110,000	3,568,725
05/01/23	5.250%	10,000,000	10,500,000

Range Resources Corp.
05/15/19	8.000%	2,097,000	2,306,700

SM Energy Co. Senior Unsecured
11/15/21	6.500%	2,397,000	2,528,835
01/01/23	6.500%	1,887,000	1,990,785

Sandridge Energy, Inc.
02/15/23	7.500%	1,880,000	1,959,900

Whiting Petroleum Corp.
10/01/18	6.500%	287,000	309,243

Total			187,533,911

Lodging 0.1%
Choice Hotels International, Inc.
07/01/22	5.750%	1,878,000	2,056,410

Media Cable 3.8%
CCO Holdings LLC/Capital Corp.
01/15/19	7.000%	672,000	727,440
04/30/20	8.125%	3,902,000	4,399,505
01/31/22	6.625%	3,194,000	3,473,475
09/30/22	5.250%	6,031,000	6,076,233

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2012

Columbia High Yield Bond Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC Senior Unsecured
02/15/19	8.625%	4,838,000	5,708,840

CSC Holdings LLC(a) Senior Unsecured
11/15/21	6.750%	4,263,000	4,689,300

Cablevision Systems Corp. Senior Unsecured
04/15/20	8.000%	200,000	221,000
09/15/22	5.875%	3,797,000	3,721,060

Cequel Communications Escrow 1 LLC/Capital Corp. Senior Unsecured(a)
09/15/20	6.375%	2,610,000	2,681,775

DISH DBS Corp.
09/01/19	7.875%	1,784,000	2,109,580
06/01/21	6.750%	11,735,000	13,260,550
07/15/22	5.875%	2,641,000	2,829,171

Quebecor Media, Inc. Senior Unsecured(a)
01/15/23	5.750%	6,020,000	6,245,750

Unitymedia Hessen GmbH & Co. KG NRW Senior Secured(a)(d)
01/15/23	5.500%	4,657,000	4,657,000

Videotron Ltd.
07/15/22	5.000%	3,578,000	3,685,340

Virgin Media Finance PLC
02/15/22	5.250%	402,000	423,105

WaveDivision Escrow LLC/Corp. Senior Unsecured(a)
09/01/20	8.125%	131,000	134,275

Total			65,043,399

Media Non-Cable 7.8%
AMC Networks, Inc.
07/15/21	7.750%	11,163,000	12,725,820

Clear Channel Communications, Inc.
08/01/16	10.750%	3,448,000	2,508,420

Clear Channel Worldwide Holdings Inc, Class A
03/15/20	7.625%	1,323,000	1,276,695

Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	12,414,000	12,165,720

Clear Channel Worldwide Holdings, Inc.(a)
11/15/22	6.500%	3,433,000	3,415,835
11/15/22	6.500%	9,282,000	9,328,410

Getty Images, Inc. Senior Notes(a)
10/15/20	7.000%	6,121,000	6,212,815

Hughes Satellite Systems Corp.
06/15/21	7.625%	8,600,000	9,589,000
Senior Secured
06/15/19	6.500%	2,157,000	2,318,775

Intelsat Jackson Holdings SA
Senior Unsecured 04/01/21	7.500%	3,330,000	3,563,100

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Intelsat Jackson Holdings SA(a) Senior Unsecured
10/15/20	7.250%	8,529,000	9,083,385

Intelsat Luxembourg SA Senior Unsecured PIK
02/04/17	11.500%	8,799,000	9,337,939

National CineMedia LLC Senior Secured
04/15/22	6.000%	4,164,000	4,403,430
Senior Unsecured
07/15/21	7.875%	4,233,000	4,677,465

Nielsen Finance LLC/Co.
10/15/18	7.750%	7,946,000	8,859,790

Nielsen Finance LLC/Co.(a)
10/01/20	4.500%	6,779,000	6,762,052

Salem Communications Corp. Secured
12/15/16	9.625%	4,643,000	5,142,123

Starz LLC/Finance Corp. Senior Unsecured(a)
09/15/19	5.000%	2,560,000	2,620,800

Univision Communications, Inc.(a)
05/15/21	8.500%	6,193,000	6,363,307
Senior Secured
05/15/19	6.875%	4,275,000	4,403,250
11/01/20	7.875%	6,140,000	6,554,450
09/15/22	6.750%	3,165,000	3,196,650

Total			134,509,231

Metals 3.7%
Alpha Natural Resources, Inc.
04/15/18	9.750%	6,540,000	6,801,600
06/01/19	6.000%	2,947,000	2,600,728
06/01/21	6.250%	2,600,000	2,301,000

ArcelorMittal Senior Unsecured
03/01/21	6.000%	2,300,000	2,295,906
02/25/22	6.750%	3,893,000	4,050,229

Arch Coal, Inc.
06/15/21	7.250%	2,786,000	2,493,470

Arch Coal, Inc.(a)
06/15/19	9.875%	4,861,000	4,897,457

Calcipar SA Senior Secured(a)
05/01/18	6.875%	1,021,000	1,021,000

FMG Resources August 2006 Proprietary Ltd.(a)
11/01/19	8.250%	11,151,000	11,346,142

Inmet Mining Corp.(a)
06/01/20	8.750%	9,521,000	10,282,680

JMC Steel Group, Inc. Senior Notes(a)
03/15/18	8.250%	4,018,000	4,138,540

Peabody Energy Corp.
11/15/18	6.000%	4,817,000	5,033,765

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	9

Columbia High Yield Bond Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rain CII Carbon LLC/Corp. Senior Secured(a)
12/01/18	8.000%	6,565,000	6,630,650

Total			63,893,167

Non-Captive Consumer 0.6%
SLM Corp. Senior Unsecured
03/25/20	8.000%	3,729,000	4,260,382

Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	7,729,000	6,840,165

Total			11,100,547

Non-Captive Diversified 4.6%
Ally Financial, Inc.
03/15/20	8.000%	24,733,000	30,421,590
09/15/20	7.500%	3,647,000	4,394,635

CIT Group, Inc. Senior Unsecured
03/15/18	5.250%	2,547,000	2,703,004
05/15/20	5.375%	3,684,000	3,932,670

CIT Group, Inc.(a) Senior Secured
04/01/18	6.625%	6,475,000	7,187,250
Senior Unsecured 02/15/19	5.500%	9,924,000	10,544,250

International Lease Finance Corp. Senior Unsecured
09/01/17	8.875%	7,095,000	8,230,200
04/01/19	5.875%	3,168,000	3,265,096
05/15/19	6.250%	3,999,000	4,228,943
12/15/20	8.250%	4,250,000	4,947,433

Total			79,855,071

Oil Field Services 1.6%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	11,946,000	12,752,355

Green Field Energy Services, Inc.(a) Senior Secured
11/15/16	13.250%	7,126,000	7,126,000

Green Field Energy Services, Inc.(a) Senior Secured
11/15/16	13.250%	169,000	169,000

Offshore Group Investments Ltd. Senior Secured
08/01/15	11.500%	7,157,000	7,872,700

Total			27,920,055

Other Financial Institutions 0.2%
FTI Consulting, Inc.(a)
11/15/22	6.000%	2,597,000	2,655,433

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry 0.4%
Interline Brands, Inc.
11/15/18	7.500%	3,829,000	4,144,893

SPL Logistics Escrow LLC/Finance Corp. Senior Secured(a)
08/01/20	8.875%	3,043,000	3,236,991

Total			7,381,884

Packaging 1.8%
BOE Merger Corp. Senior Unsecured PIK(a)
11/01/17	9.500%	1,325,000	1,298,500

Berry Plastics Corp. Secured
01/15/21	9.750%	4,430,000	5,039,125

Reynolds Group Issuer, Inc./LLC
04/15/19	9.000%	1,310,000	1,349,300
08/15/19	9.875%	4,018,000	4,259,080
02/15/21	8.250%	5,607,000	5,564,947
Senior Secured
04/15/19	7.125%	3,320,000	3,577,300
08/15/19	7.875%	4,598,000	5,057,800

Reynolds Group Issuer, Inc./LLC(a) Senior Secured
10/15/20	5.750%	3,500,000	3,578,750

Sealed Air Corp.(a)
09/15/21	8.375%	1,781,000	2,003,625

Total			31,728,427

Pharmaceuticals 1.1%
Catalent Pharma Solutions, Inc.(a)
10/15/18	7.875%	5,497,000	5,551,970

Jaguar Holding Co. I Senior Unsecured PIK(a)
10/15/17	9.375%	2,158,000	2,211,950

Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured(a)
12/01/19	9.500%	1,677,000	1,886,625

VPI Escrow Corp.(a)
10/15/20	6.375%	6,647,000	7,045,820

Valeant Pharmaceuticals International Senior Notes(a)
10/15/20	6.375%	1,329,000	1,412,062

Total			18,108,427

Property & Casualty 0.3%
Hub International Ltd.(a)
10/15/18	8.125%	5,341,000	5,541,288

Restaurants 0.2%
Shearer’s Foods, Inc. LLC Senior Secured(a)
11/01/19	9.000%	3,133,000	3,219,158

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2012

Columbia High Yield Bond Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 2.4%
99 Cent Only Stores
12/15/19	11.000%	2,331,000	2,657,340

AutoNation, Inc.
02/01/20	5.500%	337,000	359,748

Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	4,499,000	4,926,405

Jo-Ann Stores Holdings, Inc. Senior Unsecured PIK(a)
10/15/19	9.750%	4,158,000	4,064,445

Jo-Ann Stores, Inc. Senior Unsecured(a)
03/15/19	8.125%	3,257,000	3,273,285

Limited Brands, Inc.
04/01/21	6.625%	3,492,000	4,002,705

Penske Automotive Group, Inc.(a)
10/01/22	5.750%	3,165,000	3,220,387

Rite Aid Corp.
03/15/20	9.250%	4,802,000	4,898,040
Senior Secured
08/15/20	8.000%	5,057,000	5,676,482
Senior Unsecured
02/15/27	7.700%	3,804,000	2,986,140

Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	2,834,000	3,152,825

Sonic Automotive, Inc.(a)
07/15/22	7.000%	1,297,000	1,404,003

Total			40,621,805

Technology 5.2%
Alliance Data Systems Corp.(a)
12/01/17	5.250%	4,174,000	4,215,740
04/01/20	6.375%	2,309,000	2,435,995

Amkor Technology, Inc. Senior Unsecured
05/01/18	7.375%	1,663,000	1,704,575
06/01/21	6.625%	7,217,000	7,090,702

Amkor Technology, Inc.(a) Senior Unsecured
10/01/22	6.375%	3,270,000	3,131,025

Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	3,315,000	3,596,775

CDW LLC/Finance Corp.
04/01/19	8.500%	8,290,000	8,891,025

First Data Corp.
01/15/21	12.625%	10,069,000	10,597,622

First Data Corp.(a) Secured
01/15/21	8.250%	1,713,000	1,708,718
Senior Secured
06/15/19	7.375%	6,532,000	6,744,290
08/15/20	8.875%	4,595,000	5,031,525
11/01/20	6.750%	5,422,000	5,476,220

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freescale Semiconductor, Inc. Senior Secured(a)
04/15/18	9.250%	3,963,000	4,265,179

Interactive Data Corp.
08/01/18	10.250%	7,900,000	8,848,000

NXP BV/Funding LLC Senior Secured(a)(e)
08/01/18	9.750%	5,656,000	6,532,680

Nuance Communications, Inc.(a)
08/15/20	5.375%	8,172,000	8,498,880

Total			88,768,951

Transportation Services 0.8%
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	5,928,000	6,817,200

Hertz Corp. (The)
10/15/18	7.500%	2,308,000	2,527,260
01/15/21	7.375%	2,696,000	2,931,900

Hertz Corp. (The)(a)
10/15/22	6.250%	2,259,000	2,340,889

Total			14,617,249

Wireless 4.7%
Cricket Communications, Inc.
10/15/20	7.750%	5,300,000	5,472,250

Crown Castle International Corp. Senior Unsecured(a)
01/15/23	5.250%	6,889,000	7,199,005

SBA Telecommunications, Inc.(a)
07/15/20	5.750%	9,863,000	10,306,835

Sprint Capital Corp.
11/15/28	6.875%	45,000	46,350

Sprint Nextel Corp. Senior Unsecured
08/15/17	8.375%	1,816,000	2,106,560
08/15/20	7.000%	2,419,000	2,606,473
11/15/21	11.500%	4,050,000	5,437,125
11/15/22	6.000%	18,000,000	18,135,000

Sprint Nextel Corp.(a)
11/15/18	9.000%	16,087,000	19,787,010

Wind Acquisition Finance SA(a) Secured
07/15/17	11.750%	4,077,000	4,168,732
Senior Secured
02/15/18	7.250%	5,752,000	5,737,620

Total			81,002,960

Wirelines 4.7%
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	11,400,000	12,531,074

CyrusOne LLP./Finance Corp.(a)
11/15/22	6.375%	3,991,000	4,130,685

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	11

Columbia High Yield Bond Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Frontier Communications Corp. Senior Unsecured
03/15/19	7.125%	6,916,000	7,451,990
04/15/20	8.500%	630,000	719,775
04/15/22	8.750%	2,820,000	3,221,850

Integra Telecom Holdings, Inc. Senior Secured(a)
04/15/16	10.750%	1,468,000	1,508,370

Level 3 Communications, Inc. Senior Unsecured
02/01/19	11.875%	5,219,000	5,949,660

Level 3 Communications, Inc.(a) Senior Unsecured
06/01/19	8.875%	1,396,000	1,465,800

Level 3 Financing, Inc.
02/01/18	10.000%	5,318,000	5,909,627
04/01/19	9.375%	1,055,000	1,178,963
07/01/19	8.125%	4,418,000	4,727,260
07/15/20	8.625%	1,800,000	1,957,500

PAETEC Holding Corp.
12/01/18	9.875%	8,065,000	9,093,287
Senior Secured
06/30/17	8.875%	2,892,000	3,116,130

Windstream Corp.
09/01/18	8.125%	935,000	1,014,475
10/15/20	7.750%	2,052,000	2,164,860
10/01/21	7.750%	2,470,000	2,605,850

Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	3,706,000	4,150,720
Senior Secured
01/01/20	8.125%	5,804,000	6,340,870

tw telecom holdings, Inc.(a)
10/01/22	5.375%	2,002,000	2,072,070

Total			81,310,816

Total Corporate Bonds & Notes
(Cost: $1,487,306,074)			1,574,542,799

Senior Loans 5.0%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Automotive 0.1%
Schaeffler AG Tranche C2 Term Loan(f)(g)
01/27/17	6.000%	1,934,000	1,957,575

Brokerage 0.2%
Nuveen Investments, Inc. 2nd Lien Term Loan(f)(g)
02/28/19	8.250%	3,812,000	3,869,180

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Chemicals 0.4%
PQ Corp. Tranche B Term Loan(f)(g)
04/15/17	5.250%	6,460,000	6,488,295

Construction Machinery 0.5%
CPM Holdings, Inc.(f)(g) 1st Lien Term Loan
08/29/17	6.250%	5,405,000	5,438,781
2nd Lien Term Loan
03/01/18	10.250%	3,467,000	3,493,003

Total			8,931,784

Consumer Cyclical Services 0.5%
New Breed, Inc. Term Loan(f)(g)
10/01/19	6.000%	6,214,000	6,151,860

West Corp. Tranche B6 Term Loan(f)(g)
06/30/18	5.750%	2,505,677	2,543,263

Total			8,695,123

Consumer Products 0.3%
Serta Simmons Holdings LLC Term Loan(f)(g)
10/01/19	5.000%	3,530,000	3,525,587

Spectrum Brands, Inc. Term Loan(d)(f)(g)
10/09/19	4.500%	738,000	742,613

Total			4,268,200

Gaming 0.1%
ROC Finance LLC Tranche B Term Loan(f)(g)
08/19/17	8.500%	1,981,000	2,030,525

Health Care 0.5%
ConvaTec, Inc. Term Loan(f)(g)
12/22/16	5.000%	772,000	776,246

U.S. Renal Care, Inc.(f)(g) 1st Lien Term Loan
07/03/19	6.250%	4,194,487	4,236,432
2nd Lien Term Loan
01/03/20	10.250%	4,205,000	4,289,100

Total			9,301,778

Media Cable 0.2%
WideOpenWest Finance LLC Term Loan(f)(g)
07/17/18	6.250%	3,787,508	3,827,996

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2012

Columbia High Yield Bond Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Media Non-Cable 0.3%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan(f)(g)
09/16/19	7.500%	4,254,000	4,349,715

Metals 0.5%
FMG Resources August 2006 Proprietary Ltd. Term Loan(d)(f)(g)
10/18/17	5.750%	8,470,647	8,491,824

Property & Casualty 1.2%
Asurion LLC 1st Lien Term Loan(f)(g)
05/24/18	5.500%	10,798,000	10,884,060

Lonestar Intermediate Super Holdings LLC Term Loan(f)(g)
09/02/19	11.000%	8,420,000	8,904,150

Total			19,788,210

Technology 0.2%
Blue Coat Systems Term Loan(f)(g)
02/15/18	5.750%	3,705,713	3,717,311

Total Senior Loans
(Cost: $83,615,289)			85,717,516

Common Stocks —%
Issuer		Shares	Value ($)
Consumer Discretionary —%
Textiles, Apparel & Luxury Goods —%

Arena Brands, Inc.(b)(c)(h)		111,111	491,110

Total Consumer Discretionary			491,110

Total Common Stocks
(Cost: $5,888,888)			491,110

Warrants —%
Energy —%
Energy Equipment & Services —%

Green Field Energy Services, Inc.(h)		9,166	284,146

Total Energy			284,146

Total Warrants
(Cost: $430,884)			284,146

Limited Partnerships —%
Issuer		Shares	Value ($)
Financials —%
Diversified Financial Services —%

Varde Fund V LP(b)(c)(i)		25,000,000	179,900

Total Financials			179,900

Total Limited Partnerships
(Cost: $—)			179,900

Money Market Funds 2.6%
		Shares	Value ($)
Columbia Short-Term Cash Fund, 0.154%(j)(k)		44,366,947	44,366,947

Total Money Market Funds
(Cost: $44,366,947)			44,366,947

Investments of Cash Collateral Received for Securities on Loan —%
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Repurchase Agreements —%
BNP Paribas Securities Corp. dated 11/30/12, matures 12/03/12, repurchase price $546,931(l)
12/03/12	0.240%	546,920	546,920

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $546,920)			$546,920

Total Investments
(Cost: $1,622,155,002)			1,706,129,338

Other Assets & Liabilities, Net			17,671,564

Net Assets			1,723,800,902

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, the value of these securities amounted to $561,301,867 or 32.56% of net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	13

Columbia High Yield Bond Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

(b)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2012 was $4,826,286, representing 0.28% of net assets. Information concerning such security holdings at November 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
Arena Brands, Inc.	09/03/92	5,888,888

United Artists Theatre Circuit, Inc.

1995-A Pass-Through Certificates 9.300% 07/01/15	08/12/96 - 04/03/02	3,072,860

United Artists Theatre Circuit, Inc.

1995-A Pass-Through Certificates 9.300% 07/01/15	12/06/01	923,478

Varde Fund V LP	04/27/00 - 06/19/00	—	*

*	The original cost for this position was $25,000,000. From September 29, 2004 through May 7, 2005, $25,000,000 was returned to the Fund in the form of return of capital.

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2012, the value of these securities amounted to $4,826,286, which represents 0.28% of net assets.

(d)	Represents a security purchased on a when-issued or delayed delivery basis.

(e)	At November 30, 2012, security was partially or fully on loan.

(f)	Variable rate security. The interest rate shown reflects the rate as of November 30, 2012.

(g)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of November 30, 2012. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(h)	Non-income producing.

(i)	At November 30, 2012, there was no capital committed to the LLC or LP for future investment.

(j)	The rate shown is the seven-day current annualized yield at November 30, 2012.

(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	35,733,551	471,590,638	(462,957,242)	44,366,947	53,090	44,366,947

(l)	The following table represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
BNP Paribas Securities Corp. (0.240%)
Ginnie Mae I Pool	428,639

Ginnie Mae II Pool	129,219

Total market value of collateral securities	557,858

Abbreviation Legend

PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2012

Columbia High Yield Bond Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Fair Value Measurements (continued)

inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds

Corporate Bonds & Notes

Entertainment	—	8,224,725	4,155,276	12,380,001

All other industries	—	1,562,162,798	—	1,562,162,798

Total Bonds	—	1,570,387,523	4,155,276	1,574,542,799

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	15

Columbia High Yield Bond Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	—	—	491,110	491,110

Warrants

Energy	—	284,146	—	284,146

Total Equity Securities	—	284,146	491,110	775,256

Other

Senior Loans

Brokerage	—	—	3,869,180	3,869,180

All other industries	—	81,848,336	—	81,848,336

Limited Partnerships	—	—	179,900	179,900

Money Market Funds	44,366,947	—	—	44,366,947

Investments of Cash Collateral Received for Securities on Loan	—	546,920	—	546,920

Total Other	44,366,947	82,395,256	4,049,080	130,811,283

Total	44,366,947	1,653,066,925	8,695,466	1,706,129,338

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Common Stocks ($)	Senior Loans ($)	Limited Partnerships ($)	Total ($)
Balance as of May 31, 2012	4,744,192	725,555	—	301,908	5,771,655

Accrued discounts/premiums	26,142	—	—	—	26,142

Realized gain (loss)	24,406	—	—	85,043	109,449

Change in unrealized appreciation (depreciation)(a)	(50,548)	(234,445)	34,537	(122,008)	(372,464)

Sales	(588,916)	—	—	(85,043)	(673,959)

Purchases	—	—	—	—	—

Transfers into Level 3	—	—	3,834,643	—	3,834,643

Transfers out of Level 3	—	—	—	—	—

Balance as of November 30, 2012	4,155,276	491,110	3,869,180	179,900	8,695,466

(a)	Change in unrealized appreciation (depreciation) relating to securities held at November 30, 2012 was $(372,464), which is comprised of Corporate Bonds & Notes of $(50,548), Common Stocks of $(234,445), Senior Loans of $34,537 and Limited Partnerships of $(122,008).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Equity securities classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2012

Columbia High Yield Bond Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Fair Value Measurements (continued)

Corporate bonds classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Certain Senior Loans classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Limited partnership securities classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the limited partnership’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the limited partnership’s capital balance.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	17

Columbia High Yield Bond Fund

Statement of Assets and Liabilities

November 30, 2012 (Unaudited)

Assets

Investments, at value*

Unaffiliated issuers (identified cost $1,577,241,135)	$1,661,215,471

Affiliated issuers (identified cost $44,366,947)	44,366,947

Investment of cash collateral received for securities on loan

Repurchase agreements (identified cost $546,920)	546,920

Total investments (identified cost $1,622,155,002)	1,706,129,338

Receivable for:

Investments sold	23,383,676

Capital shares sold	8,500,088

Dividends	6,228

Interest	27,497,122

Reclaims	531

Prepaid expenses	8,990

Total assets	1,765,525,973

Liabilities

Disbursements in excess of cash	12,696

Due upon return of securities on loan	546,920

Payable for:

Investments purchased	13,197,134

Investments purchased on a delayed delivery basis	17,090,890

Capital shares purchased	2,564,104

Dividend distributions to shareholders	7,870,295

Investment management fees	26,402

Distribution and/or service fees	12,260

Transfer agent fees	164,711

Administration fees	3,014

Plan administration fees	14,095

Compensation of board members	76,327

Expense reimbursement due to Investment Manager	3,964

Other expenses	142,259

Total liabilities	41,725,071

Net assets applicable to outstanding capital stock	$1,723,800,902

Represented by

Paid-in capital	$1,826,159,102

Excess of distributions over net investment income	(16,729,346)

Accumulated net realized loss	(169,603,190)

Unrealized appreciation (depreciation) on:

Investments	83,974,336

Total — representing net assets applicable to outstanding capital stock	$1,723,800,902

* Value of securities on loan	$537,758

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2012

Columbia High Yield Bond Fund

Statement of Assets and Liabilities (continued)

November 30, 2012 (Unaudited)

Class A

Net assets	$1,289,580,156

Shares outstanding	438,525,716

Net asset value per share	$2.94

Maximum offering price per share(a)	$3.09

Class B

Net assets	$26,270,000

Shares outstanding	8,939,123

Net asset value per share	$2.94

Class C

Net assets	$86,457,897

Shares outstanding	29,593,954

Net asset value per share	$2.92

Class I

Net assets	$126,741,446

Shares outstanding	43,187,018

Net asset value per share	$2.93

Class K(b)

Net assets	$70,471,557

Shares outstanding	23,939,017

Net asset value per share	$2.94

Class R

Net assets	$10,357,563

Shares outstanding	3,511,503

Net asset value per share	$2.95

Class R4(c)

Net assets	$9,028,374

Shares outstanding	3,053,584

Net asset value per share	$2.96

Class R5

Net assets	$13,007,388

Shares outstanding	4,423,190

Net asset value per share	$2.94

Class W

Net assets	$43,580,486

Shares outstanding	14,936,044

Net asset value per share	$2.92

Class Y

Net assets	$2,520

Shares outstanding	859

Net asset value per share	$2.93

Class Z

Net assets	$48,303,515

Shares outstanding	16,437,189

Net asset value per share	$2.94

(a)	The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

(b)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(c)	Effective October 31, 2012, Class R3 shares were renamed Class R4 shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	19

Columbia High Yield Bond Fund

Statement of Operations

Six Months Ended November 30, 2012 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$53,090
Interest	60,172,502
Income from securities lending — net	591,880

Total income	60,817,472

Expenses:
Investment management fees	4,879,157
Distribution and/or service fees
Class A	1,608,649
Class B	141,846
Class C	412,387
Class R	21,805
Class R4(a)	8,669
Class W	53,870
Transfer agent fees
Class A	1,078,085
Class B	23,679
Class C	69,097
Class K(b)	16,832
Class R	7,306
Class R4(a)	3,119
Class R5	2,659
Class W	36,090
Class Z	50,179
Administration fees	556,817
Plan administration fees
Class K(b)	84,037
Class R4(a)	8,669
Compensation of board members	18,515
Custodian fees	19,940
Printing and postage fees	93,945
Registration fees	104,498
Professional fees	30,438
Other	26,229

Total expenses	9,356,517
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(115,435)
Expense reductions	(2,802)

Total net expenses	9,238,280

Net investment income	51,579,192

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	30,429,994

Net realized gain	30,429,994
Net change in unrealized appreciation (depreciation) on:
Investments	61,742,100

Net change in unrealized appreciation (depreciation)	61,742,100

Net realized and unrealized gain	92,172,094

Net increase in net assets resulting from operations	$143,751,286

(a)	Effective October 31, 2012, Class R3 shares were renamed Class R4 shares.

(b)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2012

Columbia High Yield Bond Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2012(a) (Unaudited)	Year Ended May 31, 2012
Operations

Net investment income	$51,579,192	$105,272,586

Net realized gain	30,429,994	21,199,500

Net change in unrealized appreciation (depreciation)	61,742,100	(65,543,669)

Net increase in net assets resulting from operations	143,751,286	60,928,417

Distributions to shareholders:

Net investment income

Class A	(37,689,279)	(78,394,473)

Class B	(727,157)	(2,280,700)

Class C	(2,105,102)	(4,218,314)

Class I	(4,231,953)	(9,857,220)

Class K(b)	(2,002,088)	(3,980,659)

Class R	(244,155)	(450,338)

Class R4(c)	(250,419)	(478,704)

Class R5	(331,303)	(718,314)

Class W	(1,265,707)	(3,308,902)

Class Y	(9)	—

Class Z	(1,817,069)	(2,577,130)

Net realized gains

Class A	—	(1,876,271)

Class B	—	(57,189)

Class C	—	(113,990)

Class I	—	(235,917)

Class K(b)	—	(93,095)

Class R	—	(11,180)

Class R4(c)	—	(11,794)

Class R5	—	(21,743)

Class W	—	(52,939)

Class Z	—	(24,520)

Total distributions to shareholders	(50,664,241)	(108,763,392)

Increase (decrease) in net assets from capital stock activity	41,163,872	(164,695,402)

Proceeds from regulatory settlements (Note 6)	—	1,441,017

Total increase (decrease) in net assets	134,250,917	(211,089,360)

Net assets at beginning of period	1,589,549,985	1,800,639,345

Net assets at end of period	$1,723,800,902	$1,589,549,985

Excess of distributions over net investment income	$(16,729,346)	$(17,644,297)

(a)	Class Y shares are for the period from November 8, 2012 (commencement of operations) to November 30, 2012.

(b)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(c)	Effective October 31, 2012, Class R3 shares were renamed Class R4 shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	21

Columbia High Yield Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2012(a) (Unaudited)		Year Ended May 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(b)	67,832,807	194,241,013	112,864,450	309,192,420

Distributions reinvested	10,619,832	30,753,097	20,895,760	57,738,939

Redemptions	(60,414,857)	(174,540,301)	(181,351,231)	(501,305,563)

Net increase (decrease)	18,037,782	50,453,809	(47,591,021)	(134,374,204)

Class B shares

Subscriptions	536,722	1,548,312	1,150,608	3,155,548

Distributions reinvested	228,023	658,684	692,213	1,911,969

Redemptions(b)	(4,182,993)	(11,954,048)	(11,449,721)	(32,143,678)

Net decrease	(3,418,248)	(9,747,052)	(9,606,900)	(27,076,161)

Class C shares

Subscriptions	4,057,263	11,592,471	6,311,968	17,335,256

Distributions reinvested	595,944	1,716,793	1,145,821	3,141,975

Redemptions	(2,403,863)	(6,884,477)	(6,929,584)	(19,044,090)

Net increase	2,249,344	6,424,787	528,205	1,433,141

Class I shares

Subscriptions	801,866	2,331,939	12,007,412	31,760,734

Distributions reinvested	1,462,492	4,226,383	3,659,254	10,092,443

Redemptions	(9,985,882)	(28,914,253)	(11,214,728)	(31,317,493)

Net increase (decrease)	(7,721,524)	(22,355,931)	4,451,938	10,535,684

Class K shares(c)

Subscriptions	2,504,934	7,239,242	4,524,463	12,455,038

Distributions reinvested	690,178	2,001,698	1,473,659	4,072,693

Redemptions	(1,972,220)	(5,714,809)	(4,676,597)	(12,898,658)

Net increase	1,222,892	3,526,131	1,321,525	3,629,073

Class R shares

Subscriptions	1,397,499	4,065,056	1,836,879	5,119,042

Distributions reinvested	40,653	118,248	70,169	194,556

Redemptions	(642,981)	(1,863,130)	(1,684,103)	(4,693,518)

Net increase	795,171	2,320,174	222,945	620,080

Class R4 shares(d)

Subscriptions	381,185	1,106,547	685,949	1,895,716

Distributions reinvested	85,882	250,276	176,476	490,188

Redemptions	(335,764)	(972,137)	(518,734)	(1,437,918)

Net increase	131,303	384,686	343,691	947,986

Class R5 shares

Subscriptions	1,259,309	3,653,569	3,556,635	9,305,033

Distributions reinvested	114,205	331,151	267,143	739,725

Redemptions	(68,492)	(199,780)	(4,690,187)	(13,185,134)

Net increase (decrease)	1,305,022	3,784,940	(866,409)	(3,140,376)

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2012

Columbia High Yield Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2012(a) (Unaudited)		Year Ended May 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Class W shares

Subscriptions	2,075,223	5,943,764	7,806,168	21,624,444

Distributions reinvested	440,603	1,265,560	1,224,122	3,361,525

Redemptions	(3,818,723)	(10,839,448)	(24,305,157)	(65,428,497)

Net decrease	(1,302,897)	(3,630,124)	(15,274,867)	(40,442,528)

Class Y shares

Subscriptions	856	2,500	—	—

Distributions reinvested	3	9	—	—

Net increase	859	2,509	—	—

Class Z shares

Subscriptions	12,116,159	34,474,402	53,995,479	148,647,049

Distributions reinvested	545,004	1,578,898	808,536	2,262,083

Redemptions	(8,982,447)	(26,053,357)	(46,434,840)	(127,737,229)

Net increase	3,678,716	9,999,943	8,369,175	23,171,903

Total net increase (decrease)	14,978,420	41,163,872	(58,101,718)	(164,695,402)

(a)	Class Y shares are for the period from November 8, 2012 (commencement of operations) to November 30, 2012.

(b)	Includes conversions of Class B shares to Class A shares, if any. The line items from the prior year have been combined to conform to the current year presentation.

(c)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(d)	Effective October 31, 2012, Class R3 shares were renamed Class R4 shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	23

Columbia High Yield Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended November 30, 2012		Year Ended May 31,
Class A	(Unaudited)		2012		2011	2010		2009	2008
Per share data
Net asset value, beginning of period	$2.78		$2.86		$2.61	$2.30		$2.74	$3.02

Income from investment operations:

Net investment income	0.09		0.18		0.20	0.20		0.22	0.22

Net realized and unrealized gain (loss)	0.15		(0.07)		0.25	0.31		(0.44)	(0.29)

Total from investment operations	0.24		0.11		0.45	0.51		(0.22)	(0.07)

Less distributions to shareholders:

Net investment income	(0.08)		(0.19)		(0.20)	(0.20)		(0.22)	(0.21)

Net realized gains	—		(0.00	)(a)	—	—		—	—

Tax return of capital	—		—		—	—		—	(0.00	)(a)

Total distributions to shareholders	(0.08)		(0.19)		(0.20)	(0.20)		(0.22)	(0.21)

Proceeds from regulatory settlements	—		0.00	(a)	—	0.00	(a)	—	—

Net asset value, end of period	$2.94		$2.78		$2.86	$2.61		$2.30	$2.74

Total return	8.88%		3.99	%(b)	17.61%	22.80	%(c)	(7.04%)	(2.40%)

Ratios to average net assets(d)

Total gross expenses	1.08	%(e)	1.08%		1.08%	1.09%		1.14%	1.13%

Total net expenses(f)	1.06	%(e)(g)	1.04	%(g)	1.06%	1.03%		1.02%	1.10%

Net investment income	5.95	%(e)	6.54%		7.16%	7.95%		9.85%	7.71%

Supplemental data

Net assets, end of period (in thousands)	$1,289,580		$1,170,173		$1,339,628	$1,192,636		$1,003,576	$1,133,625

Portfolio turnover	42%		76%		96%	94%		83%	64%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2012

Columbia High Yield Bond Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,
Class B	(Unaudited)		2012		2011	2010		2009	2008
Per share data
Net asset value, beginning of period	$2.78		$2.86		$2.61	$2.30		$2.74	$3.02

Income from investment operations:

Net investment income	0.08		0.16		0.18	0.18		0.20	0.19

Net realized and unrealized gain (loss)	0.15		(0.07)		0.25	0.31		(0.44)	(0.29)

Total from investment operations	0.23		0.09		0.43	0.49		(0.24)	(0.10)

Less distributions to shareholders:

Net investment income	(0.07)		(0.17)		(0.18)	(0.18)		(0.20)	(0.18)

Net realized gains	—		(0.00	)(a)	—	—		—	—

Tax return of capital	—		—		—	—		—	(0.00	)(a)

Total distributions to shareholders	(0.07)		(0.17)		(0.18)	(0.18)		(0.20)	(0.18)

Proceeds from regulatory settlements	—		0.00	(a)	—	0.00	(a)	—	—

Net asset value, end of period	$2.94		$2.78		$2.86	$2.61		$2.30	$2.74

Total return	8.47%		3.20	%(b)	16.71%	21.88	%(c)	(7.77%)	(3.17%)

Ratios to average net assets(d)

Total gross expenses	1.82	%(e)	1.84%		1.84%	1.85%		1.90%	1.89%

Total net expenses(f)	1.81	%(e)(g)	1.79	%(g)	1.82%	1.79%		1.78%	1.86%

Net investment income	5.20	%(e)	5.77%		6.45%	7.19%		8.98%	6.92%

Supplemental data

Net assets, end of period (in thousands)	$26,270		$34,361		$62,820	$91,104		$109,559	$173,555

Portfolio turnover	42%		76%		96%	94%		83%	64%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	25

Columbia High Yield Bond Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,
Class C	(Unaudited)		2012		2011	2010		2009	2008
Per share data
Net asset value, beginning of period	$2.76		$2.84		$2.59	$2.28		$2.72	$3.00

Income from investment operations:

Net investment income	0.07		0.16		0.18	0.18		0.20	0.19

Net realized and unrealized gain (loss)	0.16		(0.08)		0.25	0.31		(0.44)	(0.29)

Total from investment operations	0.23		0.08		0.43	0.49		(0.24)	(0.10)

Less distributions to shareholders:

Net investment income	(0.07)		(0.16)		(0.18)	(0.18)		(0.20)	(0.18)

Net realized gains	—		(0.00	)(a)	—	—		—	—

Tax return of capital	—		—		—	—		—	(0.00	)(a)

Total distributions to shareholders	(0.07)		(0.16)		(0.18)	(0.18)		(0.20)	(0.18)

Proceeds from regulatory settlements	—		0.00	(a)	—	0.00	(a)	—	—

Net asset value, end of period	$2.92		$2.76		$2.84	$2.59		$2.28	$2.72

Total return	8.52%		3.20	%(b)	16.80%	22.01	%(c)	(7.86%)	(3.21%)

Ratios to average net assets(d)

Total gross expenses	1.82	%(e)	1.83%		1.84%	1.85%		1.89%	1.88%

Total net expenses(f)	1.81	%(e)(g)	1.79	%(g)	1.82%	1.79%		1.77%	1.86%

Net investment income	5.20	%(e)	5.79%		6.42%	7.14%		9.11%	6.95%

Supplemental data

Net assets, end of period (in thousands)	$86,458		$75,596		$76,237	$70,489		$21,579	$18,644

Portfolio turnover	42%		76%		96%	94%		83%	64%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

26	Semiannual Report 2012

Columbia High Yield Bond Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,
Class I	(Unaudited)		2012		2011	2010		2009	2008
Per share data
Net asset value, beginning of period	$2.78		$2.86		$2.60	$2.29		$2.73	$3.02

Income from investment operations:

Net investment income	0.09		0.19		0.21	0.21		0.23	0.23

Net realized and unrealized gain (loss)	0.15		(0.07)		0.26	0.31		(0.44)	(0.30)

Total from investment operations	0.24		0.12		0.47	0.52		(0.21)	(0.07)

Less distributions to shareholders:

Net investment income	(0.09)		(0.20)		(0.21)	(0.21)		(0.23)	(0.22)

Net realized gains	—		(0.00	)(a)	—	—		—	—

Tax return of capital	—		—		—	—		—	(0.00	)(a)

Total distributions to shareholders	(0.09)		(0.20)		(0.21)	(0.21)		(0.23)	(0.22)

Proceeds from regulatory settlements	—		0.00	(a)	—	0.00	(a)	—	—

Net asset value, end of period	$2.93		$2.78		$2.86	$2.60		$2.29	$2.73

Total return	8.72%		4.38	%(b)	18.52%	23.35	%(c)	(6.75%)	(2.36%)

Ratios to average net assets(d)

Total gross expenses	0.66	%(e)	0.66%		0.68%	0.68%		0.70%	0.72%

Total net expenses(f)	0.66	%(e)	0.66%		0.68%	0.63%		0.65%	0.69%

Net investment income	6.35	%(e)	6.91%		7.53%	8.36%		10.34%	8.13%

Supplemental data

Net assets, end of period (in thousands)	$126,741		$141,388		$132,684	$144,203		$74,333	$72,462

Portfolio turnover	42%		76%		96%	94%		83%	64%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	27

Columbia High Yield Bond Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,
Class K(a)	(Unaudited)		2012		2011	2010		2009	2008
Per share data
Net asset value, beginning of period	$2.79		$2.86		$2.61	$2.30		$2.74	$3.01

Income from investment operations:

Net investment income	0.09		0.18		0.20	0.21		0.22	0.23

Net realized and unrealized gain (loss)	0.15		(0.06)		0.25	0.30		(0.43)	(0.29)

Total from investment operations	0.24		0.12		0.45	0.51		(0.21)	(0.06)

Less distributions to shareholders:

Net investment income	(0.09)		(0.19)		(0.20)	(0.20)		(0.23)	(0.21)

Net realized gains	—		(0.00	)(b)	—	—		—	—

Tax return of capital	—		—		—	—		—	(0.00	)(b)

Total distributions to shareholders	(0.09)		(0.19)		(0.20)	(0.20)		(0.23)	(0.21)

Proceeds from regulatory settlements	—		0.00	(b)	—	0.00	(b)	—	—

Net asset value, end of period	$2.94		$2.79		$2.86	$2.61		$2.30	$2.74

Total return	8.54%		4.44	%(c)	17.74%	22.92	%(d)	(6.86%)	(1.87%)

Ratios to average net assets(e)

Total gross expenses	0.96	%(f)	0.96%		0.96%	0.99%		1.00%	1.02%

Total net expenses(g)	0.96	%(f)	0.96%		0.96%	0.93%		0.87%	0.76	%(h)

Net investment income	6.05	%(f)	6.62%		7.27%	8.05%		10.46%	8.07%

Supplemental data

Net assets, end of period (in thousands)	$70,472		$63,276		$61,282	$43,406		$2,391	$919

Portfolio turnover	42%		76%		96%	94%		83%	64%

Notes to Financial Highlights

(a)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(b)	Rounds to less than $0.01.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)	The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

28	Semiannual Report 2012

Columbia High Yield Bond Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,
Class R	(Unaudited)		2012		2011	2010		2009	2008
Per share data
Net asset value, beginning of period	$2.79		$2.87		$2.62	$2.30		$2.74	$3.02

Income from investment operations:

Net investment income	0.08		0.17		0.19	0.20		0.21	0.21

Net realized and unrealized gain (loss)	0.16		(0.07)		0.25	0.31		(0.44)	(0.29)

Total from investment operations	0.24		0.10		0.44	0.51		(0.23)	(0.08)

Less distributions to shareholders:

Net investment income	(0.08)		(0.18)		(0.19)	(0.19)		(0.21)	(0.20)

Net realized gains	—		(0.00	)(a)	—	—		—	—

Total distributions to shareholders	(0.08)		(0.18)		(0.19)	(0.19)		(0.21)	(0.20)

Proceeds from regulatory settlements	—		0.00	(a)	—	0.00	(a)	—	—

Net asset value, end of period	$2.95		$2.79		$2.87	$2.62		$2.30	$2.74

Total return	8.73%		3.75	%(b)	17.23%	22.79	%(c)	(7.38%)	(2.75%)

Ratios to average net assets(d)

Total gross expenses	1.33	%(e)	1.33%		1.36%	1.48%		1.52%	1.51%

Total net expenses(f)	1.31	%(e)(g)	1.29	%(g)	1.35%	1.43%		1.39%	1.25%

Net investment income	5.70	%(e)	6.29%		6.86%	7.46%		9.46%	7.63%

Supplemental data

Net assets, end of period (in thousands)	$10,358		$7,582		$7,156	$5,690		$14	$9

Portfolio turnover	42%		76%		96%	94%		83%	64%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	29

Columbia High Yield Bond Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,
Class R4(a)	(Unaudited)		2012		2011	2010		2009	2008
Per share data
Net asset value, beginning of period	$2.80		$2.88		$2.62	$2.31		$2.74	$3.02

Income from investment operations:

Net investment income	0.09		0.18		0.20	0.20		0.22	0.22

Net realized and unrealized gain (loss)	0.15		(0.08)		0.26	0.31		(0.43)	(0.29)

Total from investment operations	0.24		0.10		0.46	0.51		(0.21)	(0.07)

Less distributions to shareholders:

Net investment income	(0.08)		(0.18)		(0.20)	(0.20)		(0.22)	(0.21)

Net realized gains	—		(0.00	)(b)	—	—		—	—

Total distributions to shareholders	(0.08)		(0.18)		(0.20)	(0.20)		(0.22)	(0.21)

Proceeds from regulatory settlements	—		0.00	(b)	—	0.00	(b)	—	—

Net asset value, end of period	$2.96		$2.80		$2.88	$2.62		$2.31	$2.74

Total return	8.80%		3.83	%(c)	17.81%	22.56	%(d)	(6.70%)	(2.47%)

Ratios to average net assets(e)

Total gross expenses	1.13	%(f)	1.21%		1.21%	1.23%		1.25%	1.26%

Total net expenses(g)	1.13	%(f)	1.21%		1.21%	1.18%		1.20%	0.99%

Net investment income	5.88	%(f)	6.37%		6.99%	7.81%		11.09%	7.82%

Supplemental data

Net assets, end of period (in thousands)	$9,028		$8,176		$7,418	$4,003		$1,243	$5

Portfolio turnover	42%		76%		96%	94%		83%	64%

Notes to Financial Highlights

(a)	Effective October 31, 2012, Class R3 shares were renamed Class R4 shares.

(b)	Rounds to less than $0.01.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

30	Semiannual Report 2012

Columbia High Yield Bond Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,
Class R5	(Unaudited)		2012		2011	2010		2009	2008
Per share data
Net asset value, beginning of period	$2.78		$2.86		$2.61	$2.30		$2.74	$3.02

Income from investment operations:

Net investment income	0.09		0.19		0.21	0.21		0.23	0.22

Net realized and unrealized gain (loss)	0.16		(0.07)		0.25	0.31		(0.44)	(0.28)

Total from investment operations	0.25		0.12		0.46	0.52		(0.21)	(0.06)

Less distributions to shareholders:

Net investment income	(0.09)		(0.20)		(0.21)	(0.21)		(0.23)	(0.22)

Net realized gains	—		(0.00	)(a)	—	—		—	—

Total distributions to shareholders	(0.09)		(0.20)		(0.21)	(0.21)		(0.23)	(0.22)

Proceeds from regulatory settlements	—		0.00	(a)	—	0.00	(a)	—	—

Net asset value, end of period	$2.94		$2.78		$2.86	$2.61		$2.30	$2.74

Total return	9.07%		4.32	%(b)	18.02%	23.22	%(c)	(6.73%)	(2.06%)

Ratios to average net assets(d)

Total gross expenses	0.71	%(e)	0.71%		0.73%	0.73%		0.75%	0.78%

Total net expenses(f)	0.71	%(e)	0.71%		0.72%	0.68%		0.70%	0.75%

Net investment income	6.30	%(e)	6.76%		7.48%	8.18%		10.19%	8.06%

Supplemental data

Net assets, end of period (in thousands)	$13,007		$8,675		$11,384	$7,958		$4	$5

Portfolio turnover	42%		76%		96%	94%		83%	64%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	31

Columbia High Yield Bond Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,
Class W	(Unaudited)		2012		2011	2010		2009	2008
Per share data
Net asset value, beginning of period	$2.76		$2.84		$2.59	$2.28		$2.71	$3.00

Income from investment operations:

Net investment income	0.09		0.18		0.20	0.20		0.22	0.21

Net realized and unrealized gain (loss)	0.15		(0.07)		0.25	0.31		(0.43)	(0.30)

Total from investment operations	0.24		0.11		0.45	0.51		(0.21)	(0.09)

Less distributions to shareholders:

Net investment income	(0.08)		(0.19)		(0.20)	(0.20)		(0.22)	(0.20)

Net realized gains	—		(0.00	)(a)	—	—		—	—

Tax return of capital	—		—		—	—		—	(0.00	)(a)

Total distributions to shareholders	(0.08)		(0.19)		(0.20)	(0.20)		(0.22)	(0.20)

Proceeds from regulatory settlements	—		0.00	(a)	—	0.00	(a)	—	—

Net asset value, end of period	$2.92		$2.76		$2.84	$2.59		$2.28	$2.71

Total return	8.92%		3.97	%(b)	17.65%	22.82	%(c)	(6.91%)	(2.87%)

Ratios to average net assets(d)

Total gross expenses	1.08	%(e)	1.11%		1.10%	1.12%		1.16%	1.17%

Total net expenses(f)	1.06	%(e)(g)	1.05	%(g)	1.09%	1.08%		1.10%	1.14	%(h)

Net investment income	5.96	%(e)	6.59%		7.16%	7.68%		9.51%	7.59%

Supplemental data

Net assets, end of period (in thousands)	$43,580		$44,832		$89,506	$100,227		$6,435	$22,510

Portfolio turnover	42%		76%		96%	94%		83%	64%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

32	Semiannual Report 2012

Columbia High Yield Bond Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012(a)
Class Y	(Unaudited)
Per share data
Net asset value, beginning of period	$2.92

Income from investment operations

Net investment income	0.01

Net realized and unrealized gain	0.01

Total from investment operations	0.02

Less distributions to shareholders:

Net investment income	(0.01)

Total distributions to shareholders	(0.01)

Net asset value, end of period	$2.93

Total return	0.69%

Ratios to average net assets(b)

Total gross expenses	0.58	%(c)

Total net expenses(d)	0.58	%(c)

Net investment income	6.41	%(c)

Supplemental data

Net assets, end of period (in thousands)	$3

Portfolio turnover	42%

Notes to Financial Highlights

(a)	For the period from November 8, 2012 (commencement of operations) to November 30, 2012.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	33

Columbia High Yield Bond Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,
Class Z	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$2.78		$2.85		$2.72

Income from investment operations:

Net investment income	0.09		0.18		0.14

Net realized and unrealized gain (loss)	0.16		(0.06)		0.12

Total from investment operations	0.25		0.12		0.26

Less distributions to shareholders:

Net investment income	(0.09)		(0.19)		(0.13)

Net realized gains	—		(0.00	)(b)	—

Total distributions to shareholders	(0.09)		(0.19)		(0.13)

Proceeds from regulatory settlements	—		0.00	(b)	—

Net asset value, end of period	$2.94		$2.78		$2.85

Total return	9.02%		4.59	%(c)	9.87%

Ratios to average net assets(d)

Total gross expenses	0.83	%(e)	0.80%		0.73	%(e)

Total net expenses(f)	0.81	%(e)(g)	0.78	%(g)	0.73	%(e)

Net investment income	6.16	%(e)	6.58%		7.37	%(e)

Supplemental data

Net assets, end of period (in thousands)	$48,304		$35,492		$12,526

Portfolio turnover	42%		76%		96%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to May 31, 2011.

(b)	Rounds to less than $0.01.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

34	Semiannual Report 2012

Columbia High Yield Bond Fund

Notes to Financial Statements

November 30, 2012 (Unaudited)

Note 1. Organization

Columbia High Yield Bond Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class K shares (formerly Class R4 shares) are not subject to sales charges; however, this share class is closed to new investors. Effective October 25, 2012, Class R4 shares were renamed Class K shares.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares (formerly Class R3 shares) are not subject to sales charges. Effective October 31, 2012, Class R3 shares were renamed Class R4 shares. Effective November 8, 2012, Class R4 shares are only available to qualifying institutional investors. Prior to November 8, 2012, Class R4 shares were closed to new investors.

Class R5 shares are not subject to sales charges. Effective November 8, 2012, Class R5 shares are only available to investors purchasing through authorized investment professionals. Prior to November 8, 2012, Class R5 shares were closed to new investors.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are only available to certain categories of investors which are subject to minimum initial investment requirements. Class Y shares commenced operations on November 8, 2012.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed

Semiannual Report 2012	35

Columbia High Yield Bond Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Investments in Loans

The senior loans acquired by the Fund typically take the form of a direct lending relationship with the borrower acquired through an assignment of another lender’s interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Company (FDIC) receivership, or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest. Loans are typically secured but may be unsecured. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans.

Delayed Delivery Securities and Forward Sale Commitments

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a

36	Semiannual Report 2012

Columbia High Yield Bond Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

“when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Trade date for senior loans purchased in the primary market is the date on which the loan is allocated. Trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Semiannual Report 2012	37

Columbia High Yield Bond Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.59% to 0.36% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2012 was 0.56% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2012 was 0.06% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended November 30, 2012, other expenses paid to this company were $2,602.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of

38	Semiannual Report 2012

Columbia High Yield Bond Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Effective November 8, 2012, Class Y shares will not pay transfer agent fees for at least twelve months. Prior to October 27, 2012, total transfer agent fees for Class R4 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to that share class.

For the six months ended November 30, 2012, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.17%
Class B	0.17
Class C	0.17
Class K	0.05
Class R	0.17
Class R4	0.07
Class R5	0.05
Class W	0.17
Class Z	0.17

The Fund and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At November 30, 2012, the Fund’s total potential future obligation over the life of the Guaranty is $171,460. The liability remaining at November 30, 2012 for non-recurring charges associated with the lease amounted to $83,437 and is recorded as a part of payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2012, these minimum account balance fees reduced total expenses by $2,802.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services. Prior to October 27, 2012, the Fund also paid a plan administration fee at an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class R4 shares.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses. Prior to October 27, 2012, the Fund also paid a distribution fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class R4 shares.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $2,529,000 and $8,738,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2012, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $604,147 for Class A, $5,643 for Class B and $608 for Class C shares for the six months ended November 30, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective August 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through September 30, 2013, unless sooner

Semiannual Report 2012	39

Columbia High Yield Bond Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.08%
Class B	1.83
Class C	1.83
Class I	0.70
Class K	1.00
Class R	1.33
Class R4*	0.83
Class R5	0.75
Class W	1.08
Class Y	0.70
Class Z	0.83

*	For the period August 1, 2012 through October 26, 2012, the annual rate for the former Class R3 shares was 1.25%.

Prior to August 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.03%
Class B	1.78
Class C	1.78
Class I	0.69
Class K	0.99
Class R	1.28
Class R4	1.24
Class R5	0.74
Class W	1.03
Class Z	0.78

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2012, the cost of investments for federal income tax purposes was approximately $1,622,155,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$93,686,000
Unrealized depreciation	(9,712,000)
Net unrealized appreciation	$83,974,000

The following capital loss carryforward, determined as of May 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2016	4,272,668
2017	156,156,882
2018	55,132,247
Total	215,561,797

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $744,889,843 and $700,543,996, respectively, for the six months ended November 30, 2012.

40	Semiannual Report 2012

Columbia High Yield Bond Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

Note 6. Regulatory Settlements

During the year ended May 31, 2012, the Fund received $1,441,017 as a result of a regulatory settlement proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund’s portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The payments have been included in “Proceeds from regulatory settlements” in the Statement of Changes in Net Assets.

Note 7. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended November 30, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

At November 30, 2012, securities valued at $537,758 were on loan, secured by cash collateral of $546,920 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

In September 2012, the Board voted to cease securities lending by or on December 31, 2012.

Note 8. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Shareholder Concentration

At November 30, 2012, one unaffiliated shareholder account owned 21.2% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended November 30, 2012.

Semiannual Report 2012	41

Columbia High Yield Bond Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

42	Semiannual Report 2012

Columbia High Yield Bond Fund

Supplemental Information

(Unaudited)

Change in Independent Registered Public Accounting Firm

At a meeting held on June 14, 2012, the Board, upon recommendation of the Audit Committee, approved the replacement of Ernst & Young LLP (Ernst & Young) as the independent registered public accounting firm for the Fund and certain other funds in the Columbia Family of Funds (collectively, the Funds) and appointed PricewaterhouseCoopers LLP (PwC). PwC’s engagement was effective at the completion of Ernst & Young’s audits of the financial statements of the Funds with fiscal years ended July 31, 2012. The Fund did not consult with PwC during the fiscal years ended May 31, 2012 and 2011 and through the June meeting.

Ernst & Young’s reports on the financial statements of the Fund as of and for the fiscal years ended May 31, 2012 and 2011 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through the June meeting, there were no: (1) disagreements between the Fund and Ernst & Young on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Ernst & Young’s satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports, or (2) reportable events.

Semiannual Report 2012	43

Columbia High Yield Bond Fund

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44	Semiannual Report 2012

Columbia High Yield Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012	45

Columbia High Yield Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6470 AE (1/13)

Semiannual Report November 30, 2012

Columbia Mid Cap Value Opportunity Fund

Columbia Mid Cap Value Opportunity Fund

President’s Message

Dear Shareholders,

Stocks rebound around the world

After a weak second quarter, U.S. stock market averages rebounded in the third quarter, erasing earlier losses and boosting year-to-date returns well into double digits. Welcome news from Europe and additional quantitative easing in the United States by the Federal Reserve Board helped bolster the rally. The Standard & Poor’s 500 Index (S&P 500 Index) rose 6.35% (total return) for the quarter. The Dow Jones Industrial Average advanced 4.32% for the same period. From the beginning of the calendar year through September 30, 2012, the S&P 500 Index was up 16.44% (total return). And, as of the end of September, the S&P 500 Index stood at 1,440 — approximately 8% below its all-time high of 1,565 that was set on October 9, 2007.

Outside the United States, stock markets of both developed and emerging market economies rebounded, as measured in U.S. dollars. Investors responded favorably to the announcement of policy measures aimed to resolve the eurozone crisis, which could potentially have a favorable impact on growth in emerging market economies. A weaker dollar also benefited returns to U.S. investors.

Solid gains for fixed income

Within fixed income, investors appeared to be increasingly willing to take on risk as they abandoned higher quality sectors that dominated the performance rankings in the second quarter and favored riskier sectors, where yield spreads tightened by a significant margin. Fixed-income returns were strong, but unlike equities, they have been less volatile, accumulating steadily over the course of the year. Gains were the highest for high-yield and emerging market bonds. By contrast, government issued debt securities eked out smaller gains.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>	Detailed up-to-date fund performance and portfolio information

>	Economic analysis and market commentary

>	Quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia Mid Cap Value Opportunity Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Mid Cap Value Opportunity Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Mid Cap Value Opportunity Fund (the Fund) Class A shares returned 8.71% excluding sales charges for the six months ended November 30, 2012.

>	The Fund underperformed its benchmark, the Russell Midcap Value Index, which returned 11.04% for the same time period.

Average Annual Total Returns (%) (for period ended November 30, 2012)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	02/14/02
Excluding sales charges		8.71	13.72	0.02	10.18
Including sales charges		2.50	7.22	-1.16	9.53
Class B	02/14/02
Excluding sales charges		8.43	13.11	-0.73	9.36
Including sales charges		3.43	8.11	-1.07	9.36
Class C	02/14/02
Excluding sales charges		8.29	12.97	-0.71	9.37
Including sales charges		7.29	11.97	-0.71	9.37
Class I*	03/04/04	8.92	14.37	0.51	10.64
Class K (formerly Class R4)	02/14/02	8.70	14.00	0.20	10.39
Class R*	12/11/06	8.51	13.49	-0.27	9.88
Class R4* (formerly Class R3)	12/11/06	8.60	13.71	-0.06	10.09
Class R5*	12/11/06	8.97	14.28	0.45	10.46
Class W*	12/01/06	8.65	13.86	0.07	10.21
Class Z*	09/27/10	8.85	14.17	0.17	10.26
Russell Midcap Value Index		11.04	16.90	3.02	10.08

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Russell Midcap Value Index, an unmanaged index, measures the performance of the midcap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2012

Columbia Mid Cap Value Opportunity Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at November 30, 2012)
Eastman Chemical Co.	3.1
PPG Industries, Inc.	2.7
XL Group PLC	2.5
Cooper Industries PLC	2.4
Mylan, Inc.	2.0
Fifth Third Bancorp	2.0
Watson Pharmaceuticals, Inc.	2.0
Kansas City Southern	1.9
Invesco Ltd.	1.8
CIGNA Corp.	1.8

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at November 30, 2012)
Common Stocks	98.8
Consumer Discretionary	11.8
Consumer Staples	3.0
Energy	8.6
Financials	24.5
Health Care	11.0
Industrials	15.3
Information Technology	8.0
Materials	8.5
Telecommunication Services	1.1
Utilities	7.0
Convertible Bonds	0.0	(a)
Materials	0.0	(a)
Limited Partnerships	0.5
Money Market Funds	0.6
Warrants	0.1
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to less than 0.1%.

Portfolio Management

Steve Schroll

Laton Spahr, CFA

Paul Stocking

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2012	3

Columbia Mid Cap Value Opportunity Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2012 – November 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,087.10	1,019.15	6.17	5.97	1.18
Class B	1,000.00	1,000.00	1,084.30	1,015.39	10.08	9.75	1.93
Class C	1,000.00	1,000.00	1,082.90	1,015.39	10.08	9.75	1.93
Class I	1,000.00	1,000.00	1,089.20	1,021.26	3.98	3.85	0.76
Class K (formerly Class R4)	1,000.00	1,000.00	1,087.00	1,019.75	5.55	5.37	1.06
Class R	1,000.00	1,000.00	1,085.10	1,017.90	7.47	7.23	1.43
Class R4 (formerly Class R3)	1,000.00	1,000.00	1,086.00	1,018.85	6.48	6.28	1.24
Class R5	1,000.00	1,000.00	1,089.70	1,021.01	4.24	4.10	0.81
Class W	1,000.00	1,000.00	1,086.50	1,019.15	6.17	5.97	1.18
Class Z	1,000.00	1,000.00	1,088.50	1,020.41	4.87	4.71	0.93

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until September 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 1.27% for Class A, 2.02% for Class B, 2.02% for Class C, 0.82% for Class I, 1.12% for Class K, 1.52% for Class R, 1.02% for Class R4, 0.87% for Class R5, 1.27% for Class W and 1.02% for Class Z. Any amounts waived will not be reimbursed by the Fund. This change was effective December 1, 2012. If this change had been in place for the entire six month period ended November 30, 2012, the actual expenses paid would have been $6.64 for Class A, $10.55 for Class B, $10.55 for Class C, $4.29 for Class I, $5.86 for Class K, $7.95 for Class R, $5.33 for Class R4, $4.56 for Class R5, $6.64 for Class W and $5.34 for Class Z; the hypothetical expenses paid would have been $6.43 for Class A, $10.20 for Class B, $10.20 for Class C, $4.15 for Class I, $5.67 for Class K, $7.69 for Class R, $5.16 for Class R4, $4.41 for Class R5, $6.43 for Class W and $5.16 for Class Z.

4	Semiannual Report 2012

Columbia Mid Cap Value Opportunity Fund

Portfolio of Investments

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.4%
Issuer	Shares	Value ($)
Consumer Discretionary 11.7%
Auto Components 2.1%

TRW Automotive Holdings Corp.(a)	370,261	18,750,017

Visteon Corp.(a)	284,398	14,248,340

Total		32,998,357

Automobiles 0.5%

Ford Motor Co.	699,418	8,008,336

Hotels, Restaurants & Leisure 2.0%

Darden Restaurants, Inc.	157,758	8,342,243

Penn National Gaming, Inc.(a)	209,640	10,653,905

Royal Caribbean Cruises Ltd.	311,478	10,979,599

Total		29,975,747

Household Durables 1.0%

Newell Rubbermaid, Inc.	680,834	14,848,990

Internet & Catalog Retail 1.4%

Liberty Interactive Corp., Class A(a)	957,514	18,480,020

Liberty Ventures, Inc., Class A(a)	59,622	3,490,868

Total		21,970,888

Media 2.4%

Interpublic Group of Companies, Inc. (The)	894,862	9,682,407

Liberty Media Corp.(a)	101,019	11,111,080

National CineMedia, Inc.	237,804	3,400,597

Regal Entertainment Group, Class A	94,529	1,472,762

Virgin Media, Inc.	334,239	11,755,186

Total		37,422,032

Multiline Retail 1.5%

Kohl’s Corp.	166,700	7,443,155

Macy’s, Inc.	390,022	15,093,851

Total		22,537,006

Specialty Retail 0.8%

GameStop Corp., Class A	455,100	11,946,375

Total Consumer Discretionary		179,707,731

Consumer Staples 2.9%
Food Products 1.8%

Hillshire Brands Co.	168,896	4,703,754

JM Smucker Co. (The)	46,181	4,085,171

Post Holdings, Inc.(a)	183,529	6,320,739

Smithfield Foods, Inc.(a)	276,337	6,181,659

Tyson Foods, Inc., Class A	317,250	6,081,682

Total		27,373,005

Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 0.8%

Clorox Co. (The)	164,186	12,535,601

Tobacco 0.3%

Lorillard, Inc.	43,258	5,241,139

Total Consumer Staples		45,149,745

Energy 8.5%
Energy Equipment & Services 3.2%

C&J Energy Services, Inc.(a)	313,148	6,253,566

Ensco PLC, Class A	284,841	16,586,292

McDermott International, Inc.(a)	374,314	3,941,526

Noble Corp.	631,072	21,765,673

Total		48,547,057

Oil, Gas & Consumable Fuels 5.3%

EQT Corp.	149,794	8,996,628

Kinder Morgan, Inc.	212,604	7,188,141

Pioneer Natural Resources Co.	115,526	12,361,282

QEP Resources, Inc.	370,017	10,404,878

Southwestern Energy Co.(a)	147,700	5,126,667

Spectra Energy Corp.	535,395	14,964,290

Valero Energy Corp.	200,500	6,468,130

Whiting Petroleum Corp.(a)	397,568	16,674,002

Total		82,184,018

Total Energy		130,731,075

Financials 24.5%
Capital Markets 1.8%

Invesco Ltd.	1,107,307	27,671,602

Commercial Banks 9.0%

CIT Group, Inc.(a)	742,803	27,520,851

Comerica, Inc.	875,379	25,902,465

Fifth Third Bancorp	2,084,320	30,514,445

Huntington Bancshares, Inc.	3,196,123	19,656,157

M&T Bank Corp.	171,406	16,751,508

SunTrust Banks, Inc.	202,555	5,499,368

TCF Financial Corp.	1,056,584	12,552,218

Total		138,397,012

Diversified Financial Services 0.2%

NYSE Euronext	138,900	3,243,315

Insurance 11.4%

Axis Capital Holdings Ltd.	734,632	26,424,713

Everest Re Group Ltd.	113,873	12,351,804

Hartford Financial Services Group, Inc.	889,808	18,846,134

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	5

Columbia Mid Cap Value Opportunity Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Lincoln National Corp.	911,602	22,516,569

PartnerRe Ltd.	126,319	10,469,319

Principal Financial Group, Inc.	279,949	7,600,615

Reinsurance Group of America, Inc.	389,621	19,948,595

Validus Holdings Ltd.	391,858	13,895,285

WR Berkley Corp.	101,100	4,018,725

XL Group PLC	1,573,773	38,289,897

Total		174,361,656

Real Estate Investment Trusts (REITs) 2.1%

Equity Lifestyle Properties, Inc.	70,966	4,658,208

General Growth Properties, Inc.	241,515	4,678,145

Hospitality Properties Trust	189,981	4,312,569

ProLogis, Inc.	1	29

Rayonier, Inc.	363,462	18,114,946

Total		31,763,897

Total Financials		375,437,482

Health Care 11.0%
Health Care Equipment & Supplies 3.3%

Boston Scientific Corp.(a)	2,267,050	12,559,457

Teleflex, Inc.	290,371	20,093,673

Zimmer Holdings, Inc.	272,852	18,000,047

Total		50,653,177

Health Care Providers & Services 2.6%

CIGNA Corp.	529,306	27,666,825

Humana, Inc.	191,349	12,516,138

Total		40,182,963

Life Sciences Tools & Services 1.1%

Agilent Technologies, Inc.	417,398	15,982,169

Pharmaceuticals 4.0%

Mylan, Inc.(a)	1,138,948	30,956,607

Watson Pharmaceuticals, Inc.(a)	344,035	30,278,520

Total		61,235,127

Total Health Care		168,053,436

Industrials 15.3%
Aerospace & Defense 1.5%

Embraer SA, ADR	327,030	8,152,858

L-3 Communications Holdings, Inc.	119,762	9,203,710

Raytheon Co.	95,516	5,456,829

Total		22,813,397

Airlines 0.7%

United Continental Holdings, Inc.(a)	494,468	9,998,143

Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 1.6%

AO Smith Corp.	401,858	25,296,961

Commercial Services & Supplies 0.5%

RR Donnelley & Sons Co.	798,800	7,508,720

Construction & Engineering 1.7%

Chicago Bridge & Iron Co. NV	256,908	10,438,172

Jacobs Engineering Group, Inc.(a)	194,589	7,966,474

KBR, Inc.	287,679	7,997,476

Total		26,402,122

Electrical Equipment 3.2%

Cooper Industries PLC	481,659	35,883,595

Rockwell Automation, Inc.	165,836	13,140,845

Total		49,024,440

Machinery 2.1%

AGCO Corp.(a)	226,174	10,437,930

Harsco Corp.	200,100	4,032,015

Parker Hannifin Corp.	212,707	17,473,880

Total		31,943,825

Road & Rail 4.0%

Con-way, Inc.	200,475	5,631,343

JB Hunt Transport Services, Inc.	298,292	17,733,459

Kansas City Southern	372,715	29,127,677

Werner Enterprises, Inc.	386,275	8,378,305

Total		60,870,784

Total Industrials		233,858,392

Information Technology 7.9%
Computers & Peripherals 1.0%

NCR Corp.(a)	648,164	15,510,564

Electronic Equipment, Instruments & Components 2.4%

Amphenol Corp., Class A	310,250	19,210,680

Avnet, Inc.(a)	610,130	17,870,708

Total		37,081,388

IT Services 0.9%

Amdocs Ltd.	415,822	13,913,404

Semiconductors & Semiconductor Equipment 3.6%

Analog Devices, Inc.	166,200	6,747,720

Fairchild Semiconductor International, Inc.(a)	319,200	4,258,128

LSI Corp.(a)	2,549,127	17,181,116

Microchip Technology, Inc.	492,547	14,983,280

ON Semiconductor Corp.(a)	1,793,776	11,892,735

Total		55,062,979

Total Information Technology		121,568,335

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2012

Columbia Mid Cap Value Opportunity Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 8.5%
Chemicals 6.2%

Agrium, Inc.	79,634	8,124,260

Eastman Chemical Co.	764,566	46,523,841

PPG Industries, Inc.	324,999	40,387,626

Total		95,035,727

Containers & Packaging 0.5%

Rock-Tenn Co., Class A	121,849	7,925,059

Metals & Mining 0.2%

Freeport-McMoRan Copper & Gold, Inc.	95,360	3,719,994

Paper & Forest Products 1.6%

Domtar Corp.	149,708	11,993,108

International Paper Co.	318,341	11,823,185

Total		23,816,293

Total Materials		130,497,073

Telecommunication Services 1.1%
Diversified Telecommunication Services 1.1%

CenturyLink, Inc.	431,591	16,762,994

Total Telecommunication Services		16,762,994

Utilities 7.0%
Electric Utilities 3.3%

Entergy Corp.	184,626	11,731,136

FirstEnergy Corp.	1	42

NV Energy, Inc.	1,214,234	22,256,909

Pepco Holdings, Inc.	555,165	10,958,957

Xcel Energy, Inc.	218,491	5,910,182

Total		50,857,226

Gas Utilities 0.9%

Questar Corp.	710,959	13,949,016

Multi-Utilities 2.8%

Ameren Corp.	208,864	6,259,654

Sempra Energy	295,659	20,228,989

Wisconsin Energy Corp.	419,989	15,762,187

Total		42,250,830

Total Utilities		107,057,072

Total Common Stocks
(Cost: $1,325,228,268)		1,508,823,335

Warrants 0.1%
Issuer		Shares	Value ($)
Energy 0.1%
Oil, Gas & Consumable Fuels 0.1%

Kinder Morgan, Inc.(a)		319,521	1,207,790

Total Energy			1,207,790

Total Warrants
(Cost: $489,396)			1,207,790

Convertible Bonds 0.2%
Coupon Rate		Principal Amount ($)	Value ($)
Building Materials 0.2%
Cemex SAB de CV Subordinated Notes
03/15/18	3.750%	3,746,000	3,907,546

Total Convertible Bonds
(Cost: $3,746,000)			3,907,546

Limited Partnerships 0.5%
		Shares	Value ($)
Financials 0.5%
Capital Markets 0.5%
Lazard Ltd., Class A		255,518	7,525,005

Total Financials			7,525,005

Total Limited Partnerships
(Cost: $8,693,856)			7,525,005

Money Market Funds 0.6%
		Shares	Value ($)

Columbia Short-Term Cash Fund, 0.154%(b)(c)		8,474,723	8,474,723

Total Money Market Funds
(Cost: $8,474,723)			8,474,723

Total Investments
(Cost: $1,346,632,243)			1,529,938,399

Other Assets & Liabilities, Net			3,536,934

Net Assets			1,533,475,333

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at November 30, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	7

Columbia Mid Cap Value Opportunity Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	33,014,628	177,756,174	(202,296,079)	8,474,723	19,909	8,474,723

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2012

Columbia Mid Cap Value Opportunity Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	179,707,731	—	—	179,707,731

Consumer Staples	45,149,745	—	—	45,149,745

Energy	130,731,075	—	—	130,731,075

Financials	375,437,482	—	—	375,437,482

Health Care	168,053,436	—	—	168,053,436

Industrials	233,858,392	—	—	233,858,392

Information Technology	121,568,335	—	—	121,568,335

Materials	130,497,073	—	—	130,497,073

Telecommunication Services	16,762,994	—	—	16,762,994

Utilities	107,057,072	—	—	107,057,072

Warrants

Energy	1,207,790	—	—	1,207,790

Total Equity Securities	1,510,031,125	—	—	1,510,031,125

Bonds

Convertible Bonds	—	3,907,546	—	3,907,546

Total Bonds	—	3,907,546	—	3,907,546

Other

Limited Partnerships	7,525,005	—	—	7,525,005

Money Market Funds	8,474,723	—	—	8,474,723

Total Other	15,999,728	—	—	15,999,728

Total	1,526,030,853	3,907,546	—	1,529,938,399

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	9

Columbia Mid Cap Value Opportunity Fund

Statement of Assets and Liabilities

November 30, 2012 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $1,338,157,520)	$1,521,463,676

Affiliated issuers (identified cost $8,474,723)	8,474,723

Total investments (identified cost $1,346,632,243)	1,529,938,399

Receivable for:

Investments sold	3,824,921

Capital shares sold	550,841

Dividends	3,443,053

Interest	34,673

Reclaims	1,590

Expense reimbursement due from Investment Manager	7,698

Total assets	1,537,801,175

Liabilities

Payable for:

Capital shares purchased	3,824,636

Investment management fees	29,922

Distribution and/or service fees	7,503

Transfer agent fees	209,208

Administration fees	2,304

Plan administration fees	43,171

Compensation of board members	94,060

Other expenses	115,038

Total liabilities	4,325,842

Net assets applicable to outstanding capital stock	$1,533,475,333

Represented by

Paid-in capital	$1,647,453,058

Undistributed net investment income	10,388,325

Accumulated net realized loss	(307,672,206)

Unrealized appreciation (depreciation) on:

Investments	183,306,156

Total — representing net assets applicable to outstanding capital stock	$1,533,475,333

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2012

Columbia Mid Cap Value Opportunity Fund

Statement of Assets and Liabilities (continued)

November 30, 2012 (Unaudited)

Class A

Net assets	$819,472,918

Shares outstanding	99,278,007

Net asset value per share	$8.25

Maximum offering price per share(a)	$8.75

Class B

Net assets	$35,022,651

Shares outstanding	4,464,128

Net asset value per share	$7.85

Class C

Net assets	$28,119,399

Shares outstanding	3,587,441

Net asset value per share	$7.84

Class I

Net assets	$88,029,903

Shares outstanding	10,491,602

Net asset value per share	$8.39

Class K(b)

Net assets	$212,697,392

Shares outstanding	25,623,502

Net asset value per share	$8.30

Class R

Net assets	$11,627,935

Shares outstanding	1,424,169

Net asset value per share	$8.16

Class R4(c)

Net assets	$38,915,654

Shares outstanding	4,737,501

Net asset value per share	$8.21

Class R5

Net assets	$130,352,160

Shares outstanding	15,673,204

Net asset value per share	$8.32

Class W

Net assets	$4,207

Shares outstanding	506

Net asset value per share	$8.31

Class Z

Net assets	$169,233,114

Shares outstanding	20,197,281

Net asset value per share	$8.38

(a)	The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

(b)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(c)	Effective October 31, 2012, Class R3 shares were renamed Class R4 shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	11

Columbia Mid Cap Value Opportunity Fund

Statement of Operations

Six Months Ended November 30, 2012 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$17,145,237
Dividends — affiliated issuers	19,909
Interest	70,238
Income from securities lending — net	627,665
Foreign taxes withheld	(55,032)

Total income	17,808,017

Expenses:
Investment management fees	5,606,578
Distribution and/or service fees
Class A	1,055,405
Class B	195,045
Class C	147,639
Class R	33,126
Class R4(a)	45,641
Class W	5
Transfer agent fees
Class A	1,128,697
Class B	52,387
Class C	39,637
Class K(b)	54,691
Class R	17,703
Class R4(a)	18,514
Class R5	34,428
Class W	5
Class Z	221,876
Administration fees	432,192
Plan administration fees
Class K(b)	272,679
Class R4(a)	45,641
Compensation of board members	17,143
Custodian fees	15,974
Printing and postage fees	129,370
Registration fees	85,413
Professional fees	24,411
Other	2,014

Total expenses	9,676,214
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(825,880)
Expense reductions	(80)

Total net expenses	8,850,254

Net investment income	8,957,763

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	96,696,249
Foreign currency translations	(28,425)

Net realized gain	96,667,824
Net change in unrealized appreciation (depreciation) on:
Investments	26,396,431
Foreign currency translations	8,155

Net change in unrealized appreciation (depreciation)	26,404,586

Net realized and unrealized gain	123,072,410

Net increase in net assets resulting from operations	$132,030,173

(a)	Effective October 31, 2012, Class R3 shares were renamed Class R4 shares.

(b)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2012

Columbia Mid Cap Value Opportunity Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012(a)	Year Ended September 30, 2011
Operations

Net investment income	$8,957,763	$7,124,685	$6,131,092

Net realized gain	96,667,824	64,659,724	202,875,598

Net change in unrealized appreciation (depreciation)	26,404,586	221,351,403	(274,429,830)

Net increase (decrease) in net assets resulting from operations	132,030,173	293,135,812	(65,423,140)

Distributions to shareholders:

Net investment income

Class A	(88,145)	(586,260)	(7,355,924)

Class I	(192,043)	(582,198)	(1,338,622)

Class K(b)	(129,400)	(552,107)	(3,285,086)

Class R	—	—	(61,366)

Class R4(c)	—	—	(425,673)

Class R5	(265,883)	(636,976)	(1,525,902)

Class W	(1)	(5)	(25)

Class Z	(241,573)	(551,466)	(8,179)

Total distributions to shareholders	(917,045)	(2,909,012)	(14,000,777)

Increase (decrease) in net assets from capital stock activity	(198,975,290)	(320,203,607)	(482,979,896)

Total decrease in net assets	(67,862,162)	(29,976,807)	(562,403,813)

Net assets at beginning of period	1,601,337,495	1,631,314,302	2,193,718,115

Net assets at end of period	$1,533,475,333	$1,601,337,495	$1,631,314,302

Undistributed (excess of distributions over) net investment income	$10,388,325	$2,347,607	$(2,181,701)

(a)	For the period from October 1, 2011 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to May 31.

(b)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(c)	Effective October 31, 2012, Class R3 shares were renamed Class R4 shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	13

Columbia Mid Cap Value Opportunity Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31, 2012(a)		Year Ended September 30, 2011
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	4,194,424	32,867,572	3,951,827	29,961,602	12,116,668	96,205,520
Distributions reinvested	10,726	86,985	75,259	534,338	863,049	6,705,889
Redemptions	(16,973,680)	(134,853,297)	(29,024,512)	(218,901,669)	(66,764,741)	(521,234,776)

Net decrease	(12,768,530)	(101,898,740)	(24,997,426)	(188,405,729)	(53,785,024)	(418,323,367)

Class B shares
Subscriptions	17,005	129,554	38,232	276,062	180,999	1,366,079
Redemptions(b)	(2,320,832)	(17,103,204)	(1,328,795)	(9,603,771)	(5,980,500)	(46,097,097)

Net decrease	(2,303,827)	(16,973,650)	(1,290,563)	(9,327,709)	(5,799,501)	(44,731,018)

Class C shares
Subscriptions	85,651	646,047	331,802	2,380,971	465,281	3,533,090
Redemptions	(783,149)	(5,892,983)	(1,678,179)	(12,221,994)	(1,638,958)	(12,238,889)

Net decrease	(697,498)	(5,246,936)	(1,346,377)	(9,841,023)	(1,173,677)	(8,705,799)

Class I shares
Subscriptions	19,280	153,668	1,500,218	10,940,776	1,813,952	14,260,062
Distributions reinvested	23,304	192,021	80,854	582,152	169,863	1,338,524
Redemptions	(558,223)	(4,592,175)	(5,917,099)	(46,132,656)	(3,285,678)	(26,244,805)

Net decrease	(515,639)	(4,246,486)	(4,336,027)	(34,609,728)	(1,301,863)	(10,646,219)

Class K shares(c)
Subscriptions	2,162,223	17,219,425	4,148,991	31,751,772	10,209,670	80,500,957
Distributions reinvested	15,877	129,393	77,429	552,069	420,606	3,284,933
Redemptions	(8,151,985)	(63,940,503)	(11,383,218)	(87,260,754)	(27,587,751)	(226,389,245)

Net decrease	(5,973,885)	(46,591,685)	(7,156,798)	(54,956,913)	(16,957,475)	(142,603,355)

Class R shares
Subscriptions	89,648	703,958	260,472	1,958,752	570,595	4,468,243
Distributions reinvested	—	—	—	—	7,843	60,547
Redemptions	(473,288)	(3,783,733)	(769,763)	(5,897,692)	(662,527)	(5,125,325)

Net decrease	(383,640)	(3,079,775)	(509,291)	(3,938,940)	(84,089)	(596,535)

Class R4 shares(d)
Subscriptions	629,268	4,985,016	1,010,435	7,621,565	2,990,698	23,375,349
Distributions reinvested	—	—	—	—	54,997	425,673
Redemptions	(2,062,422)	(16,438,165)	(2,686,542)	(20,241,993)	(5,015,001)	(39,393,332)

Net decrease	(1,433,154)	(11,453,149)	(1,676,107)	(12,620,428)	(1,969,306)	(15,592,310)

Class R5 shares
Subscriptions	2,415,763	19,446,919	3,867,690	29,871,435	5,740,741	45,659,093
Distributions reinvested	29,387	240,089	80,397	574,035	175,246	1,370,424
Redemptions	(5,440,455)	(43,176,874)	(3,626,148)	(27,998,638)	(7,516,400)	(58,577,262)

Net increase (decrease)	(2,995,305)	(23,489,866)	321,939	2,446,832	(1,600,413)	(11,547,745)

Class Z shares
Subscriptions	4,586,373	35,887,026	2,805,822	21,429,475	21,991,103	189,023,832
Distributions reinvested	28,838	237,339	74,787	538,464	936	7,375
Redemptions	(2,736,012)	(22,119,368)	(4,045,975)	(30,917,908)	(2,508,948)	(19,264,755)

Net increase (decrease)	1,879,199	14,004,997	(1,165,366)	(8,949,969)	19,483,091	169,766,452

Total net decrease	(25,192,279)	(198,975,290)	(42,156,016)	(320,203,607)	(63,188,257)	(482,979,896)

(a)	For the period from October 1, 2011 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to May 31.

(b)	Includes conversions of Class B shares to Class A shares, if any. The line items from the prior year have been combined to conform to the current year presentation.

(c)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(d)	Effective October 31, 2012, Class R3 shares were renamed Class R4 shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2012

Columbia Mid Cap Value Opportunity Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended November 30, 2012		Year Ended		Year Ended September 30,
Class A	(Unaudited)		May 31, 2012(a)		2011		2010	2009	2008	2007
Per share data
Net asset value, beginning of period	$7.59		$6.44		$6.94		$6.15	$7.14	$10.15	$9.12

Income from investment operations:

Net investment income	0.04		0.03		0.02		0.04	0.07	0.07	0.06

Net realized and unrealized gain (loss)	0.62		1.12		(0.48)		0.83	(0.59)	(2.56)	1.89

Total from investment operations	0.66		1.15		(0.46)		0.87	(0.52)	(2.49)	1.95

Less distributions to shareholders:

Net investment income	(0.00	)(b)	(0.00	)(b)	(0.04)		(0.08)	(0.02)	(0.05)	(0.05)

Net realized gains	—		—		—		—	(0.45)	(0.47)	(0.87)

Total distributions to shareholders	(0.00	)(b)	(0.00	)(b)	(0.04)		(0.08)	(0.47)	(0.52)	(0.92)

Net asset value, end of period	$8.25		$7.59		$6.44		$6.94	$6.15	$7.14	$10.15

Total return	8.71%		17.93%		(6.69%)		14.28%	(4.97%)	(25.62%)	22.74%

Ratios to average net assets(c)

Total gross expenses	1.31	%(d)	1.29	%(d)	1.30%		1.20%	1.19%	1.28%	1.23%

Total net expenses(e)	1.18	%(d)(f)	1.20	%(d)	1.29	%(f)	1.20%	1.19%	1.28%	1.23%

Net investment income	1.07	%(d)	0.55	%(d)	0.22%		0.62%	1.39%	0.74%	0.58%

Supplemental data

Net assets, end of period (in thousands)	$819,473		$850,820		$882,934		$1,324,861	$1,351,336	$1,745,361	$2,025,926

Portfolio turnover	25%		28%		46%		50%	42%	34%	24%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to May 31.

(b)	Rounds to less than $0.01.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	15

Columbia Mid Cap Value Opportunity Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended		Year Ended September 30,
Class B	(Unaudited)		May 31, 2012(a)		2011		2010	2009	2008	2007
Per share data
Net asset value, beginning of period	$7.24		$6.17		$6.67		$5.90	$6.90	$9.84	$8.89

Income from investment operations:

Net investment income (loss)	0.01		(0.01)		(0.04)		(0.01)	0.03	(0.01)	(0.02)

Net realized and unrealized gain (loss)	0.60		1.08		(0.46)		0.81	(0.58)	(2.46)	1.84

Total from investment operations	0.61		1.07		(0.50)		0.80	(0.55)	(2.47)	1.82

Less distributions to shareholders:

Net investment income	—		—		—		(0.03)	—	—	—

Net realized gains	—		—		—		—	(0.45)	(0.47)	(0.87)

Total distributions to shareholders	—		—		—		(0.03)	(0.45)	(0.47)	(0.87)

Net asset value, end of period	$7.85		$7.24		$6.17		$6.67	$5.90	$6.90	$9.84

Total return	8.43%		17.34%		(7.50%)		13.65%	(5.88%)	(26.13%)	21.73%

Ratios to average net assets(b)

Total gross expenses	2.06	%(c)	2.04	%(c)	2.04%		1.97%	1.96%	2.04%	1.99%

Total net expenses(d)	1.93	%(c)(e)	1.95	%(c)	2.03	%(e)	1.97%	1.96%	2.04%	1.99%

Net investment income (loss)	0.39	%(c)	(0.19	%)(c)	(0.54%)		(0.18%)	0.62%	(0.07%)	(0.17%)

Supplemental data

Net assets, end of period (in thousands)	$35,023		$49,020		$49,737		$92,370	$104,322	$164,380	$306,040

Portfolio turnover	25%		28%		46%		50%	42%	34%	24%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to May 31.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2012

Columbia Mid Cap Value Opportunity Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended		Year Ended September 30,
Class C	(Unaudited)		May 31, 2012(a)		2011		2010	2009	2008	2007
Per share data
Net asset value, beginning of period	$7.24		$6.17		$6.66		$5.91	$6.90	$9.84	$8.89

Income from investment operations:

Net investment income (loss)	0.01		(0.01)		(0.04)		(0.01)	0.03	0.00 (b)	(0.02)

Net realized and unrealized gain (loss)	0.59		1.08		(0.45)		0.80	(0.57)	(2.46)	1.84

Total from investment operations	0.60		1.07		(0.49)		0.79	(0.54)	(2.46)	1.82

Less distributions to shareholders:

Net investment income	—		—		—		(0.04)	—	(0.01)	—

Net realized gains	—		—		—		—	(0.45)	(0.47)	(0.87)

Total distributions to shareholders	—		—		—		(0.04)	(0.45)	(0.48)	(0.87)

Net asset value, end of period	$7.84		$7.24		$6.17		$6.66	$5.91	$6.90	$9.84

Total return	8.29%		17.34%		(7.36%)		13.49%	(5.74%)	(26.11%)	21.72%

Ratios to average net assets(c)

Total gross expenses	2.06	%(d)	2.04	%(d)	2.05%		1.96%	1.95%	2.03%	1.98%

Total net expenses(e)	1.93	%(d)(f)	1.95	%(d)	2.04	%(f)	1.96%	1.95%	2.03%	1.98%

Net investment income (loss)	0.33	%(d)	(0.20	%)(d)	(0.52%)		(0.13%)	0.62%	0.03%	(0.18%)

Supplemental data

Net assets, end of period (in thousands)	$28,119		$31,012		$34,731		$45,317	$41,952	$54,137	$41,928

Portfolio turnover	25%		28%		46%		50%	42%	34%	24%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to May 31.

(b)	Rounds to less than $0.01.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	17

Columbia Mid Cap Value Opportunity Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended		Year Ended September 30,
Class I	(Unaudited)		May 31, 2012(a)		2011	2010	2009	2008	2007
Per share data
Net asset value, beginning of period	$7.72		$6.56		$7.07	$6.25	$7.26	$10.30	$9.24

Income from investment operations:

Net investment income	0.06		0.05		0.06	0.07	0.09	0.10	0.09

Net realized and unrealized gain (loss)	0.63		1.15		(0.49)	0.86	(0.60)	(2.58)	1.92

Total from investment operations	0.69		1.20		(0.43)	0.93	(0.51)	(2.48)	2.01

Less distributions to shareholders:

Net investment income	(0.02)		(0.04)		(0.08)	(0.11)	(0.05)	(0.09)	(0.08)

Net realized gains	—		—		—	—	(0.45)	(0.47)	(0.87)

Total distributions to shareholders	(0.02)		(0.04)		(0.08)	(0.11)	(0.50)	(0.56)	(0.95)

Net asset value, end of period	$8.39		$7.72		$6.56	$7.07	$6.25	$7.26	$10.30

Total return	8.92%		18.30%		(6.28%)	15.06%	(4.60%)	(25.25%)	23.18%

Ratios to average net assets(b)

Total gross expenses	0.80	%(c)	0.79	%(c)	0.82%	0.73%	0.67%	0.85%	0.80%

Total net expenses(d)	0.76	%(c)	0.77	%(c)	0.82%	0.73%	0.67%	0.85%	0.80%

Net investment income	1.49	%(c)	0.98	%(c)	0.72%	1.05%	1.83%	1.13%	0.91%

Supplemental data

Net assets, end of period (in thousands)	$88,030		$84,959		$100,645	$117,621	$44,214	$15,526	$29,272

Portfolio turnover	25%		28%		46%	50%	42%	34%	24%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to May 31.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2012

Columbia Mid Cap Value Opportunity Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31, 2012(b)		Year Ended September 30,
Class K(a)	(Unaudited)				2011	2010	2009	2008	2007
Per share data
Net asset value, beginning of period	$7.64		$6.48		$6.99	$6.19	$7.20	$10.22	$9.19

Income from investment operations:

Net investment income	0.05		0.04		0.03	0.05	0.08	0.08	0.07

Net realized and unrealized gain (loss)	0.61		1.13		(0.48)	0.85	(0.60)	(2.56)	1.90

Total from investment operations	0.66		1.17		(0.45)	0.90	(0.52)	(2.48)	1.97

Less distributions to shareholders:

Net investment income	(0.00	)(c)	(0.01)		(0.06)	(0.10)	(0.04)	(0.07)	(0.07)

Net realized gains	—		—		—	—	(0.45)	(0.47)	(0.87)

Total distributions to shareholders	(0.00	)(c)	(0.01)		(0.06)	(0.10)	(0.49)	(0.54)	(0.94)

Net asset value, end of period	$8.30		$7.64		$6.48	$6.99	$6.19	$7.20	$10.22

Total return	8.70%		18.15%		(6.59%)	14.61%	(4.91%)	(25.41%)	22.81%

Ratios to average net assets(d)

Total gross expenses	1.10	%(e)	1.09	%(e)	1.12%	1.03%	0.97%	1.13%	1.10%

Total net expenses(f)	1.06	%(e)	1.07	%(e)	1.12%	1.03%	0.97%	1.13%	1.10%

Net investment income	1.19	%(e)	0.69	%(e)	0.38%	0.80%	1.55%	0.96%	0.68%

Supplemental data

Net assets, end of period (in thousands)	$212,697		$241,253		$251,200	$389,349	$337,593	$270,774	$157,136

Portfolio turnover	25%		28%		46%	50%	42%	34%	24%

Notes to Financial Highlights

(a)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(b)	For the period from October 1, 2011 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to May 31.

(c)	Rounds to less than $0.01.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	19

Columbia Mid Cap Value Opportunity Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended		Year Ended September 30,
Class R	(Unaudited)		May 31, 2012(a)		2011		2010	2009	2008	2007(b)
Per share data
Net asset value, beginning of period	$7.52		$6.39		$6.88		$6.11	$7.12	$10.18	$9.96

Income from investment operations:

Net investment income	0.03		0.02		(0.00	)(c)	0.02	0.05	0.05	0.01

Net realized and unrealized gain (loss)	0.61		1.11		(0.46)		0.82	(0.58)	(2.56)	1.16

Total from investment operations	0.64		1.13		(0.46)		0.84	(0.53)	(2.51)	1.17

Less distributions to shareholders:

Net investment income	—		—		(0.03)		(0.07)	(0.03)	(0.08)	(0.08)

Net realized gains	—		—		—		—	(0.45)	(0.47)	(0.87)

Total distributions to shareholders	—		—		(0.03)		(0.07)	(0.48)	(0.55)	(0.95)

Net asset value, end of period	$8.16		$7.52		$6.39		$6.88	$6.11	$7.12	$10.18

Total return	8.51%		17.68%		(6.81%)		13.85%	(5.25%)	(25.87%)	13.00%

Ratios to average net assets(d)

Total gross expenses	1.56	%(e)	1.54	%(e)	1.55%		1.53%	1.47%	1.61%	1.67	%(e)

Total net expenses(f)	1.43	%(e)(g)	1.45	%(e)	1.54	%(g)	1.53%	1.47%	1.61%	1.67	%(e)

Net investment income (loss)	0.82	%(e)	0.31	%(e)	(0.01%)		0.31%	1.07%	0.60%	0.11	%(e)

Supplemental data

Net assets, end of period (in thousands)	$11,628		$13,594		$14,799		$16,531	$15,827	$10,457	$287

Portfolio turnover	25%		28%		46%		50%	42%	34%	24%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to May 31.

(b)	For the period from December 11, 2006 (commencement of operations) to September 30, 2007.

(c)	Rounds to less than $0.01.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2012

Columbia Mid Cap Value Opportunity Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended		Year Ended September 30,
Class R4(a)	(Unaudited)		May 31, 2012(b)		2011	2010	2009	2008	2007(c)
Per share data
Net asset value, beginning of period	$7.56		$6.41		$6.92	$6.14	$7.15	$10.19	$9.96

Income from investment operations:

Net investment income	0.04		0.02		0.01	0.04	0.06	0.07	0.04

Net realized and unrealized gain (loss)	0.61		1.13		(0.48)	0.83	(0.59)	(2.56)	1.14

Total from investment operations	0.65		1.15		(0.47)	0.87	(0.53)	(2.49)	1.18

Less distributions to shareholders:

Net investment income	—		—		(0.04)	(0.09)	(0.03)	(0.08)	(0.08)

Net realized gains	—		—		—	—	(0.45)	(0.47)	(0.87)

Total distributions to shareholders	—		—		(0.04)	(0.09)	(0.48)	(0.55)	(0.95)

Net asset value, end of period	$8.21		$7.56		$6.41	$6.92	$6.14	$7.15	$10.19

Total return	8.60%		17.94%		(6.84%)	14.22%	(5.07%)	(25.60%)	13.12%

Ratios to average net assets(d)

Total gross expenses	1.29	%(e)	1.34	%(e)	1.37%	1.29%	1.22%	1.36%	1.49	%(e)

Total net expenses(f)	1.24	%(e)	1.32	%(e)	1.37%	1.29%	1.22%	1.36%	1.49	%(e)

Net investment income	1.00	%(e)	0.44	%(e)	0.16%	0.55%	1.30%	0.85%	0.57	%(e)

Supplemental data

Net assets, end of period (in thousands)	$38,916		$46,639		$50,329	$67,911	$46,599	$30,952	$1,378

Portfolio turnover	25%		28%		46%	50%	42%	34%	24%

Notes to Financial Highlights

(a)	Effective October 31, 2012, Class R3 shares were renamed Class R4 shares.

(b)	For the period from October 1, 2011 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to May 31.

(c)	For the period from December 11, 2006 (commencement of operations) to September 30, 2007.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	21

Columbia Mid Cap Value Opportunity Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended		Year Ended September 30,
Class R5	(Unaudited)		May 31, 2012(a)		2011	2010	2009	2008	2007(b)
Per share data
Net asset value, beginning of period	$7.65		$6.50		$7.01	$6.20	$7.21	$10.23	$9.96

Income from investment operations:

Net investment income	0.06		0.05		0.05	0.07	0.09	0.12	0.08

Net realized and unrealized gain (loss)	0.63		1.13		(0.48)	0.85	(0.60)	(2.58)	1.14

Total from investment operations	0.69		1.18		(0.43)	0.92	(0.51)	(2.46)	1.22

Less distributions to shareholders:

Net investment income	(0.02)		(0.03)		(0.08)	(0.11)	(0.05)	(0.09)	(0.08)

Net realized gains	—		—		—	—	(0.45)	(0.47)	(0.87)

Total distributions to shareholders	(0.02)		(0.03)		(0.08)	(0.11)	(0.50)	(0.56)	(0.95)

Net asset value, end of period	$8.32		$7.65		$6.50	$7.01	$6.20	$7.21	$10.23

Total return	8.97%		18.26%		(6.38%)	14.97%	(4.65%)	(25.23%)	13.57%

Ratios to average net assets(c)

Total gross expenses	0.85	%(d)	0.84	%(d)	0.87%	0.79%	0.72%	0.84%	0.84	%(d)

Total net expenses(e)	0.81	%(d)	0.82	%(d)	0.87%	0.79%	0.72%	0.84%	0.84	%(d)

Net investment income	1.44	%(d)	0.94	%(d)	0.67%	1.05%	1.82%	1.46%	1.03	%(d)

Supplemental data

Net assets, end of period (in thousands)	$130,352		$142,835		$119,293	$139,751	$133,143	$65,029	$12

Portfolio turnover	25%		28%		46%	50%	42%	34%	24%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to May 31.

(b)	For the period from December 11, 2006 (commencement of operations) to September 30, 2007.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2012

Columbia Mid Cap Value Opportunity Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31, 2012(a)		Year Ended September 30,
Class W	(Unaudited)				2011	2010	2009	2008	2007(b)
Per share data
Net asset value, beginning of period	$7.65		$6.49		$7.00	$6.20	$7.19	$10.20	$9.88

Income from investment operations:

Net investment income	0.04		0.03		0.02	0.04	0.07	0.07	0.05

Net realized and unrealized gain (loss)	0.62		1.14		(0.48)	0.85	(0.59)	(2.56)	1.22

Total from investment operations	0.66		1.17		(0.46)	0.89	(0.52)	(2.49)	1.27

Less distributions to shareholders:

Net investment income	(0.00	)(c)	(0.01)		(0.05)	(0.09)	(0.02)	(0.05)	(0.08)

Net realized gains	—		—		—	—	(0.45)	(0.47)	(0.87)

Total distributions to shareholders	(0.00	)(c)	(0.01)		(0.05)	(0.09)	(0.47)	(0.52)	(0.95)

Net asset value, end of period	$8.31		$7.65		$6.49	$7.00	$6.20	$7.19	$10.20

Total return	8.65%		18.03%		(6.69%)	14.43%	(4.96%)	(25.53%)	14.14%

Ratios to average net assets(d)

Total gross expenses	1.30	%(e)	1.26	%(e)	1.28%	1.17%	1.07%	1.27%	1.23	%(e)

Total net expenses(f)	1.18	%(e)	1.18	%(e)	1.28%	1.17%	1.07%	1.27%	1.23	%(e)

Net investment income	1.06	%(e)	0.57	%(e)	0.26%	0.67%	1.48%	0.73%	0.66	%(e)

Supplemental data

Net assets, end of period (in thousands)	$4		$4		$3	$4	$3	$4	$5

Portfolio turnover	25%		28%		46%	50%	42%	34%	24%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to May 31.

(b)	For the period from December 1, 2006 (commencement of operations) to September 30, 2007.

(c)	Rounds to less than $0.01.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	23

Columbia Mid Cap Value Opportunity Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended		Year Ended September 30,
Class Z	(Unaudited)		May 31, 2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$7.71		$6.55		$7.07		$7.00

Income from investment operations:

Net investment income	0.05		0.04		0.06		0.00	(c)

Net realized and unrealized gain (loss)	0.63		1.15		(0.50)		0.07

Total from investment operations	0.68		1.19		(0.44)		0.07

Less distributions to shareholders:

Net investment income	(0.01)		(0.03)		(0.08)		—

Total distributions to shareholders	(0.01)		(0.03)		(0.08)		—

Net asset value, end of period	$8.38		$7.71		$6.55		$7.07

Total return	8.85%		18.18%		(6.42%)		1.00%

Ratios to average net assets(d)

Total gross expenses	1.07	%(e)	1.04	%(e)	1.07%		1.01	%(e)

Total net expenses(f)	0.93	%(e)(g)	0.95	%(e)	1.06	%(g)	1.01	%(e)

Net investment income	1.32	%(e)	0.81	%(e)	0.80%		4.49	%(e)

Supplemental data

Net assets, end of period (in thousands)	$169,233		$141,202		$127,642		$3

Portfolio turnover	25%		28%		46%		50%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to May 31.

(b)	For the period from September 27, 2010 (commencement of operations) to September 30, 2010.

(c)	Rounds to less than $0.01.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2012

Columbia Mid Cap Value Opportunity Fund

Notes to Financial Statements

November 30, 2012 (Unaudited)

Note 1. Organization

Columbia Mid Cap Value Opportunity Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class K shares (formerly Class R4 shares) are not subject to sales charges; however, this share class is closed to new investors. Effective October 25, 2012, Class R4 shares were renamed Class K shares.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares (formerly Class R3 shares) are not subject to sales charges. Effective October 31, 2012, Class R3 shares were renamed Class R4 shares. Effective November 8, 2012, Class R4 shares are only available to qualifying institutional investors. Prior to November 8, 2012, Class R4 shares were closed to new investors.

Class R5 shares are not subject to sales charges. Effective November 8, 2012, Class R5 shares are only available to investors purchasing through authorized investment professionals. Prior to November 8, 2012, Class R5 shares were closed to new investors.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Semiannual Report 2012	25

Columbia Mid Cap Value Opportunity Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund’s management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other

26	Semiannual Report 2012

Columbia Mid Cap Value Opportunity Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.76% to 0.62% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2012 was 0.71% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration

Semiannual Report 2012	27

Columbia Mid Cap Value Opportunity Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2012 was 0.05% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended November 30, 2012, other expenses paid to this company were $2,475.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Prior to October 27, 2012, total transfer agent fees for Class R4 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to that share class.

For the six months ended November 30, 2012, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.27%
Class B	0.27
Class C	0.27
Class K	0.05
Class R	0.27
Class R4	0.08
Class R5	0.05
Class W	0.27
Class Z	0.27

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2012, these minimum account balance fees reduced total expenses by $80.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services. Prior to October 27, 2012, the Fund also paid a plan administration fee at an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class R4 shares.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate

28	Semiannual Report 2012

Columbia Mid Cap Value Opportunity Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses. Prior to October 27, 2012, the Fund also paid a distribution fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class R4 shares.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $2,344,006 and $379,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2012, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $141,781 for Class A, $7,207 for Class B and $778 for Class C shares for the six months ended November 30, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through November 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.18%
Class B	1.93
Class C	1.93
Class I	0.76
Class K	1.06
Class R	1.43
Class R4*	0.93
Class R5	0.81
Class W	1.18
Class Z	0.93

*	Prior to October 27, 2012 the annual rate for the former Class R3 shares was 1.31%.

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Effective December 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses in the same manner as above, through September 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, will not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.27%
Class B	2.02
Class C	2.02
Class I	0.82
Class K	1.12
Class R	1.52
Class R4	1.02
Class R5	0.87
Class W	1.27
Class Z	1.02

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2012, the cost of investments for federal income tax purposes was approximately $1,346,632,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$232,539,000
Unrealized depreciation	(49,233,000)
Net unrealized appreciation	$183,306,000

Semiannual Report 2012	29

Columbia Mid Cap Value Opportunity Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

The following capital loss carryforward, determined as of May 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	36,421,936
2018	311,278,301
Total	347,700,237

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat post-October capital losses of $24,168,814 at May 31, 2012 as arising on June 1, 2012.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $395,053,394 and $562,627,876, respectively, for the six months ended November 30, 2012.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended November 30, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

At November 30, 2012, the Fund did not have any securities on loan.

In September 2012, the Board voted to cease securities lending by or on December 31, 2012.

Note 7. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At November 30, 2012, one unaffiliated shareholder account owned 19.4% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

30	Semiannual Report 2012

Columbia Mid Cap Value Opportunity Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended November 30, 2012.

Note 10. Significant Risks

Financials Sector Risk

The Fund’s portfolio managers may invest significantly in issuers operating in the financials sector. The Fund may be more susceptible to the particular risks of this sector than if the Fund were invested in a wider variety of issuers operating in unrelated industries.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012	31

Columbia Mid Cap Value Opportunity Fund

Supplemental Information

(Unaudited)

Change in Independent Registered Public Accounting Firm

At a meeting held on June 14, 2012, the Board, upon recommendation of the Audit Committee, approved the replacement of Ernst & Young LLP (Ernst & Young) as the independent registered public accounting firm for the Fund and certain other funds in the Columbia Family of Funds (collectively, the Funds) and appointed PricewaterhouseCoopers LLP (PwC). PwC’s engagement was effective at the completion of Ernst & Young’s audits of the financial statements of the Funds with fiscal years ended July 31, 2012. The Fund did not consult with PwC during the fiscal period ended May 31, 2012 and year ended September 30, 2011 and through the June meeting.

Ernst & Young’s reports on the financial statements of the Fund as of and for the fiscal period ended May 31, 2012 and year ended September 30, 2011 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through the June meeting, there were no: (1) disagreements between the Fund and Ernst & Young on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Ernst & Young’s satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports, or (2) reportable events.

32	Semiannual Report 2012

Columbia Mid Cap Value Opportunity Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ended June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012	33

Columbia Mid Cap Value Opportunity Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6252 N (1/13)

Semiannual Report November 30, 2012

Columbia Multi-Advisor Small Cap Value Fund

Columbia Multi-Advisor Small Cap Value Fund

President’s Message

Dear Shareholders,

Stocks rebound around the world

After a weak second quarter, U.S. stock market averages rebounded in the third quarter, erasing earlier losses and boosting year-to-date returns well into double digits. Welcome news from Europe and additional quantitative easing in the United States by the Federal Reserve Board helped bolster the rally. The Standard & Poor’s 500 Index (S&P 500 Index) rose 6.35% (total return) for the quarter. The Dow Jones Industrial Average advanced 4.32% for the same period. From the beginning of the calendar year through September 30, 2012, the S&P 500 Index was up 16.44% (total return). And, as of the end of September, the S&P 500 Index stood at 1,440 — approximately 8% below its all-time high of 1,565 that was set on October 9, 2007.

Outside the United States, stock markets of both developed and emerging market economies rebounded, as measured in U.S. dollars. Investors responded favorably to the announcement of policy measures aimed to resolve the eurozone crisis, which could potentially have a favorable impact on growth in emerging market economies. A weaker dollar also benefited returns to U.S. investors.

Solid gains for fixed income

Within fixed income, investors appeared to be increasingly willing to take on risk as they abandoned higher quality sectors that dominated the performance rankings in the second quarter and favored riskier sectors, where yield spreads tightened by a significant margin. Fixed-income returns were strong, but unlike equities, they have been less volatile, accumulating steadily over the course of the year. Gains were the highest for high-yield and emerging market bonds. By contrast, government issued debt securities eked out smaller gains.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>	Detailed up-to-date fund performance and portfolio information

>	Economic analysis and market commentary

>	Quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia Multi-Advisor Small Cap Value Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Multi-Advisor Small Cap Value Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Multi-Advisor Small Cap Value Fund (the Fund) Class A shares returned 10.15% excluding sales charges for the six months ended November 30, 2012.

>	The Fund outperformed its benchmark, the Russell 2000 Value Index, which returned 9.71% for the same time period.

Average Annual Total Returns (%) (for period ended November 30, 2012)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	06/18/01
Excluding sales charges		10.15	13.93	4.45	8.94
Including sales charges		3.83	7.37	3.20	8.30
Class B	06/18/01
Excluding sales charges		9.94	13.15	3.68	8.27
Including sales charges		4.94	8.15	3.34	8.27
Class C	06/18/01
Excluding sales charges		9.70	13.12	3.68	8.25
Including sales charges		8.70	12.12	3.68	8.25
Class I*	03/04/04	10.58	14.42	4.92	9.34
Class K (formerly Class R4)	06/18/01	10.27	13.97	4.66	9.13
Class R*	12/11/06	10.04	13.63	4.14	8.61
Class R4* (formerly Class R3)	12/11/06	10.22	13.96	4.43	8.91
Class R5*	12/11/06	10.54	14.42	4.86	9.19
Class Z*	09/27/10	10.44	14.29	4.53	8.98
Russell 2000 Value Index		9.71	15.05	2.52	8.58

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2012

Columbia Multi-Advisor Small Cap Value Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at November 30, 2012)
Platinum Underwriters Holdings Ltd.	2.5
Granite Real Estate, Inc.	2.4
JetBlue Airways Corp.	2.2
Celestica, Inc.	1.5
Dana Holding Corp.	1.5
HealthSouth Corp.	1.2
Resolute Forest Products	1.2
Terex Corp.	1.1
PolyOne Corp.	1.1
Oshkosh Corp.	1.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at November 30, 2012)
Common Stocks	92.7
Consumer Discretionary	14.3
Consumer Staples	1.8
Energy	4.0
Financials	23.6
Health Care	5.1
Industrials	20.6
Information Technology	16.2
Materials	4.8
Telecommunication Services	0.2
Utilities	2.1
Money Market Funds	7.3
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Barrow, Hanley, Mewhinney & Strauss, LLC

James McClure, CFA

John Harloe, CFA

Donald Smith & Co., Inc.

Donald Smith

Richard Greenberg, CFA

Metropolitan West Capital Management, LLC

Samir Sikka

Turner Investments, L.P.

David Kovacs, CFA

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2012	3

Columbia Multi-Advisor Small Cap Value Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2012 – November 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,101.50	1,017.90	7.53	7.23	1.43
Class B	1,000.00	1,000.00	1,099.40	1,014.09	11.53	11.06	2.19
Class C	1,000.00	1,000.00	1,097.00	1,014.14	11.46	11.01	2.18
Class I	1,000.00	1,000.00	1,105.80	1,020.05	5.28	5.06	1.00
Class K (formerly Class R4)	1,000.00	1,000.00	1,102.70	1,018.60	6.80	6.53	1.29
Class R	1,000.00	1,000.00	1,100.40	1,016.65	8.85	8.49	1.68
Class R4 (formerly Class R3)	1,000.00	1,000.00	1,102.20	1,017.65	7.80	7.49	1.48
Class R5	1,000.00	1,000.00	1,105.40	1,019.85	5.49	5.27	1.04
Class Z	1,000.00	1,000.00	1,104.40	1,019.15	6.22	5.97	1.18

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until September 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.95% for Class I and 1.15% for Class R4. Any amounts waived will not be reimbursed by the Fund. This change was effective August 1, 2012 for Class I and October 27, 2012 for Class R4. If this change had been in place for the entire six month period ended November 30, 2012, the actual expenses paid would have been $5.01 for Class I and $6.06 for Class R4; the hypothetical expenses paid would have been $4.81 for Class I and $5.82 for Class R4.

4	Semiannual Report 2012

Columbia Multi-Advisor Small Cap Value Fund

Portfolio of Investments

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 92.4%
Issuer	Shares	Value ($)
Consumer Discretionary 14.2%
Auto Components 2.8%

American Axle & Manufacturing Holdings, Inc.(a)	258,510	2,704,015

Cooper Tire & Rubber Co.	21,000	524,580

Dana Holding Corp.	305,619	4,333,677

Gentex Corp.	66,300	1,176,825

Total		8,739,097

Automobiles 0.1%

Winnebago Industries, Inc.(a)	18,040	256,529

Distributors 0.1%

Core-Mark Holding Co., Inc.	9,220	421,815

Diversified Consumer Services 0.3%

School Specialty, Inc.(a)	107,000	140,170

Sotheby’s	19,070	550,360

Stewart Enterprises, Inc., Class A	40,620	310,337

Total		1,000,867

Hotels, Restaurants & Leisure 0.6%

Boyd Gaming Corp.(a)	20,630	113,465

Choice Hotels International, Inc.	11,810	383,825

Multimedia Games Holdings Co., Inc.(a)	23,960	354,129

Pinnacle Entertainment, Inc.(a)	9,330	120,544

Six Flags Entertainment Corp.	16,730	1,028,560

Total		2,000,523

Household Durables 2.1%

Ethan Allen Interiors, Inc.	37,370	1,084,104

Hovnanian Enterprises-a(a)	55,780	291,172

La-Z-Boy, Inc.(a)	31,720	473,262

Meritage Homes Corp.(a)	10,320	361,406

NACCO Industries, Inc., Class A	2,890	154,095

Ryland Group, Inc. (The)	13,550	453,247

Standard Pacific Corp.(a)	83,480	559,316

Tempur-Pedic International, Inc.(a)	11,630	309,940

Whirlpool Corp.	29,800	3,034,832

Total		6,721,374

Leisure Equipment & Products 0.8%

Arctic Cat, Inc.(a)	3,300	124,179

Brunswick Corp.	90,200	2,324,454

Total		2,448,633

Media 1.0%

AMC Networks, Inc., Class A(a)	39,100	2,062,916

John Wiley & Sons, Inc., Class A	21,100	900,970

Total		2,963,886

Common Stocks (continued)
Issuer	Shares	Value ($)
Multiline Retail 0.1%

Fred’s, Inc., Class A	30,660	407,778

Specialty Retail 5.1%

Abercrombie & Fitch Co., Class A	37,000	1,697,930

Aeropostale, Inc.(a)	87,700	1,211,137

ANN, Inc.(a)	10,550	353,952

Ascena Retail Group, Inc.(a)	39,000	783,900

Cabela’s, Inc.(a)	37,000	1,767,490

Cato Corp. (The), Class A	6,430	186,856

DSW, Inc., Class A	19,000	1,292,570

Finish Line, Inc., Class A (The)	16,050	331,112

Francesca’s Holdings Corp.(a)	10,560	274,877

Genesco, Inc.(a)	2,340	129,472

Group 1 Automotive, Inc.	21,450	1,303,302

JOS A Bank Clothiers, Inc.(a)	28,000	1,206,800

Men’s Wearhouse, Inc. (The)	73,100	2,371,364

OfficeMax, Inc.	191,580	1,915,800

RadioShack Corp.	403,050	818,191

Rent-A-Center, Inc.	9,820	341,343

Total		15,986,096

Textiles, Apparel & Luxury Goods 1.2%

Carter’s, Inc.(a)	22,000	1,166,880

Fifth & Pacific Companies, Inc.(a)	24,270	292,454

Jones Group, Inc. (The)	205,970	2,422,207

Total		3,881,541

Total Consumer Discretionary		44,828,139

Consumer Staples 1.8%
Food & Staples Retailing 0.1%

Harris Teeter Supermarkets, Inc.	6,980	265,170

Food Products 1.4%

Annie’s, Inc.(a)	11,220	402,461

Flowers Foods, Inc.	70,500	1,659,570

J&J Snack Foods Corp.	12,500	786,250

TreeHouse Foods, Inc.(a)	29,000	1,520,760

Total		4,369,041

Personal Products 0.1%

Elizabeth Arden, Inc.(a)	9,660	448,321

Tobacco 0.2%

Alliance One International, Inc.(a)	151,443	498,248

Total Consumer Staples		5,580,780

Energy 4.0%
Energy Equipment & Services 1.6%

Basic Energy Services, Inc.(a)	24,410	268,998

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	5

Columbia Multi-Advisor Small Cap Value Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Dril-Quip, Inc.(a)	9,750	686,108

Exterran Holdings, Inc.(a)	9,090	189,708

Hercules Offshore, Inc.(a)	101,450	523,482

Hornbeck Offshore Services, Inc.(a)	9,420	338,838

Newpark Resources, Inc.(a)	62,070	484,146

Oceaneering International, Inc.	14,500	763,860

Parker Drilling Co.(a)	273,500	1,145,965

Tetra Technologies, Inc.(a)	98,000	686,000

Total		5,087,105

Oil, Gas & Consumable Fuels 2.4%

Advantage Oil & Gas Ltd.(a)	304,421	1,016,766

Berry Petroleum Co., Class A	49,400	1,536,834

Carrizo Oil & Gas, Inc.(a)	18,320	380,140

Comstock Resources, Inc.(a)	27,820	456,248

Gulfport Energy Corp.(a)	12,410	472,076

Oasis Petroleum, Inc.(a)	41,000	1,239,020

Overseas Shipholding Group, Inc.	118,740	145,456

Rex Energy Corp.(a)	41,380	544,147

SemGroup Corp., Class A(a)	3,870	145,822

Triangle Petroleum Corp.(a)	38,260	239,125

W&T Offshore, Inc.	25,970	430,323

WPX Energy, Inc.(a)	52,268	825,312

Total		7,431,269

Total Energy		12,518,374

Financials 23.6%
Capital Markets 2.2%

Duff & Phelps Corp., Class A	102,600	1,245,564

E*Trade Financial Corp.(a)	122,000	1,027,240

Eaton Vance Corp.	41,000	1,307,080

Janus Capital Group, Inc.	202,400	1,659,680

Prospect Capital Corp.	25,648	270,074

Stifel Financial Corp.(a)	34,500	1,049,490

Walter Investment Management(a)	7,030	297,228

Total		6,856,356

Commercial Banks 8.5%

Associated Banc-Corp.	117,000	1,503,450

Banco Latinoamericano de Comercio Exterior SA, Class E	19,920	430,272

Banner Corp.	15,950	479,298

BBCN Bancorp, Inc.	154,517	1,758,404

Boston Private Financial Holdings, Inc.	47,650	439,810

CapitalSource, Inc.	61,370	494,029

Cathay General Bancorp	107,759	1,928,886

Common Stocks (continued)
Issuer	Shares	Value ($)
Citizens Republic Bancorp, Inc.(a)	26,860	504,162

Community Bank System, Inc.	13,173	354,090

Community Trust Bancorp, Inc.	10,360	339,186

First Commonwealth Financial Corp.	63,240	405,368

First Financial Bancorp	22,500	326,925

First Merchants Corp.	25,390	344,796

First Midwest Bancorp, Inc.	29,130	364,125

FNB Corp.	38,110	411,588

Glacier Bancorp, Inc.	116,010	1,685,625

Hancock Holding Co.	66,370	2,085,345

Hanmi Financial Corp.(a)	29,140	363,959

Hometrust Bancshares, Inc.(a)	22,360	287,102

National Penn Bancshares, Inc.	39,600	375,012

PacWest Bancorp	18,670	465,070

Popular, Inc.(a)	23,540	465,386

PrivateBancorp, Inc.	27,480	450,397

Prosperity Bancshares, Inc.	72,360	2,976,167

Susquehanna Bancshares, Inc.	41,450	426,106

Synovus Financial Corp.	1,184,620	2,807,549

Taylor Capital Group, Inc.(a)	11,740	206,624

TCF Financial Corp.	31,960	379,685

United Bankshares, Inc.	13,580	335,426

Webster Financial Corp.	22,390	466,160

Western Alliance Bancorp(a)	37,080	376,733

Wintrust Financial Corp.	15,160	557,736

Zions Bancorporation	99,000	1,986,930

Total		26,781,401

Consumer Finance 0.3%

Nelnet, Inc., Class A	17,110	489,175

Netspend Holdings, Inc.(a)	37,730	439,554

Total		928,729

Insurance 6.5%

American National Insurance Co.	27,300	1,883,427

Endurance Specialty Holdings Ltd.	3,250	130,650

Horace Mann Educators Corp.	143,700	2,747,544

Montpelier Re Holdings Ltd.	103,928	2,274,984

Navigators Group, Inc. (The)(a)	5,660	296,641

Platinum Underwriters Holdings Ltd.	161,005	7,167,942

ProAssurance Corp.	17,900	1,623,172

Selective Insurance Group, Inc.	25,540	477,087

StanCorp Financial Group, Inc.	44,500	1,513,445

Stewart Information Services Corp.	22,130	604,149

Validus Holdings Ltd.	47,901	1,698,567

Total		20,417,608

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2012

Columbia Multi-Advisor Small Cap Value Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Investment Trusts (REITs) 5.0%

American Assets Trust, Inc.	16,180	440,581

ARMOUR Residential REIT, Inc.	39,980	279,860

Colonial Properties Trust	18,670	380,868

Colony Financial, Inc.	15,660	313,513

Coresite Realty Corp.	13,750	352,000

CubeSmart	19,380	267,444

CYS Investments, Inc.	19,430	248,510

DiamondRock Hospitality Co.	116,190	1,015,501

DuPont Fabros Technology, Inc.	18,010	415,851

Epr Properties	8,200	371,870

FelCor Lodging Trust, Inc.(a)	83,910	352,422

Granite Real Estate, Inc.	190,205	7,054,704

Healthcare Realty Trust, Inc.	21,220	506,097

Highwoods Properties, Inc.	8,700	280,488

Invesco Mortgage Capital, Inc.	21,460	454,308

LaSalle Hotel Properties	14,370	346,461

Redwood Trust, Inc.	14,410	240,935

Resource Capital Corp.	66,110	391,371

Sabra Health Care REIT, Inc.	16,850	365,645

Starwood Property Trust, Inc.	21,000	480,060

Sunstone Hotel Investors, Inc.(a)	40,610	419,095

Two Harbors Investment Corp.	38,730	438,424

Universal Health Realty Income Trust	3,860	188,136

Total		15,604,144

Real Estate Management & Development 0.6%

Jones Lang LaSalle, Inc.	21,000	1,722,210

Tejon Ranch Co.(a)	9,550	266,445

Total		1,988,655

Thrifts & Mortgage Finance 0.5%

Dime Community Bancshares, Inc.	25,820	360,189

Homestreet, Inc.(a)	12,880	316,977

MGIC Investment Corp.(a)	37,440	65,520

Ocwen Financial Corp.(a)	8,320	298,355

Provident Financial Services, Inc.	30,680	444,553

TrustCo Bank Corp.	31,760	167,375

Total		1,652,969

Total Financials		74,229,862

Health Care 5.1%
Biotechnology 0.2%

Celldex Therapeutics, Inc.(a)	76,370	453,638

Health Care Equipment & Supplies 1.2%

Alere, Inc.(a)	6,990	129,315

Common Stocks (continued)
Issuer	Shares	Value ($)
CONMED Corp.	13,650	377,149

Cynosure Inc., Class A(a)	14,590	328,567

Integra LifeSciences Holdings Corp.(a)	11,780	456,593

STERIS Corp.	53,500	1,828,095

Thoratec Corp.(a)	8,400	312,480

West Pharmaceutical Services, Inc.	8,900	480,867

Total		3,913,066

Health Care Providers & Services 2.1%

AMN Healthcare Services, Inc.(a)	138,500	1,513,805

Gentiva Health Services, Inc.(a)	39,620	408,086

HealthSouth Corp.(a)	157,870	3,471,561

Kindred Healthcare, Inc.(a)	42,030	456,025

Magellan Health Services, Inc.(a)	3,620	187,806

PharMerica Corp.(a)	38,740	559,406

Total		6,596,689

Health Care Technology 0.1%

MedAssets, Inc.(a)	20,560	331,016

Life Sciences Tools & Services 1.5%

Bio-Rad Laboratories, Inc., Class A(a)	11,000	1,149,390

Charles River Laboratories International, Inc.(a)	25,100	963,087

Covance, Inc.(a)	45,900	2,616,759

Total		4,729,236

Total Health Care		16,023,645

Industrials 20.5%
Aerospace & Defense 0.1%

Moog, Inc., Class A(a)	10,275	377,709

Air Freight & Logistics 1.0%

Atlas Air Worldwide Holdings, Inc.(a)	9,100	393,848

Forward Air Corp.	86,800	2,886,100

Total		3,279,948

Airlines 3.5%

Air France-KLM, ADR(a)	286,770	2,641,152

JetBlue Airways Corp.(a)	1,217,629	6,258,613

Southwest Airlines Co.	191,357	1,823,636

U.S. Airways Group, Inc.(a)	33,200	427,948

Total		11,151,349

Building Products 2.3%

AAON, Inc.	16,870	355,113

Apogee Enterprises, Inc.	19,420	445,106

Gibraltar Industries, Inc.(a)	104,326	1,447,002

Lennox International, Inc.	9,520	500,657

Simpson Manufacturing Co., Inc.	66,200	2,165,402

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	7

Columbia Multi-Advisor Small Cap Value Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Trex Co., Inc.(a)	54,400	2,209,184

Total		7,122,464

Commercial Services & Supplies 3.5%

ACCO Brands Corp.(a)	84,500	569,530

Geo Group, Inc. (The)	20,050	565,410

Herman Miller, Inc.	94,650	1,999,008

Interface, Inc.	32,150	472,284

KAR Auction Services, Inc.(a)	132,000	2,345,640

Mine Safety Appliances Co.	2,340	90,511

Mobile Mini, Inc.(a)	152,700	3,047,892

Schawk, Inc.	58,000	696,580

United Stationers, Inc.	39,500	1,212,255

Total		10,999,110

Construction & Engineering 2.0%

Aegion Corp.(a)	101,400	2,090,868

Comfort Systems U.S.A., Inc.	112,410	1,215,152

EMCOR Group, Inc.	50,690	1,665,167

Pike Electric Corp.(a)	134,500	1,331,550

Total		6,302,737

Electrical Equipment 0.9%

Brady Corp., Class A	15,529	495,996

Regal-Beloit Corp.	32,900	2,294,775

Total		2,790,771

Machinery 4.6%

Actuant Corp., Class A	15,200	437,304

Briggs & Stratton Corp.	23,380	474,380

ESCO Technologies, Inc.	11,740	430,858

Hyster-yale Materials Hand-b	2,890	119,877

IDEX Corp.	39,500	1,775,525

Manitowoc Co., Inc. (The)	28,500	427,500

Oshkosh Corp.(a)	112,700	3,307,745

Tecumseh Products Co., Class B(a)	10,948	43,902

Terex Corp.(a)	138,200	3,343,058

Trinity Industries, Inc.	37,600	1,194,552

Wabtec Corp.	17,000	1,438,540

Watts Water Technologies, Inc., Class A	33,960	1,388,624

Total		14,381,865

Marine 0.4%

Kirby Corp.(a)	20,500	1,186,540

Professional Services 1.2%

Korn/Ferry International(a)	171,000	2,465,820

Resources Connection, Inc.	108,500	1,259,685

Total		3,725,505

Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 0.6%

Avis Budget Group, Inc.(a)	27,420	519,335

Landstar System, Inc.	21,000	1,061,970

Saia, Inc.(a)	17,160	371,685

Total		1,952,990

Trading Companies & Distributors 0.4%

Aircastle Ltd.	54,800	623,076

Beacon Roofing Supply, Inc.(a)	10,620	327,521

TAL International Group, Inc.	12,360	420,858

Total		1,371,455

Total Industrials		64,642,443

Information Technology 16.2%
Communications Equipment 0.7%

Ixia(a)	31,230	469,075

Loral Space & Communications, Inc.	6,330	538,493

Plantronics, Inc.	34,500	1,160,235

Total		2,167,803

Computers & Peripherals 0.9%

Avid Technology, Inc.(a)	157,500	1,028,475

Electronics for Imaging, Inc.(a)	100,500	1,845,180

Total		2,873,655

Electronic Equipment, Instruments & Components 8.3%

Celestica, Inc.(a)	599,229	4,422,310

Cognex Corp.	58,000	2,077,560

FARO Technologies, Inc.(a)	29,500	1,040,760

Ingram Micro, Inc., Class A(a)	200,400	3,246,480

Insight Enterprises, Inc.(a)	11,480	194,471

Jabil Circuit, Inc.	105,000	1,995,000

Littelfuse, Inc.	43,290	2,498,266

Mercury Systems, Inc.(a)	112,600	989,754

Park Electrochemical Corp.	57,500	1,401,275

Plexus Corp.(a)	75,800	1,754,770

Rofin-Sinar Technologies, Inc.(a)	19,850	419,828

Sanmina Corp.(a)	347,608	3,274,467

Vishay Intertechnology, Inc.(a)	286,200	2,776,140

Total		26,091,081

Internet Software & Services 0.8%

Blucora, Inc.(a)	18,680	275,530

IntraLinks Holdings, Inc.(a)	50,530	332,993

OpenTable, Inc.(a)	5,100	228,939

ValueClick, Inc.(a)	26,900	507,603

WebMD Health Corp.(a)	71,900	1,010,195

Total		2,355,260

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2012

Columbia Multi-Advisor Small Cap Value Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 0.9%

Acxiom Corp.(a)	24,770	438,181

Cardtronics, Inc.(a)	4,990	114,471

Convergys Corp.	32,210	502,798

DST Systems, Inc.	20,500	1,181,620

Euronet Worldwide, Inc.(a)	19,470	433,402

Unisys Corp.(a)	17,740	306,547

Total		2,977,019

Semiconductors & Semiconductor Equipment 2.8%

Advanced Energy Industries, Inc.(a)	4,520	57,811

ATMI, Inc.(a)	37,500	747,000

Axcelis Technologies, Inc.(a)	200,000	198,000

Brooks Automation, Inc.	214,800	1,653,960

Cavium, Inc.(a)	8,920	314,252

Cymer, Inc.(a)	4,700	412,190

Diodes, Inc.(a)	5,720	86,601

Entegris, Inc.(a)	49,630	444,685

Inphi Corp.(a)	18,780	146,484

International Rectifier Corp.(a)	64,120	1,095,169

MEMC Electronic Materials, Inc.(a)	75,640	221,625

Micron Technology, Inc.(a)	250,000	1,495,000

OmniVision Technologies, Inc.(a)	13,050	197,055

Photronics, Inc.(a)	146,700	755,505

Power Integrations, Inc.	10,130	315,144

RF Micro Devices, Inc.(a)	26,970	116,510

Spreadtrum Communications, Inc., ADR	21,110	392,224

Total		8,649,215

Software 1.8%

ACI Worldwide, Inc.(a)	7,481	322,506

Aspen Technology, Inc.(a)	7,490	194,665

Ellie Mae, Inc.(a)	18,770	465,872

Informatica Corp.(a)	43,000	1,155,410

Manhattan Associates, Inc.(a)	2,410	137,948

Mentor Graphics Corp.(a)	202,940	3,029,894

Netscout Systems, Inc.(a)	17,740	445,629

Total		5,751,924

Total Information Technology		50,865,957

Materials 4.7%
Chemicals 1.6%

Flotek Industries, Inc.(a)	23,760	274,428

H.B. Fuller Co.	9,180	301,563

Kraton Performance Polymers, Inc.(a)	5,050	118,624

Common Stocks (continued)
Issuer	Shares	Value ($)
Minerals Technologies, Inc.	6,760	500,240

Olin Corp.	20,130	417,295

PolyOne Corp.	165,600	3,335,184

Total		4,947,334

Construction Materials 0.6%

Headwaters, Inc.(a)	12,230	92,948

Texas Industries, Inc.(a)	38,940	1,807,595

Total		1,900,543

Containers & Packaging 0.4%

Myers Industries, Inc.	89,300	1,327,891

Metals & Mining 0.5%

AMCOL International Corp.	16,370	494,210

AuRico Gold, Inc.(a)	70,000	551,600

Coeur d’Alene Mines Corp.(a)	15,720	365,647

Worthington Industries, Inc.	13,090	308,401

Total		1,719,858

Paper & Forest Products 1.6%

Buckeye Technologies, Inc.	4,610	127,789

Clearwater Paper Corp.(a)	11,740	466,665

Deltic Timber Corp.	5,680	392,204

Louisiana-Pacific Corp.(a)	38,280	666,838

Resolute Forest Products(a)	287,998	3,372,456

Total		5,025,952

Total Materials		14,921,578

Telecommunication Services 0.2%
Diversified Telecommunication Services 0.2%

Cincinnati Bell, Inc.(a)	34,460	183,672

General Communication, Inc., Class A(a)	71,500	602,745

Total		786,417

Total Telecommunication Services		786,417

Utilities 2.1%
Electric Utilities 1.0%

Cleco Corp.	6,400	257,856

Empire District Electric Co. (The)	8,900	178,000

MGE Energy, Inc.	8,030	405,916

PNM Resources, Inc.	23,190	490,005

Portland General Electric Co.	16,960	458,429

UNS Energy Corp.	5,090	216,732

Westar Energy, Inc.	43,000	1,234,100

Total		3,241,038

Gas Utilities 0.2%

Laclede Group, Inc. (The)	8,810	358,655

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	9

Columbia Multi-Advisor Small Cap Value Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
WGL Holdings, Inc.	10,370	405,052

Total		763,707

Independent Power Producers & Energy Traders 0.7%

GenOn Energy, Inc.(a)	827,000	2,108,850

Multi-Utilities 0.2%

Black Hills Corp.	15,310	546,414

Total Utilities		6,660,009

Total Common Stocks
(Cost: $263,804,507)		291,057,204

Money Market Funds 7.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.154%(b)(c)	22,880,385	22,880,385

Total Money Market Funds
(Cost: $22,880,385)		22,880,385

Total Investments
(Cost: $286,684,892)		313,937,589

Other Assets & Liabilities, Net		837,200

Net Assets		314,774,789

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at November 30, 2012.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	24,107,875	49,787,898	(51,015,388)	22,880,385	18,463	22,880,385

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2012

Columbia Multi-Advisor Small Cap Value Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	44,828,139	—	—	44,828,139

Consumer Staples	5,580,780	—	—	5,580,780

Energy	12,518,374	—	—	12,518,374

Financials	74,229,862	—	—	74,229,862

Health Care	16,023,645	—	—	16,023,645

Industrials	64,642,443	—	—	64,642,443

Information Technology	50,865,957	—	—	50,865,957

Materials	14,921,578	—	—	14,921,578

Telecommunication Services	786,417	—	—	786,417

Utilities	6,660,009	—	—	6,660,009

Total Equity Securities	291,057,204	—	—	291,057,204

Other

Money Market Funds	22,880,385	—	—	22,880,385

Total Other	22,880,385	—	—	22,880,385

Total	313,937,589	—	—	313,937,589

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	11

Columbia Multi-Advisor Small Cap Value Fund

Statement of Assets and Liabilities

November 30, 2012 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $263,804,507)	$291,057,204

Affiliated issuers (identified cost $22,880,385)	22,880,385

Total investments (identified cost $286,684,892)	313,937,589

Cash	495,100

Receivable for:

Investments sold	4,174,376

Capital shares sold	132,651

Dividends	364,921

Interest	1,608

Reclaims	9,539

Expense reimbursement due from Investment Manager	2,703

Prepaid expenses	3,256

Total assets	319,121,743

Liabilities

Payable for:

Investments purchased	3,722,115

Capital shares purchased	484,987

Investment management fees	8,329

Distribution and/or service fees	2,308

Transfer agent fees	59,013

Administration fees	691

Plan administration fees	416

Compensation of board members	19,544

Other expenses	49,551

Total liabilities	4,346,954

Net assets applicable to outstanding capital stock	$314,774,789

Represented by

Paid-in capital	$290,569,488

Excess of distributions over net investment income	(605,553)

Accumulated net realized loss	(2,441,843)

Unrealized appreciation (depreciation) on:

Investments	27,252,697

Total — representing net assets applicable to outstanding capital stock	$314,774,789

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2012

Columbia Multi-Advisor Small Cap Value Fund

Statement of Assets and Liabilities (continued)

November 30, 2012 (Unaudited)

Class A

Net assets	$245,808,161

Shares outstanding	41,143,597

Net asset value per share	$5.97

Maximum offering price per share(a)	$6.33

Class B

Net assets	$11,554,442

Shares outstanding	2,133,061

Net asset value per share	$5.42

Class C

Net assets	$8,842,831

Shares outstanding	1,627,371

Net asset value per share	$5.43

Class I

Net assets	$19,945,854

Shares outstanding	3,180,371

Net asset value per share	$6.27

Class K(b)

Net assets	$2,006,583

Shares outstanding	327,619

Net asset value per share	$6.12

Class R

Net assets	$4,656,096

Shares outstanding	786,316

Net asset value per share	$5.92

Class R4(c)

Net assets	$2,348,191

Shares outstanding	388,748

Net asset value per share	$6.04

Class R5

Net assets	$15,142,986

Shares outstanding	2,445,744

Net asset value per share	$6.19

Class Z

Net assets	$4,469,645

Shares outstanding	716,349

Net asset value per share	$6.24

(a)	The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

(b)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(c)	Effective October 31, 2012, Class R3 shares were renamed Class R4 shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	13

Columbia Multi-Advisor Small Cap Value Fund

Statement of Operations

Six Months Ended November 30, 2012 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$1,973,245
Dividends — affiliated issuers	18,463
Interest	3
Income from securities lending — net	126,803
Foreign taxes withheld	(28,868)

Total income	2,089,646

Expenses:
Investment management fees	1,531,402
Distribution and/or service fees
Class A	310,065
Class B	65,151
Class C	44,126
Class R	10,659
Class R4(a)	2,490
Transfer agent fees
Class A	426,988
Class B	22,127
Class C	15,197
Class K(b)	474
Class R	7,365
Class R4(a)	1,249
Class R5	3,714
Class Z	7,305
Administration fees	126,997
Plan administration fees
Class K(b)	2,390
Class R4(a)	2,490
Compensation of board members	7,802
Custodian fees	7,085
Printing and postage fees	40,388
Registration fees	62,237
Professional fees	15,664
Other	7,199

Total expenses	2,720,564
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(430,943)
Expense reductions	(60)

Total net expenses	2,289,561

Net investment loss	(199,915)

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	13,137,222

Net realized gain	13,137,222
Net change in unrealized appreciation (depreciation) on:
Investments	17,906,430

Net change in unrealized appreciation (depreciation)	17,906,430

Net realized and unrealized gain	31,043,652

Net increase in net assets resulting from operations	$30,843,737

(a)	Effective October 31, 2012, Class R3 shares were renamed Class R4 shares.

(b)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2012

Columbia Multi-Advisor Small Cap Value Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012
Operations

Net investment loss	$(199,915)	$(1,019,828)

Net realized gain	13,137,222	19,922,076

Net change in unrealized appreciation (depreciation)	17,906,430	(72,917,885)

Net increase (decrease) in net assets resulting from operations	30,843,737	(54,015,637)

Increase (decrease) in net assets from capital stock activity	(31,859,246)	(78,936,469)

Proceeds from regulatory settlements (Note 6)	119,444	—

Total decrease in net assets	(896,065)	(132,952,106)

Net assets at beginning of period	315,670,854	448,622,960

Net assets at end of period	$314,774,789	$315,670,854

Excess of distributions over net investment income	$(605,553)	$(405,638)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	15

Columbia Multi-Advisor Small Cap Value Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(a)	2,210,268	12,499,136	6,594,226	37,313,361

Redemptions	(6,274,225)	(35,752,757)	(13,699,271)	(75,076,091)

Net decrease	(4,063,957)	(23,253,621)	(7,105,045)	(37,762,730)

Class B shares

Subscriptions	5,423	27,774	44,057	229,567

Redemptions(a)	(1,332,947)	(6,797,725)	(3,244,313)	(17,337,503)

Net decrease	(1,327,524)	(6,769,951)	(3,200,256)	(17,107,936)

Class C shares

Subscriptions	115,847	598,047	416,727	2,087,238

Redemptions	(219,940)	(1,149,898)	(452,712)	(2,281,049)

Net decrease	(104,093)	(551,851)	(35,985)	(193,811)

Class I shares

Subscriptions	6,592	39,514	856,980	4,813,754

Redemptions	(194,517)	(1,201,173)	(4,987,821)	(29,237,975)

Net decrease	(187,925)	(1,161,659)	(4,130,841)	(24,424,221)

Class K shares(b)

Subscriptions	84,528	485,206	110,246	632,244

Redemptions	(36,612)	(216,839)	(186,121)	(1,056,442)

Net increase (decrease)	47,916	268,367	(75,875)	(424,198)

Class R shares

Subscriptions	280,561	1,573,767	566,656	3,036,780

Redemptions	(153,505)	(858,540)	(224,432)	(1,242,803)

Net increase	127,056	715,227	342,224	1,793,977

Class R4 shares(c)

Subscriptions	35,572	204,535	96,694	534,949

Redemptions	(118,626)	(681,782)	(95,326)	(523,557)

Net increase (decrease)	(83,054)	(477,247)	1,368	11,392

Class R5 shares

Subscriptions	223,084	1,319,397	641,295	3,540,306

Redemptions	(342,486)	(2,037,742)	(797,888)	(4,569,923)

Net decrease	(119,402)	(718,345)	(156,593)	(1,029,617)

Class Z shares

Subscriptions	77,133	459,617	537,262	3,091,671

Redemptions	(61,624)	(369,783)	(510,592)	(2,890,996)

Net increase	15,509	89,834	26,670	200,675

Total net decrease	(5,695,474)	(31,859,246)	(14,334,333)	(78,936,469)

(a)	Includes conversions of Class B shares to Class A shares, if any. The line items from the prior year have been combined to conform to the current year presentation.

(b)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(c)	Effective October 31, 2012, Class R3 shares were renamed Class R4 shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2012

Columbia Multi-Advisor Small Cap Value Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended November 30, 2012		Year Ended May 31,
Class A	(Unaudited)		2012		2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$5.42		$6.18		$4.91	$3.35	$4.73	$6.56

Income from investment operations:

Net investment income (loss)	(0.00	)(a)	(0.01)		(0.03)	(0.02)	0.00 (a)	0.03

Net realized and unrealized gain (loss)	0.55		(0.75)		1.30	1.58	(1.38)	(1.02)

Total from investment operations	0.55		(0.76)		1.27	1.56	(1.38)	(0.99)

Less distributions to shareholders:

Net realized gains	—		—		—	—	—	(0.83)

Tax return of capital	—		—		—	—	—	(0.01)

Total distributions to shareholders	—		—		—	—	—	(0.84)

Proceeds from regulatory settlements	0.00	(a)	—		—	—	—	—

Net asset value, end of period	$5.97		$5.42		$6.18	$4.91	$3.35	$4.73

Total return	10.15	%(b)	(12.30%)		25.87%	46.57%	(29.18%)	(15.03%)

Ratios to average net assets(c)

Total gross expenses	1.72	%(d)	1.70%		1.70%	1.79%	1.79%	1.56%

Total net expenses(e)	1.43	%(d)(f)	1.50	%(f)	1.53%	1.52%	1.35%	1.37%

Net investment income (loss)	(0.12	%)(d)	(0.27%)		(0.56%)	(0.54%)	0.04%	0.51%

Supplemental data

Net assets, end of period (in thousands)	$245,808		$244,913		$323,548	$277,384	$194,256	$365,496

Portfolio turnover	28%		66%		54%	80%	120%	45%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	17

Columbia Multi-Advisor Small Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,
Class B	(Unaudited)		2012		2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$4.93		$5.68		$4.54	$3.12	$4.44	$6.26

Income from investment operations:

Net investment loss	(0.02)		(0.05)		(0.07)	(0.05)	(0.02)	(0.01)

Net realized and unrealized gain (loss)	0.51		(0.70)		1.21	1.47	(1.30)	(0.97)

Total from investment operations	0.49		(0.75)		1.14	1.42	(1.32)	(0.98)

Less distributions to shareholders:

Net realized gains	—		—		—	—	—	(0.83)

Tax return of capital	—		—		—	—	—	(0.01)

Total distributions to shareholders	—		—		—	—	—	(0.84)

Proceeds from regulatory settlements	0.00	(a)	—		—	—	—	—

Net asset value, end of period	$5.42		$4.93		$5.68	$4.54	$3.12	$4.44

Total return	9.94	%(b)	(13.20%)		25.11%	45.51%	(29.73%)	(15.64%)

Ratios to average net assets(c)

Total gross expenses	2.46	%(d)	2.44%		2.47%	2.56%	2.56%	2.33%

Total net expenses(e)	2.19	%(d)(f)	2.26	%(f)	2.30%	2.30%	2.12%	2.13%

Net investment loss	(0.87	%)(d)	(1.05%)		(1.34%)	(1.31%)	(0.73%)	(0.26%)

Supplemental data

Net assets, end of period (in thousands)	$11,554		$17,066		$37,804	$62,404	$61,304	$128,473

Portfolio turnover	28%		66%		54%	80%	120%	45%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2012

Columbia Multi-Advisor Small Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,
Class C	(Unaudited)		2012		2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$4.95		$5.69		$4.55	$3.12	$4.45	$6.27

Income from investment operations:

Net investment loss	(0.02)		(0.05)		(0.07)	(0.05)	(0.02)	(0.01)

Net realized and unrealized gain (loss)	0.50		(0.69)		1.21	1.48	(1.31)	(0.97)

Total from investment operations	0.48		(0.74)		1.14	1.43	(1.33)	(0.98)

Less distributions to shareholders:

Net realized gains	—		—		—	—	—	(0.83)

Tax return of capital	—		—		—	—	—	(0.01)

Total distributions to shareholders	—		—		—	—	—	(0.84)

Proceeds from regulatory settlements	0.00	(a)	—		—	—	—	—

Net asset value, end of period	$5.43		$4.95		$5.69	$4.55	$3.12	$4.45

Total return	9.70	%(b)	(13.01%)		25.05%	45.83%	(29.89%)	(15.61%)

Ratios to average net assets(c)

Total gross expenses	2.47	%(d)	2.44%		2.44%	2.55%	2.55%	2.33%

Total net expenses(e)	2.18	%(d)(f)	2.26	%(f)	2.29%	2.28%	2.11%	2.13%

Net investment loss	(0.87	%)(d)	(1.02%)		(1.33%)	(1.29%)	(0.72%)	(0.24%)

Supplemental data

Net assets, end of period (in thousands)	$8,843		$8,563		$10,055	$7,765	$5,807	$10,463

Portfolio turnover	28%		66%		54%	80%	120%	45%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	19

Columbia Multi-Advisor Small Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,
Class I	(Unaudited)		2012	2011	2010		2009	2008
Per share data
Net asset value, beginning of period	$5.67		$6.45	$5.10	$3.46		$4.87	$6.69

Income from investment operations:

Net investment income (loss)	0.01		0.01	(0.01)	(0.00	)(a)	0.02	0.05

Net realized and unrealized gain (loss)	0.59		(0.79)	1.36	1.64		(1.43)	(1.03)

Total from investment operations	0.60		(0.78)	1.35	1.64		(1.41)	(0.98)

Less distributions to shareholders:

Net realized gains	—		—	—	—		—	(0.83)

Tax return of capital	—		—	—	—		—	(0.01)

Total distributions to shareholders	—		—	—	—		—	(0.84)

Proceeds from regulatory settlements	0.00	(a)	—	—	—		—	—

Net asset value, end of period	$6.27		$5.67	$6.45	$5.10		$3.46	$4.87

Total return	10.58	%(b)	(12.09%)	26.47%	47.40%		(28.95%)	(14.54%)

Ratios to average net assets(c)

Total gross expenses	1.13	%(d)	1.12%	1.16%	1.20%		1.18%	1.05%

Total net expenses(e)	1.00	%(d)	1.09%	1.08%	1.07%		0.93%	0.96%

Net investment income (loss)	0.32	%(d)	0.09%	(0.12%)	(0.08%)		0.50%	0.92%

Supplemental data

Net assets, end of period (in thousands)	$19,946		$19,114	$48,387	$43,815		$40,476	$15,385

Portfolio turnover	28%		66%	54%	80%		120%	45%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2012

Columbia Multi-Advisor Small Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,
Class K(a)	(Unaudited)		2012	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$5.55		$6.33	$5.02	$3.41	$4.81	$6.62

Income from investment operations:

Net investment income (loss)	0.00	(b)	(0.01)	(0.02)	(0.02)	0.01	0.05

Net realized and unrealized gain (loss)	0.57		(0.77)	1.33	1.63	(1.41)	(1.02)

Total from investment operations	0.57		(0.78)	1.31	1.61	(1.40)	(0.97)

Less distributions to shareholders:

Net realized gains	—		—	—	—	—	(0.83)

Tax return of capital	—		—	—	—	—	(0.01)

Total distributions to shareholders	—		—	—	—	—	(0.84)

Proceeds from regulatory settlements	0.00	(b)	—	—	—	—	—

Net asset value, end of period	$6.12		$5.55	$6.33	$5.02	$3.41	$4.81

Total return	10.27	%(c)	(12.32%)	26.10%	47.21%	(29.11%)	(14.56%)

Ratios to average net assets(d)

Total gross expenses	1.43	%(e)	1.41%	1.41%	1.50%	1.42%	1.35%

Total net expenses(f)	1.29	%(e)	1.38%	1.33%	1.37%	1.01%	0.99%

Net investment income (loss)	0.03	%(e)	(0.15%)	(0.42%)	(0.37%)	0.39%	0.94%

Supplemental data

Net assets, end of period (in thousands)	$2,007		$1,552	$2,250	$370	$154	$249

Portfolio turnover	28%		66%	54%	80%	120%	45%

Notes to Financial Highlights

(a)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(b)	Rounds to less than $0.01.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	21

Columbia Multi-Advisor Small Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,
Class R	(Unaudited)		2012		2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$5.38		$6.15		$4.90	$3.35	$4.76	$6.61

Income from investment operations:

Net investment income (loss)	(0.01)		(0.03)		(0.05)	(0.04)	(0.01)	0.02

Net realized and unrealized gain (loss)	0.55		(0.74)		1.30	1.59	(1.40)	(1.03)

Total from investment operations	0.54		(0.77)		1.25	1.55	(1.41)	(1.01)

Less distributions to shareholders:

Net realized gains	—		—		—	—	—	(0.83)

Tax return of capital	—		—		—	—	—	(0.01)

Total distributions to shareholders	—		—		—	—	—	(0.84)

Proceeds from regulatory settlements	0.00	(a)	—		—	—	—	—

Net asset value, end of period	$5.92		$5.38		$6.15	$4.90	$3.35	$4.76

Total return	10.04	%(b)	(12.52%)		25.51%	46.27%	(29.62%)	(15.22%)

Ratios to average net assets(c)

Total gross expenses	1.98	%(d)	1.96%		1.89%	2.00%	1.92%	1.84%

Total net expenses(e)	1.68	%(d)(f)	1.76	%(f)	1.80%	1.87%	1.71%	1.74%

Net investment income (loss)	(0.37	%)(d)	(0.50%)		(0.86%)	(0.89%)	(0.30%)	0.36%

Supplemental data

Net assets, end of period (in thousands)	$4,656		$3,545		$1,951	$679	$342	$234

Portfolio turnover	28%		66%		54%	80%	120%	45%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2012

Columbia Multi-Advisor Small Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,
Class R4(a)	(Unaudited)		2012	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$5.48		$6.26	$4.98	$3.39	$4.80	$6.62

Income from investment operations:

Net investment income (loss)	(0.00	)(b)	(0.02)	(0.04)	(0.03)	0.00 (b)	0.04

Net realized and unrealized gain (loss)	0.56		(0.76)	1.32	1.62	(1.41)	(1.02)

Total from investment operations	0.56		(0.78)	1.28	1.59	(1.41)	(0.98)

Less distributions to shareholders:

Net realized gains	—		—	—	—	—	(0.83)

Tax return of capital	—		—	—	—	—	(0.01)

Total distributions to shareholders	—		—	—	—	—	(0.84)

Proceeds from regulatory settlements	0.00	(b)	—	—	—	—	—

Net asset value, end of period	$6.04		$5.48	$6.26	$4.98	$3.39	$4.80

Total return	10.22	%(c)	(12.46%)	25.70%	46.90%	(29.38%)	(14.72%)

Ratios to average net assets(d)

Total gross expenses	1.64	%(e)	1.65%	1.67%	1.76%	1.76%	1.63%

Total net expenses(f)	1.48	%(e)	1.63%	1.58%	1.62%	1.45%	1.26%

Net investment income (loss)	(0.16	%)(e)	(0.39%)	(0.62%)	(0.65%)	0.08%	0.69%

Supplemental data

Net assets, end of period (in thousands)	$2,348		$2,585	$2,946	$440	$27	$6

Portfolio turnover	28%		66%	54%	80%	120%	45%

Notes to Financial Highlights

(a)	Effective October 31, 2012, Class R3 shares were renamed Class R4 shares.

(b)	Rounds to less than $0.01.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	23

Columbia Multi-Advisor Small Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,
Class R5	(Unaudited)		2012	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$5.60		$6.37	$5.04	$3.42	$4.82	$6.63

Income from investment operations:

Net investment income (loss)	0.01		0.01	(0.01)	(0.01)	0.02	0.06

Net realized and unrealized gain (loss)	0.58		(0.78)	1.34	1.63	(1.42)	(1.03)

Total from investment operations	0.59		(0.77)	1.33	1.62	(1.40)	(0.97)

Less distributions to shareholders:

Net realized gains	—		—	—	—	—	(0.83)

Tax return of capital	—		—	—	—	—	(0.01)

Total distributions to shareholders	—		—	—	—	—	(0.84)

Proceeds from regulatory settlements	0.00	(a)	—	—	—	—	—

Net asset value, end of period	$6.19		$5.60	$6.37	$5.04	$3.42	$4.82

Total return	10.54	%(b)	(12.09%)	26.39%	47.37%	(29.05%)	(14.54%)

Ratios to average net assets(c)

Total gross expenses	1.18	%(d)	1.15%	1.20%	1.25%	1.18%	1.08%

Total net expenses(e)	1.04	%(d)	1.12%	1.11%	1.12%	0.96%	0.99%

Net investment income (loss)	0.27	%(d)	0.13%	(0.16%)	(0.14%)	0.45%	1.16%

Supplemental data

Net assets, end of period (in thousands)	$15,143		$14,373	$17,344	$11,079	$7,087	$9,192

Portfolio turnover	28%		66%	54%	80%	120%	45%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2012

Columbia Multi-Advisor Small Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,
Class Z	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$5.65		$6.43		$5.09

Income from investment operations:

Net investment income (loss)	0.00	(b)	(0.00	)(b)	(0.01)

Net realized and unrealized gain (loss)	0.59		(0.78)		1.35

Total from investment operations	0.59		(0.78)		1.34

Proceeds from regulatory settlements	0.00	(b)	—		—

Net asset value, end of period	$6.24		$5.65		$6.43

Total return	10.44	%(c)	(12.13%)		26.33%

Ratios to average net assets(d)

Total gross expenses	1.48	%(e)	1.44%		1.32	%(e)

Total net expenses(f)	1.18	%(e)(g)	1.25	%(g)	1.20	%(e)

Net investment income (loss)	0.14	%(e)	(0.00	%)(h)	(0.22	%)(e)

Supplemental data

Net assets, end of period (in thousands)	$4,470		$3,960		$4,338

Portfolio turnover	28%		66%		54%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to May 31, 2011.

(b)	Rounds to less than $0.01.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Rounds to less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	25

Columbia Multi-Advisor Small Cap Value Fund

Notes to Financial Statements

November 30, 2012 (Unaudited)

Note 1. Organization

Columbia Multi-Advisor Small Cap Value Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5 and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class K shares (formerly Class R4 shares) are not subject to sales charges; however, this share class is closed to new investors. Effective October 25, 2012, Class R4 shares were renamed Class K shares.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares (formerly Class R3 shares) are not subject to sales charges. Effective October 31, 2012, Class R3 shares were renamed Class R4 shares. Effective November 8, 2012, Class R4 shares are only available to qualifying institutional investors. Prior to November 8, 2012, Class R4 shares were closed to new investors.

Class R5 shares are not subject to sales charges. Effective November 8, 2012, Class R5 shares are only available to investors purchasing through authorized investment professionals. Prior to November 8, 2012, Class R5 shares were closed to new investors.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or

26	Semiannual Report 2012

Columbia Multi-Advisor Small Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains

(losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund’s management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Semiannual Report 2012	27

Columbia Multi-Advisor Small Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Interest income is recorded on an accrual basis.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by

28	Semiannual Report 2012

Columbia Multi-Advisor Small Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

the Fund. The Fund’s subadvisers (see Subadvisory Agreement below) have the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.97% to 0.87% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2012 was 0.96% of the Fund’s average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into Subadvisory Agreements with Barrow, Hanley, Mewhinney & Strauss, LLC, Donald Smith & Co., Inc., Metropolitan West Capital Management, LLC and Turner Investments, L.P., each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination, subject to the oversight of the Fund’s Board, of the allocation that is in the best interests of the shareholders. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2012 was 0.08% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended November 30, 2012, other expenses paid to this company were $923.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Prior to October 27, 2012, total transfer agent fees for Class R4 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to that share class.

For the six months ended November 30, 2012, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.34%
Class B	0.34
Class C	0.34
Class K	0.05
Class R	0.34
Class R4	0.10
Class R5	0.05
Class Z	0.34

Semiannual Report 2012	29

Columbia Multi-Advisor Small Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2012, these minimum account balance fees reduced total expenses by $60.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services. Prior to October 27, 2012, the Fund also paid a plan administration fee at an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class R4 shares.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses. Prior to October 27, 2012, the Fund also paid a distribution fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class R4 shares.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,193,000 and $125,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2012 and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $52,165 for Class A, $2,588 for Class B and $114 for Class C shares for the six months ended November 30, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective August 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through September 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.40%
Class B	2.15
Class C	2.15
Class I	0.95
Class K	1.25
Class R	1.65
Class R4*	1.15
Class R5	1.00
Class Z	1.15

*	For the period August 1, 2012 through October 26, 2012, the annual rate for the former Class R3 shares was 1.50%.

Prior to August 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.50%
Class B	2.25
Class C	2.25
Class I	1.10
Class K	1.40
Class R	1.75
Class R4	1.65
Class R5	1.15
Class Z	1.25

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual

30	Semiannual Report 2012

Columbia Multi-Advisor Small Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2012, the cost of investments for federal income tax purposes was approximately $286,685,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$52,719,000
Unrealized depreciation	(25,466,000)
Net unrealized appreciation	$27,253,000

The following capital loss carryforward, determined as of May 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2018	9,922,994

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late year ordinary losses of $388,902 at May 31, 2012 as arising on June 1, 2012.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $82,774,563 and $110,952,610, respectively, for the six months ended November 30, 2012.

Note 6. Regulatory Settlements

During the six months ended November 30, 2012, the Fund received $119,444 as a result of a regulatory settlement proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund’s portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The payments have been included in “Proceeds from regulatory settlements” in the Statement of Changes in Net Assets.

Note 7. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates

Semiannual Report 2012	31

Columbia Multi-Advisor Small Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended November 30, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

At November 30, 2012, the Fund did not have any securities on loan.

In September 2012, the Board voted to cease securities lending by or on December 31, 2012.

Note 8. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Shareholder Concentration

At November 30, 2012, one unaffiliated shareholder account owned 23.7% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended November 30, 2012.

Note 11. Significant Risks

Financial Sector Risk

The Fund’s portfolio managers may invest significantly in issuers operating in the financial sector. The Fund may be more susceptible to the particular risks of this sector than if the Fund were invested in a wider variety of issuers operating in unrelated industries.

Industrial Sector Risk

The Fund’s portfolio managers may invest significantly in issuers operating in the industrials sector. The Fund may be more susceptible to the particular risks of this sector than if the Fund were invested in a wider variety of issuers operating in unrelated sectors.

Note 12. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 13. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently

32	Semiannual Report 2012

Columbia Multi-Advisor Small Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012	33

Columbia Multi-Advisor Small Cap Value Fund

Supplemental Information

(Unaudited)

Change in Independent Registered Public Accounting Firm

At a meeting held on June 14, 2012, the Board, upon recommendation of the Audit Committee, approved the replacement of Ernst & Young LLP (Ernst & Young) as the independent registered public accounting firm for the Fund and certain other funds in the Columbia Family of Funds (collectively, the Funds) and appointed PricewaterhouseCoopers LLP (PwC). PwC’s engagement was effective at the completion of Ernst & Young’s audits of the financial statements of the Funds with fiscal years ended July 31, 2012. The Fund did not consult with PwC during the fiscal years ended May 31, 2012 and 2011 and through the June meeting.

Ernst & Young’s reports on the financial statements of the Fund as of and for the fiscal years ended May 31, 2012 and 2011 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through the June meeting, there were no: (1) disagreements between the Fund and Ernst & Young on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Ernst & Young’s satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports, or (2) reportable events.

34	Semiannual Report 2012

Columbia Multi-Advisor Small Cap Value Fund

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Semiannual Report 2012	35

Columbia Multi-Advisor Small Cap Value Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]

36	Semiannual Report 2012

Columbia Multi-Advisor Small Cap Value Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012	37

Columbia Multi-Advisor Small Cap Value Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6250 N (1/13)

Semiannual Report November 30, 2012

Columbia Select Large-Cap Value Fund

Columbia Select Large-Cap Value Fund

President’s Message

Dear Shareholders,

Stocks rebound around the world

After a weak second quarter, U.S. stock market averages rebounded in the third quarter, erasing earlier losses and boosting year-to-date returns well into double digits. Welcome news from Europe and additional quantitative easing in the United States by the Federal Reserve Board helped bolster the rally. The Standard & Poor’s 500 Index (S&P 500 Index) rose 6.35% (total return) for the quarter. The Dow Jones Industrial Average advanced 4.32% for the same period. From the beginning of the calendar year through September 30, 2012, the S&P 500 Index was up 16.44% (total return). And, as of the end of September, the S&P 500 Index stood at 1,440 — approximately 8% below its all-time high of 1,565 that was set on October 9, 2007.

Outside the United States, stock markets of both developed and emerging market economies rebounded, as measured in U.S. dollars. Investors responded favorably to the announcement of policy measures aimed to resolve the eurozone crisis, which could potentially have a favorable impact on growth in emerging market economies. A weaker dollar also benefited returns to U.S. investors.

Solid gains for fixed income

Within fixed income, investors appeared to be increasingly willing to take on risk as they abandoned higher quality sectors that dominated the performance rankings in the second quarter and favored riskier sectors, where yield spreads tightened by a significant margin. Fixed-income returns were strong, but unlike equities, they have been less volatile, accumulating steadily over the course of the year. Gains were the highest for high-yield and emerging market bonds. By contrast, government issued debt securities eked out smaller gains.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>	Detailed up-to-date fund performance and portfolio information

>	Economic analysis and market commentary

>	Quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia Select Large-Cap Value Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Select Large-Cap Value Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Select Large-Cap Value Fund (the Fund) Class A shares returned 12.86% excluding sales charges for the six months ended November 30, 2012.

>	The Fund outperformed its primary benchmark, the Russell 1000 Value Index, which returned 11.20% for the same time period.

>	The Fund also outperformed the broad U.S. equity market, represented by the S&P 500 Index, which returned 9.32% for the same six-month period.

Average Annual Total Returns (%) (for period ended November 30, 2012)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	04/25/97
Excluding sales charges		12.86	15.66	1.55	7.88
Including sales charges		6.39	9.00	0.35	7.25
Class B	04/25/97
Excluding sales charges		12.42	14.81	0.78	7.07
Including sales charges		7.42	9.81	0.39	7.07
Class C	05/27/99
Excluding sales charges		12.49	14.79	0.81	7.09
Including sales charges		11.49	13.79	0.81	7.09
Class I*	08/03/09	13.14	16.18	1.84	8.03
Class K* (formerly Class R4)	08/03/09	12.96	15.80	1.64	7.93
Class R*	04/30/03	12.72	15.38	1.28	7.61
Class R4*	11/08/12	12.84	15.65	1.55	7.88
Class R5	11/30/01	13.05	16.05	2.01	8.45
Class W*	09/27/10	12.85	15.66	1.01	7.10
Class Z*	09/27/10	13.01	15.94	1.67	7.94
Russell 1000 Value Index		11.20	17.45	-0.01	6.69
S&P 500 Index		9.32	16.13	1.34	6.36

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2012

Columbia Select Large-Cap Value Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at November 30, 2012)
Bank of America Corp.	5.0
JPMorgan Chase & Co.	4.7
Wells Fargo & Co.	4.4
Valero Energy Corp.	4.3
Unum Group	4.2
Tyson Foods, Inc., Class A	4.0
AES Corp.	3.8
Lowe's Companies, Inc.	3.5
Citigroup, Inc.	3.3
Juniper Networks, Inc.	3.0

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at November 30, 2012)
Common Stocks	100.0
Consumer Discretionary	7.7
Consumer Staples	11.5
Energy	19.0
Financials	31.2
Health Care	7.3
Industrials	11.3
Information Technology	3.0
Materials	5.2
Utilities	3.8
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Neil Eigen

Richard Rosen

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2012	3

Columbia Select Large-Cap Value Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2012 – November 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,128.60		1,018.80	6.67		6.33	1.25
Class B	1,000.00	1,000.00	1,124.20		1,015.04	10.65		10.10	2.00
Class C	1,000.00	1,000.00	1,124.90		1,015.04	10.65		10.10	2.00
Class I	1,000.00	1,000.00	1,131.40		1,020.81	4.54		4.31	0.85
Class K (formerly Class R4)	1,000.00	1,000.00	1,129.60		1,019.30	6.14		5.82	1.15
Class R	1,000.00	1,000.00	1,127.20		1,017.55	8.00		7.59	1.50
Class R4	1,000.00	1,000.00	1,035.80	*	1,020.05	0.59	*	5.06	1.00	*
Class R5	1,000.00	1,000.00	1,130.50		1,020.61	4.75		4.51	0.89
Class W	1,000.00	1,000.00	1,128.50		1,018.80	6.67		6.33	1.25
Class Z	1,000.00	1,000.00	1,130.10		1,020.05	5.34		5.06	1.00

*	For the period November 8, 2012 through November 30, 2012. Class R4 shares commenced operations on November 8, 2012.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2012

Columbia Select Large-Cap Value Fund

Portfolio of Investments

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.8%
Issuer	Shares	Value ($)
Consumer Discretionary 7.6%
Multiline Retail 2.1%

Nordstrom, Inc.	182,500	9,871,425

Specialty Retail 5.5%

Gap, Inc. (The)	265,000	9,131,900

Lowe's Companies, Inc.	440,000	15,879,600

Total		25,011,500

Total Consumer Discretionary		34,882,925

Consumer Staples 11.5%
Food & Staples Retailing 2.6%

Costco Wholesale Corp.	112,500	11,698,875

Food Products 3.9%

Tyson Foods, Inc., Class A	940,000	18,019,800

Tobacco 5.0%

Altria Group, Inc.	350,000	11,833,500

Philip Morris International, Inc.	121,500	10,920,420

Total		22,753,920

Total Consumer Staples		52,472,595

Energy 19.0%
Oil, Gas & Consumable Fuels 19.0%

Anadarko Petroleum Corp.	187,500	13,723,125

Chevron Corp.	99,000	10,463,310

ConocoPhillips	99,000	5,637,060

Marathon Oil Corp.	430,000	13,265,500

Marathon Petroleum Corp.	220,500	13,128,570

Valero Energy Corp.	600,000	19,356,000

Williams Companies, Inc. (The)	330,000	10,837,200

Total		86,410,765

Total Energy		86,410,765

Financials 31.2%
Capital Markets 2.8%

Morgan Stanley	755,000	12,736,850

Commercial Banks 7.0%

U.S. Bancorp	380,000	12,258,800

Wells Fargo & Co.	600,000	19,806,000

Total		32,064,800

Diversified Financial Services 13.0%

Bank of America Corp.	2,315,000	22,825,900

Citigroup, Inc.	430,000	14,865,100

JPMorgan Chase & Co.	522,000	21,443,760

Total		59,134,760

Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 8.4%

MetLife, Inc.	285,000	9,459,150

Prudential Financial, Inc.	180,000	9,381,600

Unum Group	945,000	19,268,550

Total		38,109,300

Total Financials		142,045,710

Health Care 7.3%
Health Care Equipment & Supplies 2.4%

Baxter International, Inc.	165,000	10,934,550

Health Care Providers & Services 2.5%

Humana, Inc.	175,000	11,446,750

Pharmaceuticals 2.4%

Bristol-Myers Squibb Co.	330,000	10,767,900

Total Health Care		33,149,200

Industrials 11.3%
Aerospace & Defense 6.4%

General Dynamics Corp.	117,500	7,813,750

Honeywell International, Inc.	200,000	12,266,000

United Technologies Corp.	112,500	9,012,375

Total		29,092,125

Road & Rail 4.9%

CSX Corp.	577,500	11,411,400

Union Pacific Corp.	89,000	10,927,420

Total		22,338,820

Total Industrials		51,430,945

Information Technology 3.0%
Communications Equipment 3.0%

Juniper Networks, Inc.(a)	770,000	13,844,600

Total Information Technology		13,844,600

Materials 5.2%
Chemicals 2.9%

EI du Pont de Nemours & Co.	197,500	8,520,150

Praxair, Inc.	42,000	4,502,820

Total		13,022,970

Metals & Mining 2.3%

Freeport-McMoRan Copper & Gold, Inc.	272,500	10,630,225

Total Materials		23,653,195

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	5

Columbia Select Large-Cap Value Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 3.7%
Independent Power Producers & Energy Traders 3.7%

AES Corp.	1,600,000	17,072,000

Total Utilities		17,072,000

Total Common Stocks
(Cost: $356,378,011)		454,961,935

Total Investments
(Cost: $356,378,011)(b)		454,961,935

Other Assets & Liabilities, Net		708,858

Net Assets		455,670,793

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	356,744	50,923,507	(51,280,251)	—	1,434	—

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2012

Columbia Select Large-Cap Value Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	34,882,925	—	—	34,882,925

Consumer Staples	52,472,595	—	—	52,472,595

Energy	86,410,765	—	—	86,410,765

Financials	142,045,710	—	—	142,045,710

Health Care	33,149,200	—	—	33,149,200

Industrials	51,430,945	—	—	51,430,945

Information Technology	13,844,600	—	—	13,844,600

Materials	23,653,195	—	—	23,653,195

Utilities	17,072,000	—	—	17,072,000

Total	454,961,935	—	—	454,961,935

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	7

Columbia Select Large-Cap Value Fund

Statement of Assets and Liabilities

November 30, 2012 (Unaudited)

Assets

Investments, at value

(identified cost $356,378,011)	$454,961,935

Receivable for:

Investments sold	344,640

Capital shares sold	393,665

Dividends	1,602,912

Expense reimbursement due from Investment Manager	1,181

Prepaid expenses	4,039

Total assets	457,308,372

Liabilities

Disbursements in excess of cash	460,516

Payable for:

Capital shares purchased	804,911

Investment management fees	8,845

Distribution and/or service fees	3,314

Transfer agent fees	187,099

Administration fees	747

Plan administration fees	5

Compensation of board members	19,550

Other expenses	152,592

Total liabilities	1,637,579

Net assets applicable to outstanding capital stock	$455,670,793

Represented by

Paid-in capital	$337,422,787

Undistributed net investment income	7,738,789

Accumulated net realized gain	11,925,293

Unrealized appreciation (depreciation) on:

Investments	98,583,924

Total — representing net assets applicable to outstanding capital stock	$455,670,793

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2012

Columbia Select Large-Cap Value Fund

Statement of Assets and Liabilities (continued)

November 30, 2012 (Unaudited)

Class A

Net assets	$242,793,728

Shares outstanding	15,036,116

Net asset value per share	$16.15

Maximum offering price per share(a)	$17.14

Class B

Net assets	$2,385,912

Shares outstanding	158,871

Net asset value per share	$15.02

Class C

Net assets	$45,098,520

Shares outstanding	2,998,954

Net asset value per share	$15.04

Class I

Net assets	$98,583,830

Shares outstanding	5,932,041

Net asset value per share	$16.62

Class K(b)

Net assets	$25,351

Shares outstanding	1,531

Net asset value per share	$16.56

Class R

Net assets	$13,541,379

Shares outstanding	849,107

Net asset value per share	$15.95

Class R4

Net assets	$2,590

Shares outstanding	154

Net asset value per share(c)	$16.80

Class R5

Net assets	$636,937

Shares outstanding	38,302

Net asset value per share	$16.63

Class W

Net assets	$25,068,101

Shares outstanding	1,559,536

Net asset value per share	$16.07

Class Z

Net assets	$27,534,445

Shares outstanding	1,659,624

Net asset value per share	$16.59

(a)	The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

(b)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(c)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	9

Columbia Select Large-Cap Value Fund

Statement of Operations

Six Months Ended November 30, 2012 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$5,708,413
Dividends — affiliated issuers	1,434
Income from securities lending — net	8,723

Total income	5,718,570

Expenses:
Investment management fees	1,688,281
Distribution and/or service fees
Class A	300,951
Class B	12,632
Class C	225,293
Class R	30,289
Class W	37,493
Transfer agent fees
Class A	306,391
Class B	3,215
Class C	57,345
Class K(a)	6
Class R	15,425
Class R5	236
Class W	38,199
Class Z	59,816
Administration fees	142,671
Plan administration fees
Class K(a)	30
Compensation of board members	8,460
Custodian fees	4,035
Printing and postage fees	84,222
Registration fees	69,096
Professional fees	17,004
Other	14,332

Total expenses	3,115,422
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(192,386)
Expense reductions	(2,677)

Total net expenses	2,920,359

Net investment income	2,798,211

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	8,744,036

Net realized gain	8,744,036
Net change in unrealized appreciation (depreciation) on:
Investments	46,732,279

Net change in unrealized appreciation (depreciation)	46,732,279

Net realized and unrealized gain	55,476,315

Net increase in net assets resulting from operations	$58,274,526

(a)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2012

Columbia Select Large-Cap Value Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012(a)	Year Ended December 31, 2011
Operations

Net investment income	$2,798,211	$2,032,614	$4,174,164

Net realized gain	8,744,036	7,789,330	6,728,583

Net change in unrealized appreciation (depreciation)	46,732,279	(1,394,312)	(21,647,132)

Net increase (decrease) in net assets resulting from operations	58,274,526	8,427,632	(10,744,385)

Distributions to shareholders

Net investment income

Class A	—	—	(1,484,586)

Class I	—	—	(1,120,133)

Class K(b)	—	—	(165)

Class R	—	—	(33,156)

Class R5	—	—	(17,714)

Class W	—	—	(241,096)

Class Z	—	—	(603,333)

Net realized gains

Class A	—	—	(5,627,883)

Class B	—	—	(75,994)

Class C	—	—	(1,101,899)

Class I	—	—	(2,408,761)

Class K(b)	—	—	(500)

Class R	—	—	(230,387)

Class R5	—	—	(39,212)

Class W	—	—	(691,397)

Class Z	—	—	(1,420,889)

Total distributions to shareholders	—	—	(15,097,105)

Increase (decrease) in net assets from capital stock activity	(71,500,042)	(42,957,932)	106,000,114

Total increase (decrease) in net assets	(13,225,516)	(34,530,300)	80,158,624

Net assets at beginning of period	468,896,309	503,426,609	423,267,985

Net assets at end of period	$455,670,793	$468,896,309	$503,426,609

Undistributed net investment income	$7,738,789	$4,940,578	$2,907,964

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund's fiscal year end was changed from December 31 to May 31.

(b)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	11

Columbia Select Large-Cap Value Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2012(a) (Unaudited)		Year Ended May 31, 2012(b)		Year Ended December 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(c)	935,803	14,345,886	1,184,064	18,344,238	6,615,643	100,975,629

Distributions reinvested	—	—	—	—	463,947	6,402,470

Redemptions	(2,176,235)	(33,465,470)	(2,149,683)	(32,619,176)	(8,326,889)	(125,973,007)

Net decrease	(1,240,432)	(19,119,584)	(965,619)	(14,274,938)	(1,247,299)	(18,594,908)

Class B shares

Subscriptions	57	814	5,838	84,043	18,604	272,038

Distributions reinvested	—	—	—	—	4,346	56,199

Redemptions(c)	(38,493)	(551,158)	(41,638)	(594,609)	(161,818)	(2,267,430)

Net decrease	(38,436)	(550,344)	(35,800)	(510,566)	(138,868)	(1,939,193)

Class C shares

Subscriptions	141,714	2,014,195	486,050	6,947,395	843,581	11,951,193

Distributions reinvested	—	—	—	—	52,842	684,302

Redemptions	(420,801)	(6,018,528)	(566,790)	(7,959,747)	(1,023,817)	(14,159,907)

Net decrease	(279,087)	(4,004,333)	(80,740)	(1,012,352)	(127,394)	(1,524,412)

Class I shares

Subscriptions	20,422	312,253	859,493	13,567,872	4,386,422	64,354,560

Distributions reinvested	—	—	—	—	249,377	3,528,683

Redemptions	(317,926)	(5,212,395)	(2,065,562)	(32,437,262)	(2,041,414)	(29,811,438)

Net increase (decrease)	(297,504)	(4,900,142)	(1,206,069)	(18,869,390)	2,594,385	38,071,805

Class K shares(d)

Distributions reinvested	—	—	—	—	33	475

Redemptions	—	—	—	—	(16)	(247)

Net increase	—	—	—	—	17	228

Class R shares

Subscriptions	250,988	3,824,736	312,820	4,649,561	303,877	4,511,872

Distributions reinvested	—	—	—	—	4,942	67,559

Redemptions	(163,398)	(2,488,251)	(246,580)	(3,672,498)	(410,107)	(6,168,512)

Net increase (decrease)	87,590	1,336,485	66,240	977,063	(101,288)	(1,589,081)

Class R4 shares

Subscriptions	154	2,500	—	—	—	—

Net increase	154	2,500	—	—	—	—

Class R5 shares

Subscriptions	491	7,772	354	5,612	23,558	374,462

Distributions reinvested	—	—	—	—	3,694	52,341

Redemptions	(34,632)	(564,167)	(47,307)	(699,655)	(14,319)	(225,888)

Net increase (decrease)	(34,141)	(556,395)	(46,953)	(694,043)	12,933	200,915

Class W shares

Subscriptions	266,798	4,039,786	250,015	3,839,184	1,771,411	26,879,622

Distributions reinvested	—	—	—	—	67,861	932,407

Redemptions	(831,422)	(12,889,172)	(253,625)	(3,886,405)	(518,496)	(7,481,595)

Net increase (decrease)	(564,624)	(8,849,386)	(3,610)	(47,221)	1,320,776	20,330,434

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2012

Columbia Select Large-Cap Value Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2012(a) (Unaudited)		Year Ended May 31, 2012(b)		Year Ended December 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Class Z shares

Subscriptions	451,994	7,087,806	857,627	13,236,271	5,820,327	92,253,058

Distributions reinvested	—	—	—	—	125,493	1,775,732

Redemptions	(2,600,420)	(41,946,649)	(1,419,960)	(21,762,756)	(1,575,953)	(22,984,464)

Net increase (decrease)	(2,148,426)	(34,858,843)	(562,333)	(8,526,485)	4,369,867	71,044,326

Total net increase (decrease)	(4,514,906)	(71,500,042)	(2,834,884)	(42,957,932)	6,683,129	106,000,114

(a)	Class R4 shares are for the period from November 8, 2012 (commencement of operations) to November 30, 2012.

(b)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund's fiscal year end was changed from December 31 to May 31.

(c)	Includes conversions of Class B shares to Class A shares, if any.

(d)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	13

Columbia Select Large-Cap Value Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended November 30, 2012		Year Ended		Year Ended December 31,
Class A	(Unaudited)		May 31, 2012(a)		2011		2010	2009		2008	2007
Per share data
Net asset value, beginning of period	$14.31		$14.12		$14.70		$12.31	$9.77		$15.73	$14.43

Income from investment operations:

Net investment income	0.09		0.06		0.12		0.09	0.10		0.10	0.04

Net realized and unrealized gain (loss)	1.75		0.13		(0.28)		2.39	2.45		(5.96)	1.26

Total from investment operations	1.84		0.19		(0.16)		2.48	2.55		(5.86)	1.30

Less distributions to shareholders:

Net investment income	—		—		(0.09)		(0.04)	(0.01)		(0.08)	(0.00	)(b)

Net realized gains	—		—		(0.33)		(0.05)	(0.00	)(b)	(0.02)	—

Total distributions to shareholders	—		—		(0.42)		(0.09)	(0.01)		(0.10)	(0.00	)(b)

Net asset value, end of period	$16.15		$14.31		$14.12		$14.70	$12.31		$9.77	$15.73

Total return	12.86%		1.35%		(1.01%)		20.21%	26.07%		(37.20%)	9.03%

Ratios to average net assets(c)

Total gross expenses	1.35	%(d)	1.35	%(d)	1.28%		1.37%	1.61%		1.61%	1.51%

Total net expenses(e)	1.25	%(d) (f)	1.25	%(d)	1.26	%(f)	1.37%	1.61%		1.61%	1.51%

Net investment income	1.16	%(d)	0.89	%(d)	0.81%		0.66%	0.87%		0.72%	0.29%

Supplemental data

Net assets, end of period (in thousands)	$242,794		$232,859		$243,514		$271,885	$202,826		$83,148	$148,242

Portfolio turnover	6%		5%		14%		12%	24%		28%	18%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Rounds to less than $0.01.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2012

Columbia Select Large-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended		Year Ended December 31,
Class B	(Unaudited)		May 31, 2012(a)		2011		2010	2009		2008	2007
Per share data
Net asset value, beginning of period	$13.36		$13.23		$13.81		$11.62	$9.29		$14.96	$13.82

Income from investment operations:

Net investment income (loss)	0.03		0.01		0.00	(b)	(0.01)	(0.01)		(0.01)	(0.07)

Net realized and unrealized gain (loss)	1.63		0.12		(0.25)		2.25	2.34		(5.63)	1.21

Total from investment operations	1.66		0.13		(0.25)		2.24	2.33		(5.64)	1.14

Less distributions to shareholders:

Net investment income	—		—		—		—	—		(0.01)	—

Net realized gains	—		—		(0.33)		(0.05)	(0.00	)(b)	(0.02)	—

Total distributions to shareholders	—		—		(0.33)		(0.05)	(0.00	)(b)	(0.03)	—

Net asset value, end of period	$15.02		$13.36		$13.23		$13.81	$11.62		$9.29	$14.96

Total return	12.42%		0.98%		(1.72%)		19.30%	25.10%		(37.68%)	8.25%

Ratios to average net assets(c)

Total gross expenses	2.10	%(d)	2.10	%(d)	2.03%		2.14%	2.54%		2.37%	2.26%

Total net expenses(e)	2.00	%(d)(f)	2.00	%(d)	2.01	%(f)	2.14%	2.54%		2.37%	2.26%

Net investment income (loss)	0.39	%(d)	0.13	%(d)	0.02%		(0.10%)	(0.08%)		(0.04%)	(0.47%)

Supplemental data

Net assets, end of period (in thousands)	$2,386		$2,635		$3,083		$5,138	$5,890		$8,756	$26,191

Portfolio turnover	6%		5%		14%		12%	24%		28%	18%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Rounds to less than $0.01.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	15

Columbia Select Large-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended		Year Ended December 31,
Class C	(Unaudited)		May 31, 2012(a)		2011		2010	2009		2008	2007
Per share data
Net asset value, beginning of period	$13.37		$13.24		$13.83		$11.63	$9.30		$14.95	$13.82

Income from investment operations:

Net investment income (loss)	0.03		0.01		0.01		(0.01)	(0.01)		(0.01)	(0.07)

Net realized and unrealized gain (loss)	1.64		0.12		(0.27)		2.26	2.34		(5.61)	1.20

Total from investment operations	1.67		0.13		(0.26)		2.25	2.33		(5.62)	1.13

Less distributions to shareholders:

Net investment income	—		—		—		—	—		(0.01)	—

Net realized gains	—		—		(0.33)		(0.05)	(0.00	)(b)	(0.02)	—

Total distributions to shareholders	—		—		(0.33)		(0.05)	(0.00	)(b)	(0.03)	—

Net asset value, end of period	$15.04		$13.37		$13.24		$13.83	$11.63		$9.30	$14.95

Total return	12.49%		0.98%		(1.80%)		19.37%	25.07%		(37.58%)	8.18%

Ratios to average net assets(c)

Total gross expenses	2.10	%(d)	2.10	%(d)	2.03%		2.13%	2.51%		2.37%	2.26%

Total net expenses(e)	2.00	%(d)(f)	2.00	%(d)	2.01	%(f)	2.13%	2.51%		2.37%	2.26%

Net investment income (loss)	0.41	%(d)	0.15	%(d)	0.06%		(0.09%)	(0.05%)		(0.04%)	(0.47%)

Supplemental data

Net assets, end of period (in thousands)	$45,099		$43,840		$44,484		$48,210	$40,630		$38,423	$34,424

Portfolio turnover	6%		5%		14%		12%	24%		28%	18%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Rounds to less than $0.01.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2012

Columbia Select Large-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended		Year Ended December 31,
Class I	(Unaudited)		May 31, 2012(a)		2011	2010	2009(b)
Per share data
Net asset value, beginning of period	$14.69		$14.48		$15.07	$12.60	$11.64

Income from investment operations:

Net investment income	0.12		0.09		0.19	0.15	0.08

Net realized and unrealized gain (loss)	1.81		0.12		(0.29)	2.47	0.90

Total from investment operations	1.93		0.21		(0.10)	2.62	0.98

Less distributions to shareholders:

Net investment income	—		—		(0.16)	(0.10)	(0.02)

Net realized gains	—		—		(0.33)	(0.05)	(0.00	)(c)

Total distributions to shareholders	—		—		(0.49)	(0.15)	(0.02)

Net asset value, end of period	$16.62		$14.69		$14.48	$15.07	$12.60

Total return	13.14%		1.45%		(0.59%)	20.80%	8.41%

Ratios to average net assets(d)

Total gross expenses	0.85	%(e)	0.86	%(e)	0.84%	0.92%	0.89	%(e)

Total net expenses(f)	0.85	%(e)	0.85	%(e)	0.84%	0.92%	0.89	%(e)

Net investment income	1.57	%(e)	1.29	%(e)	1.29%	1.13%	1.66	%(e)

Supplemental data

Net assets, end of period (in thousands)	$98,584		$91,542		$107,682	$72,971	$23,870

Portfolio turnover	6%		5%		14%	12%	24%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	For the period from August 3, 2009 (commencement of operations) to December 31, 2009.

(c)	Rounds to less than $0.01.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	17

Columbia Select Large-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended		Year Ended December 31,
Class K(a)	(Unaudited)		May 31, 2012(b)		2011	2010	2009(c)
Per share data
Net asset value, beginning of period	$14.66		$14.47		$15.06	$12.59	$11.64

Income from investment operations:

Net investment income	0.10		0.07		0.14	0.11	0.07

Net realized and unrealized gain (loss)	1.80		0.12		(0.29)	2.47	0.89

Total from investment operations	1.90		0.19		(0.15)	2.58	0.96

Less distributions to shareholders:

Net investment income	—		—		(0.11)	(0.06)	(0.01)

Net realized gains	—		—		(0.33)	(0.05)	(0.00	)(d)

Total distributions to shareholders	—		—		(0.44)	(0.11)	(0.01)

Net asset value, end of period	$16.56		$14.66		$14.47	$15.06	$12.59

Total return	12.96%		1.31%		(0.90%)	20.50%	8.29%

Ratios to average net assets(e)

Total gross expenses	1.15	%(f)	1.14	%(f)	1.14%	1.21%	1.21	%(f)

Total net expenses(g)	1.15	%(f)	1.13	%(f)	1.14%	1.21%	1.21	%(f)

Net investment income	1.27	%(f)	1.02	%(f)	0.94%	0.83%	1.34	%(f)

Supplemental data

Net assets, end of period (in thousands)	$25		$22		$22	$23	$5

Portfolio turnover	6%		5%		14%	12%	24%

Notes to Financial Highlights

(a)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(b)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(c)	For the period from August 3, 2009 (commencement of operations) to December 31, 2009.

(d)	Rounds to less than $0.01.

(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2012

Columbia Select Large-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31, 2012(a)		Year Ended December 31,
Class R	(Unaudited)				2011		2010	2009		2008	2007
Per share data
Net asset value, beginning of period	$14.15		$13.98		$14.55		$12.19	$9.70		$15.63	$14.38

Income from investment operations:

Net investment income	0.07		0.04		0.08		0.05	0.04		0.06	0.00 (b)

Net realized and unrealized gain (loss)	1.73		0.13		(0.27)		2.37	2.45		(5.91)	1.25

Total from investment operations	1.80		0.17		(0.19)		2.42	2.49		(5.85)	1.25

Less distributions to shareholders:

Net investment income	—		—		(0.05)		(0.01)	—		(0.06)	—

Net realized gains	—		—		(0.33)		(0.05)	(0.00	)(b)	(0.02)	—

Total distributions to shareholders	—		—		(0.38)		(0.06)	(0.00	)(b)	(0.08)	—

Net asset value, end of period	$15.95		$14.15		$13.98		$14.55	$12.19		$9.70	$15.63

Total return	12.72%		1.22%		(1.23%)		19.91%	25.69%		(37.41%)	8.69%

Ratios to average net assets(c)

Total gross expenses	1.61	%(d)	1.60	%(d)	1.53%		1.66%	2.04%		1.87%	1.76%

Total net expenses(e)	1.50	%(d)(f)	1.50	%(d)	1.51	%(f)	1.66%	2.04%		1.87%	1.76%

Net investment income	0.95	%(d)	0.67	%(d)	0.55%		0.38%	0.41%		0.46%	0.03%

Supplemental data

Net assets, end of period (in thousands)	$13,541		$10,773		$9,720		$11,594	$8,288		$6,476	$7,601

Portfolio turnover	6%		5%		14%		12%	24%		28%	18%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Rounds to less than $0.01.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	19

Columbia Select Large-Cap Value Fund

Financial Highlights (continued)

Class R4	Six Months Ended November 30, 2012(a) (Unaudited)
Per share data
Net asset value, beginning of period	$16.22

Income from investment operations:

Net investment income	0.04

Net realized and unrealized gain	0.54

Total from investment operations	0.58

Net asset value, end of period	$16.80

Total return	3.58%

Ratios to average net assets(b)

Total gross expenses	1.30	%(c)

Total net expenses(d)	1.00	%(c)

Net investment income	3.79	%(c)

Supplemental data

Net assets, end of period (in thousands)	$3

Portfolio turnover	6%

Notes to Financial Highlights

(a)	For the period from November 8, 2012 (commencement of operations) to November 30, 2012.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2012

Columbia Select Large-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31, 2012(a)		Year Ended December 31,
Class R5	(Unaudited)				2011	2010	2009		2008	2007
Per share data
Net asset value, beginning of period	$14.71		$14.50		$15.09	$12.62	$9.96		$16.04	$14.64

Income from investment operations:

Net investment income	0.12		0.09		0.18	0.15	0.11		0.18	0.13

Net realized and unrealized gain (loss)	1.80		0.12		(0.28)	2.46	2.55		(6.10)	1.28

Total from investment operations	1.92		0.21		(0.10)	2.61	2.66		(5.92)	1.41

Less distributions to shareholders:

Net investment income	—		—		(0.16)	(0.09)	—		(0.14)	(0.01)

Net realized gains	—		—		(0.33)	(0.05)	(0.00	)(b)	(0.02)	—

Total distributions to shareholders	—		—		(0.49)	(0.14)	(0.00	)(b)	(0.16)	(0.01)

Net asset value, end of period	$16.63		$14.71		$14.50	$15.09	$12.62		$9.96	$16.04

Total return	13.05%		1.45%		(0.62%)	20.73%	26.72%		(36.84%)	9.62%

Ratios to average net assets(c)

Total gross expenses	0.89	%(d)	0.89	%(d)	0.87%	0.98%	1.48%		0.98%	0.95%

Total net expenses(e)	0.89	%(d)	0.88	%(d)	0.87%	0.98%	1.48%		0.98%	0.95%

Net investment income	1.48	%(d)	1.31	%(d)	1.21%	1.09%	1.10%		1.35%	0.85%

Supplemental data

Net assets, end of period (in thousands)	$637		$1,065		$1,731	$1,606	$718		$10,454	$15,470

Portfolio turnover	6%		5%		14%	12%	24%		28%	18%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Rounds to less than $0.01.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	21

Columbia Select Large-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31, 2012(a)		Year Ended December 31,
Class W	(Unaudited)				2011		2010(b)
Per share data
Net asset value, beginning of period	$14.24		$14.06		$14.66		$13.12

Income from investment operations:

Net investment income (loss)	0.08		0.06		0.14		(0.00	)(c)

Net realized and unrealized gain (loss)	1.75		0.12		(0.29)		1.68

Total from investment operations	1.83		0.18		(0.15)		1.68

Less distributions to shareholders:

Net investment income	—		—		(0.12)		(0.09)

Net realized gains	—		—		(0.33)		(0.05)

Total distributions to shareholders	—		—		(0.45)		(0.14)

Net asset value, end of period	$16.07		$14.24		$14.06		$14.66

Total return	12.85%		1.28%		(0.95%)		12.80%

Ratios to average net assets(d)

Total gross expenses	1.35	%(e)	1.35	%(e)	1.27%		2.30	%(e)

Total net expenses(f)	1.25	%(e)(g)	1.25	%(e)	1.25	%(g)	2.30	%(e)

Net investment income (loss)	1.10	%(e)	0.89	%(e)	0.97%		(0.11	%)(e)

Supplemental data

Net assets, end of period (in thousands)	$25,068		$30,250		$29,913		$11,833

Portfolio turnover	6%		5%		14%		12%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	For the period from September 27, 2010 (commencement of operations) to December 31, 2010.

(c)	Rounds to less than $0.01.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2012

Columbia Select Large-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31, 2012(a)		Year Ended December 31,
Class Z	(Unaudited)				2011		2010(b)
Per share data
Net asset value, beginning of period	$14.68		$14.48		$15.07		$13.48

Income from investment operations:

Net investment income	0.10		0.07		0.19		0.03

Net realized and unrealized gain (loss)	1.81		0.13		(0.30)		1.70

Total from investment operations	1.91		0.20		(0.11)		1.73

Less distributions to shareholders:

Net investment income	—		—		(0.15)		(0.09)

Net realized gains	—		—		(0.33)		(0.05)

Total distributions to shareholders	—		—		(0.48)		(0.14)

Net asset value, end of period	$16.59		$14.68		$14.48		$15.07

Total return	13.01%		1.38%		(0.68%)		12.88%

Ratios to average net assets(c)

Total gross expenses	1.09	%(d)	1.10	%(d)	1.02%		1.11	%(d)

Total net expenses(e)	1.00	%(d)(f)	1.00	%(d)	1.01	%(f)	1.11	%(d)

Net investment income	1.28	%(d)	1.12	%(d)	1.32%		0.87	%(d)

Supplemental data

Net assets, end of period (in thousands)	$27,534		$55,909		$63,277		$8

Portfolio turnover	6%		5%		14%		12%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	For the period from September 27, 2010 (commencement of operations) to December 31, 2012.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	23

Columbia Select Large-Cap Value Fund

Notes to Financial Statements

November 30, 2012 (Unaudited)

Note 1. Organization

Columbia Select Large-Cap Value Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class K shares (formerly Class R4 shares) are not subject to sales charges; however, this share class is closed to new investors. Effective October 25, 2012, Class R4 shares were renamed Class K shares.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares are not subject to sales charges and are only available to investors purchasing through authorized investment professionals. Class R4 shares commenced operations on November 8, 2012.

Class R5 shares are not subject to sales charges. Effective November 8, 2012, Class R5 shares are only available to investors purchasing through authorized investment professionals. Prior to November 8, 2012, Class R5 shares were closed to new investors.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close

24	Semiannual Report 2012

Columbia Select Large-Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Semiannual Report 2012	25

Columbia Select Large-Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.71% to 0.54% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2012 was 0.71% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2012 was 0.06% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended November 30, 2012, other expenses paid to this company were $1,121.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The

26	Semiannual Report 2012

Columbia Select Large-Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended November 30, 2012, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.25%
Class B	0.25
Class C	0.25
Class K	0.05
Class R	0.25
Class R4	0.29
Class R5	0.05
Class W	0.25
Class Z	0.25

The Fund and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At November 30, 2012, the Fund’s total potential future obligation over the life of the Guaranty is $151,574. The liability remaining at November 30, 2012 for non-recurring charges associated with the lease amounted to $77,902 and is recorded as a part of payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2012, these minimum account balance fees reduced total expenses by $2,677.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $43,000 and $2,837,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2012, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Semiannual Report 2012	27

Columbia Select Large-Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $19,307 for Class A, $778 for Class B, and $802 for Class C shares for the six months ended November 30, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.25%
Class B	2.00
Class C	2.00
Class I	0.86
Class K	1.16
Class R	1.50
Class R4	1.00
Class R5	0.91
Class W	1.25
Class Z	1.00

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2012, the cost of investments for federal income tax purposes was approximately $356,378,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$112,477,000
Unrealized depreciation	(13,893,000)
Net unrealized appreciation	$98,584,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $26,020,539 and $94,452,979, respectively, for the six months ended November 30, 2012.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the

28	Semiannual Report 2012

Columbia Select Large-Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended November 30, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

At November 30, 2012, the Fund did not have any securities on loan.

In September 2012, the Board voted to cease securities lending by or on December 31, 2012.

Note 7. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At November 30, 2012, two unaffiliated shareholder accounts owned an aggregate of 40.3% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Affiliated shareholder accounts owned 21.0% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended November 30, 2012.

Note 10. Significant Risks

Financial Sector Risk

The Fund’s portfolio managers may invest significantly in issuers operating in the financial sector. The Fund may be more susceptible to the particular risks of this sector than if the Fund were invested in a wider variety of issuers operating in unrelated industries.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Semiannual Report 2012	29

Columbia Select Large-Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

30	Semiannual Report 2012

Columbia Select Large-Cap Value Fund

Supplemental Information

(Unaudited)

Change in Independent Registered Public Accounting Firm

At a meeting held on June 14, 2012, the Board, upon recommendation of the Audit Committee, approved the replacement of Ernst & Young LLP (Ernst & Young) as the independent registered public accounting firm for the Fund and certain other funds in the Columbia Family of Funds (collectively, the Funds) and appointed PricewaterhouseCoopers LLP (PwC). PwC’s engagement was effective at the completion of Ernst & Young’s audits of the financial statements of the Funds with fiscal years ended July 31, 2012. The Fund did not consult with PwC during the fiscal period ended May 31, 2012 and year ended December 31, 2011 and through the June meeting.

Ernst & Young’s reports on the financial statements of the Fund as of and for the fiscal period ended May 31, 2012 and year ended December 31, 2011 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through the June meeting, there were no: (1) disagreements between the Fund and Ernst & Young on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Ernst & Young’s satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports, or (2) reportable events.

Semiannual Report 2012	31

Columbia Select Large-Cap Value Fund

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32	Semiannual Report 2012

Columbia Select Large-Cap Value Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012	33

Columbia Select Large-Cap Value Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SL-9947 E (1/13)

Semiannual Report November 30, 2012

Columbia Select Smaller-Cap Value Fund

Columbia Select Smaller-Cap Value Fund

President’s Message

Dear Shareholders,

Stocks rebound around the world

After a weak second quarter, U.S. stock market averages rebounded in the third quarter, erasing earlier losses and boosting year-to-date returns well into double digits. Welcome news from Europe and additional quantitative easing in the United States by the Federal Reserve Board helped bolster the rally. The Standard & Poor’s 500 Index (S&P 500 Index) rose 6.35% (total return) for the quarter. The Dow Jones Industrial Average advanced 4.32% for the same period. From the beginning of the calendar year through September 30, 2012, the S&P 500 Index was up 16.44% (total return). And, as of the end of September, the S&P 500 Index stood at 1,440 — approximately 8% below its all-time high of 1,565 that was set on October 9, 2007.

Outside the United States, stock markets of both developed and emerging market economies rebounded, as measured in U.S. dollars. Investors responded favorably to the announcement of policy measures aimed to resolve the eurozone crisis, which could potentially have a favorable impact on growth in emerging market economies. A weaker dollar also benefited returns to U.S. investors.

Solid gains for fixed income

Within fixed income, investors appeared to be increasingly willing to take on risk as they abandoned higher quality sectors that dominated the performance rankings in the second quarter and favored riskier sectors, where yield spreads tightened by a significant margin. Fixed-income returns were strong, but unlike equities, they have been less volatile, accumulating steadily over the course of the year. Gains were the highest for high-yield and emerging market bonds. By contrast, government issued debt securities eked out smaller gains.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>	Detailed up-to-date fund performance and portfolio information

>	Economic analysis and market commentary

>	Quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia Select Smaller-Cap Value Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Select Smaller-Cap Value Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Select Smaller-Cap Value Fund (the Fund) Class A shares returned 6.92% excluding sales charges for the six months ended November 30, 2012.

>	The Fund underperformed its benchmark, the Russell 2000 Value Index, which returned 9.71% for the same time period.

Average Annual Total Returns (%) (for period ended November 30, 2012)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	04/25/97
Excluding sales charges		6.92	12.66	0.46	7.95
Including sales charges		0.79	6.16	-0.73	7.32
Class B	04/25/97
Excluding sales charges		6.56	11.82	-0.30	7.14
Including sales charges		1.56	6.82	-0.67	7.14
Class C	05/27/99
Excluding sales charges		6.47	11.81	-0.28	7.15
Including sales charges		5.47	10.81	-0.28	7.15
Class I*	08/03/09	7.20	13.22	0.79	8.13
Class K* (formerly Class R4)	08/03/09	7.00	12.84	0.59	8.02
Class R*	04/30/03	6.82	12.40	0.18	7.68
Class R4*	11/08/12	6.93	12.68	0.46	7.95
Class R5	11/30/01	7.01	13.03	0.97	8.55
Class Z*	09/27/10	7.04	12.92	0.57	8.01
Russell 2000 Value Index		9.71	15.05	2.52	8.58

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2012

Columbia Select Smaller-Cap Value Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at November 30, 2012)
Lennar Corp., Class A	3.9
WellCare Health Plans, Inc.	3.7
Penn National Gaming, Inc.	3.6
Belden, Inc.	3.6
EnerSys, Inc.	3.5
Mueller Industries, Inc.	3.5
Hanesbrands, Inc.	3.4
Cubic Corp.	3.3
Aspen Insurance Holdings Ltd.	3.3
ON Semiconductor Corp.	3.1

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at November 30, 2012)
Common Stocks	100.0
Consumer Discretionary	18.3
Consumer Staples	8.4
Energy	9.3
Financials	13.7
Health Care	11.8
Industrials	26.0
Information Technology	7.9
Materials	4.6
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Neil Eigen

Richard Rosen

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2012	3

Columbia Select Smaller-Cap Value Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2012 – November 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,069.20		1,018.10	7.21		7.03	1.39
Class B	1,000.00	1,000.00	1,065.60		1,014.34	11.08		10.81	2.14
Class C	1,000.00	1,000.00	1,064.70		1,014.34	11.08		10.81	2.14
Class I	1,000.00	1,000.00	1,072.00		1,020.36	4.88		4.76	0.94
Class K (formerly Class R4)	1,000.00	1,000.00	1,070.00		1,018.85	6.43		6.28	1.24
Class R	1,000.00	1,000.00	1,068.20		1,016.85	8.50		8.29	1.64
Class R4	1,000.00	1,000.00	1,038.10	*	1,019.35	0.67	*	5.77	1.14	*
Class R5	1,000.00	1,000.00	1,070.10		1,020.16	5.09		4.96	0.98
Class Z	1,000.00	1,000.00	1,070.40		1,019.35	5.92		5.77	1.14

*	For the period November 8, 2012 through November 30, 2012. Class R4 shares commenced operations on November 8, 2012.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2012

Columbia Select Smaller-Cap Value Fund

Portfolio of Investments

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 100.3%
Issuer	Shares	Value ($)

Consumer Discretionary 18.4%
Auto Components 2.0%

American Axle & Manufacturing Holdings, Inc.(a)	700,000	7,322,000

Diversified Consumer Services 2.6%

Sotheby’s	320,000	9,235,200

Hotels, Restaurants & Leisure 6.5%

Penn National Gaming, Inc.(a)	255,000	12,959,100

Texas Roadhouse, Inc.	615,000	10,215,150

Total		23,174,250

Household Durables 3.9%

Lennar Corp., Class A	365,000	13,884,600

Textiles, Apparel & Luxury Goods 3.4%

Hanesbrands, Inc.(a)	337,500	12,183,750

Total Consumer Discretionary		65,799,800

Consumer Staples 8.4%
Food Products 5.9%

Dean Foods Co.(a)	615,000	10,541,100

Smithfield Foods, Inc.(a)	460,000	10,290,200

WhiteWave Foods Co., Class A(a)	30,139	457,209

Total		21,288,509

Personal Products 2.5%

Herbalife Ltd.	195,000	8,964,150

Total Consumer Staples		30,252,659

Energy 9.4%
Energy Equipment & Services 6.7%

Exterran Holdings, Inc.(a)	375,000	7,826,250

Superior Energy Services, Inc.(a)	460,000	9,342,600

Tetra Technologies, Inc.(a)	950,000	6,650,000

Total		23,818,850

Oil, Gas & Consumable Fuels 2.7%

Oasis Petroleum, Inc.(a)	320,000	9,670,400

Total Energy		33,489,250

Financials 13.7%
Insurance 13.7%

Aspen Insurance Holdings Ltd.	375,000	11,737,500

Endurance Specialty Holdings Ltd.	260,000	10,452,000

Hanover Insurance Group, Inc. (The)	240,000	8,772,000

Infinity Property & Casualty Corp.	160,000	8,755,200

Lincoln National Corp.	380,000	9,386,000

Total		49,102,700

Total Financials		49,102,700

Common Stocks (continued)
Issuer	Shares	Value ($)

Health Care 11.9%
Health Care Equipment & Supplies 2.8%

Analogic Corp.	105,000	7,735,350

Sirona Dental Systems, Inc.(a)	35,000	2,191,350

Total		9,926,700

Health Care Providers & Services 3.7%

WellCare Health Plans, Inc.(a)	278,034	13,420,701

Pharmaceuticals 5.4%

Impax Laboratories, Inc.(a)	481,000	9,783,540

Salix Pharmaceuticals Ltd.(a)	220,000	9,427,000

Total		19,210,540

Total Health Care		42,557,941

Industrials 26.0%
Aerospace & Defense 3.3%

Cubic Corp.	245,000	11,992,750

Airlines 2.7%

United Continental Holdings, Inc.(a)	470,000	9,503,400

Commercial Services & Supplies 4.4%

Brink’s Co. (The)	170,000	4,668,200

Waste Connections, Inc.	340,000	11,192,800

Total		15,861,000

Construction & Engineering 2.9%

Shaw Group, Inc. (The)(a)	230,000	10,333,900

Electrical Equipment 7.1%

Belden, Inc.	340,000	12,811,200

EnerSys, Inc.(a)	365,000	12,716,600

Total		25,527,800

Machinery 4.0%

Mueller Industries, Inc.	260,000	12,417,600

Wabash National Corp.(a)	230,000	1,860,700

Total		14,278,300

Road & Rail 1.6%

Swift Transportation Co.(a)	690,000	5,837,400

Total Industrials		93,334,550

Information Technology 7.9%
IT Services 2.4%

CACI International, Inc., Class A(a)	168,000	8,593,200

Semiconductors & Semiconductor Equipment 5.5%

Cypress Semiconductor Corp.	849,989	8,627,388

ON Semiconductor Corp.(a)	1,690,000	11,204,700

Total		19,832,088

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	5

Columbia Select Smaller-Cap Value Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Software —%

Comverse Technology, Inc.(a)	20	71

Comverse, Inc.(a)	2	58

Total		129

Total Information Technology		28,425,417

Materials 4.6%
Chemicals 2.8%

Minerals Technologies, Inc.	138,000	10,212,000

Common Stocks (continued)
Issuer	Shares	Value ($)

Containers & Packaging 1.8%

Owens-Illinois, Inc.(a)	315,000	6,309,450

Total Materials		16,521,450

Total Common Stocks
(Cost: $254,624,039)		359,483,767

Total Investments
(Cost: $254,624,039)		359,483,767	(b)

Other Assets & Liabilities, Net		(900,967)

Net Assets		358,582,800

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)

Columbia Short-Term Cash Fund	—	21,668,672	(21,668,672)	—	—	361	—

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2012

Columbia Select Smaller-Cap Value Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	65,799,800	—	—	65,799,800

Consumer Staples	30,252,659	—	—	30,252,659

Energy	33,489,250	—	—	33,489,250

Financials	49,102,700	—	—	49,102,700

Health Care	42,557,941	—	—	42,557,941

Industrials	93,334,550	—	—	93,334,550

Information Technology	28,425,417	—	—	28,425,417

Materials	16,521,450	—	—	16,521,450

Total Equity Securities	359,483,767	—	—	359,483,767

Total	359,483,767	—	—	359,483,767

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	7

Columbia Select Smaller-Cap Value Fund

Statement of Assets and Liabilities

November 30, 2012 (Unaudited)

Assets

Investments, at value

(identified cost $254,624,039)	$359,483,767

Receivable for:

Capital shares sold	70,846

Dividends	75,102

Interest	1,191

Expense reimbursement due from Investment Manager	1,479

Prepaid expenses	3,575

Total assets	359,635,960

Liabilities

Disbursements in excess of cash	52,238

Payable for:

Capital shares purchased	776,454

Investment management fees	7,763

Distribution and/or service fees	3,167

Transfer agent fees	60,071

Administration fees	786

Plan administration fees	784

Compensation of board members	22,252

Other expenses	129,645

Total liabilities	1,053,160

Net assets applicable to outstanding capital stock	$358,582,800

Represented by

Paid-in capital	$369,281,877

Excess of distributions over net investment income	(1,282,391)

Accumulated net realized loss	(114,276,414)

Unrealized appreciation (depreciation) on:

Investments	104,859,728

Total — representing net assets applicable to outstanding capital stock	$358,582,800

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2012

Columbia Select Smaller-Cap Value Fund

Statement of Assets and Liabilities (continued)

November 30, 2012 (Unaudited)

Class A

Net assets	$279,858,158

Shares outstanding	18,292,274

Net asset value per share	$15.30

Maximum offering price per share(a)	$16.23

Class B

Net assets	$8,060,290

Shares outstanding	613,174

Net asset value per share	$13.15

Class C

Net assets	$33,214,531

Shares outstanding	2,523,511

Net asset value per share	$13.16

Class I

Net assets	$22,107,729

Shares outstanding	1,338,619

Net asset value per share	$16.52

Class K(b)

Net assets	$3,946,144

Shares outstanding	241,381

Net asset value per share	$16.35

Class R

Net assets	$8,676,973

Shares outstanding	583,672

Net asset value per share	$14.87

Class R4

Net assets	$2,595

Shares outstanding	156

Net asset value per share(c)	$16.60

Class R5

Net assets	$265,795

Shares outstanding	16,132

Net asset value per share	$16.48

Class Z

Net assets	$2,450,585

Shares outstanding	149,141

Net asset value per share	$16.43

(a)	The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

(b)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(c)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	9

Columbia Select Smaller-Cap Value Fund

Statement of Operations

Six Months Ended November 30, 2012 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$1,348,298

Dividends — affiliated issuers	361

Income from securities lending — net	60,677

Total income	1,409,336

Expenses:

Investment management fees	1,448,658

Distribution and/or service fees

Class A	357,212

Class B	47,278

Class C	166,830

Class R	22,372

Transfer agent fees

Class A	456,948

Class B	15,251

Class C	53,338

Class K(a)	981

Class R	14,289

Class R5	341

Class Z	3,949

Administration fees	146,700

Plan administration fees

Class K(a)	4,880

Compensation of board members	7,608

Custodian fees	4,300

Printing and postage fees	85,200

Registration fees	57,452

Professional fees	15,870

Other	12,780

Total expenses	2,922,237

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(248,538)

Expense reductions	(2,868)

Total net expenses	2,670,831

Net investment loss	(1,261,495)

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	20,833,960

Net realized gain	20,833,960

Net change in unrealized appreciation (depreciation) on:

Investments	4,878,206

Net change in unrealized appreciation (depreciation)	4,878,206

Net realized and unrealized gain	25,712,166

Net increase in net assets resulting from operations	$24,450,671

(a)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2012

Columbia Select Smaller-Cap Value Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012(a)	Year Ended December 31, 2011
Operations

Net investment loss	$(1,261,495)	$(1,594,492)	$(3,865,385)

Net realized gain	20,833,960	8,984,718	49,293,493

Net change in unrealized appreciation (depreciation)	4,878,206	11,005,956	(89,480,521)

Net increase (decrease) in net assets resulting from operations	24,450,671	18,396,182	(44,052,413)

Distributions to shareholders:

Net investment income

Net realized gains

Class A	—	—	(15,826,476)

Class B	—	—	(821,815)

Class C	—	—	(2,285,649)

Class I	—	—	(711,817)

Class K(b)	—	—	(184,769)

Class R	—	—	(606,632)

Class R5	—	—	(100,928)

Class Z	—	—	(61,965)

Total distributions to shareholders	—	—	(20,600,051)

Increase (decrease) in net assets from capital stock activity	(33,885,908)	(30,517,926)	(46,840,958)

Total decrease in net assets	(9,435,237)	(12,121,744)	(111,493,422)

Net assets at beginning of period	368,018,037	380,139,781	491,633,203

Net assets at end of period	$358,582,800	$368,018,037	$380,139,781

Excess of distributions over net investment income	$(1,282,391)	$(20,896)	$(15,001)

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	11

Columbia Select Smaller-Cap Value Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2012(a) (Unaudited)		Year Ended May 31, 2012(b)		Year Ended December 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(c)	659,402	9,797,026	396,550	6,024,403	1,750,058	27,816,746

Distributions reinvested	—	—	—	—	1,113,167	14,994,366

Redemptions	(2,197,046)	(32,725,574)	(2,187,011)	(33,059,695)	(5,084,181)	(78,485,280)

Net decrease	(1,537,644)	(22,928,548)	(1,790,461)	(27,035,292)	(2,220,956)	(35,674,168)

Class B shares

Subscriptions	1,717	22,302	10,502	138,586	20,042	277,514

Distributions reinvested	—	—	—	—	67,731	789,744

Redemptions(c)	(406,758)	(5,145,635)	(132,249)	(1,730,441)	(883,120)	(12,526,522)

Net decrease	(405,041)	(5,123,333)	(121,747)	(1,591,855)	(795,347)	(11,459,264)

Class C shares

Subscriptions	89,624	1,147,759	112,596	1,466,429	390,344	5,238,363

Distributions reinvested	—	—	—	—	136,722	1,595,542

Redemptions	(263,309)	(3,373,323)	(578,581)	(7,513,415)	(1,042,524)	(14,051,468)

Net decrease	(173,685)	(2,225,564)	(465,985)	(6,046,986)	(515,458)	(7,217,563)

Class I shares

Subscriptions	7,763	123,937	697,624	11,703,658	1,149,572	20,263,585

Distributions reinvested	—	—	—	—	49,093	710,871

Redemptions	(16,503)	(273,627)	(330,275)	(5,499,857)	(814,882)	(13,605,727)

Net increase (decrease)	(8,740)	(149,690)	367,349	6,203,801	383,783	7,368,729

Class K shares(d)

Subscriptions	17,478	270,942	24,724	392,918	86,988	1,474,704

Distributions reinvested	—	—	—	—	12,805	184,006

Redemptions	(25,591)	(401,146)	(24,637)	(394,113)	(62,920)	(1,025,889)

Net increase (decrease)	(8,113)	(130,204)	87	(1,195)	36,873	632,821

Class R shares

Subscriptions	66,541	955,032	108,599	1,583,143	384,571	5,905,073

Distributions reinvested	—	—	—	—	16,513	216,646

Redemptions	(147,201)	(2,122,027)	(281,009)	(4,076,027)	(571,570)	(8,764,076)

Net decrease	(80,660)	(1,166,995)	(172,410)	(2,492,884)	(170,486)	(2,642,357)

Class R4 shares

Subscriptions	156	2,500	—	—	—	—

Net increase	156	2,500	—	—	—	—

Class R5 shares

Subscriptions	130	2,425	257	4,208	857	13,786

Distributions reinvested	—	—	—	—	6,778	98,074

Redemptions	(123,330)	(2,032,350)	(68)	(1,129)	(3,074)	(46,358)

Net increase (decrease)	(123,200)	(2,029,925)	189	3,079	4,561	65,502

Class Z shares

Subscriptions	14,022	224,474	45,878	728,765	162,818	2,758,413

Distributions reinvested	—	—	—	—	1,958	28,258

Redemptions	(22,345)	(358,623)	(17,377)	(285,359)	(43,636)	(701,329)

Net increase (decrease)	(8,323)	(134,149)	28,501	443,406	121,140	2,085,342

Total net decrease	(2,345,250)	(33,885,908)	(2,154,477)	(30,517,926)	(3,155,890)	(46,840,958)

(a)	Class R4 shares are for the period from November 8, 2012 (commencement of operations) to November 30, 2012.

(b)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(c)	Includes conversions of Class B shares to Class A shares, if any.

(d)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2012

Columbia Select Smaller-Cap Value Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended November 30, 2012		Year Ended		Year Ended December 31,
Class A	(Unaudited)		May 31, 2012(a)		2011		2010		2009		2008	2007
Per share data
Net asset value, beginning of period	$14.31		$13.69		$15.97		$12.59		$9.23		$15.92	$17.67

Income from investment operations:

Net investment loss	(0.05)		(0.06)		(0.12)		(0.11)		(0.12)		(0.17)	(0.21)

Net realized and unrealized gain (loss)	1.04		0.68		(1.40)		3.49		3.48		(6.33)	1.43

Total from investment operations	0.99		0.62		(1.52)		3.38		3.36		(6.50)	1.22

Less distributions to shareholders:

Net realized gains	—		—		(0.76)		—		—		(0.19)	(2.97)

Total distributions to shareholders	—		—		(0.76)		—		—		(0.19)	(2.97)

Proceeds from regulatory settlements	—		—		—		0.00	(b)	0.00	(b)	—	—

Net asset value, end of period	$15.30		$14.31		$13.69		$15.97		$12.59		$9.23	$15.92

Total return	6.92%		4.53%		(9.42%)		26.85	%(c)	36.40	%(d)	(41.19%)	6.26%

Ratios to average net assets(e)

Total gross expenses	1.54	%(f)	1.48	%(f)	1.48%		1.66%		2.00%		1.89%	1.71%

Total net expenses(g)	1.39	%(f)(h)	1.41	%(f)	1.42	%(h)	1.33%		1.69%		1.89%	1.71%

Net investment loss	(0.62	%)(f)	(0.87	%)(f)	(0.77%)		(0.84%)		(1.12%)		(1.30%)	(1.17%)

Supplemental data

Net assets, end of period (in thousands)	$279,858		$283,740		$295,973		$380,848		$221,181		$66,415	$155,045

Portfolio turnover	3%		3%		18%		5%		7%		16%	27%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Rounds to less than $0.01.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	13

Columbia Select Smaller-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended		Year Ended December 31,
Class B	(Unaudited)		May 31, 2012(a)		2011		2010		2009		2008	2007
Per share data
Net asset value, beginning of period	$12.34		$11.84		$14.04		$11.15		$8.23		$14.34	$16.30

Income from investment operations:

Net investment loss	(0.09)		(0.09)		(0.21)		(0.19)		(0.18)		(0.24)	(0.32)

Net realized and unrealized gain (loss)	0.90		0.59		(1.23)		3.08		3.10		(5.68)	1.33

Total from investment operations	0.81		0.50		(1.44)		2.89		2.92		(5.92)	1.01

Less distributions to shareholders:

Net realized gains	—		—		(0.76)		—		—		(0.19)	(2.97)

Total distributions to shareholders	—		—		(0.76)		—		—		(0.19)	(2.97)

Proceeds from regulatory settlements	—		—		—		0.00	(b)	0.00	(b)	—	—

Net asset value, end of period	$13.15		$12.34		$11.84		$14.04		$11.15		$8.23	$14.34

Total return	6.56%		4.22%		(10.15%)		25.92	%(c)	35.48	%(d)	(41.68%)	5.47%

Ratios to average net assets(e)

Total gross expenses	2.28	%(f)	2.23	%(f)	2.23%		2.43%		2.77%		2.64%	2.46%

Total net expenses(g)	2.14	%(f)(h)	2.16	%(f)	2.16	%(h)	2.10%		2.46%		2.64%	2.46%

Net investment loss	(1.35	%)(f)	(1.62	%)(f)	(1.52%)		(1.62%)		(1.88%)		(2.05%)	(1.92%)

Supplemental data

Net assets, end of period (in thousands)	$8,060		$12,565		$13,501		$27,172		$26,500		$8,483	$26,802

Portfolio turnover	3%		3%		18%		5%		7%		16%	27%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Rounds to less than $0.01.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2012

Columbia Select Smaller-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended		Year Ended December 31,
Class C	(Unaudited)		May 31, 2012(a)		2011		2010		2009		2008	2007
Per share data
Net asset value, beginning of period	$12.36		$11.86		$14.06		$11.17		$8.24		$14.34	$16.30

Income from investment operations:

Net investment loss	(0.09)		(0.09)		(0.21)		(0.19)		(0.19)		(0.23)	(0.32)

Net realized and unrealized gain (loss)	0.89		0.59		(1.23)		3.08		3.12		(5.68)	1.33

Total from investment operations	0.80		0.50		(1.44)		2.89		2.93		(5.91)	1.01

Less distributions to shareholders:

Net realized gains	—		—		(0.76)		—		—		(0.19)	(2.97)

Total distributions to shareholders	—		—		(0.76)		—		—		(0.19)	(2.97)

Proceeds from regulatory settlements	—		—		—		0.00	(b)	0.00	(b)	—	—

Net asset value, end of period	$13.16		$12.36		$11.86		$14.06		$11.17		$8.24	$14.34

Total return	6.47%		4.22%		(10.13%)		25.87	%(c)	35.56	%(d)	(41.61%)	5.47%

Ratios to average net assets(e)

Total gross expenses	2.28	%(f)	2.23	%(f)	2.23%		2.42%		2.90%		2.63%	2.46%

Total net expenses(g)	2.14	%(f)(h)	2.16	%(f)	2.17	%(h)	2.09%		2.67%		2.63%	2.46%

Net investment loss	(1.37	%)(f)	(1.63	%)(f)	(1.52%)		(1.60%)		(2.10%)		(2.05%)	(1.92%)

Supplemental data

Net assets, end of period (in thousands)	$33,215		$33,327		$37,511		$51,712		$46,626		$37,217	$32,206

Portfolio turnover	3%		3%		18%		5%		7%		16%	27%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Rounds to less than $0.01.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	15

Columbia Select Smaller-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended		Year Ended December 31,
Class I	(Unaudited)		May 31, 2012(a)		2011	2010		2009(b)
Per share data
Net asset value, beginning of period	$15.41		$14.71		$17.02	$13.35		$11.86

Income from investment operations:

Net investment loss	(0.01)		(0.03)		(0.04)	(0.05)		(0.01)

Net realized and unrealized gain (loss)	1.12		0.73		(1.51)	3.72		1.50

Total from investment operations	1.11		0.70		(1.55)	3.67		1.49

Less distributions to shareholders:

Net realized gains	—		—		(0.76)	—		—

Total distributions to shareholders	—		—		(0.76)	—		—

Proceeds from regulatory settlements	—		—		—	0.00	(c)	—

Net asset value, end of period	$16.52		$15.41		$14.71	$17.02		$13.35

Total return	7.20%		4.76%		(9.01%)	27.49	%(d)	12.56%

Ratios to average net assets(e)

Total gross expenses	0.97	%(f)	0.98	%(f)	0.94%	1.09%		1.14	%(f)

Total net expenses(g)	0.94	%(f)	0.94	%(f)	0.91%	0.88%		0.88	%(f)

Net investment loss	(0.18	%)(f)	(0.38	%)(f)	(0.24%)	(0.38%)		(0.23	%)(f)

Supplemental data

Net assets, end of period (in thousands)	$22,108		$20,764		$14,419	$10,145		$6,300

Portfolio turnover	3%		3%		18%	5%		7%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	For the period from August 3, 2009 (commencement of operations) to December 31, 2009.

(c)	Rounds to less than $0.01.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2012

Columbia Select Smaller-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended		Year Ended December 31,
Class K(a)	(Unaudited)		May 31, 2012(b)		2011	2010		2009(c)
Per share data
Net asset value, beginning of period	$15.28		$14.60		$16.94	$13.34		$11.86

Income from investment operations:

Net investment loss	(0.04)		(0.04)		(0.09)	(0.10)		(0.03)

Net realized and unrealized gain (loss)	1.11		0.72		(1.49)	3.70		1.51

Total from investment operations	1.07		0.68		(1.58)	3.60		1.48

Less distributions to shareholders:

Net realized gains	—		—		(0.76)	—		—

Total distributions to shareholders	—		—		(0.76)	—		—

Proceeds from regulatory settlements	—		—		—	0.00	(d)	—

Net asset value, end of period	$16.35		$15.28		$14.60	$16.94		$13.34

Total return	7.00%		4.66%		(9.23%)	26.99	%(e)	12.48%

Ratios to average net assets(f)

Total gross expenses	1.27	%(g)	1.23	%(g)	1.22%	1.39%		1.43	%(g)

Total net expenses(h)	1.24	%(g)	1.20	%(g)	1.18%	1.18%		1.18	%(g)

Net investment loss	(0.47	%)(g)	(0.65	%)(g)	(0.53%)	(0.69%)		(0.58	%)(g)

Supplemental data

Net assets, end of period (in thousands)	$3,946		$3,812		$3,642	$3,601		$42

Portfolio turnover	3%		3%		18%	5%		7%

Notes to Financial Highlights

(a)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(b)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(c)	For the period from August 3, 2009 (commencement of operations) to December 31, 2009.

(d)	Rounds to less than $0.01.

(e)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(f)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(g)	Annualized.

(h)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	17

Columbia Select Smaller-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended		Year Ended December 31,
Class R	(Unaudited)		May 31, 2012(a)		2011		2010		2009		2008	2007
Per share data
Net asset value, beginning of period	$13.92		$13.33		$15.62		$12.35		$9.08		$15.70	$17.53

Income from investment operations:

Net investment loss	(0.06)		(0.07)		(0.16)		(0.16)		(0.16)		(0.19)	(0.25)

Net realized and unrealized gain (loss)	1.01		0.66		(1.37)		3.43		3.43		(6.24)	1.39

Total from investment operations	0.95		0.59		(1.53)		3.27		3.27		(6.43)	1.14

Less distributions to shareholders:

Net realized gains	—		—		(0.76)		—		—		(0.19)	(2.97)

Total distributions to shareholders	—		—		(0.76)		—		—		(0.19)	(2.97)

Proceeds from regulatory settlements	—		—		—		0.00	(b)	0.00	(b)	—	—

Net asset value, end of period	$14.87		$13.92		$13.33		$15.62		$12.35		$9.08	$15.70

Total return	6.82%		4.43%		(9.69%)		26.48	%(c)	36.01	%(d)	(41.32%)	5.83%

Ratios to average net assets(e)

Total gross expenses	1.78	%(f)	1.73	%(f)	1.73%		1.87%		2.31%		2.14%	1.96%

Total net expenses(g)	1.64	%(f)(h)	1.67	%(f)	1.67	%(h)	1.66%		2.19%		2.14%	1.96%

Net investment loss	(0.87	%)(f)	(1.14	%)(f)	(1.02%)		(1.16%)		(1.62%)		(1.55%)	(1.42%)

Supplemental data

Net assets, end of period (in thousands)	$8,677		$9,248		$11,156		$15,733		$10,778		$8,537	$11,311

Portfolio turnover	3%		3%		18%		5%		7%		16%	27%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Rounds to less than $0.01.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2012

Columbia Select Smaller-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012(a)
Class R4	(Unaudited)
Per share data
Net asset value, beginning of period	$15.99

Income from investment operations:

Net investment loss	(0.00	)(b)

Net realized and unrealized gain	0.61

Total from investment operations	0.61

Net asset value, end of period	$16.60

Total return	3.81%

Ratios to average net assets(c)

Total gross expenses	1.58	%(d)

Total net expenses(e)	1.14	%(d)

Net investment loss	(0.48	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$3

Portfolio turnover	3%

Notes to Financial Highlights

(a)	For the period from November 8, 2012 (commencement of operations) to November 30, 2012.

(b)	Rounds to less than $0.01.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	19

Columbia Select Smaller-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended		Year Ended December 31,
Class R5	(Unaudited)		May 31, 2012(a)		2011	2010		2009		2008	2007
Per share data
Net asset value, beginning of period	$15.40		$14.70		$17.01	$13.35		$9.72		$16.65	$18.26

Income from investment operations:

Net investment loss	(0.02)		(0.03)		(0.05)	(0.06)		(0.09)		(0.08)	(0.12)

Net realized and unrealized gain (loss)	1.10		0.73		(1.50)	3.72		3.72		(6.66)	1.48

Total from investment operations	1.08		0.70		(1.55)	3.66		3.63		(6.74)	1.36

Less distributions to shareholders:

Net realized gains	—		—		(0.76)	—		—		(0.19)	(2.97)

Total distributions to shareholders	—		—		(0.76)	—		—		(0.19)	(2.97)

Proceeds from regulatory settlements	—		—		—	0.00	(b)	0.00	(b)	—	—

Net asset value, end of period	$16.48		$15.40		$14.70	$17.01		$13.35		$9.72	$16.65

Total return	7.01%		4.76%		(9.02%)	27.42	%(c)	37.35	%(d)	(40.82%)	6.85%

Ratios to average net assets(e)

Total gross expenses	0.98	%(f)	0.98	%(f)	0.97%	1.14%		1.51%		1.19%	1.15%

Total net expenses(g)	0.98	%(f)	0.95	%(f)	0.93%	0.93%		1.46%		1.19%	1.15%

Net investment loss	(0.24	%)(f)	(0.41	%)(f)	(0.28%)	(0.44%)		(0.88%)		(0.61%)	(0.61%)

Supplemental data

Net assets, end of period (in thousands)	$266		$2,145		$2,046	$2,289		$1,808		$7,405	$11,322

Portfolio turnover	3%		3%		18%	5%		7%		16%	27%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Rounds to less than $0.01.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2012

Columbia Select Smaller-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended		Year Ended December 31,
Class Z	(Unaudited)		May 31, 2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$15.35		$14.67		$17.01		$14.61

Income from investment operations:

Net investment loss	(0.03)		(0.04)		(0.08)		(0.01)

Net realized and unrealized gain (loss)	1.11		0.72		(1.50)		2.41

Total from investment operations	1.08		0.68		(1.58)		2.40

Less distributions to shareholders:

Net realized gains	—		—		(0.76)		—

Total distributions to shareholders	—		—		(0.76)		—

Net asset value, end of period	$16.43		$15.35		$14.67		$17.01

Total return	7.04%		4.63%		(9.19%)		16.43%

Ratios to average net assets(c)

Total gross expenses	1.29	%(d)	1.23	%(d)	1.20%		1.55	%(d)

Total net expenses(e)	1.14	%(d)(f)	1.16	%(d)	1.19	%(f)	1.02	%(d)

Net investment loss	(0.38	%)(d)	(0.62	%)(d)	(0.50%)		(0.34	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$2,451		$2,417		$1,892		$133

Portfolio turnover	3%		3%		18%		5%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	For the period from September 27, 2010 (commencement of operations) to December 31, 2010.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	21

Columbia Select Smaller-Cap Value Fund

Notes to Financial Statements

November 30, 2012 (Unaudited)

Note 1. Organization

Columbia Select Smaller-Cap Value Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5 and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class K shares (formerly Class R4 shares) are not subject to sales charges; however, this share class is closed to new investors. Effective October 25, 2012, Class R4 shares were renamed Class K shares.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares are not subject to sales charges and are only available to investors purchasing through authorized investment professionals. Class R4 shares commenced operations on November 8, 2012.

Class R5 shares are not subject to sales charges. Effective November 8, 2012, Class R5 shares are only available to investors purchasing through authorized investment professionals. Prior to November 8, 2012, Class R5 shares were closed to new investors.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited

22	Semiannual Report 2012

Columbia Select Smaller-Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund

Semiannual Report 2012	23

Columbia Select Smaller-Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.79% to 0.70% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2012 was 0.79% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2012 was 0.08% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended November 30, 2012, other expenses paid to this company were $984.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

24	Semiannual Report 2012

Columbia Select Smaller-Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended November 30, 2012, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.32%
Class B	0.32
Class C	0.32
Class K	0.05
Class R	0.32
Class R4	0.31
Class R5	0.05
Class Z	0.32

The Fund and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At November 30, 2012, the Fund’s total potential future obligation over the life of the Guaranty is $132,752. The liability remaining at November 30, 2012 for non-recurring charges associated with the lease amounted to $68,216 and is recorded as a part of payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2012, these minimum account balance fees reduced total expenses by $2,868.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $777,000 and $2,688,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2012, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $37,899 for Class A, $1,625 for Class B and $337 for Class C shares for the six months ended November 30, 2012.

Semiannual Report 2012	25

Columbia Select Smaller-Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.39%
Class B	2.14
Class C	2.14
Class I	0.94
Class K	1.24
Class R	1.64
Class R4	1.14
Class R5	0.99
Class Z	1.14

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2012, the cost of investments for federal income tax purposes was approximately $254,624,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$123,278,000
Unrealized depreciation	(18,418,000)
Net unrealized appreciation	104,860,000

The following capital loss carryforward, determined as of May 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2016	106,385,668
2017	35,904,623
Total	142,290,291

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $12,277,844 and $46,538,903, respectively, for the six months ended November 30, 2012.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent

26	Semiannual Report 2012

Columbia Select Smaller-Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended November 30, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

At November 30, 2012, the Fund did not have any securities on loan.

In September 2012, the Board voted to cease securities lending by or on December 31, 2012.

Note 7. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended November 30, 2012.

Note 9. Significant Risks

Industrial Sector Risk

The Fund’s portfolio managers may invest significantly in issuers operating in the industrials sector. The Fund may be more susceptible to the particular risks of this sector than if the Fund were invested in a wider variety of issuers operating in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of

Semiannual Report 2012	27

Columbia Select Smaller-Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

28	Semiannual Report 2012

Columbia Select Smaller-Cap Value Fund

Supplemental Information

(Unaudited)

Change in Independent Registered Public Accounting Firm

At a meeting held on June 14, 2012, the Board, upon recommendation of the Audit Committee, approved the replacement of Ernst & Young LLP (Ernst & Young) as the independent registered public accounting firm for the Fund and certain other funds in the Columbia Family of Funds (collectively, the Funds) and appointed PricewaterhouseCoopers LLP (PwC). PwC’s engagement was effective at the completion of Ernst & Young’s audits of the financial statements of the Funds with fiscal years ended July 31, 2012. The Fund did not consult with PwC during the fiscal period ended May 31, 2012 and year ended December 31, 2011 and through the June meeting.

Ernst & Young’s reports on the financial statements of the Fund as of and for the fiscal period ended May 31, 2012 and year ended December 31, 2011 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through the June meeting, there were no: (1) disagreements between the Fund and Ernst & Young on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Ernst & Young’s satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports, or (2) reportable events.

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Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012	33

Columbia Select Smaller-Cap Value Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SL-9930 A (1/13)

Semiannual Report November 30, 2012

Columbia Seligman Communications and Information Fund

Columbia Seligman Communications and Information Fund

President’s Message

Dear Shareholders,

Stocks rebound around the world

After a weak second quarter, U.S. stock market averages rebounded in the third quarter, erasing earlier losses and boosting year-to-date returns well into double digits. Welcome news from Europe and additional quantitative easing in the United States by the Federal Reserve Board helped bolster the rally. The Standard & Poor’s 500 Index (S&P 500 Index) rose 6.35% (total return) for the quarter. The Dow Jones Industrial Average advanced 4.32% for the same period. From the beginning of the calendar year through September 30, 2012, the S&P 500 Index was up 16.44% (total return). And, as of the end of September, the S&P 500 Index stood at 1,440 — approximately 8% below its all-time high of 1,565 that was set on October 9, 2007.

Outside the United States, stock markets of both developed and emerging market economies rebounded, as measured in U.S. dollars. Investors responded favorably to the announcement of policy measures aimed to resolve the eurozone crisis, which could potentially have a favorable impact on growth in emerging market economies. A weaker dollar also benefited returns to U.S. investors.

Solid gains for fixed income

Within fixed income, investors appeared to be increasingly willing to take on risk as they abandoned higher quality sectors that dominated the performance rankings in the second quarter and favored riskier sectors, where yield spreads tightened by a significant margin. Fixed-income returns were strong, but unlike equities, they have been less volatile, accumulating steadily over the course of the year. Gains were the highest for high-yield and emerging market bonds. By contrast, government issued debt securities eked out smaller gains.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>	Detailed up-to-date fund performance and portfolio information

>	Economic analysis and market commentary

>	Quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia Seligman Communications and Information Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Seligman Communications and Information Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Seligman Communications and Information Fund (the Fund) Class A shares returned 0.56% excluding sales charges for the six months ended November 30, 2012.

>	The Fund underperformed its benchmark, the S&P North American Technology Sector Index, which returned 5.31% for the same time period.

Average Annual Total Returns (%) (for period ended November 30, 2012)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	06/23/83
Excluding sales charges		0.56	3.65	3.57	9.69
Including sales charges		-5.23	-2.31	2.35	9.04
Class B	04/22/96
Excluding sales charges		0.17	2.86	2.79	8.86
Including sales charges		-4.83	-2.03	2.43	8.86
Class C	05/27/99
Excluding sales charges		0.20	2.88	2.79	8.87
Including sales charges		-0.80	1.91	2.79	8.87
Class I*	08/03/09	0.78	4.10	3.85	9.84
Class K* (formerly Class R4)	08/03/09	0.62	3.79	3.64	9.73
Class R*	04/30/03	0.43	3.38	3.27	9.39
Class R4* (formerly Class R3)	08/03/09	0.53	3.58	3.43	9.54
Class R5	11/30/01	0.73	4.04	3.98	10.18
Class Z*	09/27/10	0.67	3.87	3.70	9.76
S&P North American Technology Sector Index		5.31	11.35	3.47	7.52

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The S&P North American Technology Sector Index is an unmanaged modified capitalization-weighted index based on a universe of technology-related stocks.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2012

Columbia Seligman Communications and Information Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at November 30, 2012)
Synopsys, Inc.	9.3
Apple, Inc.	8.1
Symantec Corp.	6.7
Lam Research Corp.	4.7
Nuance Communications, Inc.	4.7
QUALCOMM, Inc.	4.5
Check Point Software Technologies Ltd.	4.4
KLA-Tencor Corp.	4.1
Teradyne, Inc.	3.4
Parametric Technology Corp.	3.4

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at November 30, 2012)
Common Stocks	99.3
Consumer Discretionary	0.2
Health Care	0.8
Industrials	0.2
Information Technology	98.1
Convertible Preferred Stocks	0.1
Information Technology	0.1
Money Market Funds	0.6

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Paul Wick

Richard Parower, CFA

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2012	3

Columbia Seligman Communications and Information Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2012 – November 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,005.60	1,018.25	6.84	6.88	1.36
Class B	1,000.00	1,000.00	1,001.70	1,014.49	10.59	10.66	2.11
Class C	1,000.00	1,000.00	1,002.00	1,014.49	10.59	10.66	2.11
Class I	1,000.00	1,000.00	1,007.80	1,020.46	4.63	4.66	0.92
Class K (formerly Class R4)	1,000.00	1,000.00	1,006.20	1,018.90	6.19	6.23	1.23
Class R	1,000.00	1,000.00	1,004.30	1,017.00	8.09	8.14	1.61
Class R4 (formerly Class R3)	1,000.00	1,000.00	1,005.30	1,018.00	7.09	7.13	1.41
Class R5	1,000.00	1,000.00	1,007.30	1,020.16	4.93	4.96	0.98
Class Z	1,000.00	1,000.00	1,006.70	1,019.50	5.58	5.62	1.11

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

4	Semiannual Report 2012

Columbia Seligman Communications and Information Fund

Portfolio of Investments

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.6%
Issuer	Shares	Value ($)
Consumer Discretionary 0.2%
Diversified Consumer Services 0.2%

Lifelock, Inc.(a)	738,528	6,196,250

Total Consumer Discretionary		6,196,250

Health Care 0.8%
Health Care Equipment & Supplies 0.8%

Stryker Corp.	478,228	25,900,828

Total Health Care		25,900,828

Industrials 0.2%
Commercial Services & Supplies 0.2%

Performant Financial Corp.(a)	621,169	6,000,493

Total Industrials		6,000,493

Information Technology 97.4%
Communications Equipment 7.5%

Cisco Systems, Inc.	4,820,400	91,153,764

Flashpoint Technology, Inc.(b)(c)(d)	246,914	—

Nortel Networks Corp.(a)	819	7

QUALCOMM, Inc.	2,311,084	147,031,164

Radware, Ltd.(a)	451,696	14,436,204

Total		252,621,139

Computers & Peripherals 19.4%

Apple, Inc.	458,900	268,584,992

Dell, Inc.	1,395,700	13,454,548

Electronics for Imaging, Inc.(a)(e)	4,675,900	85,849,524

EMC Corp.(a)	4,275,500	106,117,910

NCR Corp.(a)	1,734,600	41,508,978

NetApp, Inc.(a)	3,542,900	112,345,359

SanDisk Corp.(a)	516,700	20,202,970

Total		648,064,281

Electronic Equipment, Instruments & Components 4.3%

Arrow Electronics, Inc.(a)	1,460,100	54,403,326

Avnet, Inc.(a)	1,538,500	45,062,665

Flextronics International Ltd.(a)	4,495,700	26,030,103

Murata Manufacturing Co., Ltd.	173,500	9,870,035

Vishay Intertechnology, Inc.(a)	917,900	8,903,630

Total		144,269,759

Internet Software & Services 0.6%

Akamai Technologies, Inc.(a)	112,823	4,131,578

Dena Co., Ltd.	90,600	3,319,336

Yahoo!, Inc.(a)	602,400	11,307,048

Total		18,757,962

Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 3.3%

Global Payments, Inc.	485,400	21,313,914

VeriFone Systems, Inc.(a)	1,514,200	46,016,538

Visa, Inc., Class A	281,900	42,203,249

Total		109,533,701

Semiconductors & Semiconductor Equipment 23.6%

Advanced Micro Devices, Inc.(a)	10,056,494	22,124,287

Avago Technologies Ltd.	1,129,800	39,655,980

Broadcom Corp., Class A	2,719,800	88,067,124

KLA-Tencor Corp.	2,997,804	136,310,148

Lam Research Corp.(a)	4,455,025	156,460,478

LSI Corp.(a)	1,997,100	13,460,454

Marvell Technology Group Ltd.	3,442,349	29,191,119

Microsemi Corp.(a)	3,080,600	58,962,684

NXP Semiconductor NV(a)	2,472,500	60,526,800

Samsung Electronics Co., Ltd.	17,100	22,227,818

Semtech Corp.(a)	766,057	20,951,659

Spansion, Inc., Class A(a)	2,314,123	27,121,522

Teradyne, Inc.(a)	7,268,700	113,682,468

Total		788,742,541

Software 38.7%

Cadence Design Systems, Inc.(a)	2,231,000	28,400,630

Check Point Software Technologies Ltd.(a)	3,114,643	143,803,067

Citrix Systems, Inc.(a)	979,300	59,893,988

Fortinet, Inc.(a)	339,100	6,775,218

Microsoft Corp.	3,656,100	97,325,382

Nuance Communications, Inc.(a)	6,951,600	154,603,584

Oracle Corp.	2,869,400	92,107,740

Parametric Technology Corp.(a)	5,598,470	113,313,033

Symantec Corp.(a)	11,777,000	220,936,520

Synopsys, Inc.(a)(e)	9,426,103	309,176,179

TIBCO Software, Inc.(a)	378,000	9,468,900

VMware, Inc., Class A(a)	646,500	58,799,175

Total		1,294,603,416

Total Information Technology		3,256,592,799

Total Common Stocks
(Cost: $2,913,739,833)		3,294,690,370

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	5

Columbia Seligman Communications and Information Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Convertible Preferred Stocks 0.1%
Issuer	Shares	Value ($)
Information Technology 0.1%
Computers & Peripherals 0.1%

Silver Peak Systems, Inc.(a)(c)(d)	2,620,545	2,227,463

Total Information Technology		2,227,463

Total Convertible Preferred Stocks
(Cost: $10,041,773)		2,227,463

Money Market Funds 0.6%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.154%(e)(f)	21,525,726	21,525,726

Total Money Market Funds
(Cost: $21,525,726)		21,525,726

Total Investments
(Cost: $2,945,307,332)		3,318,443,559

Other Assets & Liabilities, Net		23,553,837

Net Assets		3,341,997,396

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	Negligible market value.

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2012, the value of these securities amounted to $2,227,463, which represents 0.07% of net assets.

(d)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2012 was $2,227,463, representing 0.07% of net assets. Information concerning such security holdings at November 30, 2012 is as follows:

Security Description	Acquisition Dates	Cost ($)
Flashpoint Technology, Inc.	09/10/99	1,000,844

Silver Peaks Systems, Inc.	01/14/08	10,041,773

(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	209,192,452	552,663,882	(740,330,608)	—	21,525,726	112,290	21,525,726

Electronics for Imaging, Inc.	111,963,946	—	—	—	111,963,946	—	85,849,524

Synopsys, Inc.	237,362,032	—	(10,255,327)	1,801,581	228,908,286	—	309,176,179

Total	558,518,430	552,663,882	(750,585,935)	1,801,581	362,397,958	112,290	416,551,429

(f)	The rate shown is the seven-day current annualized yield at November 30, 2012.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2012

Columbia Seligman Communications and Information Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	6,196,250	—	—	6,196,250

Health Care	25,900,828	—	—	25,900,828

Industrials	6,000,493	—	—	6,000,493

Information Technology	3,221,175,610	35,417,189	—	3,256,592,799

Convertible Preferred Stocks

Information Technology	—	—	2,227,463	2,227,463

Total Equity Securities	3,259,273,181	35,417,189	2,227,463	3,296,917,833

Other

Money Market Funds	21,525,726	—	—	21,525,726

Total Other	21,525,726	—	—	21,525,726

Total	3,280,798,907	35,417,189	2,227,463	3,318,443,559

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	7

Columbia Seligman Communications and Information Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Fair Value Measurements (continued)

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Common Stocks ($)	Convertible Preferred Stocks ($)	Total ($)
Balance as of May 31, 2012	1	2,070,231	2,070,232

Accrued discounts/premiums	—	—	—

Realized gain (loss)	(10,032,082)	—	(10,032,082)

Change in unrealized appreciation (depreciation)(a)	10,032,162	157,232	10,189,394

Sales	(81)	—	(81)

Purchases	—	—	—

Transfers into Level 3	—	—	—

Transfers out of Level 3	—	—	—

Balance as of November 30, 2012	—	2,227,463	2,227,463

(a)	Change in unrealized appreciation (depreciation) relating to securities held at November 30, 2012 was $157,232.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain convertible preferred stock classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the company’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the company’s capital balance.

Certain common stock classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2012

Columbia Seligman Communications and Information Fund

Statement of Assets and Liabilities

November 30, 2012 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $2,582,909,374)	$2,901,892,130

Affiliated issuers (identified cost $362,397,958)	416,551,429

Total investments (identified cost $2,945,307,332)	3,318,443,559

Cash	87

Foreign currency (identified cost $492)	494

Receivable for:

Investments sold	55,402,939

Capital shares sold	1,616,140

Dividends	3,410,616

Interest	7,447

Prepaid expenses	17,668

Total assets	3,378,898,950

Liabilities

Payable for:

Investments purchased	27,785,551

Capital shares purchased	6,363,956

Investment management fees	78,024

Distribution and/or service fees	35,531

Transfer agent fees	943,659

Administration fees	4,688

Plan administration fees	194

Compensation of board members	163,868

Other expenses	1,526,083

Total liabilities	36,901,554

Net assets applicable to outstanding capital stock	$3,341,997,396

Represented by

Paid-in capital	$2,964,116,783

Excess of distributions over net investment income	(12,600,046)

Accumulated net realized gain	17,350,368

Unrealized appreciation (depreciation) on:

Investments — unaffiliated issuers	318,982,756

Investments — affiliated issuers	54,153,471

Foreign currency translations	(5,936)

Total — representing net assets applicable to outstanding capital stock	$3,341,997,396

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	9

Columbia Seligman Communications and Information Fund

Statement of Assets and Liabilities (continued)

November 30, 2012 (Unaudited)

Class A

Net assets	$2,423,155,978

Shares outstanding	56,188,915

Net asset value per share	$43.13

Maximum offering price per share(a)	$45.76

Class B

Net assets	$41,052,433

Shares outstanding	1,174,659

Net asset value per share	$34.95

Class C

Net assets	$629,785,698

Shares outstanding	18,005,604

Net asset value per share	$34.98

Class I

Net assets	$6,596

Shares outstanding	145

Net asset value per share(b)	$45.43

Class K(c)

Net assets	$974,766

Shares outstanding	21,677

Net asset value per share	$44.97

Class R

Net assets	$39,836,486

Shares outstanding	949,312

Net asset value per share	$41.96

Class R4(d)

Net assets	$25,344

Shares outstanding	600

Net asset value per share(b)	$42.22

Class R5

Net assets	$14,620,999

Shares outstanding	322,316

Net asset value per share	$45.36

Class Z

Net assets	$192,539,096

Shares outstanding	4,249,031

Net asset value per share	$45.31

(a)	The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.

(c)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(d)	Effective October 31, 2012, Class R3 shares were renamed Class R4 shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2012

Columbia Seligman Communications and Information Fund

Statement of Operations

Six Months Ended November 30, 2012 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$13,596,130
Dividends — affiliated issuers	112,290
Interest	492
Income from securities lending — net	367,256
Foreign taxes withheld	(24,398)

Total income	14,051,770

Expenses:
Investment management fees	15,049,188
Distribution and/or service fees
Class A	3,182,958
Class B	227,660
Class C	3,299,369
Class R	106,388
Class R4(a)	26
Transfer agent fees
Class A	2,273,289
Class B	40,620
Class C	589,101
Class K(b)	235
Class R	37,995
Class R4(a)	9
Class R5	3,726
Class Z	202,635
Administration fees	895,339
Plan administration fees
Class K(b)	1,319
Class R4(a)	26
Compensation of board members	33,113
Custodian fees	19,057
Printing and postage fees	302,740
Registration fees	77,289
Professional fees	31,650
Other	148,539

Total expenses	26,522,271
Expense reductions	(32,574)

Total net expenses	26,489,697

Net investment loss	(12,437,927)

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(161,787,373)
Investments — affiliated issuers	1,801,581
Foreign currency translations	(17,597)

Net realized loss	(160,003,389)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	144,488,115
Investments — affiliated issuers	47,070,554
Foreign currency translations	(25,108)

Net change in unrealized appreciation (depreciation)	191,533,561

Net realized and unrealized gain	31,530,172

Net increase in net assets resulting from operations	$19,092,245

(a)	Effective October 31, 2012, Class R3 shares were renamed Class R4 shares.

(b)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	11

Columbia Seligman Communications and Information Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012(a)	Year Ended December 31, 2011
Operations

Net investment loss	$(12,437,927)	$(14,041,425)	$(30,973,301)

Net realized gain (loss)	(160,003,389)	95,096,514	187,204,205

Net change in unrealized appreciation (depreciation)	191,533,561	92,820,776	(352,642,399)

Net increase (decrease) in net assets resulting from operations	19,092,245	173,875,865	(196,411,495)

Distributions to shareholders:

Net realized gains

Class A	—	—	(105,097,645)

Class B	—	—	(2,736,222)

Class C	—	—	(33,725,376)

Class I	—	—	(254)

Class K(b)	—	—	(42,703)

Class R	—	—	(1,858,800)

Class R4(c)	—	—	(987)

Class R5	—	—	(668,299)

Class Z	—	—	(5,870,301)

Total distributions to shareholders	—	—	(150,000,587)

Increase (decrease) in net assets from capital stock activity	(265,880,538)	(61,517,262)	(224,444,190)

Proceeds from regulatory settlements (Note 6)	—	4,675,209	—

Total increase (decrease) in net assets	(246,788,293)	117,033,812	(570,856,272)

Net assets at beginning of period	3,588,785,689	3,471,751,877	4,042,608,149

Net assets at end of period	$3,341,997,396	$3,588,785,689	$3,471,751,877

Excess of distributions over net investment income	$(12,600,046)	$(162,119)	$(137,093)

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(c)	Effective October 31, 2012, Class R3 shares were renamed Class R4 shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2012

Columbia Seligman Communications and Information Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31, 2012(a)		Year Ended December 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(b)	2,031,117	88,445,325	3,095,789	144,357,473	8,341,796	378,834,855

Distributions reinvested	—	—	—	—	2,214,111	90,955,662

Redemptions	(5,859,565)	(254,298,215)	(5,237,856)	(242,814,902)	(16,979,946)	(758,929,521)

Net decrease	(3,828,448)	(165,852,890)	(2,142,067)	(98,457,429)	(6,424,039)	(289,139,004)

Class B shares

Subscriptions	6,837	238,653	7,490	282,172	42,934	1,577,472

Distributions reinvested	—	—	—	—	61,945	2,077,003

Redemptions(b)	(247,437)	(8,719,249)	(222,593)	(8,464,597)	(790,147)	(29,035,791)

Net decrease	(240,600)	(8,480,596)	(215,103)	(8,182,425)	(685,268)	(25,381,316)

Class C shares

Subscriptions	453,144	16,016,812	713,958	27,450,019	2,060,413	76,947,943

Distributions reinvested	—	—	—	—	779,158	26,148,537

Redemptions	(1,596,682)	(56,155,637)	(1,697,010)	(64,413,720)	(3,391,920)	(123,631,420)

Net decrease	(1,143,538)	(40,138,825)	(983,052)	(36,963,701)	(552,349)	(20,534,940)

Class I shares

Subscriptions	—	—	—	—	5,103	246,913

Redemptions	—	—	—	—	(1,197,236)	(59,746,846)

Net increase (decrease)	—	—	—	—	(1,192,133)	(59,499,933)

Class K shares(c)

Subscriptions	1,279	57,739	2,719	134,209	27,943	1,358,189

Distributions reinvested	—	—	—	—	992	42,449

Redemptions	(5,833)	(271,360)	(1,450)	(71,045)	(14,889)	(697,571)

Net increase (decrease)	(4,554)	(213,621)	1,269	63,164	14,046	703,067

Class R shares

Subscriptions	171,310	7,189,913	206,557	9,411,445	502,956	22,092,453

Distributions reinvested	—	—	—	—	33,521	1,343,176

Redemptions	(223,082)	(9,424,526)	(306,495)	(13,627,354)	(522,310)	(22,773,502)

Net increase (decrease)	(51,772)	(2,234,613)	(99,938)	(4,215,909)	14,167	662,127

Class R4 shares(d)

Subscriptions	18	770	36	1,556	142	6,059

Distributions reinvested	—	—	—	—	18	720

Redemptions	(38)	(1,621)	—	—	(1,771)	(79,636)

Net increase (decrease)	(20)	(851)	36	1,556	(1,611)	(72,857)

Class R5 shares

Subscriptions	22,994	1,056,764	42,034	2,075,469	173,461	8,344,340

Distributions reinvested	—	—	—	—	7,853	338,146

Redemptions	(102,331)	(4,853,301)	(36,028)	(1,739,861)	(180,863)	(8,137,987)

Net increase (decrease)	(79,337)	(3,796,537)	6,006	335,608	451	544,499

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	13

Columbia Seligman Communications and Information Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31, 2012(a)		Year Ended December 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Class Z shares

Subscriptions	640,674	29,197,584	2,297,824	112,005,368	4,336,605	207,542,815

Distributions reinvested	—	—	—	—	56,341	2,426,625

Redemptions	(1,629,680)	(74,360,189)	(533,107)	(26,103,494)	(934,202)	(41,695,273)

Net increase (decrease)	(989,006)	(45,162,605)	1,764,717	85,901,874	3,458,744	168,274,167

Total net decrease	(6,337,275)	(265,880,538)	(1,668,132)	(61,517,262)	(5,367,992)	(224,444,190)

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Includes conversions of Class B shares to Class A shares, if any.

(c)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(d)	Effective October 31, 2012, Class R3 shares were renamed Class R4 shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2012

Columbia Seligman Communications and Information Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended November 30, 2012		Year Ended		Year Ended December 31,
Class A	(Unaudited)		May 31, 2012(a)		2011		2010		2009		2008	2007
Per share data
Net asset value, beginning of period	$42.89		$40.80		$44.71		$38.78		$24.25		$38.20	$33.24

Income from investment operations:

Net investment loss	(0.12)		(0.14)		(0.29)		(0.29)		(0.37)		(0.36)	(0.32)

Net realized and unrealized gain (loss)	0.36		2.17		(1.88)		6.20		14.81		(13.59)	5.28

Increase from payments by affiliate	—		—		0.01		0.01		—		—	—

Total from investment operations	0.24		2.03		(2.16)		5.92		14.44		(13.95)	4.96

Less distributions to shareholders:

Net realized gains	—		—		(1.75)		—		—		—	—

Total distributions to shareholders	—		—		(1.75)		—		—		—	—

Proceeds from regulatory settlements	—		0.06		—		0.01		0.09		—	—

Net asset value, end of period	$43.13		$42.89		$40.80		$44.71		$38.78		$24.25	$38.20

Total return	0.56%		5.12	%(b)	(4.86	%)(c)	15.29	%(d)(e)	59.92	%(f)	(36.52%)	14.92%

Ratios to average net assets(g)(h)

Total gross expenses	1.36	%(i)	1.34	%(i)	1.35	%(j)	1.36%		1.61%		1.52%	1.46%

Total net expenses(k)	1.36	%(i)(l)	1.34	%(i)	1.35	%(j)(l)	1.36%		1.61%		1.52%	1.46%

Net investment loss	(0.57	%)(i)	(0.72	%)(i)	(0.65%)		(0.72%)		(1.18%)		(1.12%)	(0.89%)

Supplemental data

Net assets, end of period (in thousands)	$2,423,156		$2,573,957		$2,536,229		$3,066,071		$2,788,834		$1,642,388	$2,907,051

Portfolio turnover	33%		38%		66%		105%		150%		133%	206%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(c)	The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)	The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(f)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.36%.

(g)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(h)	Certain line items from prior years have been reclassified to conform to the current presentation.

(i)	Annualized.

(j)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(k)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(l)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	15

Columbia Seligman Communications and Information Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended		Year Ended December 31,
Class B	(Unaudited)		May 31, 2012(a)		2011		2010		2009		2008	2007
Per share data
Net asset value, beginning of period	$34.89		$33.29		$37.09		$32.42		$20.43		$32.42	$28.42

Income from investment operations:

Net investment loss	(0.23)		(0.23)		(0.52)		(0.49)		(0.51)		(0.52)	(0.50)

Net realized and unrealized gain (loss)	0.29		1.78		(1.53)		5.14		12.42		(11.47)	4.50

Increase from payments by affiliate	—		—		0.00	(b)	0.01		—		—	—

Total from investment operations	0.06		1.55		(2.05)		4.66		11.91		(11.99)	4.00

Less distributions to shareholders:

Net realized gains	—		—		(1.75)		—		—		—	—

Total distributions to shareholders	—		—		(1.75)		—		—		—	—

Proceeds from regulatory settlements	—		0.05		—		0.01		0.08		—	—

Net asset value, end of period	$34.95		$34.89		$33.29		$37.09		$32.42		$20.43	$32.42

Total return	0.17%		4.81	%(c)	(5.57	%)(d)	14.40	%(e)(f)	58.69	%(g)	(36.98%)	14.07%

Ratios to average net assets(h)(i)

Total gross expenses	2.11	%(j)	2.10	%(j)	2.10	%(k)	2.11%		2.39%		2.27%	2.21%

Total net expenses(l)	2.11	%(j)(m)	2.10	%(j)	2.10	%(k)(m)	2.11%		2.39%		2.27%	2.21%

Net investment loss	(1.32	%)(j)	(1.47	%)(j)	(1.40%)		(1.48%)		(1.97%)		(1.87%)	(1.64%)

Supplemental data

Net assets, end of period (in thousands)	$41,052		$49,373		$54,282		$85,897		$106,646		$94,086	$269,316

Portfolio turnover	33%		38%		66%		105%		150%		133%	206%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Rounds to less than $0.01.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(d)	The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.

(e)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(f)	The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(g)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.36%.

(h)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(i)	Certain line items from prior years have been reclassified to conform to the current presentation.

(j)	Annualized.

(k)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(l)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(m)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2012

Columbia Seligman Communications and Information Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended		Year Ended December 31,
Class C	(Unaudited)		May 31, 2012(a)		2011		2010		2009		2008	2007
Per share data
Net asset value, beginning of period	$34.91		$33.32		$37.12		$32.44		$20.44		$32.43	$28.44

Income from investment operations:

Net investment loss	(0.23)		(0.23)		(0.51)		(0.49)		(0.51)		(0.50)	(0.50)

Net realized and unrealized gain (loss)	0.30		1.77		(1.54)		5.15		12.43		(11.49)	4.49

Increase from payments by affiliate	—		—		0.00	(b)	0.01		—		—	—

Total from investment operations	0.07		1.54		(2.05)		4.67		11.92		(11.99)	3.99

Less distributions to shareholders:

Net realized gains	—		—		(1.75)		—		—		—	—

Total distributions to shareholders	—		—		(1.75)		—		—		—	—

Proceeds from regulatory settlements	—		0.05		—		0.01		0.08		—	—

Net asset value, end of period	$34.98		$34.91		$33.32		$37.12		$32.44		$20.44	$32.43

Total return	0.20%		4.77	%(c)	(5.56	%)(d)	14.43	%(e)(f)	58.71	%(g)	(36.97%)	14.03%

Ratios to average net assets(h)(i)

Total gross expenses	2.11	%(j)	2.09	%(j)	2.10	%(k)	2.11%		2.36%		2.27%	2.21%

Total net expenses(l)	2.11	%(j)(m)	2.09	%(j)	2.10	%(k)(m)	2.11%		2.36%		2.27%	2.21%

Net investment loss	(1.31	%)(j)	(1.47	%)(j)	(1.40%)		(1.48%)		(1.94%)		(1.87%)	(1.64%)

Supplemental data

Net assets, end of period (in thousands)	$629,786		$668,588		$670,843		$767,800		$694,889		$447,159	$268,391

Portfolio turnover	33%		38%		66%		105%		150%		133%	206%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Rounds to less than $0.01.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(d)	The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.

(e)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(f)	The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(g)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.36%.

(h)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(i)	Certain line items from prior years have been reclassified to conform to the current presentation.

(j)	Annualized.

(k)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(l)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(m)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	17

Columbia Seligman Communications and Information Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended		Year Ended December 31,
Class I	(Unaudited)		May 31, 2012(a)		2011		2010		2009(b)
Per share data
Net asset value, beginning of period	$45.08		$42.82		$46.62		$40.29		$34.44

Income from investment operations:

Net investment loss	(0.03)		(0.06)		(0.20)		(0.13)		(0.08)

Net realized and unrealized gain (loss)	0.38		2.26		(1.86)		6.44		5.93

Increase from payments by affiliate	—		—		0.01		0.01		—

Total from investment operations	0.35		2.20		(2.05)		6.32		5.85

Less distributions to shareholders:

Net realized gains	—		—		(1.75)		—		—

Total distributions to shareholders	—		—		(1.75)		—		—

Proceeds from regulatory settlements	—		0.06		—		0.01		—

Net asset value, end of period	$45.43		$45.08		$42.82		$46.62		$40.29

Total return	0.78%		5.28	%(c)	(4.43	%)(d)	15.71	%(e)(f)	16.99%

Ratios to average net assets(g)(h)

Total gross expenses	0.92	%(i)	0.92	%(i)	0.90	%(j)	0.96%		1.00	%(i)

Total net expenses(k)	0.92	%(i)	0.92	%(i)	0.90	%(j)	0.96%		1.00	%(i)

Net investment loss	(0.12	%)(i)	(0.30	%)(i)	(0.41%)		(0.31%)		(0.50	%)(i)

Supplemental data

Net assets, end of period (in thousands)	$7		$7		$6		$55,590		$39,507

Portfolio turnover	33%		38%		66%		105%		150%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	For the period from August 3, 2009 (commencement of operations) to December 31, 2009.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(d)	The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.

(e)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(f)	The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(g)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(h)	Certain line items from prior years have been reclassified to conform to the current presentation.

(i)	Annualized.

(j)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(k)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2012

Columbia Seligman Communications and Information Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended		Year Ended December 31,
Class K(a)	(Unaudited)		May 31, 2012(b)		2011		2010		2009(c)
Per share data
Net asset value, beginning of period	$44.69		$42.50		$46.42		$40.24		$34.44

Income from investment operations:

Net investment loss	(0.10)		(0.12)		(0.25)		(0.24)		(0.12)

Net realized and unrealized gain (loss)	0.38		2.25		(1.93)		6.40		5.92

Increase from payments by affiliate	—		—		0.01		0.01		—

Total from investment operations	0.28		2.13		(2.17)		6.17		5.80

Less distributions to shareholders:

Net realized gains	—		—		(1.75)		—		—

Total distributions to shareholders	—		—		(1.75)		—		—

Proceeds from regulatory settlements	—		0.06		—		0.01		—

Net asset value, end of period	$44.97		$44.69		$42.50		$46.42		$40.24

Total return	0.62%		5.15	%(d)	(4.71	%)(e)	15.36	%(f)(g)	16.84%

Ratios to average net assets(h)(i)

Total gross expenses	1.23	%(j)	1.23	%(j)	1.23	%(k)	1.26%		1.28	%(j)

Total net expenses(l)	1.23	%(j)	1.23	%(j)	1.23	%(k)	1.26%		1.28	%(j)

Net investment loss	(0.44	%)(j)	(0.60	%)(j)	(0.54%)		(0.58%)		(0.76	%)(j)

Supplemental data

Net assets, end of period (in thousands)	$975		$1,172		$1,061		$507		$8

Portfolio turnover	33%		38%		66%		105%		150%

Notes to Financial Highlights

(a)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(b)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(c)	For the period from August 3, 2009 (commencement of operations) to December 31, 2009.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(e)	The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.

(f)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(g)	The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(h)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(i)	Certain line items from prior years have been reclassified to conform to the current presentation.

(j)	Annualized.

(k)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(l)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	19

Columbia Seligman Communications and Information Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended		Year Ended December 31,
Class R	(Unaudited)		May 31, 2012(a)		2011		2010		2009		2008	2007
Per share data
Net asset value, beginning of period	$41.78		$39.79		$43.75		$38.09		$23.89		$37.73	$32.92

Income from investment operations:

Net investment loss	(0.17)		(0.18)		(0.39)		(0.41)		(0.46)		(0.43)	(0.41)

Net realized and unrealized gain (loss)	0.35		2.12		(1.83)		6.05		14.57		(13.41)	5.22

Increase from payments by affiliate	—		—		0.01		0.01		—		—	—

Total from investment operations	0.18		1.94		(2.21)		5.65		14.11		(13.84)	4.81

Less distributions to shareholders:

Net realized gains	—		—		(1.75)		—		—		—	—

Total distributions to shareholders	—		—		(1.75)		—		—		—	—

Proceeds from regulatory settlements	—		0.05		—		0.01		0.09		—	—

Net asset value, end of period	$41.96		$41.78		$39.79		$43.75		$38.09		$23.89	$37.73

Total return	0.43%		5.00	%(b)	(5.08	%)(c)	14.86	%(d)(e)	59.44	%(f)	(36.68%)	14.61%

Ratios to average net assets(g)(h)

Total gross expenses	1.61	%(i)	1.59	%(i)	1.60	%(j)	1.70%		1.93%		1.77%	1.71%

Total net expenses(k)	1.61	%(i)(l)	1.59	%(i)	1.60	%(j)(l)	1.70%		1.93%		1.77%	1.71%

Net investment loss	(0.82	%)(i)	(0.98	%)(i)	(0.90%)		(1.06%)		(1.50%)		(1.37%)	(1.14%)

Supplemental data

Net assets, end of period (in thousands)	$39,836		$41,829		$43,815		$47,554		$37,012		$19,695	$25,142

Portfolio turnover	33%		38%		66%		105%		150%		133%	206%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(c)	The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)	The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(f)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.36%.

(g)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(h)	Certain line items from prior years have been reclassified to conform to the current presentation.

(i)	Annualized.

(j)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(k)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(l)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2012

Columbia Seligman Communications and Information Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended		Year Ended December 31,
Class R4(a)	(Unaudited)		May 31, 2012(b)		2011		2010		2009(c)
Per share data
Net asset value, beginning of period	$42.00		$39.98		$43.89		$38.13		$32.67

Income from investment operations:

Net investment loss	(0.13)		(0.16)		(0.38)		(0.35)		(0.16)

Net realized and unrealized gain (loss)	0.35		2.13		(1.79)		6.09		5.62

Increase from payments by affiliate	—		—		0.01		0.01		—

Total from investment operations	0.22		1.97		(2.16)		5.75		5.46

Less distributions to shareholders:

Net realized gains	—		—		(1.75)		—		—

Total distributions to shareholders	—		—		(1.75)		—		—

Proceeds from regulatory settlements	—		0.05		—		0.01		—

Net asset value, end of period	$42.22		$42.00		$39.98		$43.89		$38.13

Total return	0.53%		5.05	%(d)	(4.95	%)(e)	15.11	%(f)(g)	16.71%

Ratios to average net assets(h)(i)

Total gross expenses	1.41	%(j)	1.48	%(j)	1.47	%(k)	1.51%		1.54	%(j)

Total net expenses(l)	1.41	%(j)	1.48	%(j)	1.47	%(k)	1.51%		1.54	%(j)

Net investment loss	(0.62	%)(j)	(0.85	%)(j)	(0.85%)		(0.90%)		(1.08	%)(j)

Supplemental data

Net assets, end of period (in thousands)	$25		$26		$23		$96		$16

Portfolio turnover	33%		38%		66%		105%		150%

Notes to Financial Highlights

(a)	Effective October 31, 2012, Class R3 shares were renamed Class R4 shares.

(b)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(c)	For the period from August 3, 2009 (commencement of operations) to December 31, 2009.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(e)	The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.

(f)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(g)	The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(h)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(i)	Certain line items from prior years have been reclassified to conform to the current presentation.

(j)	Annualized.

(k)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(l)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	21

Columbia Seligman Communications and Information Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended		Year Ended December 31,
Class R5	(Unaudited)		May 31, 2012(a)		2011		2010		2009		2008	2007
Per share data
Net asset value, beginning of period	$45.03		$42.77		$46.60		$40.28		$25.08		$39.32	$34.07

Income from investment operations:

Net investment loss	(0.04)		(0.07)		(0.12)		(0.15)		(0.27)		(0.21)	(0.17)

Net realized and unrealized gain (loss)	0.37		2.27		(1.97)		6.45		15.38		(14.03)	5.42

Increase from payments by affiliate	—		—		0.01		0.01		—		—	—

Total from investment operations	0.33		2.20		(2.08)		6.31		15.11		(14.24)	5.25

Less distributions to shareholders:

Net realized gains	—		—		(1.75)		—		—		—	—

Total distributions to shareholders	—		—		(1.75)		—		—		—	—

Proceeds from regulatory settlements	—		0.06		—		0.01		0.09		—	—

Net asset value, end of period	$45.36		$45.03		$42.77		$46.60		$40.28		$25.08	$39.32

Total return	0.73%		5.28	%(b)	(4.49	%)(c)	15.69	%(d)(e)	60.60	%(f)	(36.22%)	15.41%

Ratios to average net assets(g)(h)

Total gross expenses	0.98	%(i)	0.98	%(i)	0.97	%(j)	1.00%		1.27%		1.04%	1.01%

Total net expenses(k)	0.98	%(i)	0.98	%(i)	0.97	%(j)	1.00%		1.27%		1.04%	1.01%

Net investment loss	(0.19	%)(i)	(0.35	%)(i)	(0.27%)		(0.37%)		(0.87%)		(0.64%)	(0.44%)

Supplemental data

Net assets, end of period (in thousands)	$14,621		$18,085		$16,922		$18,414		$14,853		$20,164	$33,473

Portfolio turnover	33%		38%		66%		105%		150%		133%	206%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(c)	The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)	The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(f)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.36%.

(g)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(h)	Certain line items from prior years have been reclassified to conform to the current presentation.

(i)	Annualized.

(j)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(k)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2012

Columbia Seligman Communications and Information Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended		Year Ended December 31,
Class Z	(Unaudited)		May 31, 2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$45.01		$42.77		$46.62		$41.62

Income from investment operations:

Net investment loss	(0.07)		(0.09)		(0.15)		(0.06)

Net realized and unrealized gain (loss)	0.37		2.27		(1.96)		5.05

Increase from payments by affiliate	—		—		0.01		0.01

Total from investment operations	0.30		2.18		(2.10)		5.00

Less distributions to shareholders:

Net realized gains	—		—		(1.75)		—

Total distributions to shareholders	—		—		(1.75)		—

Proceeds from regulatory settlements	—		0.06		—		—

Net asset value, end of period	$45.31		$45.01		$42.77		$46.62

Total return	0.67%		5.24	%(c)	(4.53	%)(d)	12.01	%(e)

Ratios to average net assets(f)(g)

Total gross expenses	1.11	%(h)	1.09	%(h)	1.09	%(i)	1.13	%(h)

Total net expenses(j)	1.11	%(h)(k)	1.09	%(h)	1.09	%(i)(k)	1.13	%(h)

Net investment loss	(0.32	%)(h)	(0.45	%)(h)	(0.33%)		(0.50	%)(h)

Supplemental data

Net assets, end of period (in thousands)	$192,539		$235,749		$148,571		$679

Portfolio turnover	33%		38%		66%		105%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	For the period from September 27, 2010 (commencement of operations) to December 31, 2010.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(d)	The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.

(e)	The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(f)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(g)	Certain line items from prior years have been reclassified to conform to the current presentation.

(h)	Annualized.

(i)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(j)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(k)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	23

Columbia Seligman Communications and Information Fund

Notes to Financial Statements

November 30, 2012 (Unaudited)

Note 1. Organization

Columbia Seligman Communications and Information Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5 and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class K shares (formerly Class R4 shares) are not subject to sales charges; however, this share class is closed to new investors. Effective October 25, 2012, Class R4 shares were renamed Class K shares.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares (formerly Class R3 shares) are not subject to sales charges. Effective October 31, 2012, Class R3 shares were renamed Class R4 shares. Effective November 8, 2012, Class R4 shares are only available to qualifying institutional investors. Prior to November 8, 2012, Class R4 shares were closed to new investors.

Class R5 shares are not subject to sales charges. Effective November 8, 2012, Class R5 shares are only available to investors purchasing through authorized investment professionals. Prior to November 8, 2012, Class R5 shares were closed to new investors.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees

24	Semiannual Report 2012

Columbia Seligman Communications and Information Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

(the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Semiannual Report 2012	25

Columbia Seligman Communications and Information Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.855% to 0.725% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2012 was 0.85% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2012 was 0.05% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended November 30, 2012, other expenses paid to this company were $4,937.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The

26	Semiannual Report 2012

Columbia Seligman Communications and Information Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Prior to October 27, 2012, total transfer agent fees for Class R4 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to that share class.

For the six months ended November 30, 2012, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.18
Class C	0.18
Class K	0.04
Class R	0.18
Class R4	0.07
Class R5	0.04
Class Z	0.18

The Fund and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At November 30, 2012, the Fund’s total potential future obligation over the life of the Guaranty is $2,866,736. The liability remaining at November 30, 2012 for non-recurring charges associated with the lease amounted to $1,473,263 and is recorded as a part of payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2012, these minimum account balance fees reduced total expenses by $32,574.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services. Prior to October 27, 2012, the Fund also paid a plan administration fee at an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class R4 shares.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses. Prior to October 27, 2012, the Fund also paid a distribution fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class R4 shares.

Semiannual Report 2012	27

Columbia Seligman Communications and Information Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $4,551,000 for Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2012, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Effective January 1, 2013, the Distributor has voluntarily agreed to waive the 0.75% distribution fee for Class B shares. This arrangement may be modified or terminated by the Distributor at any time.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $643,107 for Class A, $28,393 for Class B and $17,919 for Class C shares for the six months ended November 30, 2012.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2012, the cost of investments for federal income tax purposes was approximately $2,945,307,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$520,509,000
Unrealized depreciation	147,372,000
Net unrealized appreciation	$373,137,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $1,131,827,506 and $1,209,151,892, respectively, for the six months ended November 30, 2012.

Note 6. Regulatory Settlements

During the period ended May 31, 2012, the Fund received $4,675,209 as a result of a regulatory settlement proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund’s portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The payments have been included in “Proceeds from regulatory settlements” in the Statement of Changes in Net Assets.

Note 7. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses.

28	Semiannual Report 2012

Columbia Seligman Communications and Information Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

Net income earned from securities lending for the period ended November 30, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

At November 30, 2012, the Fund did not have any securities on loan.

In September 2012, the Board voted to cease securities lending by or on December 31, 2012.

Note 8. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Shareholder Concentration

At November 30, 2012, one unaffiliated shareholder account owned 13.7% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended November 30, 2012.

Note 11. Significant Risks

Technology and Technology-related Investment Risk

The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments.

Note 12. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 13. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory

Semiannual Report 2012	29

Columbia Seligman Communications and Information Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

30	Semiannual Report 2012

Columbia Seligman Communications and Information Fund

Supplemental Information

(Unaudited)

Change in Independent Registered Public Accounting Firm

At a meeting held on June 14, 2012, the Board, upon recommendation of the Audit Committee, approved the replacement of Ernst & Young LLP (Ernst & Young) as the independent registered public accounting firm for the Fund and certain other funds in the Columbia Family of Funds (collectively, the Funds) and appointed PricewaterhouseCoopers LLP (PwC). PwC’s engagement was effective at the completion of Ernst & Young’s audits of the financial statements of the Funds with fiscal years ended July 31, 2012. The Fund did not consult with PwC during the fiscal year ended December 31, 2011, the fiscal period ended May 31, 2012 or through the June meeting.

Ernst & Young’s reports on the financial statements of the Fund as of and for the fiscal period ended May 31, 2012 and year ended December 31, 2011 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through the June meeting, there were no: (1) disagreements between the Fund and Ernst & Young on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Ernst & Young’s satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports, or (2) reportable events.

Semiannual Report 2012	31

Columbia Seligman Communications and Information Fund

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32	Semiannual Report 2012

Columbia Seligman Communications and Information Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012	33

Columbia Seligman Communications and Information Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SL-9943 E (1/13)

Semiannual Report November 30, 2012

Columbia U.S. Government Mortgage Fund

Columbia U.S. Government Mortgage Fund

President’s Message

Dear Shareholders,

Stocks rebound around the world

After a weak second quarter, U.S. stock market averages rebounded in the third quarter, erasing earlier losses and boosting year-to-date returns well into double digits. Welcome news from Europe and additional quantitative easing in the United States by the Federal Reserve Board helped bolster the rally. The Standard & Poor’s 500 Index (S&P 500 Index) rose 6.35% (total return) for the quarter. The Dow Jones Industrial Average advanced 4.32% for the same period. From the beginning of the calendar year through September 30, 2012, the S&P 500 Index was up 16.44% (total return). And, as of the end of September, the S&P 500 Index stood at 1,440 — approximately 8% below its all-time high of 1,565 that was set on October 9, 2007.

Outside the United States, stock markets of both developed and emerging market economies rebounded, as measured in U.S. dollars. Investors responded favorably to the announcement of policy measures aimed to resolve the eurozone crisis, which could potentially have a favorable impact on growth in emerging market economies. A weaker dollar also benefited returns to U.S. investors.

Solid gains for fixed income

Within fixed income, investors appeared to be increasingly willing to take on risk as they abandoned higher quality sectors that dominated the performance rankings in the second quarter and favored riskier sectors, where yield spreads tightened by a significant margin. Fixed-income returns were strong, but unlike equities, they have been less volatile, accumulating steadily over the course of the year. Gains were the highest for high-yield and emerging market bonds. By contrast, government issued debt securities eked out smaller gains.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>	Detailed up-to-date fund performance and portfolio information

>	Economic analysis and market commentary

>	Quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia U.S. Government Mortgage Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia U.S. Government Mortgage Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia U.S. Government Mortgage Fund (the Fund) Class A shares returned 3.43% excluding sales charges for the six months ended November 30, 2012.

>	The Fund outperformed its benchmark, the Barclays U.S. Mortgage-Backed Securities Index, which returned 0.90%.

Average Annual Total Returns (%) (for period ended November 30, 2012)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	02/14/02
Excluding sales charges		3.43	7.16	6.93	5.41
Including sales charges		-1.47	2.15	5.90	4.90
Class B	02/14/02
Excluding sales charges		3.04	6.36	6.16	4.64
Including sales charges		-1.96	1.36	5.84	4.64
Class C	02/14/02
Excluding sales charges		3.04	6.35	6.12	4.64
Including sales charges		2.04	5.35	6.12	4.64
Class I*	03/04/04	3.62	7.53	7.35	5.75
Class K (formerly Class R4)	02/14/02	3.46	7.02	7.40	5.74
Class R4*	11/08/12	3.43	7.16	6.93	5.41
Class R5*	11/08/12	3.44	7.17	6.93	5.42
Class W*	06/18/12	3.78	7.49	6.94	5.39
Class Z*	09/27/10	3.56	7.43	7.09	5.49
Barclays U.S. Mortgage-Backed Securities Index		0.90	3.17	5.70	5.17

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays U.S. Mortgage-Backed Securities Index, an unmanaged index, includes 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association (FNMA).

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2012

Columbia U.S. Government Mortgage Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at November 30, 2012)
Asset-Backed Securities — Non-Agency	3.3
Commercial Mortgage-Backed Securities — Agency	0.6
Commercial Mortgage-Backed Securities — Non-Agency	1.7
Options Purchased Puts	0.3
Residential Mortgage-Backed Securities — Agency	80.6
Residential Mortgage-Backed Securities — Non-Agency	9.6
Other	3.9
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Quality Breakdown (%) (at November 30, 2012)
A rating	2.7
AA rating	1.2
AAA rating	87.8
BBB rating	2.9
Non-investment grade	0.4
Not rated	5.0
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody’s, S&P, and Fitch after dropping highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by any of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Jason Callan

Tom Heuer, CPA, CFA

Semiannual Report 2012	3

Columbia U.S. Government Mortgage Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2012 – November 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,034.30		1,020.76	4.39		4.36	0.86
Class B	1,000.00	1,000.00	1,030.40		1,017.00	8.19		8.14	1.61
Class C	1,000.00	1,000.00	1,030.40		1,017.00	8.19		8.14	1.61
Class I	1,000.00	1,000.00	1,036.20		1,022.56	2.55		2.54	0.50
Class K (formerly Class R4)	1,000.00	1,000.00	1,034.60		1,021.01	4.13		4.10	0.81
Class R4	1,000.00	1,000.00	1,000.30	*	1,022.06	0.35	*	3.04	0.60	*
Class R5	1,000.00	1,000.00	1,000.40	*	1,022.46	0.30	*	2.64	0.52	*
Class W	1,000.00	1,000.00	1,032.90	**	1,020.76	3.93	**	4.36	0.86	**
Class Z	1,000.00	1,000.00	1,035.60		1,022.01	3.11		3.09	0.61

*	For the period November 8, 2012 through November 30, 2012. Class R4 and R5 shares commenced operations on November 8, 2012.

**	For the period June 18, 2012 through November 30, 2012. Class W shares commenced operations on June 18, 2012.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2012

Columbia U.S. Government Mortgage Fund

Portfolio of Investments

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Residential Mortgage-Backed Securities — Agency(a) 110.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b)
01/01/42 - 07/01/42	3.500%	87,927,113	95,344,005
03/01/41 - 11/01/41	4.000%	41,311,344	44,359,840
07/01/39 - 08/01/41	4.500%	72,801,496	79,662,804
11/01/17 - 09/01/41	5.000%	100,900,990	109,771,231
01/01/30 - 08/01/38	5.500%	43,737,862	47,355,152
04/01/33 - 03/01/38	6.000%	44,674,603	48,752,681
12/01/16 - 08/01/34	6.500%	1,578,752	1,773,437
04/01/17 - 08/01/29	7.000%	163,656	178,681
06/01/15	7.500%	117,684	123,610
10/01/17 - 06/01/31	8.000%	262,020	316,768
01/01/20	10.500%	17,020	17,107

Federal Home Loan Mortgage Corp.(b)(c)
CMO Series 3314 Class FE
05/15/37	0.478%	16,392,115	16,414,179

CMO Series 3773 Class DS
12/15/40	8.467%	44,320,006	46,712,391

CMO Series 3777 Class WS
12/15/40	8.467%	34,941,040	36,671,565

Federal Home Loan Mortgage Corp.(b)(c)(d)
CMO IO Series 3913 Class SW
09/15/40	6.392%	12,705,549	2,124,645

CMO IO STRIPS Series 277 Class S6
09/15/42	5.842%	39,696,260	11,109,534

CMO IO Series 2008-36 Class YI
07/25/36	6.993%	13,323,723	2,225,444

CMO IO Series 2471 Class SI
03/15/32	7.742%	110,134	26,638

CMO IO Series 276 Class S5
09/15/42	5.792%	19,152,897	5,039,322

CMO IO Series 2950 Class SM
03/15/35	6.492%	2,550,754	268,047

CMO IO Series 2957 Class SW
04/15/35	5.792%	6,480,308	1,168,392

CMO IO Series 3122 Class IS
03/15/36	6.492%	13,668,523	2,074,394

CMO IO Series 3280 Class SI
02/15/37	6.232%	7,274,819	1,171,556

CMO IO Series 3453 Class W
12/15/32	7.180%	15,787,664	3,423,151

CMO IO Series 3550 Class EI
07/15/39	6.192%	22,972,254	4,301,833

CMO IO Series 3600 Class DI
01/15/13	1.718%	3,511,689	105

CMO IO Series 3630 Class AI
03/15/17	1.931%	1,106,810	41,634

CMO IO Series 3708 Class SA
05/15/40	6.242%	6,327,863	859,335

CMO IO Series 3761 Class KS
06/15/40	5.792%	4,667,618	686,780

CMO IO Series 3922 Class SH
09/15/41	5.692%	34,865,502	7,203,279

Residential Mortgage-Backed Securities — Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO IO Series 3960 Class SL
11/15/41	6.292%	9,393,419	2,652,862

CMO IO Series 3984 Class QS
12/15/39	6.392%	20,975,220	3,863,579

CMO IO Series 4066 Class SC
12/15/38	6.442%	26,673,204	5,129,820

CMO IO Series 4068 Class GI
09/15/36	2.333%	39,356,441	2,728,244

CMO IO Series 4073 Class AS
08/15/38	5.842%	20,620,837	4,341,726

CMO IO Series 4093 Class SD
01/15/38	6.492%	23,732,459	7,102,729

CMO IO Series 4094 Class SY
08/15/42	5.872%	25,908,847	6,856,142

CMO IO Series 4102 Class TS
09/15/42	6.392%	30,893,426	9,467,445

CMO IO Series 4107 Class KS
06/15/38	1.879%	27,452,252	2,281,968

Federal Home Loan Mortgage Corp.(b)(c)(d)(e)
CMO IO STRIPS Series 281 Class S1
10/15/42	5.792%	32,871,625	8,859,930

Federal Home Loan Mortgage Corp.(b)(d)
CMO IO Series 2639 Class UI
03/15/22	5.000%	177,678	4,276

CMO IO Series 3759 Class LI
11/15/34	4.000%	12,286,988	560,856

CMO IO Series 3786 Class PI
12/15/37	4.500%	11,517,460	1,368,105

CMO IO Series 3800 Class HI
01/15/40	4.500%	10,298,530	1,574,748

CMO IO Series 3807 Class NI
11/15/35	4.500%	34,315,262	3,908,961

CMO IO Series 3907 Class AI
05/15/40	5.000%	29,407,260	4,920,320

Federal Home Loan Mortgage Corp.(b)(f)
07/01/42 - 12/01/42	3.500%	61,643,286	66,559,656
12/01/42	4.000%	10,000,000	10,660,938

Federal National Mortgage Association(b)
05/01/27	2.500%	27,262,122	28,631,692
02/01/27 - 06/01/27	3.000%	124,825,605	133,205,595
10/01/14	3.380%	2,390,785	2,481,832
03/01/42 - 09/01/42	3.500%	99,378,200	107,429,619
11/01/40 - 06/01/42	4.000%	187,541,763	204,190,102
06/01/25 - 09/01/41	4.500%	273,914,738	300,900,672
02/01/18 - 09/01/41	5.000%	197,983,464	217,496,587
03/01/23 - 04/01/41	5.500%	96,837,716	107,700,012
03/01/17 - 09/01/38	6.000%	15,006,649	16,649,777
08/01/16 - 10/01/37	6.500%	21,871,655	25,019,570
03/01/17 - 01/01/33	7.000%	4,254,045	4,997,700
01/01/17 - 09/01/28	7.500%	411,989	489,515
03/01/13 - 04/01/25	8.000%	252,648	289,404
11/01/37	8.500%	54,723	63,190
10/01/31	9.500%	93,713	101,993

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	5

Columbia U.S. Government Mortgage Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Residential Mortgage-Backed Securities — Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b)(c)
CMO Series 2006-99 Class AF
10/25/36	0.628%	12,715,639	12,806,581

CMO Series 2012-113 Class FJ
10/25/42	0.558%	49,697,966	49,864,603

Federal National Mortgage Association(b)(c)(d)
CMO IO Series 2003-117 Class KS
08/25/33	6.893%	14,202,857	1,769,508

CMO IO Series 2005-57 Class NI
07/25/35	6.493%	8,119,052	1,707,503

CMO IO Series 2005-7 Class SC
02/25/35	6.493%	10,313,948	1,018,167

CMO IO Series 2005-99 Class AI
12/25/35	6.443%	27,924,672	4,500,921

CMO IO Series 2006-5 Class N1
08/25/34	2.239%	27,590,556	1,421,123

CMO IO Series 2006-5 Class N2
02/25/35	2.206%	107,543,234	7,167,681

CMO IO Series 2006-60 Class UI
07/25/36	6.943%	5,707,625	1,312,314

CMO IO Series 2006-8 Class PS
03/25/36	6.393%	15,115,599	3,179,557

CMO IO Series 2007-5 Class SC
02/25/37	5.903%	3,099,284	448,550

CMO IO Series 2007-54 Class DI
06/25/37	5.893%	38,316,389	6,396,875

CMO IO Series 2008-7 Class SA
02/25/38	7.343%	3,669,118	861,253

CMO IO Series 2011-51 Class CI
06/25/41	5.793%	25,981,750	5,552,412

CMO IO Series 2012-108 Class S
10/25/42	5.793%	36,358,246	9,632,328

CMO IO Series 2012-51 Class SA
05/25/42	6.293%	25,265,651	7,565,423

CMO IO Series 2012-74 Class AS
03/25/39	5.843%	13,258,516	2,689,454

CMO IO Series 2012-80 Class AS
02/25/39	5.843%	34,074,455	8,562,413

CMO IO Series 2012-80 Class DS
06/25/39	6.443%	13,364,639	3,661,640

CMO IO Series 2012-87 Class NS
02/25/39	5.843%	20,881,553	4,651,161

CMO IO Series 2012-87 SQ
08/25/42	6.093%	8,633,877	2,428,441

CMO IO Series 2012-89 Class SD
04/25/39	5.843%	20,939,400	5,015,581

Federal National Mortgage Association(b)(d)
CMO IO Series 2003-119 Class GI
12/25/33	4.500%	277,636	49,948

Residential Mortgage-Backed Securities — Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO IO Series 2009-7 Class LI
02/25/39	7.000%	9,159,952	1,663,355

CMO IO Series 2011-142 Class CI
07/25/41	5.500%	34,862,866	4,647,314

Federal National Mortgage Association(b)(f)
12/01/27	2.000%	15,500,000	15,904,454
12/01/27	2.500%	312,750,000	327,116,953
12/01/27 - 12/01/42	3.000%	395,003,666	416,029,828
12/01/27 - 11/01/42	4.000%	28,168,913	30,460,836

Federal National Mortgage Association(b)(g)
01/01/33 - 05/01/33	5.500%	2,116,210	2,359,772
06/01/29 - 09/01/36	6.000%	7,456,522	8,464,812
05/01/32	6.500%	51,149	60,766

Government National Mortgage Association(b)
09/15/33 - 05/15/40	5.000%	15,475,858	16,940,312
12/15/32	6.000%	170,627	194,403
12/15/31 - 02/15/32	6.500%	589,378	695,666
02/15/30 - 03/15/30	7.000%	154,336	184,892
11/15/14	8.000%	1,450	1,471

Government National Mortgage Association(b)(c)(d)
CMO IO Series 2004-32 Class HS
05/16/34	6.393%	4,734,692	1,075,822

CMO IO Series 2012-41 Class SA
03/20/42	6.393%	15,918,793	4,538,429

CMO IO Series 2012-48 Class SA
04/16/42	6.443%	24,812,926	5,248,986

CMO IO Series 2012-94 Class SB
07/20/42	6.393%	37,683,816	11,974,323

Government National Mortgage Association(b)(d)
CMO IO Series 2010-116 Class IL
06/20/38	4.500%	9,122,928	912,491

CMO IO Series 2010-133 Class QI
09/16/34	4.000%	24,748,433	1,615,261

CMO IO Series 2010-152 Class KI
07/20/36	4.000%	19,067,215	1,457,343

CMO IO Series 2010-165 Class IL
08/20/36	4.000%	9,274,172	700,855

CMO IO Series 2010-167 Class GI
02/20/38	4.000%	7,876,366	870,112

CMO IO Series 2012-129 Class AI
08/20/37	3.000%	21,567,916	3,450,867

CMO IO Series 2012-41 Class IP
08/20/41	4.000%	28,685,394	6,056,169

CMO IO Series 2012-94 Class BI
05/20/37	4.000%	22,532,273	3,786,708

Government National Mortgage Association(b)(f)
12/01/42	3.000%	40,000,000	42,681,248
12/01/42	4.000%	8,000,000	8,753,750

Vendee Mortgage Trust(b)(c)(d)
CMO IO Series 1998-1 Class 2IO
03/15/28	0.408%	3,273,145	23,745

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2012

Columbia U.S. Government Mortgage Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Residential Mortgage-Backed Securities — Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO IO Series 1998-3 Class IO
03/15/29	0.261%	4,011,984	16,314

Total Residential Mortgage-Backed Securities — Agency
(Cost: $2,875,062,783)			2,921,817,799

Residential Mortgage-Backed Securities — Non-Agency 13.3%
American General Mortgage Loan Trust(b)(c)(h)
CMO Series 2010-1A Class A1
03/25/58	5.150%	22,348,633	22,834,012

CMO Series 2010-1A Class A3
03/25/58	5.650%	12,000,000	12,720,804

CMO Series 2010-1A Class A4
03/25/58	5.650%	8,000,000	8,525,936

BCAP LLC Trust(b)(c)(h)
CMO Series 2009-RR5 Class 6A1
02/26/37	3.001%	15,634,565	15,897,726

CMO Series 2010-RR6 Class 6A1
07/26/37	4.000%	280,144	280,618

BCAP LLC Trust(b)(h)
Series 2012-RR10 Class 2A1
11/15/42	1.000%	13,680,266	13,779,448

BNPP Mortgage Securities LLC
CMO Series 2009-1 Class A1(b)(h)
08/27/37	6.000%	3,301,172	3,467,776

Banc of America Funding Corp.
CMO Series 2012-R5 Class A(b)(c)(h)
10/03/39	0.472%	8,730,908	8,441,948

Baron Capital Enterprises, Inc.(b)(h)
02/15/30	2.613%	8,716,578	8,759,324

Bayview Opportunity Master Fund Trust IIB LP
Series 2012-4NPL Class A(b)(c)(h)
07/28/32	3.475%	2,779,356	2,804,707

Castle Peak Loan Trust(b)(c)(h)
CMO Series 2011-1 Class 22A2
05/25/52	8.667%	4,182,000	4,169,454

CMO Series 2012-1A Class A2
05/25/52	9.770%	17,200,000	17,200,000

Castle Peak Loan Trust(b)(h)
CMO Series 2010-NPL1 Class B
12/25/50	8.000%	9,414,894	9,405,479

CMO Series 2012-1A Class A1
05/25/52	5.000%	19,440,095	19,440,095

Cendant Mortgage Corp.
CMO Series 2003-9 Class 2A1(b)(c)
11/25/18	4.822%	784,997	794,398

Chase Mortgage Finance Corp.
CMO Series 2003-S13 Class A9(b)
11/25/33	6.000%	2,811,515	2,867,970

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citicorp Mortgage Securities, Inc.
CMO Series 2005-8 Class 1A3(b)
11/25/35	5.500%	3,661,173	3,699,169

Citigroup Mortgage Loan Trust, Inc.(b)(c)(h)
CMO Series 2009-10 Class 1A2
09/25/33	2.444%	1,191,958	670,626

CMO Series 2009-11 Class 1A2
02/25/37	2.986%	710,201	404,957

CMO Series 2009-3 Class 4A3
10/25/33	2.513%	1,445,000	907,423

CMO Series 2009-9 Class 1A3
04/25/34	4.953%	2,489,441	2,176,173

CMO Series 2010-7 Class 3A4
12/25/35	6.863%	3,000,000	3,195,824

Citigroup Mortgage Loan Trust, Inc.(b)(h)
CMO Series 2009-12 Class 1A2
11/25/35	5.750%	1,642,355	1,583,192

CMO Series 2009-2 Class 4A2
03/25/36	5.500%	5,276,022	5,094,130

CMO Series 2009-4 Class 10A2
02/25/36	5.500%	2,019,061	1,926,210

CMO Series 2010-8 Class 5A6
11/25/36	4.000%	14,690,666	15,156,144

Countrywide Asset-Backed Certificates
CMO Series 2005-IM1 Class A2(b)(c)
11/25/35	0.488%	5,492,507	5,488,174

Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2002-31 Class A1(b)
01/25/33	5.750%	1,828,189	1,923,514

Credit Suisse Mortgage Capital Certificates(b)(c)
CMO Series 2012-6R Class 1A1
11/26/37	5.995%	4,553,723	4,532,203

Credit Suisse Mortgage Capital Certificates(b)(c)(h)
CMO Series 2009-12R Class 30A1
12/27/36	6.109%	8,988	8,989

CMO Series 2009-2R Class 1A16
09/26/34	2.626%	20,000,000	18,578,278

Credit Suisse Mortgage Capital Certificates(b)(h)
CMO Series 2009-12R Class 11A1
08/27/37	6.000%	5,553,137	5,858,105

CMO Series 2009-12R Class 14A1
11/27/35	5.500%	310,321	313,973

Credit Suisse Mortgage Capital(b)(f)(h)
11/28/32	2.000%	52,750,000	52,618,125

Deutsche Mortgage Securities, Inc.
CMO Series 2003-1 Class 1A7(b)
04/25/33	5.500%	1,025,927	1,061,624

JPMorgan Resecuritization Trust
CMO Series 2009-3 Class 1A2(b)(c)(h)
02/26/35	2.611%	1,449,242	780,641

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	7

Columbia U.S. Government Mortgage Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Jefferies & Co., Inc.(b)(c)(h)
CMO Series 2009-R6 Class 4A2
04/26/35	4.841%	5,125,699	4,401,079

Jefferies & Co., Inc.(b)(h)
CMO Series 2010-R4 Class 2A2
10/26/35	5.500%	3,101,820	3,217,283

Morgan Stanley Reremic Trust
CMO Series 2010-R6 Class 1A(b)(c)(h)
02/26/37	2.608%	15,910,974	15,864,474

PennyMac Loan Trust(b)(c)(h)
Series 2011-NPL1 Class A
09/25/51	5.250%	3,798,318	3,796,194

Series 2012-NPL1 Class A
05/28/52	3.422%	8,491,402	8,491,402

Prime Mortgage Trust
CMO Series 2004-CL1 Class 3A1(b)(c)
02/25/34	6.791%	5,458,523	5,978,223

RBSSP Resecuritization Trust(b)(c)(h)
CMO Series 2009-12 Class 9A1
03/25/36	5.106%	4,067,439	3,987,265

CMO Series 2010-9 Class 5A1
10/26/35	2.470%	7,173,815	7,331,244

CMO Series 2012-5 Class 2A1
10/26/36	5.750%	8,493,176	8,559,529

RBSSP Resecuritization Trust(b)(h)
CMO Series 2009-1 Class 4A1
10/26/35	5.500%	240,135	242,708

Wells Fargo Mortgage-Backed Securities Trust(b)
CMO Series 2005-12 Class 1A3
11/25/35	5.500%	5,421,427	5,448,372

CMO Series 2005-14 Class 2A1
12/25/35	5.500%	270,440	277,074

CMO Series 2005-18 Class 2A6
01/25/36	5.500%	2,348,856	2,365,212

Wells Fargo Mortgage-Backed Securities Trust(b)(c)
CMO Series 2004-Q Class 1A2
09/25/34	2.615%	2,294,513	2,349,391

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $325,691,109)			349,676,619

Commercial Mortgage-Backed Securities — Agency 0.8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates CMO Series K001 Class A2(b)(c)
04/25/16	5.651%	1,025,082	1,145,659

Federal National Mortgage Association(b)
10/01/19	4.430%	4,806,803	5,594,372
10/01/19	4.420%	4,237,055	4,928,490
01/01/20	4.570%	1,082,841	1,270,402
01/01/20	4.600%	1,781,190	2,092,149
05/01/24	5.030%	3,478,582	4,146,281

Commercial Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-M4 Class A1
06/25/20	2.520%	2,042,086	2,145,416

Total Commercial Mortgage-Backed Securities — Agency
(Cost: $18,443,245)			21,322,769

Commercial Mortgage-Backed Securities — Non-Agency 2.3%
Greenwich Capital Commercial Funding Corp. Series 2005-GG5 Class AM(b)(c)
04/10/37	5.277%	10,000,000	10,749,300

Merrill Lynch Mortgage Investors, Inc. CMO IO Series 1998-C3 Class IO(b)(c)(d)
12/15/30	1.004%	948,379	14,672

Morgan Stanley Capital I, Inc. Series 2003-IQ6 Class A4(b)
12/15/41	4.970%	2,483,184	2,567,942

Morgan Stanley Reremic Trust Series 2009-GG10 Class A4B(b)(c)(h)
08/12/45	5.983%	14,250,000	15,714,800

Motel 6 Trust Series 2012-MTL6 Class A1(b)(h)
10/05/25	1.500%	6,783,333	6,791,780

ORES NPL LLC Series 2012-LV1 Class A(b)(h)
09/25/44	4.000%	13,394,007	13,463,658

S2 Hospitality LLC Series 2012-LV1 Class A(b)(h)
04/15/25	4.500%	10,688,097	10,731,042

Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $59,417,321)			60,033,194

Asset-Backed Securities — Non-Agency 4.6%
Aames Mortgage Investment Trust Series 2005-3 Class A2(c)(h)
08/25/35	0.468%	8,409,527	8,170,419

American Credit Acceptance Receivable Trust Series 2012-3 Class A(f)(h)
05/15/15	1.100%	11,600,000	11,599,573

American Credit Acceptance Receivables Trust Series 2012-2 Class A(h)
07/15/16	1.890%	10,253,144	10,257,388

Carrington Mortgage Loan Trust Series 2006-RFC1 Class A2(c)
05/25/36	0.308%	93,071	92,768

Castle Peak Loan Trust CMO Series 2011-1 Class 1A(h)
06/25/49	7.125%	7,183,569	7,192,549

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2012

Columbia U.S. Government Mortgage Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Commercial Mortgage Trust CMO Series 2009-13R Class 5A1(c)(h)
01/26/35	0.991%	24,786,300	23,572,227

Deutsche Mortgage Securities, Inc. CMO Series 2009-RS2 Class 4A1(c)(h)
04/26/37	0.338%	628,886	620,757

Exeter Automobile Receivables Trust Series 2012-2A Class B(h)
12/15/17	2.220%	3,050,000	3,054,030

HSBC Home Equity Loan Trust(c) Series 2006-2 Class M2
03/20/36	0.498%	10,805,064	9,787,141

Series 2007-2 Class M1
07/20/36	0.518%	11,220,000	8,761,552

Series 2007-3 Class M1
11/20/36	2.458%	22,200,000	18,932,049

Home Equity Asset Trust Series 2005-5 Class 1A2(c)
11/25/35	0.488%	15,637	15,605

MASTR Asset-Backed Securities Trust Series 2005-FRE1 Class A4(c)
10/25/35	0.458%	171,242	169,238

Structured Asset Investment Loan Trust Series 2004-7 Class A7(c)
08/25/34	1.048%	20,065,102	19,323,476

Total Asset-Backed Securities — Non-Agency (Cost: $117,794,173)			121,548,772

Options Purchased Puts 0.5%
Issuer	Contracts	Exercise Price	Expiration Date	Value ($)
Put - OTC 2-Year Interest Rate Swap 1(i)
	1	2.10	11/28/14	124,504

Put - OTC 2-Year Interest Rate Swap 2(i)
	1	2.50	01/26/15	122,560

Put - OTC 3-Year Interest Rate Swap 3(i)
	1	2.25	03/06/15	533,670

Put - OTC 3-Year Interest Rate Swap 4(i)
	1	2.25	11/02/15	3,529,750

Put - OTC 5-Year Interest Rate Swap 5(i)
	1	3.00	05/17/17	2,416,820

Put - OTC 5-Year Interest Rate Swap 6(i)
	1	2.75	05/31/17	4,256,160

Put - OTC 5-Year Interest Rate Swap 7(i)
	1	4.00	08/17/17	769,340

Total Options Purchased Puts (Cost: $18,436,200)				11,752,804

Money Market Funds 5.4%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.154%(j)(k)	142,832,288	142,832,288

Total Money Market Funds (Cost: $142,832,288)		142,832,288

Total Investments (Cost: $3,557,677,119)		3,628,984,245

Other Assets & Liabilities, Net		(994,752,688)

Net Assets		2,634,231,557

Investments in Derivatives

Futures Contracts Outstanding at November 30, 2012

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Long Bond, 20-year	(88)	(13,205,500)	March 2013	—	(45,507)

U.S. Treasury Note, 2-year	(116)	(25,572,563)	April 2013	—	(7,425)

U.S. Treasury Note, 5-year	(1,025)	(127,836,719)	April 2013	—	(241,767)

U.S. Treasury Note, 10-year	(1,140)	(152,350,318)	March 2013	—	(482,653)

Total				—	(777,352)

Notes to Portfolio of Investments

(a)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at November 30, 2012:

Security Description	Principal Amount ($)	Settlement Date	Proceeds Receivable ($)	Value ($)
Federal Home Loan Mortgage Corp.

12/01/42 5.000%	50,000,000	12/12/12	54,164,062	53,648,440

Federal National Mortgage Association

12/01/42 3.500%	36,000,000	12/12/12	38,317,500	38,435,623

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	9

Columbia U.S. Government Mortgage Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Principal Amount ($)	Settlement Date	Proceeds Receivable ($)	Value ($)
12/01/42 4.000%	73,000,000	12/12/12	78,146,718	78,212,653

12/01/42 4.500%	50,000,000	12/12/12	53,890,625	53,882,810

12/01/42 5.000%	72,500,000	12/12/12	79,013,672	78,583,199

12/01/42 5.500%	55,000,000	12/12/12	60,298,047	59,778,125

12/01/27 4.500%	15,000,000	12/18/12	16,117,969	16,134,375

Total			379,948,593	378,675,225

(b)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(c)	Variable rate security. The interest rate shown reflects the rate as of November 30, 2012.

(d)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2012, the value of these securities amounted to $8,859,930, which represents 0.34% of net assets.

(f)	Represents a security purchased on a when-issued or delayed delivery basis.

(g)	At November 30, 2012, investments in securities included securities valued at $3,158,824 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(h)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, the value of these securities amounted to $424,059,518 or 16.10% of net assets.

(i)	Purchased swaptions outstanding at November 30, 2012:

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put - OTC 2-Year Interest Rate Swap	Barclays	3-Month USD LIBOR	Receive	2.10	Nov. 2, 2016	92,000,000	1,205,200	124,504

Put - OTC 2-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	2.50	Jan. 28, 2017	100,000,000	657,500	122,560

Put - OTC 3-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	2.25	March 6, 2015	150,000,000	2,321,250	533,670

Put - OTC 3-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	2.25	Nov. 4, 2018	500,000,000	4,745,000	3,529,750

Put - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	3.00	May 17, 2017	100,000,000	3,516,000	2,416,820

Put - OTC 5-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	2.75	May 31, 2017	150,000,000	4,890,000	4,256,160

Put - OTC 5-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	4.00	March 20, 2043	50,000,000	1,101,250	769,340

Total							18,436,200	11,752,804

(j)	The rate shown is the seven-day current annualized yield at November 30, 2012.

(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	116,505,539	977,013,948	(950,687,199)	142,832,288	96,413	142,832,288

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2012

Columbia U.S. Government Mortgage Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	11

Columbia U.S. Government Mortgage Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds

Residential Mortgage-Backed Securities — Agency	—	2,909,507,002	12,310,797	2,921,817,799

Residential Mortgage-Backed Securities — Non-Agency	—	213,208,381	136,468,238	349,676,619

Commercial Mortgage-Backed Securities — Agency	—	21,322,769	—	21,322,769

Commercial Mortgage-Backed Securities — Non-Agency	—	60,033,194	—	60,033,194

Asset-Backed Securities — Non-Agency	—	114,356,223	7,192,549	121,548,772

Total Bonds	—	3,318,427,569	155,971,584	3,474,399,153

Other

Options Purchased Puts	—	11,752,804	—	11,752,804

Money Market Funds	142,832,288	—	—	142,832,288

Total Other	142,832,288	11,752,804	—	154,585,092

Investments in Securities	142,832,288	3,330,180,373	155,971,584	3,628,984,245

Forward Sale Commitments Liability	—	(378,675,225)	—	(378,675,225)

Derivatives

Liabilities

Futures Contracts	(777,352)	—	—	(777,352)

Total	142,054,936	2,951,505,148	155,971,584	3,249,531,668

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Residential Mortgage-Backed Securities — Agency ($)	Residential Mortgage-Backed Securities — Non-Agency ($)	Asset-Backed Securities — Non-Agency ($)	Total ($)
Balance as of May 31, 2012	—	117,569,397	9,646,484	127,215,881

Accrued discounts/premiums	(161,026)	11,375	(4,611)	(154,262)

Realized gain (loss)	—	2,369,564	—	2,369,564

Change in unrealized appreciation (depreciation)(a)	186,716	(1,920,916)	(4,463)	(1,738,663)

Sales	—	(69,122,760)	(2,444,861)	(71,567,621)

Purchases	12,285,107	87,561,578	—	99,846,685

Transfers into Level 3	—	—	—	—

Transfers out of Level 3	—	—	—	—

Balance as of November 30, 2012	12,310,797	136,468,238	7,192,549	155,971,584

(a)	Change in unrealized appreciation (depreciation) relating to securities held at November 30, 2012 was $285,647, which comprised of Residential Mortgage-Backed Agency Securities of $186,716, Residential Mortgage-Backed Non-Agency Securities of $103,394 and Asset-Backed Non-Agency Securities of $(4,463).

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2012

Columbia U.S. Government Mortgage Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Residential Mortgage and Asset Backed Securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	13

Columbia U.S. Government Mortgage Fund

Statement of Assets and Liabilities

November 30, 2012 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $3,414,844,831)	$3,486,151,957

Affiliated issuers (identified cost $142,832,288)	142,832,288

Total investments (identified cost $3,557,677,119)	3,628,984,245

Receivable for:

Investments sold	380,457,761

Investments sold on a delayed delivery basis	91,360,453

Capital shares sold	52,978,322

Dividends	11,459

Interest	10,697,975

Expense reimbursement due from Investment Manager	3,341

Prepaid expenses	91,772

Trustees’ deferred compensation plan	105,225

Total assets	4,164,690,553

Liabilities

Forward sales commitments, at value (proceeds receivable $379,948,593)	378,675,225

Disbursements in excess of cash	389

Payable for:

Investments purchased	14,329,942

Investments purchased on a delayed delivery basis	1,073,564,896

Capital shares purchased	5,183,144

Dividend distributions to shareholders	58,020,947

Variation margin on futures contracts	230,157

Investment management fees	30,186

Distribution and/or service fees	7,011

Transfer agent fees	193,318

Administration fees	4,528

Plan administration fees	17

Compensation of board members	55,664

Other expenses	58,347

Trustees’ deferred compensation plan	105,225

Total liabilities	1,530,458,996

Net assets applicable to outstanding capital stock	$2,634,231,557

Represented by

Paid-in capital	$2,582,516,446

Excess of distributions over net investment income	(6,426,742)

Accumulated net realized loss	(13,661,289)

Unrealized appreciation (depreciation) on:

Investments	71,307,126

Forward sales commitments	1,273,368

Futures contracts	(777,352)

Total — representing net assets applicable to outstanding capital stock	$2,634,231,557

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2012

Columbia U.S. Government Mortgage Fund

Statement of Assets and Liabilities (continued)

November 30, 2012 (Unaudited)

Class A

Net assets	$731,166,065

Shares outstanding	129,556,092

Net asset value per share	$5.64

Maximum offering price per share(a)	$5.92

Class B

Net assets	$7,117,156

Shares outstanding	1,260,275

Net asset value per share	$5.65

Class C

Net assets	$64,519,707

Shares outstanding	11,414,978

Net asset value per share	$5.65

Class I

Net assets	$820,879,837

Shares outstanding	145,548,026

Net asset value per share	$5.64

Class K(b)

Net assets	$83,041

Shares outstanding	14,738

Net asset value per share	$5.63

Class R4

Net assets	$2,448

Shares outstanding	434

Net asset value per share	$5.64

Class R5

Net assets	$2,448

Shares outstanding	434

Net asset value per share	$5.64

Class W

Net assets	$11,860,676

Shares outstanding	2,097,012

Net asset value per share	$5.66

Class Z

Net assets	$998,600,179

Shares outstanding	177,057,505

Net asset value per share	$5.64

(a)	The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

(b)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	15

Columbia U.S. Government Mortgage Fund

Statement of Operations

Six Months Ended November 30, 2012 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$96,413
Interest	31,270,480

Total income	31,366,893

Expenses:
Investment management fees	4,648,830
Distribution and/or service fees
Class A	824,879
Class B	36,871
Class C	221,807
Class W(a)	8,938
Transfer agent fees
Class A	535,044
Class B	5,936
Class C	36,324
Class K(b)	22
Class W(a)	5,958
Class Z	568,222
Administration fees	697,753
Plan administration fees
Class K(b)	102
Compensation of board members	22,635
Custodian fees	29,773
Printing and postage fees	58,231
Registration fees	105,958
Professional fees	27,287
Other	16,606

Total expenses	7,851,176
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(436,025)
Expense reductions	(11,056)

Total net expenses	7,404,095

Net investment income	23,962,798

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	39,374,216
Futures contracts	(2,653,135)

Net realized gain	36,721,081
Net change in unrealized appreciation (depreciation) on:
Investments	9,892,062
Forward sales commitments	1,273,368
Futures contracts	443,725

Net change in unrealized appreciation (depreciation)	11,609,155

Net realized and unrealized gain	48,330,236

Net increase in net assets resulting from operations	$72,293,034

(a)	Class W shares are for the period from June 18, 2012 (commencement of operations) to November 30, 2012.
(b)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2012

Columbia U.S. Government Mortgage Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2012(a)(b) (Unaudited)	Year Ended May 31, 2012
Operations

Net investment income	$23,962,798	$37,424,219

Net realized gain	36,721,081	23,126,278

Net change in unrealized appreciation (depreciation)	11,609,155	22,329,136

Net increase in net assets resulting from operations	72,293,034	82,879,633

Distributions to shareholders:

Net investment income

Class A	(8,366,255)	(16,294,951)

Class B	(64,396)	(223,355)

Class C	(407,089)	(435,390)

Class I	(11,340,603)	(16,827,422)

Class K(a)	(1,064)	(2,069)

Class R4	(5)	—

Class R5	(5)	—

Class W	(94,295)	—

Class Z	(10,005,528)	(4,679,196)

Net realized gains

Class A	(14,085,364)	(1,964,435)

Class B	(136,998)	(33,269)

Class C	(1,234,803)	(67,446)

Class I	(15,753,033)	(2,083,667)

Class K(c)	(1,597)	(228)

Class R4	(48)	—

Class R5	(48)	—

Class W	(227,303)	—

Class Z	(19,362,680)	(331,605)

Total distributions to shareholders	(81,081,114)	(42,943,033)

Increase (decrease) in net assets from capital stock activity	822,209,450	957,550,011

Proceeds from regulatory settlements (Note 6)	—	3,313

Total increase in net assets	813,421,370	997,489,924

Net assets at beginning of period	1,820,810,187	823,320,263

Net assets at end of period	$2,634,231,557	$1,820,810,187

Excess of distributions over net investment income	$(6,426,742)	$(110,300)

(a)	Class R4 and Class R5 shares are for the period from November 8, 2012 (commencement of operations) to November 30, 2012.

(b)	Class W shares are for the period from June 18, 2012 (commencement of operations) to November 30, 2012.

(c)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	17

Columbia U.S. Government Mortgage Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2012 (Unaudited)(a)(b)		Year Ended May 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(c)	29,988,599	172,083,102	30,269,740	168,080,491

Distributions reinvested	3,383,737	19,165,048	2,538,680	14,060,609

Redemptions	(13,207,625)	(75,535,484)	(18,490,339)	(102,497,316)

Net increase	20,164,711	115,712,666	14,318,081	79,643,784

Class B shares

Subscriptions	153,016	879,392	199,356	1,103,519

Distributions reinvested	27,064	153,418	33,422	184,976

Redemptions(c)	(427,252)	(2,435,589)	(1,656,556)	(9,125,597)

Net decrease	(247,172)	(1,402,779)	(1,423,778)	(7,837,102)

Class C shares

Subscriptions	6,036,435	34,731,907	4,150,487	23,087,053

Distributions reinvested	232,838	1,319,017	62,795	348,680

Redemptions	(650,336)	(3,730,134)	(1,096,568)	(6,091,092)

Net increase	5,618,937	32,320,790	3,116,714	17,344,641

Class I shares

Subscriptions	14,389,381	82,399,583	105,638,513	584,045,253

Distributions reinvested	4,780,753	27,093,262	3,410,662	18,910,701

Redemptions	(4,954,175)	(28,346,753)	(18,225,449)	(100,965,895)

Net increase	14,215,959	81,146,092	90,823,726	501,990,059

Class K shares(d)

Subscriptions	63	356	4,774	26,433

Distributions reinvested	453	2,562	355	1,965

Redemptions	(2)	(8)	(4,021)	(22,199)

Net increase	514	2,910	1,108	6,199

Class R4 shares

Subscriptions	434	2,500	—	—

Net increase	434	2,500	—	—

Class R5 shares

Subscriptions	434	2,500	—	—

Net increase	434	2,500	—	—

Class W shares

Subscriptions	2,150,473	12,326,894	—	—

Distributions reinvested	56,588	321,521	—	—

Redemptions	(110,049)	(633,773)	—	—

Net increase	2,097,012	12,014,642	—	—

Class Z shares

Subscriptions	115,445,447	661,304,490	72,229,162	401,777,835

Distributions reinvested	1,766,865	9,994,868	156,771	872,881

Redemptions	(15,531,401)	(88,889,229)	(6,517,985)	(36,248,286)

Net increase	101,680,911	582,410,129	65,867,948	366,402,430

Total net increase	143,531,740	822,209,450	172,703,799	957,550,011

(a)	Class R4 and R5 shares are for the period from November 8, 2012 (commencement of operations) to November 30, 2012.

(b)	Class W shares are for the period from June 18, 2012 (commencement of operations) to November 30, 2012.

(c)	Includes conversions of Class B shares to Class A shares, if any.

(d)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2012

Columbia U.S. Government Mortgage Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended November 30, 2012		Year Ended May 31,
Class A	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$5.63		$5.46		$5.16		$4.77		$4.99		$5.00

Income from investment operations:

Net investment income	0.06		0.16		0.17		0.25		0.21		0.23

Net realized and unrealized gain (loss)	0.13		0.19		0.34		0.37		(0.18)		(0.02)

Total from investment operations	0.19		0.35		0.51		0.62		0.03		0.21

Less distributions to shareholders:

Net investment income	(0.07)		(0.16)		(0.21)		(0.23)		(0.21)		(0.22)

Net realized gains	(0.11)		(0.02)		—		—		(0.04)		—

Total distributions to shareholders	(0.18)		(0.18)		(0.21)		(0.23)		(0.25)		(0.22)

Proceeds from regulatory settlements	—		0.00	(a)	—		—		—		—

Net asset value, end of period	$5.64		$5.63		$5.46		$5.16		$4.77		$4.99

Total return	3.43%		6.55%		10.10%		13.32%		0.79%		4.31%

Ratios to average net assets(b)

Total gross expenses	0.92	%(c)	0.92%		0.98%		1.09%		1.08%		1.09%

Total net expenses(d)	0.86	%(c)(e)	0.85	%(e)	0.87%		0.89%		0.89%		0.89%

Net investment income	2.00	%(c)	2.83%		3.16%		4.98%		4.51%		4.56%

Supplemental data

Net assets, end of period (in thousands)	$731,166		$616,112		$519,454		$80,371		$78,940		$95,365

Portfolio turnover	307	%(f)	545	%(f)	465	%(f)	519	%(f)	431	%(f)	354%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 174% for the six months ended November 30, 2012 and 285%, 253%, 246% and 162% for the years ended May 31, 2012, 2011, 2010 and 2009, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	19

Columbia U.S. Government Mortgage Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,
Class B	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$5.64		$5.47		$5.16		$4.77		$4.99		$5.00

Income from investment operations:

Net investment income	0.04		0.12		0.13		0.21		0.18		0.19

Net realized and unrealized gain (loss)	0.13		0.19		0.35		0.37		(0.18)		(0.01)

Total from investment operations	0.17		0.31		0.48		0.58		—		0.18

Less distributions to shareholders:

Net investment income	(0.05)		(0.12)		(0.17)		(0.19)		(0.18)		(0.19)

Net realized gains	(0.11)		(0.02)		—		—		(0.04)		—

Total distributions to shareholders	(0.16)		(0.14)		(0.17)		(0.19)		(0.22)		(0.19)

Proceeds from regulatory settlements	—		0.00	(a)	—		—		—		—

Net asset value, end of period	$5.65		$5.64		$5.47		$5.16		$4.77		$4.99

Total return	3.04%		5.73%		9.45%		12.46%		0.03%		3.53%

Ratios to average net assets(b)

Total gross expenses	1.66	%(c)	1.68%		1.81%		1.85%		1.84%		1.86%

Total net expenses(d)	1.61	%(c)(e)	1.60	%(e)	1.65%		1.65%		1.65%		1.65%

Net investment income	1.25	%(c)	2.09%		2.43%		4.18%		3.75%		3.79%

Supplemental data

Net assets, end of period (in thousands)	$7,117		$8,495		$16,024		$17,619		$24,177		$33,666

Portfolio turnover	307	%(f)	545	%(f)	465	%(f)	519	%(f)	431	%(f)	354%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 174% for the six months ended November 30, 2012 and 285%, 253%, 246% and 162% for the years ended May 31, 2012, 2011, 2010 and 2009, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2012

Columbia U.S. Government Mortgage Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,
Class C	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$5.64		$5.47		$5.16		$4.77		$4.99		$5.00

Income from investment operations:

Net investment income	0.03		0.11		0.14		0.21		0.18		0.19

Net realized and unrealized gain (loss)	0.14		0.20		0.34		0.37		(0.18)		(0.01)

Total from investment operations	0.17		0.31		0.48		0.58		—		0.18

Less distributions to shareholders:

Net investment income	(0.05)		(0.12)		(0.17)		(0.19)		(0.18)		(0.19)

Net realized gains	(0.11)		(0.02)		—		—		(0.04)		—

Total distributions to shareholders	(0.16)		(0.14)		(0.17)		(0.19)		(0.22)		(0.19)

Proceeds from regulatory settlements	—		0.00	(a)	—		—		—		—

Net asset value, end of period	$5.65		$5.64		$5.47		$5.16		$4.77		$4.99

Total return	3.04%		5.73%		9.46%		12.47%		0.03%		3.53%

Ratios to average net assets(b)

Total gross expenses	1.67	%(c)	1.67%		1.79%		1.85%		1.83%		1.85%

Total net expenses(d)	1.61	%(c)(e)	1.60	%(e)	1.64%		1.65%		1.65%		1.65%

Net investment income	1.19	%(c)	2.03%		2.55%		4.27%		3.76%		3.80%

Supplemental data

Net assets, end of period (in thousands)	$64,520		$32,691		$14,661		$5,217		$4,090		$4,186

Portfolio turnover	307	%(f)	545	%(f)	465	%(f)	519	%(f)	431	%(f)	354%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 174% for the six months ended November 30, 2012 and 285%, 253%, 246% and 162% for the years ended May 31, 2012, 2011, 2010 and 2009, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	21

Columbia U.S. Government Mortgage Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,
Class I	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$5.63		$5.46		$5.15		$4.77		$4.99		$5.00

Income from investment operations:

Net investment income	0.07		0.17		0.20		0.26		0.23		0.25

Net realized and unrealized gain (loss)	0.13		0.20		0.35		0.37		(0.18)		(0.02)

Total from investment operations	0.20		0.37		0.55		0.63		0.05		0.23

Less distributions to shareholders:

Net investment income	(0.08)		(0.18)		(0.24)		(0.25)		(0.23)		(0.24)

Net realized gains	(0.11)		(0.02)		—		—		(0.04)		—

Total distributions to shareholders	(0.19)		(0.20)		(0.24)		(0.25)		(0.27)		(0.24)

Proceeds from regulatory settlements	—		0.00	(a)	—		—		—		—

Net asset value, end of period	$5.64		$5.63		$5.46		$5.15		$4.77		$4.99

Total return	3.62%		6.90%		10.76%		13.58%		1.21%		4.74%

Ratios to average net assets(b)

Total gross expenses	0.51	%(c)	0.52%		0.62%		0.62%		0.61%		0.63%

Total net expenses(d)	0.50	%(c)	0.52%		0.48%		0.47%		0.48%		0.48%

Net investment income	2.36	%(c)	3.12%		3.76%		5.33%		4.93%		4.97%

Supplemental data

Net assets, end of period (in thousands)	$820,880		$739,181		$221,198		$132,495		$221,584		$221,548

Portfolio turnover	307	%(e)	545	%(e)	465	%(e)	519	%(e)	431	%(e)	354%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 174% for the six months ended November 30, 2012 and 285%, 253%, 246% and 162% for the years ended May 31, 2012, 2011, 2010 and 2009, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2012

Columbia U.S. Government Mortgage Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,
Class K(a)	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$5.62		$5.46		$5.15		$4.77		$4.99		$5.00

Income from investment operations:

Net investment income	0.06		0.16		0.19		0.25		0.23		0.23

Net realized and unrealized gain (loss)	0.13		0.18		0.34		0.37		(0.10)		(0.01)

Total from investment operations	0.19		0.34		0.53		0.62		0.13		0.22

Less distributions to shareholders:

Net investment income	(0.07)		(0.16)		(0.22)		(0.24)		(0.31)		(0.23)

Net realized gains	(0.11)		(0.02)		—		—		(0.04)		—

Total distributions to shareholders	(0.18)		(0.18)		(0.22)		(0.24)		(0.35)		(0.23)

Proceeds from regulatory settlements	—		0.00	(b)	—		—		—		—

Net asset value, end of period	$5.63		$5.62		$5.46		$5.15		$4.77		$4.99

Total return	3.46%		6.41%		10.44%		13.25%		2.82%		4.46%

Ratios to average net assets(c)

Total gross expenses	0.81	%(d)	0.82%		0.93%		0.93%		0.89%		0.93%

Total net expenses(e)	0.81	%(d)	0.80%		0.78%		0.77%		0.70%		0.75%

Net investment income	2.06	%(d)	2.87%		3.50%		5.09%		4.38%		4.69%

Supplemental data

Net assets, end of period (in thousands)	$83		$80		$72		$85		$64		$42,429

Portfolio turnover	307	%(f)	545	%(f)	465	%(f)	519	%(f)	431	%(f)	354%

Notes to Financial Highlights

(a)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(b)	Rounds to less than $0.01.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 174% for the six months ended November 30, 2012 and 285%, 253%, 246% and 162% for the years ended May 31, 2012, 2011, 2010 and 2009, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	23

Columbia U.S. Government Mortgage Fund

Financial Highlights (continued)

Class R4	Six Months Ended November 30, 2012(a) (Unaudited)
Per share data
Net asset value, beginning of period	$5.76

Income from investment operations:

Net investment income	0.00	(b)

Total from investment operations	0.00	(b)

Less distributions to shareholders:

Net investment income	(0.01)

Net realized gains	(0.11)

Total distributions to shareholders	(0.12)

Net asset value, end of period	$5.64

Total return	0.03%

Ratios to average net assets(c)

Total gross expenses	0.60	%(d)

Total net expenses(e)	0.60	%(d)

Net investment income	1.25	%(d)

Supplemental data

Net assets, end of period (in thousands)	$2

Portfolio turnover	307	%(f)

Notes to Financial Highlights

(a)	For the period from November 8, 2012 (commencement of operations) to November 30, 2012.

(b)	Rounds to less than $0.01.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 174% for the six months ended November 30, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2012

Columbia U.S. Government Mortgage Fund

Financial Highlights (continued)

Class R5	Six Months Ended November 30, 2012(a) (Unaudited)
Per share data
Net asset value, beginning of period	$5.76

Income from investment operations:

Net investment income	0.00	(b)

Total from investment operations	0.00	(b)

Less distributions to shareholders:

Net investment income	(0.01)

Net realized gains	(0.11)

Total distributions to shareholders	(0.12)

Net asset value, end of period	$5.64

Total return	0.04%

Ratios to average net assets(c)

Total gross expenses	0.52	%(d)

Total net expenses(e)	0.52	%(d)

Net investment income	1.33	%(d)

Supplemental data

Net assets, end of period (in thousands)	$2

Portfolio turnover	307	%(f)

Notes to Financial Highlights

(a)	For the period from November 8, 2012 (commencement of operations) to November 30, 2012.

(b)	Rounds to less than $0.01.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 174% for the six months ended November 30, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	25

Columbia U.S. Government Mortgage Fund

Financial Highlights (continued)

Class W	Six Months Ended November 30, 2012(a) (Unaudited)
Per share data
Net asset value, beginning of period	$5.65

Income from investment operations:

Net investment income	0.05

Net realized and unrealized gain	0.14

Total from investment operations	0.19

Less distributions to shareholders:

Net investment income	(0.07)

Net realized gains	(0.11)

Total distributions to shareholders	(0.18)

Net asset value, end of period	$5.66

Total return	3.30%

Ratios to average net assets(b)

Total gross expenses	0.92	%(c)

Total net expenses(d)	0.86	%(c)

Net investment income	1.95	%(c)

Supplemental data

Net assets, end of period (in thousands)	$11,861

Portfolio turnover	307	%(e)

Notes to Financial Highlights

(a)	For the period from June 18, 2012 (commencement of operations) to November 30, 2012.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 174% for the six months ended November 30, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

26	Semiannual Report 2012

Columbia U.S. Government Mortgage Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,
Class Z	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$5.63		$5.46		$5.27

Income from investment operations:

Net investment income	0.06		0.16		0.11

Net realized and unrealized gain	0.14		0.21		0.23

Total from investment operations	0.20		0.37		0.34

Less distributions to shareholders:

Net investment income	(0.08)		(0.18)		(0.15)

Net realized gains	(0.11)		(0.02)		—

Total distributions to shareholders	(0.19)		(0.20)		(0.15)

Proceeds from regulatory settlements	—		0.00	(b)	—

Net asset value, end of period	$5.64		$5.63		$5.46

Total return	3.56%		6.82%		6.59%

Ratios to average net assets(c)

Total gross expenses	0.67	%(d)	0.68%		0.62	%(d)

Total net expenses(e)	0.61	%(d)(f)	0.61	%(f)	0.58	%(d)

Net investment income	2.21	%(d)	2.96%		3.12	%(d)

Supplemental data

Net assets, end of period (in thousands)	$998,600		$424,251		$51,912

Portfolio turnover	307	%(g)	545	%(g)	465	%(g)

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to May 31, 2011.

(b)	Rounds to less than $0.01.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 174% for the six months ended November 30, 2012 and 285% and 253% for the years ended May 31, 2012 and 2011, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012	27

Columbia U.S. Government Mortgage Fund

Notes to Financial Statements

November 30, 2012 (Unaudited)

Note 1. Organization

Columbia U.S. Government Mortgage Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R4, Class R5, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class K shares (formerly Class R4 shares) are not subject to sales charges; however, this share class is closed to new investors. Effective October 25, 2012, Class R4 shares were renamed Class K shares.

Class R4 shares are not subject to sales charges and are only available to investors purchasing through authorized investment professionals. Class R4 shares commenced operations on November 8, 2012.

Class R5 shares are not subject to sales charges and are only available to investors purchasing through authorized investment professionals. Class R5 shares commenced operations on November 8, 2012.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares commenced operations on June 18, 2012.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

28	Semiannual Report 2012

Columbia U.S. Government Mortgage Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter (OTC) option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the New York Stock Exchange.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. The Fund purchased and wrote option contracts to hedge volatility exposure. Completion of transactions for option contracts traded in the OTC market depends upon the performance of the other party. Cash

Semiannual Report 2012	29

Columbia U.S. Government Mortgage Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

collateral may be collected or posted by the Fund to secure certain OTC option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Fund. The Fund will realize a gain or loss when the option contract expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

The risk in buying an option contract is that the Fund pays a premium whether or not the option contract is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases and the option contract is exercised. The Fund’s maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under the contract. For OTC options contracts, the transaction is also subject to counterparty credit risk. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put option contracts by holders of the option contracts or proceeds received upon entering into the contracts.

Swaption Contracts

The Fund entered into swaption contracts. Swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. The Fund purchased or wrote swaption contracts to manage exposure to fluctuations in interest rates or hedge volatility exposure. If a call swaption is exercised, the purchaser will enter into a swap contract to receive the fixed rate and pay a floating rate in exchange. Exercising a put swaption would entitle the purchaser to pay a fixed rate and receive a floating rate. Changes in the value of a purchased swaption are reported as unrealized appreciation or depreciation on investments in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the swaption contract expires or is closed.

When the Fund writes a swaption, the premium received is recorded as an asset and equivalent liability in the Statement of Assets and Liabilities and is subsequently adjusted to the current fair value of the swaption written. Premiums received from writing swaptions that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at November 30, 2012:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate contracts	Investments at value-unaffiliated issuers (for purchased options)	11,752,804

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate contracts	Net assets — unrealized depreciation on futures contracts	777,352	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations for the six months ended November 30, 2012:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Total ($)
Interest rate contracts	(2,653,135)	321,875	(2,331,260)

30	Semiannual Report 2012

Columbia U.S. Government Mortgage Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Total ($)
Interest rate contracts	443,725	(3,935,679)	(3,491,954)

The following table is a summary of the volume of derivative instruments for the six months ended November 30, 2012:

Derivative Instrument	Contracts Opened
Futures contracts	8,837
Options contracts	4

Delayed Delivery Securities and Forward Sale Commitments

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies within its Portfolio of Investments cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund’s right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the Investment Manager’s ability to predict interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Interest Only Securities

The Fund may invest in Interest Only Securities (IOs). IOs are stripped mortgage backed securities entitled to receive all of the security’s interest, but none of its principal. Interest is accrued daily. The daily accrual factor is adjusted each month to reflect the paydown of principal.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Semiannual Report 2012	31

Columbia U.S. Government Mortgage Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.43% to 0.30% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2012 was 0.42% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The annualized effective

32	Semiannual Report 2012

Columbia U.S. Government Mortgage Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

administration fee rate for the six months ended November 30, 2012 was 0.06% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended November 30, 2012, other expenses paid to this company were $2,971.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended November 30, 2012, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.16%
Class B	0.16
Class C	0.16
Class K	0.05
Class R4	0.15
Class R5	0.05
Class W	0.17
Class Z	0.16

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2012, these minimum account balance fees reduced total expenses by $11,056.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

Semiannual Report 2012	33

Columbia U.S. Government Mortgage Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $945,000 and $305,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2012, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $528,034 for Class A, $2,811 for Class B and $6,273 for Class C shares for the six months ended November 30, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective August 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through September 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	0.86%
Class B	1.61
Class C	1.61
Class I	0.50
Class K	0.80
Class R4	0.61
Class R5	0.55
Class W	0.86
Class Z	0.61

Prior to August 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	0.86%
Class B	1.61
Class C	1.61

Class I	0.56%
Class K	0.86
Class W	0.86
Class Z	0.61

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2012, the cost of investments for federal income tax purposes was approximately $3,557,677,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$92,543,000
Unrealized depreciation	(21,236,000)
Net unrealized appreciation	$71,307,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations but including mortgage dollar rolls, aggregated to $8,251,278,870 and $7,228,611,145,

34	Semiannual Report 2012

Columbia U.S. Government Mortgage Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

respectively, for the six months ended November 30, 2012, of which $7,453,448,111 and $6,901,922,058, respectively, were U.S. government securities.

Note 6. Regulatory Settlements

During the year ended May 31, 2012, the Fund received $3,313 as a result of a regulatory settlement proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund’s portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The payments have been included in “Proceeds from regulatory settlements” in the Statement of Changes in Net Assets.

Note 7. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At November 30, 2012, one unaffiliated shareholder account owned 26.3% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Affiliated shareholder accounts owned 34.6% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended November 30, 2012.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased

Semiannual Report 2012	35

Columbia U.S. Government Mortgage Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

36	Semiannual Report 2012

Columbia U.S. Government Mortgage Fund

Supplemental Information

(Unaudited)

Change in Independent Registered Public Accounting Firm

At a meeting held on June 14, 2012, the Board, upon recommendation of the Audit Committee, approved the replacement of Ernst & Young LLP (Ernst & Young) as the independent registered public accounting firm for the Fund and certain other funds in the Columbia Family of Funds (collectively, the Funds) and appointed PricewaterhouseCoopers LLP (PwC). PwC’s engagement was effective at the completion of Ernst & Young’s audits of the financial statements of the Funds with fiscal years ended July 31, 2012. The Fund did not consult with PwC during the fiscal years ended May 31, 2012 and 2011 and through the June meeting.

Ernst & Young’s reports on the financial statements of the Fund as of and for the fiscal years ended May 31, 2012 and 2011 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through the June meeting, there were no: (1) disagreements between the Fund and Ernst & Young on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Ernst & Young’s satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports, or (2) reportable events.

Semiannual Report 2012	37

Columbia U.S. Government Mortgage Fund

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38	Semiannual Report 2012

Columbia U.S. Government Mortgage Fund

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Semiannual Report 2012	39

Columbia U.S. Government Mortgage Fund

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40	Semiannual Report 2012

Columbia U.S. Government Mortgage Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012	41

Columbia U.S. Government Mortgage Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6256 M (1/13)

Semiannual Report

November 30, 2012

Columbia Active Portfolios® — Diversified Equity Income Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Active Portfolios® — Diversified Equity Income Fund

President's Message

Dear Shareholders,

Stocks rebound around the world

After a weak second quarter, U.S. stock market averages rebounded in the third quarter, erasing earlier losses and boosting year-to-date returns well into double digits. Welcome news from Europe and additional quantitative easing in the United States by the Federal Reserve Board helped bolster the rally. The Standard & Poor's 500 Index (S&P 500 Index) rose 6.35% (total return) for the quarter. The Dow Jones Industrial Average advanced 4.32% for the same period. From the beginning of the calendar year through September 30, 2012, the S&P 500 Index was up 16.44% (total return). And, as of the end of September, the S&P 500 Index stood at 1,440 — approximately 8% below its all-time high of 1,565 that was set on October 9, 2007.

Outside the United States, stock markets of both developed and emerging market economies rebounded, as measured in U.S. dollars. Investors responded favorably to the announcement of policy measures aimed to resolve the eurozone crisis, which could potentially have a favorable impact on growth in emerging market economies. A weaker dollar also benefited returns to U.S. investors.

Solid gains for fixed income

Within fixed income, investors appeared to be increasingly willing to take on risk as they abandoned higher quality sectors that dominated the performance rankings in the second quarter and favored riskier sectors, where yield spreads tightened by a significant margin. Fixed-income returns were strong, but unlike equities, they have been less volatile, accumulating steadily over the course of the year. Gains were the highest for high-yield and emerging market bonds. By contrast, government issued debt securities eked out smaller gains.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia Active Portfolios® — Diversified Equity Income Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	14
Supplemental Information	19
Important Information About This Report	21

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Active Portfolios® — Diversified Equity Income Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Active Portfolios® — Diversified Equity Income Fund (the Fund) Class A shares returned 8.89% for the six months ended November 30, 2012.

>  The Fund underperformed its benchmark, the Russell 1000 Value Index, which returned 11.20% for the same time period.

Average Annual Total Returns (%) (for period ended November 30, 2012)

	Inception	6 Months cumulative	Life
Columbia Active Portfolios® — Diversified Equity Income Fund Class A	04/20/12	8.89	3.34
Russell 1000 Value Index		11.20	6.09

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2012
2

Columbia Active Portfolios® — Diversified Equity Income Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at November 30, 2012)
JPMorgan Chase & Co.	3.0
Pfizer, Inc.	2.9
Bank of America Corp.	2.5
XL Group PLC	2.3
Merck & Co., Inc.	2.3
AT&T, Inc.	2.2
Verizon Communications, Inc.	2.0
Target Corp.	2.0
Mastercard, Inc., Class A	1.8
Goldman Sachs Group, Inc. (The)	1.8

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at November 30, 2012)
Common Stocks	99.0
Consumer Discretionary	11.9
Consumer Staples	9.8
Energy	10.8
Financials	18.9
Health Care	13.6
Industrials	13.5
Information Technology	8.2
Materials	1.8
Telecommunication Services	6.6
Utilities	3.9
Convertible Bonds	0.2
Materials	0.2
Money Market Funds	0.8
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Steve Schroll

Laton Spahr, CFA

Paul Stocking

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on the fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2012
3

Columbia Active Portfolios® — Diversified Equity Income Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2012 – November 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,088.90	1,019.65	5.66	5.47	1.08

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2012
4

Columbia Active Portfolios® — Diversified Equity Income Fund

Portfolio of Investments

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.6%

Issuer	Shares	Value ($)
Consumer Discretionary 11.8%
Automobiles 1.6%
Ford Motor Co.	887,124	10,157,570
Hotels, Restaurants & Leisure 1.2%
McDonald's Corp.	89,652	7,803,310
Media 3.8%
Comcast Corp., Class A	114,975	4,274,770
News Corp., Class A	136,059	3,352,494
Regal Entertainment Group, Class A	179,851	2,802,079
Time Warner, Inc.	84,650	4,003,945
Viacom, Inc., Class B	61,297	3,163,538
Walt Disney Co. (The)	125,503	6,232,479
Total		23,829,305
Multiline Retail 3.4%
Kohl's Corp.	59,418	2,653,014
Macy's, Inc.	173,581	6,717,585
Target Corp.	197,365	12,459,652
Total		21,830,251
Specialty Retail 1.8%
Home Depot, Inc. (The)	171,822	11,180,457
Total Consumer Discretionary		74,800,893
Consumer Staples 9.7%
Beverages 0.7%
PepsiCo, Inc.	60,724	4,263,432
Food & Staples Retailing 1.0%
Wal-Mart Stores, Inc.	88,738	6,390,911
Food Products 2.0%
Hershey Co. (The)	28,346	2,076,911
Kraft Foods Group, Inc.(a)	48,812	2,207,279
Mondelez International, Inc., Class A	149,116	3,860,613
Unilever NV — NY Shares	114,292	4,323,666
Total		12,468,469
Household Products 2.3%
Kimberly-Clark Corp.	66,372	5,689,408
Procter & Gamble Co. (The)	130,489	9,112,047
Total		14,801,455
Tobacco 3.7%
Altria Group, Inc.	162,736	5,502,104

Common Stocks (continued)

Issuer	Shares	Value ($)
Lorillard, Inc.	89,940	10,897,131
Philip Morris International, Inc.	80,722	7,255,293
Total		23,654,528
Total Consumer Staples		61,578,795
Energy 10.7%
Energy Equipment & Services 1.4%
C&J Energy Services, Inc.(a)	55,828	1,114,885
Cameron International Corp.(a)	40,115	2,164,204
National Oilwell Varco, Inc.	30,624	2,091,619
Schlumberger Ltd.	22,914	1,641,101
Seadrill Ltd.	58,164	2,241,059
Total		9,252,868
Oil, Gas & Consumable Fuels 9.3%
Anadarko Petroleum Corp.	47,640	3,486,772
BP PLC, ADR	91,656	3,827,555
Chevron Corp.	89,382	9,446,784
Enbridge, Inc.	176,305	7,103,328
EQT Corp.	57,037	3,425,642
Exxon Mobil Corp.	56,927	5,017,546
Occidental Petroleum Corp.	65,672	4,939,191
Phillips 66	45,530	2,384,406
Royal Dutch Shell PLC, ADR	132,877	8,898,773
Suncor Energy, Inc.	85,704	2,794,807
Total SA, ADR	61,612	3,090,458
Valero Energy Corp.	90,353	2,914,788
Williams Companies, Inc. (The)	41,556	1,364,699
Total		58,694,749
Total Energy		67,947,617
Financials 18.8%
Capital Markets 2.9%
BlackRock, Inc.	11,903	2,345,367
Goldman Sachs Group, Inc. (The)	95,688	11,271,090
Morgan Stanley	266,829	4,501,405
Total		18,117,862
Commercial Banks 1.7%
Wells Fargo & Co.	331,447	10,941,065

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
5

Columbia Active Portfolios® — Diversified Equity Income Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Diversified Financial Services 7.1%
Bank of America Corp.	1,615,138	15,925,261
Citigroup, Inc.	271,893	9,399,341
JPMorgan Chase & Co.	452,868	18,603,817
NYSE Euronext	58,227	1,359,601
Total		45,288,020
Insurance 6.9%
ACE Ltd.	91,295	7,233,303
Aflac, Inc.	47,018	2,491,484
Allstate Corp. (The)	186,274	7,540,371
Endurance Specialty Holdings Ltd.	36,217	1,455,923
MetLife, Inc.	119,517	3,966,769
PartnerRe Ltd.	7,020	581,818
Travelers Companies, Inc. (The)	79,410	5,623,816
XL Group PLC	598,015	14,549,705
Total		43,443,189
Real Estate Investment Trusts (REITs) 0.2%
ProLogis, Inc.	36,471	1,237,826
Total Financials		119,027,962
Health Care 13.6%
Health Care Equipment & Supplies 0.3%
Boston Scientific Corp.(a)	289,401	1,603,282
Health Care Providers & Services 1.7%
UnitedHealth Group, Inc.	202,879	11,034,589
Life Sciences Tools & Services 1.5%
Agilent Technologies, Inc.	108,502	4,154,541
Thermo Fisher Scientific, Inc.	81,587	5,184,854
Total		9,339,395
Pharmaceuticals 10.1%
AstraZeneca PLC, ADR	67,631	3,215,178
Bristol-Myers Squibb Co.	224,478	7,324,717
Johnson & Johnson	140,363	9,787,512
Merck & Co., Inc.	321,720	14,252,196
Novartis AG, ADR	122,600	7,607,330
Pfizer, Inc.	730,237	18,270,530
Roche Holding AG, ADR	70,302	3,459,561
Total		63,917,024
Total Health Care		85,894,290

Common Stocks (continued)

Issuer	Shares	Value ($)
Industrials 13.5%
Aerospace & Defense 3.2%
Boeing Co. (The)	106,533	7,913,271
Honeywell International, Inc.	58,760	3,603,751
Lockheed Martin Corp.	59,205	5,523,826
United Technologies Corp.	40,808	3,269,129
Total		20,309,977
Airlines 0.8%
Delta Air Lines, Inc.(a)	160,461	1,604,610
United Continental Holdings, Inc.(a)	180,444	3,648,578
Total		5,253,188
Commercial Services & Supplies 1.0%
ADT Corp. (The)(a)	58,810	2,699,379
Tyco International Ltd.	119,772	3,397,932
Total		6,097,311
Electrical Equipment 2.0%
ABB Ltd., ADR	129,489	2,514,676
Cooper Industries PLC	88,493	6,592,729
Hubbell, Inc., Class B	45,091	3,798,917
Total		12,906,322
Industrial Conglomerates 1.7%
General Electric Co.	522,079	11,031,529
Machinery 3.9%
Caterpillar, Inc.	71,404	6,086,477
Eaton Corp.	94,027	4,904,448
Illinois Tool Works, Inc.	87,395	5,380,910
PACCAR, Inc.	35,725	1,569,756
Parker Hannifin Corp.	62,984	5,174,136
Pentair Ltd.	28,222	1,368,485
Total		24,484,212
Road & Rail 0.9%
Union Pacific Corp.	43,492	5,339,948
Total Industrials		85,422,487
Information Technology 8.2%
Communications Equipment 1.6%
Cisco Systems, Inc.	528,070	9,985,804
Electronic Equipment, Instruments & Components 0.6%
TE Connectivity Ltd.	95,604	3,364,305

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
6

Columbia Active Portfolios® — Diversified Equity Income Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Internet Software & Services 0.6%
eBay, Inc.(a)	72,191	3,813,129
IT Services 2.3%
Accenture PLC, Class A	47,734	3,242,093
Mastercard, Inc., Class A	23,124	11,300,236
Total		14,542,329
Semiconductors & Semiconductor Equipment 1.5%
Intel Corp.	281,142	5,501,949
Microchip Technology, Inc.	134,215	4,082,820
Total		9,584,769
Software 1.6%
Microsoft Corp.	233,267	6,209,567
Oracle Corp.	127,449	4,091,113
Total		10,300,680
Total Information Technology		51,591,016
Materials 1.8%
Chemicals 0.9%
Dow Chemical Co. (The)	9,745	294,202
Mosaic Co. (The)	102,452	5,538,555
Total		5,832,757
Metals & Mining 0.5%
Freeport-McMoRan Copper & Gold, Inc.	74,611	2,910,575
Paper & Forest Products 0.4%
International Paper Co.	65,171	2,420,451
Total Materials		11,163,783
Telecommunication Services 6.6%
Diversified Telecommunication Services 6.0%
AT&T, Inc.	400,170	13,657,802
CenturyLink, Inc.	183,047	7,109,545
Deutsche Telekom AG, ADR	257,731	2,840,196
Verizon Communications, Inc.	285,409	12,592,245
Windstream Corp.	170,208	1,426,343
Total		37,626,131
Wireless Telecommunication Services 0.6%
Vodafone Group PLC, ADR	154,362	3,982,540
Total Telecommunication Services		41,608,671

Common Stocks (continued)

Issuer	Shares	Value ($)
Utilities 3.9%
Electric Utilities 1.9%
American Electric Power Co., Inc.	37,587	1,603,085
Duke Energy Corp.	38,557	2,460,708
Entergy Corp.	42,931	2,727,836
NextEra Energy, Inc.	48,462	3,329,824
PPL Corp.	72,596	2,130,693
Total		12,252,146
Multi-Utilities 2.0%
Dominion Resources, Inc.	76,201	3,894,633
PG&E Corp.	89,233	3,654,091
Sempra Energy	70,129	4,798,226
Total		12,346,950
Total Utilities		24,599,096
Total Common Stocks (Cost: $602,972,178)		623,634,610

Convertible Bonds 0.2%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.2%
Cemex SAB de CV Subordinated Notes 03/15/18	3.750%	1,200,000	1,251,750

Total Convertible Bonds (Cost: $1,042,242)	1,251,750

Money Market Funds 0.8%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.154%(b)(c)	5,277,131	5,277,131
Total Money Market Funds (Cost: $5,277,131)		5,277,131
Total Investments (Cost: $609,291,551)		630,163,491
Other Assets & Liabilities, Net		2,625,727
Net Assets		632,789,218

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
7

Columbia Active Portfolios® — Diversified Equity Income Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at November 30, 2012.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	27,738,063	98,747,583	(121,208,515)	—	5,277,131	13,124	5,277,131

Abbreviation Legend

ADR American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Active Portfolios® — Diversified Equity Income Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	74,800,893	—	—	74,800,893
Consumer Staples	61,578,795	—	—	61,578,795
Energy	67,947,617	—	—	67,947,617
Financials	119,027,962	—	—	119,027,962
Health Care	85,894,290	—	—	85,894,290
Industrials	85,422,487	—	—	85,422,487
Information Technology	51,591,016	—	—	51,591,016
Materials	11,163,783	—	—	11,163,783
Telecommunication Services	41,608,671	—	—	41,608,671
Utilities	24,599,096	—	—	24,599,096
Total Equity Securities	623,634,610	—	—	623,634,610
Bonds
Convertible Bonds	—	1,251,750	—	1,251,750
Total Bonds	—	1,251,750	—	1,251,750
Other
Money Market Funds	5,277,131	—	—	5,277,131
Total Other	5,277,131	—	—	5,277,131
Total	628,911,741	1,251,750	—	630,163,491

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Active Portfolios® — Diversified Equity Income Fund

Statement of Assets and Liabilities

November 30, 2012 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $604,014,420)	$624,886,360
Affiliated issuers (identified cost $5,277,131)	5,277,131
Total investments (identified cost $609,291,551)	630,163,491
Receivable for:
Capital shares sold	2,239,480
Dividends	2,187,868
Interest	9,500
Reclaims	6,176
Expense reimbursement due from Investment Manager	2,213
Prepaid expenses	4,546
Other assets	19,547
Total assets	634,632,821
Liabilities
Payable for:
Capital shares purchased	1,630,421
Investment management fees	11,243
Distribution and/or service fees	4,321
Transfer agent fees	112,352
Administration fees	1,019
Compensation of board members	2,476
Other expenses	81,771
Total liabilities	1,843,603
Net assets applicable to outstanding capital stock	$632,789,218
Represented by
Paid-in capital	$616,691,959
Undistributed net investment income	2,193,806
Accumulated net realized loss	(6,968,853)
Unrealized appreciation (depreciation) on:
Investments	20,871,940
Foreign currency translations	366
Total — representing net assets applicable to outstanding capital stock	$632,789,218
Class A
Net assets	$632,789,218
Shares outstanding	61,725,768
Net asset value per share	$10.25

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Active Portfolios® — Diversified Equity Income Fund

Statement of Operations

Six Months Ended November 30, 2012 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$9,009,439
Dividends — affiliated issuers	13,124
Interest	34,739
Foreign taxes withheld	(53,856)
Total income	9,003,446
Expenses:
Investment management fees	2,042,385
Distribution and/or service fees
Class A	784,506
Transfer agent fees
Class A	740,153
Administration fees	185,091
Compensation of board members	8,820
Custodian fees	9,375
Printing and postage fees	62,518
Registration fees	31,769
Professional fees	15,083
Other	37,425
Total expenses	3,917,125
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(518,773)
Total net expenses	3,398,352
Net investment income	5,605,094
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(5,039,004)
Foreign currency translations	(1,060)
Net realized loss	(5,040,064)
Net change in unrealized appreciation (depreciation) on:
Investments	51,142,079
Foreign currency translations	1,118
Net change in unrealized appreciation (depreciation)	51,143,197
Net realized and unrealized gain	46,103,133
Net increase in net assets resulting from operations	$51,708,227

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Active Portfolios® — Diversified Equity Income Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012(a)
Operations
Net investment income	$5,605,094	$1,492,423
Net realized loss	(5,040,064)	(1,928,789)
Net change in unrealized appreciation (depreciation)	51,143,197	(30,270,891)
Net increase (decrease) in net assets resulting from operations	51,708,227	(30,707,257)
Distributions to shareholders:
Net investment income
Class A	(5,037,250)	—
Total distributions to shareholders	(5,037,250)	—
Increase (decrease) in net assets from capital stock activity	9,349,054	607,456,441
Total increase in net assets	56,020,031	576,749,184
Net assets at beginning of period	576,769,187	20,003
Net assets at end of period	$632,789,218	$576,769,187
Undistributed net investment income	$2,193,806	$1,625,962

	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31, 2012(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	10,282,873	103,097,091	61,930,547	618,688,188
Distributions reinvested	507,637	5,037,088	—	—
Redemptions	(9,844,508)	(98,785,125)	(1,152,781)	(11,231,747)
Total net increase	946,002	9,349,054	60,777,766	607,456,441

(a) For the period from April 20, 2012 (commencement of operations) to May 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Active Portfolios® — Diversified Equity Income Fund

Financial Highlights

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

Class A	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31, 2012(a)
Per share data
Net asset value, beginning of period	$9.49		$10.00
Income from investment operations:
Net investment income	0.09		0.02
Net realized and unrealized gain (loss)	0.75		(0.53)
Total from investment operations	0.84		(0.51)
Less distributions to shareholders:
Net investment income	(0.08)		—
Total distributions to shareholders	(0.08)		—
Net asset value, end of period	$10.25		$9.49
Total return	8.89%		(5.10%)
Ratios to average net assets(b)
Total gross expenses	1.24	%(c)	1.38	%(c)
Total net expenses(d)	1.08	%(c)	1.08	%(c)
Net investment income	1.78	%(c)	2.46	%(c)
Supplemental data
Net assets, end of period (in thousands)	$632,789		$576,769
Portfolio turnover	22%		3%

Notes to Financial Highlights

(a)  For the period from April 20, 2012 (commencement of operations) to May 31, 2012.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Active Portfolios® — Diversified Equity Income Fund

Notes to Financial Statements

November 30, 2012 (Unaudited)

Note 1. Organization

Columbia Active Portfolios® — Diversified Equity Income Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund only offers Class A shares that are available only to certain eligible investors through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates.

Class A shares are not subject to any front-end sales charge or contingent deferred sales charge.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

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Columbia Active Portfolios® — Diversified Equity Income Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Equity-Linked Notes

The Fund may invest in equity-linked notes (ELNs). An ELN is a debt instrument whose value is based on the value of a single equity security, basket of equity securities or an index of equity securities (each, an Underlying Equity). An ELN typically provides interest income, thereby offering a yield advantage over investing directly in an Underlying Equity. However, the holder of an ELN may have limited or no benefit from any appreciation in the Underlying Equity, but is exposed to various risks, including, without limitation, volatility, issuer and market risk. The Fund may purchase ELNs that trade on a securities exchange or those that trade on the over-the-counter markets, including securities offered and sold under Rule 144A of the Securities Act of 1933, as amended. The Fund may also purchase an ELN in a privately negotiated transaction with the issuer of the ELN (or its broker-dealer affiliate).

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified

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Columbia Active Portfolios® — Diversified Equity Income Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.66% to 0.49% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2012 was 0.65% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2012 was 0.06% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended November 30, 2012, other expenses paid to this company were $1,275.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

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Columbia Active Portfolios® — Diversified Equity Income Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended November 30, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets for Class A shares was 0.24%.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Fund may pay distribution and service fees up to a maximum annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.25% for distribution services and up to 0.25% for shareholder liaison services).

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through September 30, 2014, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the 1.08% of Class A share's average daily net assets.

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2012, the cost of investments for federal income tax purposes was approximately $609,291,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$35,150,000
Unrealized depreciation	(14,278,000)
Net unrealized appreciation	$20,872,000

The following capital loss carryforward, determined as of May 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
Unlimited short-term	1,772,649
Unlimited long-term	—
Total	1,772,649

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $150,658,512 and $134,241,510, respectively, for the six months ended November 30, 2012.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

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Columbia Active Portfolios® — Diversified Equity Income Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

Note 7. Shareholder Concentration

At November 30, 2012, one unaffiliated shareholder account owned nearly 100% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended November 30, 2012.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012
18

Columbia Active Portfolios® — Diversified Equity Income Fund

Supplemental Information

(Unaudited)

Change in Independent Registered Public Accounting Firm

At a meeting held on June 14, 2012, the Board, upon recommendation of the Audit Committee, approved the replacement of Ernst & Young LLP (Ernst & Young) as the independent registered public accounting firm for the Fund and certain other funds in the Columbia Family of Funds (collectively, the Funds) and appointed PricewaterhouseCoopers LLP (PwC). PwC's engagement was effective at the completion of Ernst & Young's audits of the financial statements of the Funds with fiscal years ended July 31, 2012. The Fund did not consult with PwC during the fiscal period ended May 31, 2012 and through the June meeting.

Ernst & Young's reports on the financial statements of the Fund as of and for the fiscal period ended May 31, 2012 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal period and through the June meeting, there were no: (1) disagreements between the Fund and Ernst & Young on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Ernst & Young's satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports, or (2) reportable events.

Semiannual Report 2012
19

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Semiannual Report 2012
20

Columbia Active Portfolios® — Diversified Equity Income Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012
21

Columbia Active Portfolios® — Diversified Equity Income Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1845 A (1/13)

Semiannual Report

November 30, 2012

Columbia Dividend Opportunity Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Dividend Opportunity Fund

President's Message

Dear Shareholders,

Stocks rebound around the world

After a weak second quarter, U.S. stock market averages rebounded in the third quarter, erasing earlier losses and boosting year-to-date returns well into double digits. Welcome news from Europe and additional quantitative easing in the United States by the Federal Reserve Board helped bolster the rally. The Standard & Poor's 500 Index (S&P 500 Index) rose 6.35% (total return) for the quarter. The Dow Jones Industrial Average advanced 4.32% for the same period. From the beginning of the calendar year through September 30, 2012, the S&P 500 Index was up 16.44% (total return). And, as of the end of September, the S&P 500 Index stood at 1,440 — approximately 8% below its all-time high of 1,565 that was set on October 9, 2007.

Outside the United States, stock markets of both developed and emerging market economies rebounded, as measured in U.S. dollars. Investors responded favorably to the announcement of policy measures aimed to resolve the eurozone crisis, which could potentially have a favorable impact on growth in emerging market economies. A weaker dollar also benefited returns to U.S. investors.

Solid gains for fixed income

Within fixed income, investors appeared to be increasingly willing to take on risk as they abandoned higher quality sectors that dominated the performance rankings in the second quarter and favored riskier sectors, where yield spreads tightened by a significant margin. Fixed-income returns were strong, but unlike equities, they have been less volatile, accumulating steadily over the course of the year. Gains were the highest for high-yield and emerging market bonds. By contrast, government issued debt securities eked out smaller gains.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia Dividend Opportunity Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	12
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	18
Notes to Financial Statements	29
Supplemental Information	36
Important Information About This Report	37

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Dividend Opportunity Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Dividend Opportunity Fund (the Fund) Class A shares returned 8.81% excluding sales charges for the six months ended November 30, 2012.

>  The Fund underperformed its benchmark, the Russell 1000 Value Index, which returned 11.20% for the same time period.

Average Annual Total Returns (%) (for period ended November 30, 2012)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	08/01/88
Excluding sales charges		8.81	13.43	2.36	7.89
Including sales charges		2.51	6.97	1.16	7.25
Class B	03/20/95
Excluding sales charges		8.44	12.69	1.59	7.09
Including sales charges		3.44	7.69	1.24	7.09
Class C	06/26/00
Excluding sales charges		8.58	12.77	1.60	7.08
Including sales charges		7.58	11.77	1.60	7.08
Class I*	03/04/04	9.13	14.12	2.79	8.30
Class K (formerly Class R4)	03/20/95	8.85	13.66	2.55	8.11
Class R*	08/01/08	8.73	13.20	2.08	7.61
Class R4*	11/08/12	8.78	13.40	2.35	7.89
Class R5*	08/01/08	9.11	13.96	2.71	8.08
Class W*	12/01/06	8.92	13.48	2.33	7.87
Class Y*	11/08/12	8.90	13.53	2.38	7.90
Class Z*	09/27/10	9.05	13.79	2.48	7.96
Russell 1000 Value Index		11.20	17.45	-0.01	6.69

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2012

Columbia Dividend Opportunity Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at November 30, 2012)
General Electric Co.	3.0
Enbridge, Inc.	2.9
Pfizer, Inc.	2.9
Royal Dutch Shell PLC, ADR	2.6
JPMorgan Chase & Co.	2.2
Verizon Communications, Inc.	1.9
Merck & Co., Inc.	1.9
Johnson & Johnson	1.9
Wells Fargo & Co.	1.8
Lorillard, Inc.	1.7

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at November 30, 2012)
Common Stocks	98.0
Consumer Discretionary	10.0
Consumer Staples	10.6
Energy	13.0
Financials	14.6
Health Care	13.0
Industrials	10.6
Information Technology	6.9
Materials	4.9
Telecommunication Services	8.4
Utilities	6.0
Convertible Bonds	0.1
Materials	0.1
Convertible Preferred Stocks	0.5
Consumer Discretionary	0.1
Financials	0.4
Equity-Linked Notes	0.5
Money Market Funds	0.9
Total	100.0

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's portfolio composition is subject to change.

Portfolio Management

Steve Schroll

Laton Spahr, CFA

Paul Stocking

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2012

Columbia Dividend Opportunity Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2012 – November 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,088.10		1,019.80	5.50		5.32	1.05
Class B	1,000.00	1,000.00	1,084.40		1,016.09	9.35		9.05	1.79
Class C	1,000.00	1,000.00	1,085.80		1,016.09	9.36		9.05	1.79
Class I	1,000.00	1,000.00	1,091.30		1,021.96	3.25		3.14	0.62
Class K (formerly Class R4)	1,000.00	1,000.00	1,088.50		1,020.51	4.76		4.61	0.91
Class R	1,000.00	1,000.00	1,087.30		1,018.55	6.80		6.58	1.30
Class R4	1,000.00	1,000.00	1,022.00	*	1,021.11	0.46	*	4.00	0.79	*
Class R5	1,000.00	1,000.00	1,091.10		1,021.76	3.46		3.35	0.66
Class W	1,000.00	1,000.00	1,089.20		1,019.80	5.50		5.32	1.05
Class Y	1,000.00	1,000.00	1,023.20	*	1,022.01	0.36	*	3.09	0.61	*
Class Z	1,000.00	1,000.00	1,090.50		1,021.06	4.19		4.05	0.80

*For the period November 8, 2012 through November 30, 2012. Class R4 and Class Y shares commenced operations on November 8, 2012.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Semiannual Report 2012

Columbia Dividend Opportunity Fund

Portfolio of Investments

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.5%

Issuer	Shares	Value ($)
Consumer Discretionary 10.0%
Automobiles 0.7%
Ford Motor Co.	2,682,425	30,713,766
Distributors 0.6%
Genuine Parts Co.	439,559	28,610,895
Hotels, Restaurants & Leisure 2.3%
Carnival Corp.	620,797	24,000,012
Intercontinental Hotels Group PLC	498,889	13,332,247
Las Vegas Sands Corp.	248,500	11,592,525
McDonald's Corp.	686,803	59,779,333
Total		108,704,117
Household Durables 1.2%
Leggett & Platt, Inc.	1,487,588	41,429,326
Whirlpool Corp.	170,122	17,325,224
Total		58,754,550
Media 3.5%
Cinemark Holdings, Inc.	1,007,573	27,405,986
Gannett Co., Inc.	1,417,379	25,371,084
National CineMedia, Inc.	2,014,776	28,811,297
Pearson PLC, ADR	845,692	16,101,976
Regal Entertainment Group, Class A	2,415,075	37,626,868
Time Warner, Inc.	574,633	27,180,141
Total		162,497,352
Specialty Retail 1.7%
Buckle, Inc. (The)	183,900	9,406,485
GameStop Corp., Class A	857,700	22,514,625
Limited Brands, Inc.	882,965	46,046,625
Total		77,967,735
Total Consumer Discretionary		467,248,415
Consumer Staples 10.5%
Beverages 1.3%
Coca-Cola Co. (The)	753,062	28,556,111
Diageo PLC, ADR	123,570	14,775,265
PepsiCo, Inc.	264,188	18,548,639
Total		61,880,015
Food & Staples Retailing 0.4%
Costco Wholesale Corp.	189,600	19,716,504
Food Products 2.7%
B&G Foods, Inc.	1,519,817	44,348,260

Common Stocks (continued)

Issuer	Shares	Value ($)
ConAgra Foods, Inc.	487,725	14,563,468
Hershey Co. (The)	162,637	11,916,413
Kraft Foods Group, Inc.(a)	207,785	9,396,038
Mondelez International, Inc., Class A	615,367	15,931,852
Unilever NV - NY Shares	796,206	30,120,473
Total		126,276,504
Household Products 2.2%
Kimberly-Clark Corp.	423,886	36,335,508
Procter & Gamble Co. (The)	641,744	44,812,984
Reckitt Benckiser Group PLC	372,419	23,419,351
Total		104,567,843
Personal Products 0.2%
Avon Products, Inc.	741,520	10,344,204
Tobacco 3.7%
Altria Group, Inc.	1,141,223	38,584,749
Lorillard, Inc.	646,482	78,327,759
Philip Morris International, Inc.	592,194	53,226,397
Total		170,138,905
Total Consumer Staples		492,923,975
Energy 12.9%
Energy Equipment & Services 1.2%
Seadrill Ltd.	1,412,949	54,440,925
Oil, Gas & Consumable Fuels 11.7%
BP PLC, ADR	1,382,102	57,716,580
Chevron Corp.	716,657	75,743,478
Enbridge Energy Management LLC(a)(b)	57,216	34
Enbridge, Inc.	3,365,497	135,595,874
Kinder Morgan Management LLC(b)	2,471	2
Kinder Morgan, Inc.	1,136,845	38,436,729
Newfield Exploration Co.(a)	1	24
Occidental Petroleum Corp.	534,295	40,184,327
Royal Dutch Shell PLC, ADR	1,793,212	120,091,408
Ship Finance International Ltd.	656,180	10,623,554
Spectra Energy Corp.	796,821	22,271,147
TransCanada Corp.	607,348	27,931,935
Williams Companies, Inc. (The)	639,837	21,012,247
Total		549,607,339
Total Energy		604,048,264

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Dividend Opportunity Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Financials 14.5%
Capital Markets 1.2%
BlackRock, Inc.	181,149	35,693,599
New Mountain Finance Corp.(c)	1,164,677	17,679,797
Total		53,373,396
Commercial Banks 6.8%
Bank of Montreal	774,491	46,492,695
Fifth Third Bancorp	1,450,458	21,234,705
M&T Bank Corp.	523,953	51,205,927
National Australia Bank Ltd.	527,245	13,384,487
Toronto-Dominion Bank (The)	379,880	31,560,430
U.S. Bancorp	2,166,499	69,891,258
Wells Fargo & Co.	2,566,848	84,731,652
Total		318,501,154
Diversified Financial Services 3.3%
Bank of America Corp.	3,205,140	31,602,680
Citigroup, Inc.	253,274	8,755,682
JPMorgan Chase & Co.	2,513,606	103,258,935
NYSE Euronext	501,131	11,701,409
Total		155,318,706
Insurance 3.2%
Aflac, Inc.	358,124	18,976,991
Allstate Corp. (The)	706,411	28,595,517
Kemper Corp.	417,068	12,349,383
Marsh & McLennan Companies, Inc.	343,927	12,113,109
MetLife, Inc.	287,124	9,529,646
PartnerRe Ltd.	185,460	15,370,925
XL Group PLC	2,131,170	51,851,366
Total		148,786,937
Total Financials		675,980,193
Health Care 12.9%
Pharmaceuticals 12.9%
Abbott Laboratories	538,544	35,005,360
AstraZeneca PLC, ADR	805,569	38,296,750
Bristol-Myers Squibb Co.	1,194,757	38,984,921
Eli Lilly & Co.	973,740	47,752,210
GlaxoSmithKline PLC, ADR	987,203	42,459,601
Johnson & Johnson	1,234,348	86,071,086
Merck & Co., Inc.	2,021,143	89,536,635

Common Stocks (continued)

Issuer	Shares	Value ($)
Novartis AG, ADR	499,278	30,980,200
Pfizer, Inc.	5,297,821	132,551,481
Roche Holding AG, ADR	766,512	37,720,055
Warner Chilcott PLC, Class A	2,124,562	24,772,393
Total		604,130,692
Total Health Care		604,130,692
Industrials 10.6%
Aerospace & Defense 1.9%
Honeywell International, Inc.	644,733	39,541,475
Lockheed Martin Corp.	502,738	46,905,455
Total		86,446,930
Commercial Services & Supplies 1.9%
Deluxe Corp.	917,966	26,437,421
Pitney Bowes, Inc.	2,166,472	24,242,822
RR Donnelley & Sons Co.	1,772,758	16,663,925
Waste Management, Inc.	712,906	23,219,348
Total		90,563,516
Electrical Equipment 0.4%
Hubbell, Inc., Class B	201,820	17,003,335
Industrial Conglomerates 3.4%
General Electric Co.	6,634,100	140,178,533
Siemens AG, ADR	187,737	19,430,779
Total		159,609,312
Machinery 2.7%
Eaton Corp.	1,302,973	67,963,072
Harsco Corp.	881,449	17,761,197
Illinois Tool Works, Inc.	638,377	39,304,872
Total		125,029,141
Trading Companies & Distributors 0.3%
Fly Leasing Ltd., ADR	1,285,163	15,820,357
Total Industrials		494,472,591
Information Technology 6.9%
Communications Equipment 1.1%
Cisco Systems, Inc.	2,613,501	49,421,304
Internet Software & Services 0.5%
AOL, Inc.	642,898	24,121,533
IT Services 0.3%
Paychex, Inc.	496,560	16,158,062

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Dividend Opportunity Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 4.0%
Analog Devices, Inc.	787,068	31,954,961
Intel Corp.	2,013,164	39,397,619
Maxim Integrated Products, Inc.	1,495,694	43,659,308
Microchip Technology, Inc.	1,683,071	51,199,020
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,234,839	21,325,670
Total		187,536,578
Software 1.0%
Microsoft Corp.	1,670,732	44,474,886
Total Information Technology		321,712,363
Materials 4.9%
Chemicals 1.4%
Dow Chemical Co. (The)	64,259	1,939,979
Mosaic Co. (The)	570,612	30,847,285
Olin Corp.	1,469,022	30,452,826
Total		63,240,090
Containers & Packaging 1.0%
Packaging Corp. of America	1,306,995	47,626,898
Metals & Mining 0.8%
Cliffs Natural Resources, Inc.	378,737	10,888,689
Southern Copper Corp.	738,162	26,795,280
Total		37,683,969
Paper & Forest Products 1.7%
International Paper Co.	1,467,211	54,492,216
MeadWestvaco Corp.	799,993	24,727,784
Total		79,220,000
Total Materials		227,770,957
Telecommunication Services 8.3%
Diversified Telecommunication Services 7.8%
AT&T, Inc.	1,676,634	57,223,518
BCE, Inc.	912,031	38,578,911
BT Group PLC	7,002,953	26,198,201
CenturyLink, Inc.	1,876,679	72,890,212
Deutsche Telekom AG, ADR	1,259,147	13,875,800
Telefonica SA, ADR	934,322	12,174,216
Telstra Corp., Ltd.	5,707,554	25,676,494
Verizon Communications, Inc.	2,035,657	89,813,187
Vivendi SA	1,296,347	27,852,144
Total		364,282,683

Common Stocks (continued)

Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.5%
Vodafone Group PLC, ADR	987,811	25,485,524
Total Telecommunication Services		389,768,207
Utilities 6.0%
Electric Utilities 2.3%
American Electric Power Co., Inc.	548,639	23,399,453
Duke Energy Corp.	514,881	32,859,705
Pepco Holdings, Inc.	980,213	19,349,405
PPL Corp.	895,213	26,274,502
UIL Holdings Corp.	130,664	4,686,918
Total		106,569,983
Multi-Utilities 3.7%
Ameren Corp.	729,312	21,857,481
Consolidated Edison, Inc.	317,070	17,689,335
Dominion Resources, Inc.	495,742	25,337,374
National Grid PLC	1,255,536	14,181,483
PG&E Corp.	606,789	24,848,010
Public Service Enterprise Group, Inc.	433,832	13,054,005
SCANA Corp.	248,251	11,503,951
Sempra Energy	348,506	23,844,780
TECO Energy, Inc.	1,197,301	20,126,630
Total		172,443,049
Total Utilities		279,013,032
Total Common Stocks (Cost: $4,340,775,039)		4,557,068,689

Convertible Preferred Stocks 0.5%

Consumer Discretionary 0.1%
Automobiles 0.1%
General Motors Co., 4.750%	138,286	5,596,435
Total Consumer Discretionary		5,596,435
Financials 0.4%
Diversified Financial Services 0.2%
Citigroup, Inc., 7.500%	114,800	11,520,180
Insurance 0.2%
MetLife, Inc., 5.000%	209,992	9,363,543
Total Financials		20,883,723
Total Convertible Preferred Stocks (Cost: $29,263,162)		26,480,158

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Dividend Opportunity Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Convertible Bonds 0.1%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.1%
Cemex SAB de CV Subordinated Notes 03/15/18	3.750%	3,024,000	3,154,410
Total Convertible Bonds (Cost: $3,024,000)			3,154,410

Equity-Linked Notes 0.5%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Deutsche Bank AG Mandatory Exchangeable Notes (linked to common stock of Citigroup, Inc.)(d) 02/12/13	11.670%	652,300	22,845,503
Total Equity-Linked Notes (Cost: $23,769,812)			22,845,503

Money Market Funds 0.9%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.154%(c)(e)	42,107,497	42,107,497
Total Money Market Funds (Cost: $42,107,497)		42,107,497

Investments of Cash Collateral Received for Securities on Loan —%

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Repurchase Agreements —%
BNP Paribas Securities Corp. dated 11/30/12, matures 12/03/12, repurchase price $676,407(f)	0.240%	676,393	676,393
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $676,393)			676,393
Total Investments (Cost: $4,439,615,903)			4,652,332,650
Other Assets & Liabilities, Net			21,431,171
Net Assets			4,673,763,821

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2012 was $36, representing less than 0.01% of net assets. Information concerning such security holdings at November 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
Enbridge Energy Management LLC	04/22/09	11
Kinder Morgan Management LLC	11/18/05	—

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	135,287,671	842,586,022	(935,766,196)	42,107,497	82,232	42,107,497
New Mountain Finance Corp.	14,285,242	1,422,863	—	15,708,105	736,419	17,679,797
Total	149,572,913	844,008,885	(935,766,196)	57,815,602	818,651	59,787,294

(d)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, the value of these securities amounted to $22,845,503 or 0.49% of net assets.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Dividend Opportunity Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

(e)  The rate shown is the seven-day current annualized yield at November 30, 2012.

(f)  The following table represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
BNP Paribas Securities Corp. (0.240%)
Ginnie Mae I Pool	530,111
Ginnie Mae II Pool	159,810
Total market value of collateral securities	689,921

Abbreviation Legend

ADR American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Dividend Opportunity Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Dividend Opportunity Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	453,916,168	13,332,247	—	467,248,415
Consumer Staples	469,504,624	23,419,351	—	492,923,975
Energy	604,048,228	36	—	604,048,264
Financials	662,595,706	13,384,487	—	675,980,193
Health Care	604,130,692	—	—	604,130,692
Industrials	494,472,591	—	—	494,472,591
Information Technology	321,712,363	—	—	321,712,363
Materials	227,770,957	—	—	227,770,957
Telecommunication Services	310,041,368	79,726,839	—	389,768,207
Utilities	264,831,549	14,181,483	—	279,013,032
Convertible Preferred Stocks
Consumer Discretionary	5,596,435	—	—	5,596,435
Financials	20,883,723	—	—	20,883,723
Total Equity Securities	4,439,504,404	144,044,443	—	4,583,548,847
Bonds
Convertible Bonds	—	3,154,410	—	3,154,410
Total Bonds	—	3,154,410	—	3,154,410
Other
Equity-Linked Notes	—	22,845,503	—	22,845,503
Money Market Funds	42,107,497	—	—	42,107,497
Investments of Cash Collateral Received for Securities on Loan	—	676,393	—	676,393
Total Other	42,107,497	23,521,896	—	65,629,393
Total	4,481,611,901	170,720,749	—	4,652,332,650

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets was deemed not to be active and fair values were consequently obtained using the observable market inputs rather than quoted prices for identical assets as of period end, November 30, 2012.

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end, November 30, 2012.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In ($)		Transfers Out ($)
Level 1	Level 2	Level 1	Level 2
17,206,312	36	36	17,206,312

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Dividend Opportunity Fund

Statement of Assets and Liabilities

November 30, 2012 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $4,381,123,908)	$4,591,868,963
Affiliated issuers (identified cost $57,815,602)	59,787,294
Investment of cash collateral received for securities on loan
Repurchase agreements (identified cost $676,393)	676,393
Total investments (identified cost $4,439,615,903)	4,652,332,650
Foreign currency (identified cost $10,959,124)	10,958,594
Receivable for:
Investments sold	9,980,777
Capital shares sold	8,362,637
Dividends	22,164,114
Interest	68,685
Reclaims	155,724
Prepaid expenses	164,760
Total assets	4,704,187,941
Liabilities
Disbursements in excess of cash	55,253
Due upon return of securities on loan	676,393
Payable for:
Investments purchased	23,399,724
Capital shares purchased	5,324,975
Investment management fees	69,696
Distribution and/or service fees	28,122
Transfer agent fees	488,050
Administration fees	6,121
Plan administration fees	796
Compensation of board members	66,943
Other expenses	98,557
Other liabilities	209,490
Total liabilities	30,424,120
Net assets applicable to outstanding capital stock	$4,673,763,821
Represented by
Paid-in capital	$4,654,667,708
Undistributed net investment income	30,279,131
Accumulated net realized loss	(223,907,355)
Unrealized appreciation (depreciation) on:
Investments	212,716,747
Foreign currency translations	7,590
Total — representing net assets applicable to outstanding capital stock	$4,673,763,821
*Value of securities on loan	$615,820

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Dividend Opportunity Fund

Statement of Assets and Liabilities (continued)

November 30, 2012 (Unaudited)

Class A
Net assets	$3,060,865,513
Shares outstanding	351,252,511
Net asset value per share	$8.71
Maximum offering price per share(a)	$9.24
Class B
Net assets	$48,219,214
Shares outstanding	5,573,821
Net asset value per share	$8.65
Class C
Net assets	$206,753,317
Shares outstanding	24,075,472
Net asset value per share	$8.59
Class I
Net assets	$306,815,224
Shares outstanding	35,079,368
Net asset value per share	$8.75
Class K(b)
Net assets	$3,925,131
Shares outstanding	448,870
Net asset value per share	$8.74
Class R
Net assets	$13,121,719
Shares outstanding	1,506,415
Net asset value per share	$8.71
Class R4(c)
Net assets	$2,557
Shares outstanding	290
Net asset value per share(d)	$8.81
Class R5
Net assets	$30,025,293
Shares outstanding	3,430,904
Net asset value per share	$8.75
Class W
Net assets	$21,216,852
Shares outstanding	2,430,293
Net asset value per share	$8.73
Class Y
Net assets	$2,557
Shares outstanding	290
Net asset value per share(c)	$8.83
Class Z
Net assets	$982,816,444
Shares outstanding	112,463,835
Net asset value per share	$8.74

(a)  The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

(b)  Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(c)  Commenced operations on November 8, 2012.

(d)  Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Dividend Opportunity Fund

Statement of Operations

Six Months Ended November 30, 2012 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$101,586,461
Dividends — affiliated issuers	818,651
Interest	56,703
Income from securities lending — net	2,516,082
Foreign taxes withheld	(1,901,328)
Total income	103,076,569
Expenses:
Investment management fees	12,122,183
Distribution and/or service fees
Class A	3,702,976
Class B	256,236
Class C	896,097
Class R	22,030
Class W	25,313
Transfer agent fees
Class A	2,634,931
Class B	45,379
Class C	159,638
Class K(a)	887
Class R	7,873
Class R5	7,184
Class W	18,009
Class Z	750,809
Administration fees	1,070,612
Plan administration fees
Class K(a)	4,938
Compensation of board members	41,338
Custodian fees	22,061
Printing and postage fees	182,784
Registration fees	101,702
Professional fees	34,347
Other	128,435
Total expenses	22,235,762
Expense reductions	(40)
Total net expenses	22,235,722
Net investment income	80,840,847
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	79,450,228
Foreign currency translations	34,098
Net realized gain	79,484,326
Net change in unrealized appreciation (depreciation) on:
Investments	196,961,519
Foreign currency translations	43,432
Net change in unrealized appreciation (depreciation)	197,004,951
Net realized and unrealized gain	276,489,277
Net increase in net assets resulting from operations	$357,330,124

(a) Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Dividend Opportunity Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012(a)	Year Ended June 30, 2011(b)
Operations
Net investment income	$80,840,847	$98,819,887	$67,589,381
Net realized gain (loss)	79,484,326	(99,640,664)	372,010,407
Net change in unrealized appreciation (depreciation)	197,004,951	71,485,429	28,229,272
Net increase in net assets resulting from operations	357,330,124	70,664,652	467,829,060
Distributions to shareholders
Net investment income
Class A	(48,311,306)	(56,061,902)	(50,517,078)
Class B	(690,243)	(1,035,015)	(1,810,923)
Class C	(2,328,939)	(1,812,467)	(1,117,265)
Class I	(5,924,751)	(8,504,857)	(8,262,546)
Class K(c)	(67,492)	(100,221)	(112,578)
Class R	(130,423)	(45,314)	(11,894)
Class R5	(593,047)	(783,518)	(603,205)
Class W	(331,098)	(469,006)	(518,097)
Class Z	(14,308,070)	(10,138,155)	(1,894,714)
Total distributions to shareholders	(72,685,369)	(78,950,455)	(64,848,300)
Increase (decrease) in net assets from capital stock activity	493,672,733	1,737,143,730	622,570,675
Total increase in net assets	778,317,488	1,728,857,927	1,025,551,435
Net assets at beginning of period	3,895,446,333	2,166,588,406	1,141,036,971
Net assets at end of period	$4,673,763,821	$3,895,446,333	$2,166,588,406
Undistributed net investment income	$30,279,131	$22,123,653	$2,872,478

(a) For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b) Class Z shares are for the period from September 27, 2010 (commencement of operations) to June 30, 2011.

(c) Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Dividend Opportunity Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2012(a) (Unaudited)		Year Ended May 31, 2012(b)		Year Ended June 30, 2011(c)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(d)	58,162,002	498,945,876	184,684,283	1,478,795,600	84,515,439	648,386,874
Distributions reinvested	5,570,176	47,157,384	6,490,838	50,891,437	5,675,131	44,201,713
Redemptions	(39,357,766)	(338,398,872)	(60,369,284)	(493,399,676)	(34,084,499)	(262,937,407)
Net increase	24,374,412	207,704,388	130,805,837	1,036,287,361	56,106,071	429,651,180
Class B shares
Subscriptions	441,521	3,756,082	1,916,158	15,209,196	1,342,518	10,218,792
Distributions reinvested	81,327	679,972	128,223	990,469	223,852	1,720,622
Redemptions(d)	(1,978,011)	(16,682,427)	(2,977,020)	(24,060,398)	(4,476,210)	(31,560,694)
Net decrease	(1,455,163)	(12,246,373)	(932,639)	(7,860,733)	(2,909,840)	(19,621,280)
Class C shares
Subscriptions	7,234,105	61,298,351	12,643,174	101,660,828	3,547,175	27,862,312
Distributions reinvested	241,218	2,020,094	187,328	1,462,102	113,277	874,555
Redemptions	(1,238,152)	(10,470,017)	(1,352,044)	(10,810,412)	(718,843)	(5,422,083)
Net increase	6,237,171	52,848,428	11,478,458	92,312,518	2,941,609	23,314,784
Class I shares
Subscriptions	586,205	4,919,974	19,223,922	151,020,209	4,518,823	36,927,199
Distributions reinvested	699,137	5,924,509	1,090,679	8,504,508	1,064,246	8,262,059
Redemptions	(3,711,339)	(32,321,819)	(10,692,351)	(86,064,546)	(3,897,995)	(29,839,463)
Net increase (decrease)	(2,425,997)	(21,477,336)	9,622,250	73,460,171	1,685,074	15,349,795
Class K shares(e)
Subscriptions	52,023	450,132	117,081	942,580	385,395	2,940,981
Distributions reinvested	7,951	67,492	12,932	100,221	14,334	112,557
Redemptions	(58,761)	(511,409)	(137,380)	(1,132,156)	(174,755)	(1,352,926)
Net increase (decrease)	1,213	6,215	(7,367)	(89,355)	224,974	1,700,612
Class R shares
Subscriptions	952,583	8,218,248	673,579	5,607,470	27,606	217,580
Distributions reinvested	11,335	96,788	3,469	28,706	250	1,936
Redemptions	(116,747)	(1,010,140)	(73,538)	(619,554)	(3,191)	(25,165)
Net increase	847,171	7,304,896	603,510	5,016,622	24,665	194,351
Class R3 shares(f)
Redemptions	—	—	—	—	(653)	(4,419)
Net decrease	—	—	—	—	(653)	(4,419)
Class R4 shares
Subscriptions	290	2,500	—	—	—	—
Net increase	290	2,500	—	—	—	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Dividend Opportunity Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2012(a) (Unaudited)		Year Ended May 31, 2012(b)		Year Ended June 30, 2011(c)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class R5 shares
Subscriptions	226,326	1,965,975	1,447,427	11,678,913	2,705,328	20,486,150
Distributions reinvested	37,743	308,853	3,730	28,976	6,057	46,746
Redemptions	(604,153)	(5,225,992)	(267,655)	(2,189,678)	(276,853)	(2,198,716)
Net increase (decrease)	(340,084)	(2,951,164)	1,183,502	9,518,211	2,434,532	18,334,180
Class W shares
Subscriptions	387,821	3,326,906	678,152	5,435,233	3,115,346	23,638,094
Distributions reinvested	39,047	331,018	60,726	468,892	64,569	517,928
Redemptions	(244,997)	(2,118,050)	(1,043,789)	(8,224,884)	(627,150)	(5,106,361)
Net increase (decrease)	181,871	1,539,874	(304,911)	(2,320,759)	2,552,765	19,049,661
Class Y shares
Subscriptions	290	2,500	—	—	—	—
Net increase	290	2,500	—	—	—	—
Class Z shares
Subscriptions	39,287,612	339,376,815	74,130,372	601,091,480	16,950,031	137,206,053
Distributions reinvested	1,470,991	12,504,867	1,074,863	8,529,798	142,462	1,156,671
Redemptions	(10,522,346)	(90,942,877)	(9,612,501)	(78,801,584)	(457,649)	(3,760,913)
Net increase	30,236,257	260,938,805	65,592,734	530,819,694	16,634,844	134,601,811
Total net increase	57,657,431	493,672,733	218,041,374	1,737,143,730	79,694,041	622,570,675

(a) Class R4 and Class Y shares are for the period from November 8, 2012 (commencement of operations) to November 30, 2012.

(b) For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(c) Class Z shares are for the period from September 27, 2010 (commencement of operations) to June 30, 2011.

(d) Includes conversions of Class B shares to Class A shares, if any.

(e) Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(f) Effective August 27, 2010, all Class R3 shares were liquidated.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Dividend Opportunity Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended November 30, 2012		Year Ended May 31,		Year Ended June 30,
Class A	(Unaudited)		2012(a)		2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$8.14		$8.31		$6.31	$5.58	$7.72	$9.65
Income from investment operations:
Net investment income	0.16		0.26		0.31	0.23	0.25	0.30
Net realized and unrealized gain (loss)	0.55		(0.22)		1.98	0.76	(2.10)	(1.96)
Total from investment operations	0.71		0.04		2.29	0.99	(1.85)	(1.66)
Less distributions to shareholders:
Net investment income	(0.14)		(0.21)		(0.29)	(0.26)	(0.29)	(0.27)
Total distributions to shareholders	(0.14)		(0.21)		(0.29)	(0.26)	(0.29)	(0.27)
Net asset value, end of period	$8.71		$8.14		$8.31	$6.31	$5.58	$7.72
Total return	8.81%		0.58%		36.74%	17.60%	(23.98%)	(17.46%)
Ratios to average net assets(b)
Total gross expenses	1.05	%(c)	1.08	%(c)	1.16%	1.20%	1.13%	1.11%
Total net expenses(d)	1.05	%(c)(e)	1.08	%(c)(e)	1.16%	1.16%	1.03%	1.11%
Net investment income	3.61	%(c)	3.49	%(c)	4.01%	3.51%	4.23%	3.31%
Supplemental data
Net assets, end of period (in thousands)	$3,060,866		$2,660,013		$1,630,280	$883,208	$793,421	$1,166,836
Portfolio turnover	29%		28%		105%	23%	21%	20%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Dividend Opportunity Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,		Year Ended June 30,
Class B	(Unaudited)		2012(a)		2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$8.08		$8.26		$6.27	$5.54	$7.67	$9.59
Income from investment operations:
Net investment income	0.12		0.20		0.27	0.18	0.21	0.22
Net realized and unrealized gain (loss)	0.56		(0.22)		1.95	0.76	(2.10)	(1.94)
Total from investment operations	0.68		(0.02)		2.22	0.94	(1.89)	(1.72)
Less distributions to shareholders:
Net investment income	(0.11)		(0.16)		(0.23)	(0.21)	(0.24)	(0.20)
Total distributions to shareholders	(0.11)		(0.16)		(0.23)	(0.21)	(0.24)	(0.20)
Net asset value, end of period	$8.65		$8.08		$8.26	$6.27	$5.54	$7.67
Total return	8.44%		(0.14%)		35.72%	16.79%	(24.60%)	(18.15%)
Ratios to average net assets(b)
Total gross expenses	1.79	%(c)	1.83	%(c)	1.92%	1.96%	1.89%	1.87%
Total net expenses(d)	1.79	%(c)(e)	1.83	%(c)(e)	1.91%	1.92%	1.79%	1.87%
Net investment income	2.85	%(c)	2.68	%(c)	3.50%	2.73%	3.45%	2.48%
Supplemental data
Net assets, end of period (in thousands)	$48,219		$56,776		$65,777	$68,145	$91,922	$171,163
Portfolio turnover	29%		28%		105%	23%	21%	20%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Dividend Opportunity Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,		Year Ended June 30,
Class C	(Unaudited)		2012(a)		2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$8.02		$8.22		$6.25	$5.53	$7.65	$9.57
Income from investment operations:
Net investment income	0.12		0.20		0.25	0.18	0.20	0.23
Net realized and unrealized gain (loss)	0.56		(0.23)		1.96	0.76	(2.07)	(1.95)
Total from investment operations	0.68		(0.03)		2.21	0.94	(1.87)	(1.72)
Less distributions to shareholders:
Net investment income	(0.11)		(0.17)		(0.24)	(0.22)	(0.25)	(0.20)
Total distributions to shareholders	(0.11)		(0.17)		(0.24)	(0.22)	(0.25)	(0.20)
Net asset value, end of period	$8.59		$8.02		$8.22	$6.25	$5.53	$7.65
Total return	8.58%		(0.25%)		35.71%	16.77%	(24.51%)	(18.15%)
Ratios to average net assets(b)
Total gross expenses	1.79	%(c)	1.84	%(c)	1.91%	1.95%	1.88%	1.87%
Total net expenses(d)	1.79	%(c)(e)	1.84	%(c)(e)	1.90%	1.91%	1.78%	1.87%
Net investment income	2.87	%(c)	2.76	%(c)	3.26%	2.77%	3.46%	2.56%
Supplemental data
Net assets, end of period (in thousands)	$206,753		$143,150		$52,281	$21,354	$14,770	$21,336
Portfolio turnover	29%		28%		105%	23%	21%	20%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Dividend Opportunity Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,		Year Ended June 30,
Class I	(Unaudited)		2012(a)		2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$8.17		$8.34		$6.32	$5.59	$7.73	$9.67
Income from investment operations:
Net investment income	0.17		0.29		0.35	0.26	0.27	0.33
Net realized and unrealized gain (loss)	0.57		(0.23)		1.99	0.76	(2.10)	(1.97)
Total from investment operations	0.74		0.06		2.34	1.02	(1.83)	(1.64)
Less distributions to shareholders:
Net investment income	(0.16)		(0.23)		(0.32)	(0.29)	(0.31)	(0.30)
Total distributions to shareholders	(0.16)		(0.23)		(0.32)	(0.29)	(0.31)	(0.30)
Net asset value, end of period	$8.75		$8.17		$8.34	$6.32	$5.59	$7.73
Total return	9.13%		0.90%		37.51%	18.06%	(23.66%)	(17.19%)
Ratios to average net assets(b)
Total gross expenses	0.62	%(c)	0.66	%(c)	0.75%	0.75%	0.66%	0.72%
Total net expenses(d)	0.62	%(c)	0.66	%(c)	0.75%	0.72%	0.66%	0.72%
Net investment income	4.03	%(c)	3.90	%(c)	4.58%	3.94%	4.60%	3.70%
Supplemental data
Net assets, end of period (in thousands)	$306,815		$306,301		$232,481	$165,701	$158,905	$196,678
Portfolio turnover	29%		28%		105%	23%	21%	20%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Dividend Opportunity Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,		Year Ended June 30,
Class K(a)	(Unaudited)		2012(b)		2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$8.17		$8.34		$6.33	$5.59	$7.74	$9.67
Income from investment operations:
Net investment income	0.16		0.27		0.32	0.24	0.27	0.33
Net realized and unrealized gain (loss)	0.56		(0.23)		1.99	0.77	(2.11)	(1.95)
Total from investment operations	0.72		0.04		2.31	1.01	(1.84)	(1.62)
Less distributions to shareholders:
Net investment income	(0.15)		(0.21)		(0.30)	(0.27)	(0.31)	(0.31)
Total distributions to shareholders	(0.15)		(0.21)		(0.30)	(0.27)	(0.31)	(0.31)
Net asset value, end of period	$8.74		$8.17		$8.34	$6.33	$5.59	$7.74
Total return	8.85%		0.68%		36.95%	17.90%	(23.86%)	(17.00%)
Ratios to average net assets(c)
Total gross expenses	0.91	%(d)	0.94	%(d)	1.01%	1.06%	0.96%	1.02%
Total net expenses(e)	0.91	%(d)	0.94	%(d)	1.01%	1.02%	0.75%	0.76%
Net investment income	3.74	%(d)	3.60	%(d)	4.05%	3.65%	4.50%	3.62%
Supplemental data
Net assets, end of period (in thousands)	$3,925		$3,656		$3,795	$1,456	$490	$884
Portfolio turnover	29%		28%		105%	23%	21%	20%

Notes to Financial Highlights

(a)  Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(b)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Dividend Opportunity Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31		Year Ended June 30,
Class R	(Unaudited)		2012(a)		2011	2010	2009(b)
Per share data
Net asset value, beginning of period	$8.14		$8.33		$6.32	$5.59	$7.67
Income from investment operations:
Net investment income	0.15		0.25		0.29	0.25	0.23
Net realized and unrealized gain (loss)	0.56		(0.24)		1.99	0.72	(2.03)
Total from investment operations	0.71		0.01		2.28	0.97	(1.80)
Less distributions to shareholders:
Net investment income	(0.14)		(0.20)		(0.27)	(0.24)	(0.28)
Total distributions to shareholders	(0.14)		(0.20)		(0.27)	(0.24)	(0.28)
Net asset value, end of period	$8.71		$8.14		$8.33	$6.32	$5.59
Total return	8.73%		0.31%		36.53%	17.19%	(23.53%)
Ratios to average net assets(c)
Total gross expenses	1.30	%(d)	1.32	%(d)	1.42%	1.58%	1.46	%(d)
Total net expenses(e)	1.30	%(d)(f)	1.32	%(d)(f)	1.42%	1.51%	1.33	%(d)
Net investment income	3.39	%(d)	3.36	%(d)	3.79%	3.76%	4.23	%(d)
Supplemental data
Net assets, end of period (in thousands)	$13,122		$5,365		$464	$196	$4
Portfolio turnover	29%		28%		105%	23%	21%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  For the period from August 1, 2008 (commencement of operations) to June 30, 2009.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Dividend Opportunity Fund

Financial Highlights (continued)

Class R4	Six Months Ended November 30, 2012(a) (Unaudited)
Per share data
Net asset value, beginning of period	$8.62
Income from investment operations:
Net investment income	0.05
Net realized and unrealized gain	0.14
Total from investment operations	0.19
Net asset value, end of period	$8.81
Total return	2.20%
Ratios to average net assets(b)
Total gross expenses	0.79	%(c)
Total net expenses(d)	0.79	%(c)
Net investment income	11.04	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	29%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to November 30, 2012.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Dividend Opportunity Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,		Year Ended June 30,
Class R5	(Unaudited)		2012(a)		2011	2010	2009(b)
Per share data
Net asset value, beginning of period	$8.17		$8.34		$6.33	$5.59	$7.67
Income from investment operations:
Net investment income	0.17		0.29		0.32	0.28	0.26
Net realized and unrealized gain (loss)	0.57		(0.23)		2.01	0.75	(2.03)
Total from investment operations	0.74		0.06		2.33	1.03	(1.77)
Less distributions to shareholders:
Net investment income	(0.16)		(0.23)		(0.32)	(0.29)	(0.31)
Total distributions to shareholders	(0.16)		(0.23)		(0.32)	(0.29)	(0.31)
Net asset value, end of period	$8.75		$8.17		$8.34	$6.33	$5.59
Total return	9.11%		0.89%		37.27%	18.20%	(23.10%)
Ratios to average net assets(c)
Total gross expenses	0.66	%(d)	0.67	%(d)	0.75%	0.82%	0.72	%(d)
Total net expenses(e)	0.66	%(d)	0.67	%(d)	0.75%	0.78%	0.72	%(d)
Net investment income	3.96	%(d)	3.88	%(d)	3.95%	4.05%	4.85	%(d)
Supplemental data
Net assets, end of period (in thousands)	$30,025		$30,819		$21,589	$968	$4
Portfolio turnover	29%		28%		105%	23%	21%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  For the period from August 1, 2008 (commencement of operations) to June 30, 2009.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Dividend Opportunity Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,		Year Ended June 30,
Class W	(Unaudited)		2012(a)		2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$8.15		$8.33		$6.32	$5.59	$7.73	$9.67
Income from investment operations:
Net investment income	0.16		0.25		0.27	0.23	0.25	0.29
Net realized and unrealized gain (loss)	0.56		(0.23)		2.04	0.76	(2.10)	(1.97)
Total from investment operations	0.72		0.02		2.31	0.99	(1.85)	(1.68)
Less distributions to shareholders:
Net investment income	(0.14)		(0.20)		(0.30)	(0.26)	(0.29)	(0.26)
Total distributions to shareholders	(0.14)		(0.20)		(0.30)	(0.26)	(0.29)	(0.26)
Net asset value, end of period	$8.73		$8.15		$8.33	$6.32	$5.59	$7.73
Total return	8.92%		0.38%		36.95%	17.55%	(24.01%)	(17.58%)
Ratios to average net assets(b)
Total gross expenses	1.05	%(c)	1.11	%(c)	1.14%	1.18%	1.09%	1.16%
Total net expenses(d)	1.05	%(c)(e)	1.11	%(c)(e)	1.14%	1.18%	1.09%	1.16%
Net investment income	3.61	%(c)	3.42	%(c)	3.36%	3.49%	4.18%	3.27%
Supplemental data
Net assets, end of period (in thousands)	$21,217		$18,330		$21,260	$4	$3	$4
Portfolio turnover	29%		28%		105%	23%	21%	20%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Dividend Opportunity Fund

Financial Highlights (continued)

Class Y	Six Months Ended November 30, 2012(a) (Unaudited)
Per share data
Net asset value, beginning of period	$8.63
Income from investment operations:
Net investment income	0.03
Net realized and unrealized gain	0.17
Total from investment operations	0.20
Net asset value, end of period	$8.83
Total return	2.32%
Ratios to average net assets(b)
Total gross expenses	0.61	%(c)
Total net expenses(d)	0.61	%(c)
Net investment income	6.05	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	29%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to November 30, 2012.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Dividend Opportunity Fund

Financial Highlights (continued)

Class Z	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31, 2012(a)		Year Ended June 30, 2011(b)
Per share data
Net asset value, beginning of period	$8.16		$8.34		$7.20
Income from investment operations:
Net investment income	0.17		0.28		0.24
Net realized and unrealized gain (loss)	0.56		(0.24)		1.14
Total from investment operations	0.73		0.04		1.38
Less distributions to shareholders:
Net investment income	(0.15)		(0.22)		(0.24)
Total distributions to shareholders	(0.15)		(0.22)		(0.24)
Net asset value, end of period	$8.74		$8.16		$8.34
Total return	9.05%		0.65%		19.28%
Ratios to average net assets(c)
Total gross expenses	0.80	%(d)	0.84	%(d)	0.87	%(d)
Total net expenses(e)	0.80	%(d)(f)	0.84	%(d)	0.87	%(d)
Net investment income	3.87	%(d)	3.79	%(d)	3.98	%(d)
Supplemental data
Net assets, end of period (in thousands)	$982,816		$671,036		$138,659
Portfolio turnover	29%		28%		105%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  For the period from September 27, 2010 (commencement of operations) to June 30, 2011.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Dividend Opportunity Fund

Notes to Financial Statements

November 30, 2012 (Unaudited)

Note 1. Organization

Columbia Dividend Opportunity Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class K shares (formerly Class R4 shares) are not subject to sales charges; however, this share class is closed to new investors. Effective October 25, 2012, Class R4 shares were renamed Class K shares.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares are not subject to sales charges and are only available to investors purchasing through authorized investment professionals. Class R4 shares commenced operations on November 8, 2012.

Class R5 shares are not subject to sales charges. Effective November 8, 2012, Class R5 shares are only available to investors purchasing through authorized investment professionals. Prior to November 8, 2012, Class R5 shares were closed to new investors.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are only available to certain categories of investors which are subject to minimum initial investment requirements. Class Y shares commenced operations on November 8, 2012.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt

Semiannual Report 2012

Columbia Dividend Opportunity Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Equity-Linked Notes

The Fund may invest in equity-linked notes (ELNs). An ELN is a debt instrument whose value is based on the value of a single equity security, basket of equity securities or an index of equity securities (each, an Underlying Equity). An ELN typically provides interest income, thereby offering a yield advantage over investing directly in an Underlying Equity. However, the holder of an ELN may have limited or no benefit from any appreciation in the Underlying Equity, but is exposed to various risks, including, without limitation, volatility, issuer and market risk. The Fund may purchase ELNs that trade on a securities exchange or those that trade on the over-the-counter markets, including securities offered and sold under Rule 144A of the Securities Act of 1933, as amended. The Fund may also purchase an ELN in a privately negotiated transaction with the issuer of the ELN (or its broker-dealer affiliate).

Semiannual Report 2012

Columbia Dividend Opportunity Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Semiannual Report 2012

Columbia Dividend Opportunity Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.66% to 0.49% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2012 was 0.55% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2012 was 0.05% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended November 30, 2012, other expenses paid to this company were $5,664.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the

Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Effective November 8, 2012, Class Y shares will not pay transfer agent fees for at least 12 months.

For the six months ended November 30, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.18
Class C	0.18
Class K	0.04
Class R	0.18
Class R4	0.17
Class R5	0.05
Class W	0.18
Class Z	0.18

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2012, these minimum account balance fees reduced total expenses by $40.

Semiannual Report 2012

Columbia Dividend Opportunity Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $3,525,000 and $1,240,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2012, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $1,862,747 for Class A, $7,391 for Class B and $12,687 for Class C shares for the six months ended November 30, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective September 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through September 30, 2013 unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.19%
Class B	1.94
Class C	1.94
Class I	0.79
Class K	1.09
Class R	1.44
Class R4	0.94
Class R5	0.84
Class W	1.19
Class Y	0.79
Class Z	0.94

Prior to September 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.18%
Class B	1.93
Class C	1.93
Class I	0.83
Class K	1.13
Class R	1.43
Class R5	0.88
Class W	1.18
Class Z	0.93

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax

Semiannual Report 2012

Columbia Dividend Opportunity Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2012, the cost of investments for federal income tax purposes was approximately $4,439,616,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$350,476,000
Unrealized depreciation	(137,759,000)
Net unrealized appreciation	$212,717,000

The following capital loss carryforward, determined as of May 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	36,972,874
2018	165,774,622
Unlimited short-term	29,857,336
Unlimited long-term	11,786,298
Total	244,391,130

Unlimited capital loss carryforwards are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Under current tax rules, regulated investment companies can elect to treat post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat post-October capital losses of $54,057,864 at May 31, 2012 as arising on June 1, 2012.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $1,772,400,574 and $1,232,608,815, respectively, for the six months ended November 30, 2012.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended November 30, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

At November 30, 2012, securities valued at $676,393 were on loan, secured by cash collateral of $615,820 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

In September 2012, the Board voted to cease securities lending by or on December 31, 2012.

Semiannual Report 2012

Columbia Dividend Opportunity Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

Note 7. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At November 30, 2012, two unaffiliated shareholder accounts owned an aggregate of 40.0% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended November 30, 2012.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012

Columbia Dividend Opportunity Fund

Supplemental Information

(Unaudited)

Change in Independent Registered Public Accounting Firm

At a meeting held on June 14, 2012, the Board, upon recommendation of the Audit Committee, approved the replacement of Ernst & Young LLP (Ernst & Young) as the independent registered public accounting firm for the Fund and certain other funds in the Columbia Family of Funds (collectively, the Funds) and appointed PricewaterhouseCoopers LLP (PwC). PwC's engagement was effective at the completion of Ernst & Young's audits of the financial statements of the Funds with fiscal years ended July 31, 2012. The Fund did not consult with PwC during the fiscal period ended May 31, 2012 and year ended June 30, 2011 and through the June meeting.

Ernst & Young's reports on the financial statements of the Fund as of and for the fiscal period ended May 31, 2012 and year ended June 30, 2011 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through the June meeting, there were no: (1) disagreements between the Fund and Ernst & Young on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Ernst & Young's satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports, or (2) reportable events.

Semiannual Report 2012

Columbia Dividend Opportunity Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012

Columbia Dividend Opportunity Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6342 AD (1/13)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	During November 2012, the registrant enhanced internal controls over financial reporting relating to the recording of certain last day trades. These controls include (i) additional analysis of last day security purchase prices, (ii) comparisons of cost and market value for last day trades and (iii) analytical review of per share changes resulting from financial statement adjustments.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	January 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	January 18, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	January 18, 2013